UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21034

                       Sanford C. Bernstein Fund II, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2003

                  Date of reporting period: September 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

                     --------------------------------------
                         SANFORD C. BERNSTEIN FUND, INC.
                                       AND
                       SANFORD C. BERNSTEIN FUND II, INC.
                     --------------------------------------

                                  ANNUAL REPORT
                                              SEPTEMBER 30, 2003

                                Fixed-Income &
                                               International-Equity
                                               Investments

================================================================================

   This publication is intended to be accompanied or preceded by a prospectus of the Sanford C. Bernstein Fund, Inc. or Sanford C. Bernstein Fund II,
             Inc., which should be read carefully before investing.

================================================================================

Table of Contents

                               Portfolio Returns .................2

                             To Our Shareholders .................3

            Statements of Assets and Liabilities .................6

                        Statements of Operations ................12

             Statements of Changes in Net Assets ................16

                            Financial Highlights ................24

                   Notes to Financial Statements ................38

                          Directors and Officers ................57

================================================================================

Portfolio Returns(1)

THROUGH SEPTEMBER 30, 2003

                                                    TOTAL RETURNS            AVERAGE ANNUAL TOTAL RETURNS
                                                --------------------     ------------------------------------
                                                PAST SIX     PAST 12        PAST         PAST         SINCE
                                                 MONTHS      MONTHS      FIVE YEARS    10 YEARS     INCEPTION      INCEPTION DATE
===================================================================================================================================
SANFORD C. BERNSTEIN FUND PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------------
  Tax-Managed International(2,3)                 32.00%       35.65%        4.93%        6.42%         7.79%          June 22, 1992
      Pre-liquidation, after-tax                 32.00        35.10         3.67         4.93          6.41
      Post-liquidation, after-tax                20.80        23.17         3.69         4.79          6.11
-----------------------------------------------------------------------------------------------------------------------------------
  International(2,3)                             32.18        36.00           --           --          0.99          April 30, 1999
-----------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Value(2)                                                                                       December 15, 1995
      Before deduction of purchase and
      redemption fees (see note 2, page 4)       45.02        53.28         16.83          --          1.83
      After deduction of 2% purchase and
      2% redemption fees--both paid
      to the portfolio, not to Bernstein         39.27        47.21         15.89          --          1.31
-----------------------------------------------------------------------------------------------------------------------------------
  Intermediate Duration                           2.54         6.39         5.58         5.87          7.65        January 17, 1989
-----------------------------------------------------------------------------------------------------------------------------------
  Short Duration Plus                             1.40         3.42         5.34         5.29          6.37       December 12, 1988
-----------------------------------------------------------------------------------------------------------------------------------
  U.S. Government Short Duration                  0.69         2.10         5.07         5.06          6.08         January 3, 1989
-----------------------------------------------------------------------------------------------------------------------------------
  Short Duration Diversified Municipal            0.92         1.97         3.68           --          3.98         October 3, 1994
-----------------------------------------------------------------------------------------------------------------------------------
  Short Duration California Municipal             0.74         1.63         3.27           --          3.70         October 3, 1994
-----------------------------------------------------------------------------------------------------------------------------------
  Short Duration New York Municipal               1.02         1.92         3.37           --          3.72         October 3, 1994
-----------------------------------------------------------------------------------------------------------------------------------
  Diversified Municipal                           2.31         3.44         4.83         4.95          5.96         January 9, 1989
----------------------------------------------------------------------------------------------------------------------------
  California Municipal                            1.83         2.40         4.38         4.75          5.71          August 6, 1990
-----------------------------------------------------------------------------------------------------------------------------------
  New York Municipal                              2.37         3.45         4.76         4.92          6.01         January 9, 1989

SANFORD C. BERNSTEIN FUND II PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
  Intermediate Duration Institutional             2.72%        6.44%          --           --          8.15%           May 17, 2002

LIPPER MUTUAL-FUND COMPOSITES(4)
-----------------------------------------------------------------------------------------------------------------------------------
  Foreign Stock Composite                        26.78%       22.57%        1.05%        3.61%
-----------------------------------------------------------------------------------------------------------------------------------
  Intermediate Bond Composite                     2.55         5.85         5.52         5.86
-----------------------------------------------------------------------------------------------------------------------------------
  Short-Term Bond Composite                       1.40         3.42         4.87         5.08
-----------------------------------------------------------------------------------------------------------------------------------
  Intermediate Municipal Composite                2.29         3.23         4.65         4.88
-----------------------------------------------------------------------------------------------------------------------------------
  Short-Term Municipal Composite                  1.31         2.39         3.58         3.85

MARKET BENCHMARKS
-----------------------------------------------------------------------------------------------------------------------------------
  Major Foreign Markets Index (MSCI EAFE)(5)     28.96%       26.01%        0.55%        2.92%
-----------------------------------------------------------------------------------------------------------------------------------
  Major Foreign Markets Index (MSCI EAFE)(6)     28.03        20.74         1.45         5.25
-----------------------------------------------------------------------------------------------------------------------------------
  MSCI Emerging Markets Free Index               40.93        45.97        10.65         1.37
-----------------------------------------------------------------------------------------------------------------------------------
  Lipper Emerging Markets Index                  40.76        44.21        10.42          n/a
-----------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index            2.35         5.41         6.63         6.92
-----------------------------------------------------------------------------------------------------------------------------------
  Inflation (CPI)                                 0.54         2.32         2.51         2.47
-----------------------------------------------------------------------------------------------------------------------------------

(1) Except as noted for Emerging Markets Value, results are after all fees and expenses. Past performance is no guarantee of future results. The investment return and principal value of an investment in the Funds will fluctuate as the prices of the individual securities in which they invest fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance information is as of the date shown. Because of ongoing market volatility, a fund's performance may have been subject to substantial fluctuations since that date and may be greater or lesser than shown. For more complete information on any portfolio of the Sanford C. Bernstein Fund, Inc. or the Sanford C. Bernstein Fund II, Inc., including investment objectives and policies, sales charges, expenses, risks, and other matters of importance to prospective investors, call your Financial Advisor for a current prospectus. Please read the prospectus carefully before investing. (2) Tax-Managed International, International, and Emerging Markets Value returns throughout this report include dividends net of withholding taxes. (3) On April 30, 1999, the International Value portfolio (IVP) was split into two portfolios: International Value II (now known as International) for tax-exempt investors such as 401(k) and other retirement plans; and Tax-Managed International Value (now known as Tax-Managed International) for taxable investors. Both portfolios have the same overall investment style, except that the latter includes tax management. International is an extension of the original IVP in that it is managed without regard to tax considerations. The returns shown above reflect the performance of the Tax-Managed International Fund and the International Fund portfolios using an all-value investment style through August 2003. In September 2003, the investment style of the International portfolios changed from all-value to a blend of growth and value. (4) Lipper composites are the equal-weighted average returns of the mutual funds in the relevant Lipper Analytical Services categories; the average fund in a category may differ in composition from Bernstein's portfolios. (5) Morgan Stanley Capital International (MSCI) EAFE Index of major foreign markets in Europe, Australasia and the Far East, with countries weighted according to market capitalization and currencies unhedged.
(6) MSCI EAFE Index of major foreign markets in Europe, Australasia and the Far East, with countries weighted according to gross domestic product and currencies half-hedged.


--------------------------------------------------------------------------------
2   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

To Our Shareholders:

THE GLOBAL EQUITY MARKETS STAGED A DRAMATIC TURNAROUND during the six months ending September 30, 2003, driving overseas markets to double-digit gains for the respective 12-month period. Prospects for the global economy appeared to brighten, the falling U.S. dollar added to returns from non-U.S. stocks, and valuations of stocks outside the U.S. remained very attractive--all fueling investor enthusiasm for international equities. The speed and magnitude of the reversals reinforced the benefits of maintaining a globally diversified portfolio.

      In this environment, the Sanford C. Bernstein Fund, Inc.'s international stock portfolios posted exceptionally strong performance, outpacing their benchmark by a large margin. Our Tax-Managed International portfolio gained in excess of 35% during the last 12 months, 11% more than the S&P 500 Index. In an effort to maximize opportunities and take advantage of the cyclical nature of investment styles abroad, we recently combined both international growth and value equities in our developed-foreign-market portfolios. To more closely represent this new investment strategy, on September 2, 2003, the benchmark was changed to the MSCI EAFE Index, cap-weighted, with currencies unhedged.

      Among our international portfolios, favorable stock selection in the energy sector provided a boost to returns. Positions in cyclical stocks were also particular standouts, as investors focused their attention on the group as a potential beneficiary of a global economic rebound.

      Meanwhile, the upturn was even more dramatic in the emerging markets. For the last 12 months, our Emerging Markets portfolio posted an impressive 53.3% gain, outperforming its benchmark by more than 7%. Here, too, our success can be linked to a cyclical strategy, especially in our holdings of paper-and-pulp and energy- services companies, although holdings in technology also contributed to the gain.

      As investor sentiment about stocks became more optimistic, a sense of vulnerability seemed to mark the mood surrounding bonds. While 10-year Treasury yields rose late in the 12 months ending September 30, 2003, they remained at levels among the lowest in decades. Our bond portfolios' strong gains for the fund's fiscal year--due in part to our avoidance of long maturities (which are more sensitive to interest-rate changes) in favor of short and intermediate bonds--proved protective in the closing months of the fiscal year, as yields started to rise.

      Despite recent volatility, our taxable-bond portfolios returned 6.4% during the last 12 months, outperforming the benchmark. In our taxable-bond portfolios, we emphasized investment-grade corporates and mortgage-related bonds, which have been unusually attractive versus Treasuries.(1) Our municipal-bond portfolios posted performance slightly ahead of the benchmark, as we continued to focus on quality and diversification while taking advantage of a unique opportunity: Across the maturity spectrum, municipals offered nearly as much tax-free yield as taxable Treasuries.(1) In all of our bond portfolios, we've maintained an average credit quality of AA+.

      The past 12-month's outperformance of international stocks vs. U.S. stocks, along with variability in the U.S. bond market, highlight the importance of managing overall portfolio risk by diversifying geographically and by asset type. These assets offer investors access to a wider universe of opportunities. And because bonds and international equities typically have not moved in tandem with U.S. stocks, combining them in a portfolio can reduce its overall volatility without sacrificing returns.

   [The following table was depicted as a bar graph in the printed material.]

                          Total Returns:Oct 02-Sep 03

Our foreign-market portfolios produced exceptional results...

                                                     Bernstein
  Bernstein                        Developed         Emerging          Emerging
 Tax-Managed       Bernstein        Markets           Markets          Markets
International    International       Index*            Value+          Index++
--------------------------------------------------------------------------------
    35.7%            36.0%            26.0%            47.2%            46.0%

....while our bond portfolios also outperformed

                                             Bernstein          Lipper
          Bernstein          Lipper         Intermediate      Intermediate
         Intermediate     Intermediate      Diversified       Municipal
           Duration      Bond Composite^     Municipal         Composite^
        ------------------------------------------------------------------------
             6.4%             5.9%             3.4%             3.2%


*     MSCI EAFE Index, cap-weighted, with currencies unhedged
+     After 2% purcahse and 2% redemption fees
++    MSCI Emerging Markets Free Index
^     See Lipper notes on page 2

(1) Treasury securities are guaranteed by the U.S. Government as to the timely payment of interest and repayment of principal if held to maturity.


--------------------------------------------------------------------------------
                                                            2003 Annual Report 3

================================================================================
Sanford C. Bernstein Fund, Inc.
--------------------------------------------------------------------------------

Foreign-Stock Portfolios

--------------------------------------------------------------------------------
Tax-Managed International
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                 Tax Managed                                  MSCI EAFE Foreign
                International         Lipper Foreign          Stock-Market Index
 Yr:Month     (after all costs)       Stock Composite         (before all costs)
 --------    -------------------      ---------------         ------------------
  "92: 6"           25000                  25000                     25000
                    24179                  24128                     23874
                    25280                  24354                     24569
                    23979                  23833                     23844
                    23419                  23097                     23575
                    23499                  23221                     24015
                    23754                  23530                     24102
  "93: 1"           24184                  23608                     24357
                    25128                  24153                     25178
                    27419                  25530                     26568
                    29208                  26812                     28548
                    29854                  27393                     28798
                    29128                  26815                     28578
                    30537                  27660                     29727
                    32261                  29356                     31644
                    31280                  29171                     30796
                    31986                  30440                     31943
                    29954                  29219                     29609
                    31953                  31928                     31821
  "94: 1"           34245                  33898                     34058
                    33820                  33159                     33475
                    33942                  31686                     32679
                    35041                  32482                     34146
                    34733                  32381                     33453
                    34142                  32038                     32855
                    34883                  32919                     33706
                    35351                  33887                     34225
                    33957                  33043                     32753
                    34140                  33684                     33379
                    33059                  32027                     32424
                    33177                  31719                     32660
  "95: 1"           32358                  30143                     31654
                    31758                  30185                     31388
                    31758                  31175                     31740
                    32769                  32182                     33108
                    32746                  32455                     32962
                    32488                  32455                     32483
                    34252                  34192                     34704
                    34360                  33546                     34427
                    34575                  34035                     34652
                    34315                  33348                     33819
                    34423                  33705                     34732
                    35854                  34723                     36239
  "96: 1"           37333                  35486                     37316
                    37267                  35628                     37176
                    37928                  36241                     37820
                    39453                  37401                     39199
                    39518                  37300                     38796
                    39960                  37550                     39185
                    38436                  36175                     37640
                    38591                  36573                     37769
                    40048                  37363                     39247
                    40004                  37117                     38836
                    41726                  38705                     40634
                    42115                  38837                     40502
  "97: 1"           42091                  38713                     40849
                    42681                  39255                     41530
                    43601                  39341                     42315
                    43884                  39420                     42868
                    45300                  41738                     44508
                    47258                  43670                     47326
                    49688                  44797                     49367
                    46574                  41643                     45774
                    49358                  44125                     48549
                    46810                  40842                     44565
                    46291                  40385                     45090
                    46017                  40647                     46292
  "98: 1"           48562                  41639                     48853
                    50614                  44412                     51555
                    54587                  46748                     54988
                    54276                  47459                     55299
                    55912                  47558                     56376
                    55678                  47135                     57159
                    56535                  47786                     58167
                    48121                  40957                     50245
                    45810                  39474                     47810
                    47913                  42313                     51829
                    50692                  44496                     55318
                    51058                  45880                     56631
  "99: 1"           51144                  46320                     57493
                    49797                  45148                     56523
                    52921                  46706                     59737
                    55702                  48896                     62539
                    54412                  46882                     59821
                    56505                  49371                     63022
                    57336                  50749                     63775
                    57996                  51256                     64044
                    57422                  51523                     64700
                    57881                  53414                     67026
                    58540                  57863                     70056
                    62653                  64853                     77028
  "00: 1"           58959                  61708                     73988
                    59745                  65953                     77563
                    61635                  66177                     79128
                    60210                  61704                     76189
                    60181                  59569                     74416
                    62886                  62267                     76795
                    61461                  60107                     74254
                    62071                  61273                     75671
                    59425                  57823                     72650
                    58785                  55452                     71635
                    57825                  52746                     68652
                    59598                  54598                     69160
  "01: 1"           60758                  54876                     70345
                    58535                  50799                     66104
                    55442                  46816                     63334
                    59211                  49859                     67308
                    57665                  48573                     65304
                    57375                  46824                     63445
                    55958                  45419                     61503
                    55636                  44166                     58698
                    49031                  39277                     52192
                    50771                  40424                     53789
                    51480                  42041                     55950
                    52136                  42629                     56221
  "02: 1"           50595                  40907                     53828
                    51447                  41099                     54245
                    54464                  43257                     56977
                    55906                  43447                     56843
                    57546                  44068                     57038
                    55054                  42310                     53626
                    49775                  38181                     48155
                    49349                  37967                     48041
                    42955                  33928                     42545
                    45283                  35531                     44323
                    48529                  37075                     46543
                    47698                  35782                     44043
  "03: 1"           46469                  34359                     42326
                    46136                  33473                     41454
                    44172                  32801                     40122
                    50326                  35857                     36412
                    53619                  38030                     38618
                    55016                  38835                     39551
                    56446                  39711                     40509
                    57410                  40741                     41487
                    58309                  41585                     42766

--------------------------------------------------------------------------------
International
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                                                               MSCI EAFE Foreign
                 International           Lipper Foreign       Stock-Market Index
 Yr:Month      (after all costs)        Stock Composite       (before all costs)
 --------    ----------------------     ---------------       ------------------
  "99: 4"              25000                  25000                  25000
                       24357                  23970                  23913
                       25270                  25243                  25193
                       25708                  25947                  25494
                       26081                  26207                  25602
                       25875                  26343                  25864
                       25888                  27310                  26794
                       26004                  29584                  28005
                       27631                  33158                  30792
  "00: 1"              26032                  31550                  29577
                       26461                  33721                  31006
                       27384                  33835                  31632
                       26708                  31548                  30456
                       26734                  30457                  29748
                       28034                  31836                  30699
                       27358                  30732                  29683
                       27670                  31328                  30249
                       26578                  29564                  29042
                       26253                  28352                  28636
                       25915                  26968                  27443
                       26812                  27915                  27647
  "01: 1"              27373                  28057                  28120
                       26500                  25973                  26425
                       25191                  23936                  25318
                       26687                  25492                  26906
                       25908                  24835                  26105
                       25799                  23940                  25362
                       25159                  23222                  24586
                       25097                  22581                  23464
                       22073                  20082                  20864
                       22821                  20668                  21502
                       23055                  21495                  22366
                       23347                  21796                  22474
  "02: 1"              22705                  20915                  21518
                       23122                  21013                  21685
                       24424                  22117                  22776
                       25034                  22214                  22723
                       25645                  22532                  22801
                       24601                  21633                  21437
                       22126                  19521                  19250
                       22030                  19412                  19204
                       19202                  17347                  17007
                       20262                  18166                  17718
                       21708                  18956                  18605
                       21284                  18295                  17606
  "03: 1"              20845                  17567                  16920
                       20650                  17114                  16571
                       19756                  16771                  16039
                       22520                  18333                  17186
                       24016                  19444                  18228
                       24683                  19856                  18668
                       25317                  20304                  19120
                       25723                  20830                  19582
                       26114                  21262                  20185

--------------------------------------------------------------------------------
Emerging Markets Value
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                   Emerging
                  Markets Value
                (after deduction
                 of 2% purchase
               and 2% redemption
               fees -- both paid                                MSCI Emerging
               to the portfolio,        Lipper Emerging       Markets Free Index
 Yr:Month     not to Bernstein)(2)       Markets Index        (before all costs)
 --------     --------------------      ---------------       ------------------
  "96: 1"            25000                    25000                  25000
                     26784                    27272                  26777
                     26760                    26954                  26351
                     27071                    27178                  26557
                     28422                    28131                  27618
                     28266                    28407                  27495
                     27932                    28461                  27667
                     26186                    26805                  25776
                     26174                    27536                  26436
                     26090                    27818                  26665
                     24942                    27175                  25954
                     25803                    27794                  26388
                     26226                    28037                  26508
  "97: 1"            28281                    30166                  28316
                     28953                    31243                  29528
                     28593                    30442                  28753
                     28100                    30448                  28804
                     28401                    31498                  29628
                     29230                    33048                  31214
                     30395                    34010                  31680
                     27115                    30275                  27648
                     27079                    31368                  28414
                     22898                    26132                  23752
                     20700                    24939                  22885
                     19952                    25166                  23437
  "98: 1"            19113                    23415                  21599
                     20954                    25419                  23853
                     21956                    26311                  24888
                     21405                    26366                  24617
                     18687                    22430                  21243
                     16433                    20304                  19015
                     16595                    20923                  19618
                     12374                    14928                  13946
                     12663                    15488                  14830
                     14128                    16977                  16392
                     15618                    18118                  17755
                     15743                    17891                  17498
  "99: 1"            15350                    17528                  17216
                     15553                    17377                  17383
                     17581                    19313                  19674
                     21092                    21996                  22108
                     21498                    21729                  21980
                     23767                    24170                  24474
                     23133                    23568                  23809
                     23222                    23306                  24026
                     21950                    22479                  23213
                     22099                    23155                  23707
                     23552                    25709                  25833
                     26693                    30227                  29118
  "00: 1"            25794                    29876                  29292
                     24957                    30766                  29678
                     25082                    30859                  29823
                     23884                    27501                  26996
                     22198                    26038                  25880
                     22910                    27330                  26792
                     22710                    26215                  25414
                     22510                    26485                  25539
                     21112                    23953                  23309
                     19626                    22163                  21619
                     18465                    20160                  19729
                     19177                    20888                  20205
  "01: 1"            20712                    23308                  22987
                     20085                    21502                  21187
                     18742                    19451                  19106
                     19292                    20445                  20050
                     19919                    21007                  20290
                     19586                    20641                  19873
                     18410                    19362                  18617
                     18627                    19110                  18434
                     15966                    16383                  15581
                     16299                    17243                  16548
                     17604                    18952                  18275
                     18484                    20161                  19726
  "02: 1"            19606                    20955                  20394
                     20032                    21425                  20729
                     21013                    22599                  21976
                     21543                    22874                  22119
                     21568                    22664                  21766
                     20149                    21007                  20133
                     19232                    19453                  18602
                     19271                    19597                  18889
                     17619                    17632                  16851
                     18083                    18473                  17944
                     19271                    19716                  19179
                     19193                    19229                  18542
  "03: 1"            19479                    19117                  18461
                     19245                    18666                  17963
                     18622                    18065                  17454
                     21161                    19805                  19008
                     22604                    21229                  20373
                     23902                    22298                  21534
                     25425                    23319                  22882
                     26656                    24877                  24418
                     27006                    25428                  24597


Taxable-Bond Portfolios

--------------------------------------------------------------------------------
Intermediate Duration
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                Intermediate                                  Lehman Brothers
                  Duration          Lipper Intermediate     Aggregate Bond Index
 Yr:Month     (after all costs)       Bond Composite         (before all costs)
 --------     -----------------     -------------------     --------------------
  "89: 1"            25000                25000                     25000
                     24865                24898                     24820
                     25000                24982                     24927
                     25432                25397                     25448
                     25948                25869                     26117
                     26694                26462                     26911
                     27103                26919                     27484
                     26868                26658                     27077
                     27003                26768                     27215
                     27602                27228                     27885
                     27776                27424                     28150
                     27846                27501                     28226
  "90: 1"            27522                27289                     27890
                     27602                27365                     27979
                     27649                27409                     27999
                     27427                27269                     27741
                     28083                27861                     28562
                     28447                28207                     29022
                     28769                28534                     29424
                     28480                28326                     29030
                     28597                28447                     29272
                     28879                28618                     29645
                     29443                29082                     30283
                     29892                29457                     30757
  "91: 1"            30044                29731                     31138
                     30478                30004                     31403
                     30782                30229                     31620
                     31132                30574                     31961
                     31361                30773                     32146
                     31371                30773                     32130
                     31798                31124                     32577
                     32494                31749                     33281
                     33042                32324                     33956
                     33469                32666                     34333
                     33818                32987                     34649
                     35005                33920                     35678
  "92: 1"            34509                33533                     35193
                     34754                33661                     35422
                     34594                33530                     35222
                     34848                33764                     35476
                     35499                34308                     36146
                     35991                34798                     36644
                     36844                35592                     37391
                     37051                35891                     37770
                     37443                36372                     38218
                     36919                35830                     37711
                     37071                35726                     37719
                     37692                36222                     38319
  "93: 1"            38306                36947                     39054
                     38962                37619                     39738
                     39109                37766                     39904
                     39343                38034                     40182
                     39503                38004                     40234
                     40374                38676                     40962
                     40778                38839                     41195
                     41611                39557                     41917
                     41673                39712                     42030
                     41895                39839                     42187
                     41396                39484                     41828
                     41589                39670                     42055
  "94: 1"            42150                40174                     42622
                     41399                39459                     41881
                     40633                38598                     40846
                     40296                38251                     40520
                     40251                38194                     40516
                     40172                38121                     40426
                     40833                38693                     41231
                     40805                38770                     41280
                     40199                38332                     40674
                     40152                38275                     40637
                     40034                38164                     40548
                     40276                38347                     40828
  "95: 1"            41077                38956                     41636
                     41895                39767                     42626
                     42115                40013                     42888
                     42631                40530                     43487
                     44120                41960                     45170
                     44477                42225                     45501
                     44303                42111                     45399
                     44811                42582                     45947
                     45353                42957                     46394
                     46074                43490                     46998
                     46722                44098                     47702
                     47458                44658                     48371
  "96: 1"            47630                44953                     48692
                     46700                44185                     47846
                     46435                43884                     47513
                     46241                43616                     47246
                     46218                43538                     47150
                     46715                44034                     47783
                     46889                44135                     47914
                     46899                44100                     47834
                     47645                44819                     48668
                     48616                45724                     49746
                     49536                46497                     50598
                     49158                46088                     50127
  "97: 1"            49215                46222                     50281
                     49317                46314                     50406
                     48794                45828                     49847
                     49429                46423                     50593
                     49802                46823                     51072
                     50402                47342                     51678
                     51431                48559                     53071
                     51177                48132                     52619
                     51772                48801                     53395
                     52474                49377                     54169
                     52619                49515                     54419
                     52922                49961                     54967
  "98: 1"            53540                50605                     55672
                     53540                50534                     55630
                     53715                50711                     55822
                     53924                50929                     56113
                     54413                51382                     56645
                     54679                51752                     57126
                     54896                51851                     57247
                     55438                52483                     58179
                     56219                53643                     59541
                     55768                53252                     59226
                     56338                53497                     59562
                     56559                53673                     59742
  "99: 1"            57106                54017                     60168
                     56279                53012                     59118
                     56714                53394                     59445
                     56946                53554                     59634
                     56731                52997                     59115
                     56592                52801                     58923
                     56324                52621                     58672
                     56207                52537                     58642
                     56803                53062                     59323
                     56898                53131                     59542
                     56987                53174                     59538
                     56923                52945                     59250
  "00: 1"            56722                52749                     59056
                     57304                53261                     59771
                     57890                53873                     60558
                     57489                53577                     60385
                     57185                53470                     60357
                     58379                54550                     61613
                     58797                54970                     62172
                     59469                55685                     63073
                     59852                56041                     63470
                     59658                56164                     63890
                     60384                56956                     64934
                     61686                58038                     66139
  "01: 1"            62887                59008                     67220
                     63179                59533                     67806
                     63400                59795                     68146
                     63039                59472                     67864
                     63464                59805                     68273
                     63526                59984                     68531
                     64664                61316                     70063
                     65289                61935                     70865
                     65715                62462                     71691
                     67025                63605                     73191
                     66422                62829                     72182
                     66121                62408                     71724
  "02: 1"            66541                62795                     72304
                     66802                63285                     73005
                     65771                62285                     71791
                     66485                63312                     73183
                     67125                63806                     73805
                     66809                63959                     74443
                     67236                64356                     75341
                     68515                65437                     76613
                     69319                66294                     77854
                     69136                65942                     77499
                     69569                66095                     77479
                     70853                67414                     79079
  "03: 1"            70985                67508                     79147
                     71934                68434                     80242
                     71923                68422                     80180
                     72839                69106                     80842
                     74101                70370                     82349
                     73859                70285                     82186
                     71322                68011                     79423
                     72015                68429                     79950
                     73751                70169                     82066

--------------------------------------------------------------------------------
Short Duration Plus
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                  Short                                      Merrill Lynch 1-3
              Duration Plus     Lipper Short Investment     Year Treasury Index
 Yr:Month   (after all costs)    Grade Bond Composite        (before all costs)
 --------   -----------------   -----------------------     -------------------
  "89: 1"         25000                  25000                       25000
                  25200                  25208                       25198
                  25247                  25253                       25198
                  25372                  25377                       25313
                  25674                  25671                       25701
                  25969                  26005                       26086
                  26366                  26392                       26574
                  26663                  26727                       26967
                  26653                  26677                       26800
                  26826                  26815                       26958
                  27153                  27161                       27365
                  27348                  27354                       27610
                  27453                  27480                       27720
  "90: 1"         27517                  27469                       27743
                  27637                  27612                       27873
                  27770                  27739                       27967
                  27812                  27789                       28022
                  28152                  28164                       28450
                  28399                  28431                       28750
                  28676                  28889                       29109
                  28799                  28947                       29196
                  28939                  29112                       29436
                  29153                  29319                       29760
                  29391                  29621                       30051
                  29723                  29905                       30416
  "91: 1"         29845                  30099                       30694
                  30225                  30340                       30877
                  30514                  30577                       31085
                  30847                  30883                       31379
                  31109                  31099                       31569
                  31246                  31176                       31698
                  31533                  31454                       31974
                  31918                  31882                       32413
                  32198                  32261                       32763
                  32575                  32580                       33114
                  32930                  32887                       33458
                  33404                  33459                       33967
  "92: 1"         33364                  33372                       33915
                  33526                  33495                       34033
                  33521                  33482                       34020
                  33881                  33713                       34333
                  34236                  34050                       34645
                  34608                  34411                       34998
                  34968                  34848                       35390
                  35102                  35085                       35702
                  35287                  35394                       36041
                  35147                  35153                       35825
                  35255                  35090                       35766
                  35509                  35374                       36106
  "93: 1"         35792                  35788                       36482
                  36056                  36139                       36794
                  36189                  36258                       36904
                  36321                  36472                       37133
                  36434                  36457                       37029
                  36773                  36760                       37302
                  36946                  36863                       37388
                  37200                  37191                       37714
                  37225                  37325                       37837
                  37368                  37433                       37911
                  37275                  37381                       37920
                  37435                  37538                       38060
  "94: 1"         37690                  37819                       38305
                  37522                  37543                       38060
                  37320                  37232                       37870
                  37293                  37057                       37736
                  37333                  37071                       37790
                  37408                  37097                       37902
                  37682                  37405                       38228
                  37755                  37532                       38362
                  37650                  37435                       38275
                  37740                  37480                       38361
                  37547                  37386                       38190
                  37640                  37412                       38277
  "95: 1"         38104                  37786                       38809
                  38581                  38281                       39343
                  38736                  38484                       39562
                  39076                  38842                       39915
                  39615                  39572                       40612
                  39835                  39794                       40830
                  39970                  39885                       41000
                  40202                  40161                       41243
                  40422                  40394                       41444
                  40784                  40721                       41794
                  41076                  41067                       42163
                  41441                  41391                       42487
  "96: 1"         41668                  41702                       42848
                  41521                  41543                       42667
                  41508                  41506                       42629
                  41593                  41523                       42665
                  41676                  41589                       42752
                  41913                  41876                       43059
                  42113                  42035                       43229
                  42298                  42161                       43377
                  42660                  42541                       43770
                  43167                  42979                       44263
                  43454                  43318                       44602
                  43424                  43318                       44602
  "97: 1"         43663                  43509                       44812
                  43781                  43635                       44915
                  43770                  43587                       44897
                  44072                  43918                       45264
                  44339                  44217                       45573
                  44610                  44504                       45887
                  44949                  44990                       46391
                  45058                  45012                       46434
                  45308                  45341                       46786
                  45582                  45594                       47134
                  45699                  45699                       47248
                  45830                  45960                       47571
  "98: 1"         46237                  46360                       48033
                  46299                  46411                       48074
                  46405                  46587                       48270
                  46609                  46792                       48496
                  46809                  47035                       48754
                  46993                  47242                       49008
                  47245                  47436                       49237
                  47568                  47759                       49856
                  48073                  48322                       50517
                  48127                  48298                       50765
                  48294                  48399                       50720
                  48549                  48578                       50899
  "99: 1"         48776                  48797                       51101
                  48619                  48587                       50852
                  48975                  48952                       51205
                  49153                  49133                       51370
                  49241                  49039                       51337
                  49400                  49118                       51497
                  49529                  49162                       51660
                  49635                  49241                       51810
                  49911                  49590                       52147
                  50049                  49709                       52285
                  50225                  49854                       52384
                  50384                  49933                       52459
  "00: 1"         50372                  49918                       52440
                  50654                  50238                       52789
                  50900                  50524                       53116
                  50924                  50544                       53254
                  51077                  50676                       53473
                  51628                  51259                       54028
                  51849                  51566                       54370
                  52199                  51968                       54771
                  52591                  52394                       55165
                  52558                  52536                       55461
                  52957                  52982                       55986
                  53567                  53602                       56653
  "01: 1"         54262                  54321                       57363
                  54554                  54668                       57736
                  55012                  55045                       58218
                  55174                  55167                       58373
                  55546                  55492                       58702
                  55772                  55692                       58902
                  56416                  56388                       59563
                  56842                  56715                       59906
                  57532                  57288                       60892
                  58154                  57746                       61467
                  57958                  57486                       61335
                  58039                  57412                       61356
  "02: 1"         58245                  57578                       61481
                  58318                  57751                       61778
                  58065                  57422                       61361
                  58511                  57881                       62046
                  58817                  58199                       62295
                  59153                  58275                       62818
                  59587                  58502                       63586
                  59785                  58871                       63804
                  60280                  59261                       64331
                  60278                  59288                       64477
                  60406                  59331                       64283
                  60996                  59910                       64888
  "03: 1"         61081                  60012                       64879
                  61431                  60363                       65150
                  61483                  60443                       65268
                  61728                  60694                       65390
                  62070                  61075                       65636
                  62153                  61173                       65736
                  61741                  60582                       65378
                  61808                  60643                       65422
                  62344                  61288                       66016

--------------------------------------------------------------------------------
U.S. Government Short Duration
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

               U.S. Government                                Merrill Lynch 1-3
                Short Duration        Lipper Short U.S.      Year Treasury Index
 Yr:Month     (after all costs)      Gov't Bond Composite     (before all costs)
 --------     -----------------      --------------------    -------------------
   89:1            $25,000               $25,000                    $25,000
  "89: 1"           25000                 25000                     25000
                    25037                 25003                     25000
                    25129                 25108                     25115
                    25460                 25469                     25499
                    25740                 25660                     25882
                    26140                 26104                     26366
                    26441                 26464                     26756
                    26361                 26292                     26590
                    26520                 26432                     26747
                    26880                 26839                     27151
                    27044                 27051                     27394
                    27176                 27156                     27503
  "90: 1"           27196                 27115                     27525
                    27327                 27240                     27654
                    27434                 27322                     27748
                    27496                 27352                     27802
                    27854                 27759                     28227
                    28097                 28043                     28524
                    28393                 28371                     28880
                    28515                 28416                     28967
                    28718                 28626                     29205
                    28997                 28918                     29526
                    29267                 29236                     29816
                    29615                 29564                     30177
  "91: 1"           29844                 29833                     30454
                    30055                 30003                     30635
                    30219                 30168                     30841
                    30472                 30446                     31133
                    30636                 30616                     31321
                    30723                 30680                     31450
                    30984                 30972                     31724
                    31393                 31396                     32159
                    31724                 31763                     32506
                    32079                 32081                     32854
                    32424                 32386                     33196
                    32938                 32917                     33700
  "92: 1"           32804                 32723                     33649
                    32839                 32808                     33767
                    32737                 32765                     33753
                    33115                 33034                     34064
                    33472                 33381                     34374
                    33845                 33698                     34724
                    34198                 34102                     35113
                    34285                 34382                     35422
                    34441                 34660                     35759
                    34362                 34390                     35544
                    34439                 34335                     35486
                    34707                 34665                     35823
  "93: 1"           34953                 35101                     36196
                    35181                 35435                     36505
                    35253                 35548                     36615
                    35350                 35747                     36842
                    35422                 35704                     36739
                    35715                 36036                     37009
                    35869                 36134                     37095
                    36165                 36488                     37419
                    36200                 36590                     37540
                    36319                 36652                     37614
                    36212                 36546                     37623
                    36304                 36677                     37762
  "94: 1"           36510                 36927                     38005
                    36334                 36620                     37762
                    36234                 36243                     37574
                    36125                 35986                     37441
                    36150                 35921                     37494
                    36234                 35918                     37605
                    36530                 36208                     37928
                    36624                 36292                     38062
                    36508                 36165                     37975
                    36590                 36186                     38061
                    36428                 36042                     37891
                    36456                 36121                     37977
  "95: 1"           36932                 36569                     38505
                    37399                 37092                     39034
                    37583                 37285                     39252
                    37914                 37605                     39602
                    38495                 38346                     40294
                    38766                 38538                     40510
                    38855                 38584                     40678
                    39066                 38866                     40920
                    39262                 39087                     41119
                    39568                 39435                     41466
                    39866                 39814                     41833
                    40142                 40144                     42154
  "96: 1"           40350                 40433                     42512
                    40231                 40247                     42332
                    40246                 40199                     42295
                    40224                 40207                     42330
                    40271                 40255                     42417
                    40527                 40525                     42722
                    40681                 40659                     42890
                    40820                 40768                     43037
                    41133                 41119                     43427
                    41580                 41551                     43916
                    41856                 41871                     44253
                    41783                 41858                     44253
  "97: 1"           42006                 42055                     44460
                    42113                 42164                     44563
                    42103                 42088                     44545
                    42392                 42396                     44909
                    42650                 42646                     45215
                    42913                 42872                     45527
                    43241                 43318                     46027
                    43314                 43335                     46070
                    43549                 43634                     46419
                    43848                 43939                     46764
                    43927                 44036                     46878
                    44142                 44252                     47198
  "98: 1"           44461                 44628                     47656
                    44515                 44659                     47697
                    44648                 44807                     47891
                    44808                 44981                     48116
                    44995                 45211                     48372
                    45198                 45410                     48624
                    45430                 45591                     48851
                    45805                 46056                     49465
                    46316                 46618                     50121
                    46453                 46698                     50367
                    46485                 46688                     50323
                    46594                 46824                     50501
  "99: 1"           46768                 47048                     50700
                    46628                 46865                     50453
                    46939                 47141                     50804
                    47114                 47325                     50967
                    47097                 47283                     50935
                    47215                 47297                     51094
                    47341                 47358                     51256
                    47440                 47444                     51404
                    47735                 47742                     51738
                    47869                 47867                     51875
                    47990                 47991                     51974
                    48031                 48005                     52048
  "00: 1"           48030                 48039                     52029
                    48302                 48313                     52375
                    48542                 48695                     52700
                    48731                 48870                     52837
                    48873                 48953                     53054
                    49312                 49442                     53605
                    49561                 49734                     53943
                    49931                 50102                     54342
                    50263                 50463                     54732
                    50514                 50751                     55026
                    50972                 51248                     55547
                    51554                 51781                     56209
  "01: 1"           52181                 52444                     56914
                    52467                 52842                     57284
                    52789                 53180                     57761
                    52912                 53329                     57916
                    53156                 53639                     58242
                    53269                 53783                     58440
                    53854                 54354                     59096
                    54257                 54647                     59436
                    55098                 55363                     60415
                    55623                 55845                     60986
                    55426                 55638                     60854
                    55446                 55582                     60875
  "02: 1"           55589                 55755                     60999
                    55865                 56033                     61293
                    55582                 55708                     60880
                    56156                 56249                     61560
                    56356                 56491                     61807
                    56754                 56841                     62326
                    57377                 57381                     63087
                    57609                 57622                     63304
                    58084                 57990                     63827
                    58179                 58078                     63972
                    58008                 57942                     63780
                    58574                 58419                     64379
  "03: 1"           58623                 58433                     64371
                    58877                 58694                     64639
                    58897                 58794                     64757
                    59052                 58908                     64878
                    59342                 59089                     65121
                    59351                 59119                     65221
                    58871                 58675                     64866
                    58846                 58691                     64910
                    59302                 59157                     65499

(1) Past performance does not guarantee future results. The Lipper composites are the equal-weighted average returns of the funds in the cited categories. Indexes are theoretical measures of stock- and bond-market performance rather than actual available investments, which would reflect such expenses as management fees, transaction and security-custody costs and, in the case of a mutual fund, the costs of transfer agents and shareholder servicing. For International, the index is the MSCI EAFE Index, with countries weighted by market capitalization and currencies unhedged. For Emerging Markets Value, the index is the MSCI Emerging Markets Free Index. Fixed-income indexes are the Lehman Brothers Aggregate Bond Index, which comprises Treasury, agency, corporate, mortgage-backed and asset-backed securities of diverse maturities; the Merrill Lynch 1-3 Year Treasury Index, which includes short-term Treasury bonds; the Lehman Brothers Five-Year G/O Index, which includes general-obligation municipal bonds at five-year maturities; and the Lehman Brothers One-Year Municipal Index, which includes municipal bonds with maturities of up to 1.99 years.
(2) Reflects the growth of $25,000 in the portfolio after deduction of the 2% purchase fee each investor must pay to the Fund upon making an investment in the portfolio (except for reinvested capital gains and dividends) and the 2% redemption fee payable on closing out an investment in the portfolio. Excluding these fees, an investment of $25,000 in this portfolio would have increased to $28,119.


--------------------------------------------------------------------------------
4   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================
Sanford C. Bernstein Fund, Inc.
--------------------------------------------------------------------------------

Municipal-Bond Portfolios (Intermediate- and Short-Term)

--------------------------------------------------------------------------------
Short Duration Diversified Municipal
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

               Short Duration                           Lehman Brothers One-Year
            Diversified Municipal   Lipper Short-Term       Municipal Index
 Yr:Month     (after all costs)    Municipal Composite    (before all costs)
 --------   ---------------------  -------------------  ------------------------
   94              25000                  25000                 25000
                   25015                  24918                 25038
                   25112                  25007                 25102
   95              25255                  25187                 25231
                   25462                  25424                 25402
                   25617                  25584                 25570
                   25684                  25669                 25663
                   25959                  25938                 25904
                   26072                  26032                 25992
                   26204                  26185                 26182
                   26314                  26313                 26321
                   26366                  26377                 26394
                   26479                  26503                 26502
                   26616                  26662                 26628
                   26709                  26777                 26728
   96              26844                  26937                 26881
                   26878                  26970                 26946
                   26869                  26919                 26964
                   26901                  26948                 27028
                   26968                  27007                 27096
                   27053                  27105                 27228
                   27168                  27229                 27343
                   27206                  27289                 27396
                   27336                  27423                 27520
                   27441                  27574                 27661
                   27608                  27745                 27828
                   27657                  27789                 27888
   97              27786                  27886                 28049
                   27854                  28006                 28139
                   27827                  27934                 28125
                   27913                  28029                 28238
                   28058                  28199                 28380
                   28167                  28343                 28493
                   28298                  28573                 28668
                   28335                  28573                 28704
                   28477                  28767                 28852
                   28564                  28871                 28963
                   28624                  28957                 29052
                   28752                  29114                 29182
   98              28882                  29262                 29335
                   28971                  29332                 29437
                   29036                  29394                 29521
                   29078                  29394                 29557
                   29204                  29576                 29711
                   29271                  29677                 29820
                   29379                  29772                 29922
                   29512                  29986                 30103
                   29622                  30142                 30246
                   29727                  30245                 30389
                   29813                  30302                 30480
                   29885                  30402                 30566
   99              30035                  30566                 30737
                   30143                  30569                 30847
                   30184                  30612                 30873
                   30244                  30689                 30944
                   30293                  30701                 31005
                   30288                  30593                 30977
                   30363                  30691                 31088
                   30398                  30694                 31164
                   30483                  30768                 31269
                   30513                  30777                 31337
                   30631                  30882                 31434
                   30652                  30885                 31460
    0              30745                  30904                 31580
                   30818                  31018                 31675
                   30942                  31167                 31812
                   30988                  31198                 31888
                   31025                  31232                 31941
                   31273                  31488                 32203
                   31426                  31680                 32383
                   31579                  31848                 32549
                   31633                  31922                 32621
                   31760                  32056                 32775
                   31859                  32165                 32899
                   32089                  32425                 33144
    1              32375                  32698                 33537
                   32481                  32815                 33648
                   32630                  32983                 33822
                   32685                  33006                 33888
                   32889                  33217                 34129
                   32988                  33350                 34262
                   33169                  33533                 34413
                   33373                  33761                 34619
                   33525                  33856                 34789
                   33674                  33998                 34940
                   33662                  33937                 34972
                   33729                  33964                 35059
    2              33975                  34158                 35343
                   34142                  34321                 35470
                   33876                  34095                 35223
                   34148                  34364                 35491
                   34315                  34488                 35647
                   34526                  34671                 35821
                   34656                  34823                 35953
                   34734                  34959                 36073
                   34802                  35102                 36154
                   34710                  34953                 36101
                   34814                  35019                 36179
                   34975                  35285                 36409
    3              35053                  35344                 36494
                   35156                  35517                 36585
                   35165                  35476                 36583
                   35205                  35556                 36626
                   35382                  35783                 36743
                   35362                  35780                 36791
                   35199                  35558                 36776
                   35259                  35650                 36824
                   35488                  35942                 36997

--------------------------------------------------------------------------------
Short Duration California Municipal
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                Short Duration                               Lehman Brothers
             California Municipal   Lipper Short-Term   One-Year Municipal Index
 Yr:Month     (after all costs)    Municipal Composite     (before all costs)
 --------   ---------------------  -------------------  ------------------------
   94              25000                 25000                   25000
                   24978                 24918                   25038
                   25055                 25007                   25102
   95              25202                 25187                   25231
                   25451                 25424                   25402
                   25566                 25584                   25570
                   25668                 25669                   25663
                   25915                 25938                   25904
                   26000                 26032                   25992
                   26185                 26185                   26182
                   26267                 26313                   26321
                   26332                 26377                   26394
                   26442                 26503                   26502
                   26554                 26662                   26628
                   26631                 26777                   26728
   96              26786                 26937                   26881
                   26813                 26970                   26946
                   26793                 26919                   26964
                   26841                 26948                   27028
                   26885                 27007                   27096
                   26990                 27105                   27228
                   27105                 27229                   27343
                   27146                 27289                   27396
                   27256                 27423                   27520
                   27384                 27574                   27661
                   27530                 27745                   27828
                   27578                 27789                   27888
   97              27683                 27886                   28049
                   27747                 28006                   28139
                   27740                 27934                   28125
                   27824                 28029                   28238
                   27923                 28199                   28380
                   28030                 28343                   28493
                   28178                 28573                   28668
                   28209                 28573                   28704
                   28317                 28767                   28852
                   28393                 28871                   28963
                   28446                 28957                   29052
                   28571                 29114                   29182
   98              28693                 29262                   29335
                   28778                 29332                   29437
                   28837                 29394                   29521
                   28849                 29394                   29557
                   28967                 29576                   29711
                   29055                 29677                   29820
                   29190                 29772                   29922
                   29317                 29986                   30103
                   29443                 30142                   30246
                   29569                 30245                   30389
                   29655                 30302                   30480
                   29686                 30402                   30566
   99              29832                 30566                   30737
                   29915                 30569                   30847
                   29929                 30612                   30873
                   30007                 30689                   30944
                   30024                 30701                   31005
                   30014                 30593                   30977
                   30115                 30691                   31088
                   30168                 30694                   31164
                   30296                 30768                   31269
                   30326                 30777                   31337
                   30393                 30882                   31434
                   30388                 30885                   31460
    0              30497                 30904                   31580
                   30614                 31018                   31675
                   30727                 31167                   31812
                   30740                 31198                   31888
                   30816                 31232                   31941
                   31059                 31488                   32203
                   31208                 31680                   32383
                   31386                 31848                   32549
                   31467                 31922                   32621
                   31593                 32056                   32775
                   31694                 32165                   32899
                   31870                 32425                   33144
    1              32171                 32698                   33537
                   32271                 32815                   33648
                   32396                 32983                   33822
                   32398                 33006                   33888
                   32599                 33217                   34129
                   32695                 33350                   34262
                   32847                 33533                   34413
                   32989                 33761                   34619
                   33081                 33856                   34789
                   33191                 33998                   34940
                   33237                 33937                   34972
                   33276                 33964                   35059
    2              33493                 34158                   35343
                   33548                 34321                   35470
                   33359                 34095                   35223
                   33541                 34364                   35491
                   33649                 34488                   35647
                   33744                 34671                   35821
                   33832                 34823                   35953
                   33947                 34959                   36073
                   34031                 35102                   36154
                   33898                 34953                   36101
                   33933                 35019                   36179
                   34148                 35285                   36409
    3              34203                 35344                   36494
                   34311                 35517                   36585
                   34331                 35476                   36583
                   34356                 35556                   36626
                   34517                 35783                   36743
                   34480                 35780                   36791
                   34302                 35558                   36776
                   34371                 35650                   36824
                   34585                 35942                   36997

--------------------------------------------------------------------------------
Short Duration New York Municipal
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

               Short Duration                               Lehman Brothers
            New York Municipal     Lipper Short-Term   One-Year Municipal Index
Yr:Month     (after all costs)    Municipal Composite     (before all costs)
--------   ---------------------  -------------------  ------------------------
  94               25000                 25000                   25000
                   24970                 24918                   25038
                   25062                 25007                   25102
  95               25212                 25187                   25231
                   25450                 25424                   25402
                   25582                 25584                   25570
                   25659                 25669                   25663
                   25882                 25938                   25904
                   25984                 26032                   25992
                   26124                 26185                   26182
                   26221                 26313                   26321
                   26284                 26377                   26394
                   26374                 26503                   26502
                   26496                 26662                   26628
                   26583                 26777                   26728
  96               26736                 26937                   26881
                   26803                 26970                   26946
                   26783                 26919                   26964
                   26806                 26948                   27028
                   26871                 27007                   27096
                   26956                 27105                   27228
                   27075                 27229                   27343
                   27073                 27289                   27396
                   27213                 27423                   27520
                   27350                 27574                   27661
                   27486                 27745                   27828
                   27520                 27789                   27888
  97               27636                 27886                   28049
                   27707                 28006                   28139
                   27685                 27934                   28125
                   27779                 28029                   28238
                   27890                 28199                   28380
                   28005                 28343                   28493
                   28140                 28573                   28668
                   28158                 28573                   28704
                   28300                 28767                   28852
                   28388                 28871                   28963
                   28448                 28957                   29052
                   28553                 29114                   29182
  98               28687                 29262                   29335
                   28755                 29332                   29437
                   28823                 29394                   29521
                   28844                 29394                   29557
                   28970                 29576                   29711
                   29061                 29677                   29820
                   29150                 29772                   29922
                   29282                 29986                   30103
                   29391                 30142                   30246
                   29497                 30245                   30389
                   29565                 30302                   30480
                   29628                 30402                   30566
  99               29781                 30566                   30737
                   29847                 30569                   30847
                   29914                 30612                   30873
                   29957                 30689                   30944
                   29988                 30701                   31005
                   29966                 30593                   30977
                   30052                 30691                   31088
                   30096                 30694                   31164
                   30167                 30768                   31269
                   30205                 30777                   31337
                   30309                 30882                   31434
                   30310                 30885                   31460
   0               30388                 30904                   31580
                   30484                 31018                   31675
                   30582                 31167                   31812
                   30632                 31198                   31888
                   30692                 31232                   31941
                   30918                 31488                   32203
                   31067                 31680                   32383
                   31192                 31848                   32549
                   31266                 31922                   32621
                   31385                 32056                   32775
                   31507                 32165                   32899
                   31759                 32425                   33144
   1               32012                 32698                   33537
                   32116                 32815                   33648
                   32288                 32983                   33822
                   32286                 33006                   33888
                   32508                 33217                   34129
                   32600                 33350                   34262
                   32751                 33533                   34413
                   32941                 33761                   34619
                   33002                 33856                   34789
                   33170                 33998                   34940
                   33153                 33937                   34972
                   33188                 33964                   35059
   2               33432                 34158                   35343
                   33545                 34321                   35470
                   33357                 34095                   35223
                   33540                 34364                   35491
                   33653                 34488                   35647
                   33775                 34671                   35821
                   33873                 34823                   35953
                   33974                 34959                   36073
                   34040                 35102                   36154
                   33943                 34953                   36101
                   33984                 35019                   36179
                   34210                 35285                   36409
   3               34250                 35344                   36494
                   34369                 35517                   36585
                   34344                 35476                   36583
                   34406                 35556                   36626
                   34605                 35783                   36743
                   34579                 35780                   36791
                   34405                 35558                   36776
                   34480                 35650                   36824
                   34694                 35942                   36997

--------------------------------------------------------------------------------
Diversified Municipal
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                                                             Lehman Brothers
            Diversified Municipal   Lipper Intermediate    Five-year G/O Index
Yr:Month      (after all costs)     Municipal Composite     (before all costs)
--------    ---------------------   -------------------    -------------------
 "89: 1"            25000                  25000                  25000
                    24863                  24893                  24735
                    24736                  24820                  24577
                    25164                  25212                  24999
                    25550                  25550                  25454
                    25878                  25829                  25734
                    26189                  26128                  26110
                    26027                  26011                  26008
                    25973                  25972                  26021
                    26266                  26203                  26250
                    26602                  26510                  26584
                    26769                  26743                  26799
  "90: 1"           26669                  26679                  26812
                    26843                  26884                  27013
                    26823                  26868                  26930
                    26741                  26723                  26841
                    27152                  27177                  27332
                    27351                  27405                  27532
                    27637                  27748                  27859
                    27510                  27501                  27764
                    27622                  27592                  27823
                    28022                  27934                  28232
                    28403                  28375                  28638
                    28590                  28517                  28744
  "91: 1"           28933                  28845                  29167
                    29187                  29096                  29432
                    29102                  29111                  29365
                    29448                  29416                  29732
                    29565                  29622                  29883
                    29545                  29593                  29877
                    29774                  29856                  30176
                    30144                  30166                  30565
                    30443                  30504                  30941
                    30652                  30758                  31176
                    30818                  30841                  31276
                    31500                  31433                  31980
  "92: 1"           31450                  31521                  32041
                    31425                  31555                  32060
                    31229                  31489                  31954
                    31393                  31732                  32235
                    31803                  32068                  32525
                    32239                  32520                  32994
                    33167                  33486                  33858
                    32915                  33148                  33604
                    33154                  33343                  33816
                    32796                  33067                  33708
                    33281                  33622                  34116
                    33560                  33915                  34354
  "93: 1"           33893                  34298                  34725
                    34711                  35320                  35632
                    34381                  34938                  35229
                    34587                  35225                  35455
                    34642                  35362                  35579
                    35137                  35875                  36059
                    35040                  35879                  36084
                    35639                  36542                  36575
                    36007                  36966                  36838
                    36062                  37044                  36894
                    35883                  36807                  36787
                    36391                  37436                  37291
  "94: 1"           36706                  37833                  37641
                    36065                  37008                  36937
                    35366                  35957                  36114
                    35368                  36141                  36478
                    35587                  36408                  36683
                    35483                  36303                  36598
                    35871                  36760                  36997
                    36012                  36903                  37175
                    35719                  36527                  36896
                    35420                  36100                  36689
                    35020                  35562                  36454
                    35475                  36091                  36775
  "95: 1"           36132                  36799                  37128
                    36876                  37572                  37667
                    37259                  37910                  38266
                    37321                  37974                  38369
                    38266                  38878                  39209
                    38107                  38734                  39241
                    38458                  39094                  39790
                    38841                  39478                  40192
                    38993                  39651                  40312
                    39376                  40032                  40482
                    39818                  40464                  40826
                    40075                  40735                  41050
  "96: 1"           40373                  41078                  41539
                    40264                  40946                  41398
                    39891                  40483                  41178
                    39808                  40406                  41116
                    39813                  40386                  41067
                    40080                  40629                  41359
                    40366                  40986                  41632
                    40331                  40994                  41719
                    40701                  41343                  42032
                    41035                  41740                  42423
                    41640                  42362                  43012
                    41532                  42234                  42948
  "97: 1"           41687                  42323                  43064
                    41938                  42632                  43370
                    41599                  42189                  42880
                    41851                  42396                  43094
                    42281                  42900                  43564
                    42594                  43286                  43947
                    43376                  44230                  44743
                    43145                  43867                  44505
                    43532                  44319                  44906
                    43687                  44523                  45180
                    43832                  44687                  45324
                    44307                  45246                  45732
  "98: 1"           44617                  45626                  46135
                    44677                  45644                  46190
                    44709                  45644                  46269
                    44638                  45402                  46047
                    45043                  46043                  46595
                    45175                  46172                  46739
                    45297                  46250                  46907
                    45750                  46925                  47541
                    46137                  47432                  48025
                    46223                  47418                  48126
                    46252                  47503                  48194
                    46356                  47665                  48406
  "99: 1"           46841                  48208                  48895
                    46767                  47933                  48836
                    46802                  47890                  48904
                    46924                  48020                  49046
                    46795                  47731                  48879
                    46390                  47049                  48337
                    46545                  47265                  48593
                    46470                  47029                  48593
                    46491                  47048                  48763
                    46295                  46704                  48656
                    46673                  47097                  48914
                    46566                  46875                  48752
  "00: 1"           46487                  46655                  48730
                    46726                  47010                  48880
                    47350                  47672                  49318
                    47262                  47482                  49221
                    47130                  47263                  49201
                    47949                  48251                  50111
                    48407                  48791                  50657
                    48906                  49387                  51189
                    48835                  49239                  51103
                    49220                  49608                  51466
                    49438                  49841                  51666
                    50202                  50888                  52496
  "01: 1"           50751                  51447                  53404
                    50902                  51597                  53533
                    51338                  51999                  53960
                    51049                  51479                  53340
                    51567                  51989                  53863
                    51819                  52321                  54089
                    52344                  52949                  54679
                    52978                  53749                  55389
                    53051                  53663                  55517
                    53461                  54162                  55922
                    53192                  53572                  55525
                    52957                  53170                  55258
  "02: 1"           53596                  53935                  56143
                    54046                  54556                  56732
                    53304                  53552                  55683
                    54096                  54591                  56824
                    54363                  54891                  57160
                    54840                  55456                  57754
                    55329                  56105                  58356
                    55749                  56638                  58905
                    56455                  57664                  59657
                    55801                  56741                  59065
                    55669                  56486                  58948
                    56551                  57672                  59987
  "03: 1"           56501                  57410                  60075
                    57115                  58222                  60710
                    57076                  58183                  61390
                    57330                  58538                  61642
                    58389                  59725                  62663
                    58106                  59446                  62512
                    56734                  57612                  61133
                    57062                  58042                  61572
                    58395                  59514                  63182

--------------------------------------------------------------------------------
California Municipal
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                                   Lipper Intermediate       Lehman Brothers
          California Municipal         California          Five-year G/O Index
Yr:Month    (after all costs)      Municipal Composite      (before all costs)
--------  ---------------------    -------------------     -------------------
    90            25000                    25000                   25000
                  25155                    24988                   25053
                  25459                    25452                   25421
                  25844                    26015                   25787
                  26072                    26127                   25882
    91            26340                    26424                   26263
                  26649                    26557                   26502
                  26566                    26578                   26441
                  26814                    26942                   26771
                  26937                    27184                   26908
                  26889                    27108                   26902
                  27112                    27472                   27171
                  27378                    27796                   27522
                  27686                    28168                   27860
                  27891                    28430                   28072
                  27989                    28510                   28162
                  28558                    29051                   28796
    92            28610                    29133                   28850
                  28600                    29153                   28868
                  28370                    29074                   28772
                  28578                    29278                   29026
                  28916                    29571                   29287
                  29279                    29952                   29709
                  30091                    30776                   30487
                  29901                    30440                   30258
                  30111                    30626                   30449
                  29803                    30292                   30352
                  30239                    30792                   30719
                  30500                    31054                   30934
    93            30820                    31389                   31268
                  31647                    32347                   32084
                  31314                    32001                   31721
                  31469                    32253                   31924
                  31577                    32369                   32036
                  31950                    32826                   32469
                  31855                    32796                   32491
                  32374                    33423                   32933
                  32702                    33820                   33170
                  32727                    33875                   33220
                  32544                    33637                   33124
                  33015                    34240                   33578
    94            33326                    34609                   33893
                  32694                    33838                   33259
                  32066                    32890                   32518
                  32043                    33025                   32846
                  32213                    33246                   33030
                  32168                    33140                   32954
                  32562                    33617                   33313
                  32664                    33745                   33473
                  32381                    33428                   33222
                  32096                    32970                   33036
                  31737                    32459                   32825
                  31975                    32825                   33114
    95            32592                    33495                   33431
                  33414                    34239                   33916
                  33727                    34578                   34455
                  33804                    34626                   34549
                  34674                    35481                   35305
                  34446                    35258                   35333
                  34807                    35635                   35828
                  35120                    36027                   36190
                  35330                    36229                   36298
                  35701                    36624                   36451
                  36150                    37048                   36761
                  36362                    37252                   36963
    96            36708                    37584                   37403
                  36580                    37460                   37276
                  36160                    37029                   37078
                  36109                    36999                   37022
                  36084                    36988                   36978
                  36350                    37240                   37241
                  36604                    37571                   37486
                  36626                    37571                   37565
                  36955                    37879                   37847
                  37284                    38266                   38199
                  37797                    38874                   38730
                  37716                    38730                   38672
    97            37822                    38804                   38776
                  38042                    39052                   39051
                  37705                    38681                   38610
                  37898                    38863                   38803
                  38309                    39372                   39226
                  38619                    39730                   39571
                  39374                    40648                   40288
                  39162                    40307                   40074
                  39476                    40710                   40435
                  39611                    40820                   40681
                  39739                    40987                   40812
                  40108                    41479                   41179
    98            40439                    41869                   41541
                  40519                    41927                   41591
                  40487                    41856                   41662
                  40393                    41617                   41462
                  40840                    42192                   41955
                  40959                    42302                   42085
                  41068                    42428                   42237
                  41530                    43065                   42807
                  41989                    43702                   43244
                  42030                    43641                   43334
                  42140                    43759                   43395
                  42163                    43776                   43586
    99            42589                    44289                   44026
                  42484                    44080                   43973
                  42539                    44147                   44035
                  42586                    44182                   44163
                  42376                    43912                   44012
                  42044                    43289                   43524
                  42208                    43527                   43755
                  42105                    43335                   43755
                  42243                    43491                   43908
                  42035                    43122                   43811
                  42342                    43505                   44043
                  42137                    43192                   43898
     0            42158                    43218                   43878
                  42497                    43581                   44013
                  43082                    44261                   44407
                  42842                    44000                   44320
                  42874                    43987                   44302
                  43594                    44937                   45121
                  43999                    45458                   45613
                  44600                    46163                   46092
                  44540                    45983                   46015
                  44798                    46277                   46342
                  45055                    46504                   46522
                  45731                    47336                   47269
     1            46213                    47937                   48087
                  46311                    47995                   48202
                  46529                    48220                   48587
                  46134                    47507                   48330
                  46587                    48134                   48808
                  46770                    48427                   49023
                  47229                    49004                   49572
                  47917                    49925                   50237
                  47803                    49795                   50362
                  48223                    50313                   50735
                  48037                    49885                   50359
                  47820                    49461                   50097
     2            48346                    50228                   50899
                  48705                    50755                   51464
                  47963                    49695                   50430
                  48585                    50624                   51559
                  48911                    51024                   51899
                  49215                    51345                   52465
                  49594                    51879                   53036
                  50053                    52491                   53533
                  50801                    53580                   54225
                  49828                    52358                   53688
                  49835                    52310                   53619
                  50600                    53234                   54606
  3:01            50464                    52874                   54737
                  51061                    53486                   55323
                  51083                    53484                   55278
                  51367                    53794                   55505
                  52257                    54846                   56423
                  51929                    54438                   56288
                  50741                    52856                   55046
                  51024                    53200                   55441
                  52018                    54474                   56891

--------------------------------------------------------------------------------
New York Municipal
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

                                     Lipper Intermediate      Lehman Brothers
              New York Municipal           New York         Five-year G/O Index
Yr:Month      (after all costs)      Municipal Composite     (before all costs)
--------    ---------------------    -------------------    -------------------
  89                25000                  25000                    25000
                    24881                  24750                    24735
                    24809                  24750                    24577
                    25201                  25389                    24999
                    25589                  25868                    25454
                    26022                  26197                    25734
                    26313                  26469                    26110
                    26154                  26221                    26008
                    26119                  26105                    26021
                    26415                  26319                    26250
                    26731                  26725                    26584
                    26872                  26928                    26799
  90                26733                  26658                    26812
                    26912                  26888                    27013
                    26920                  26842                    26930
                    26800                  26514                    26841
                    27193                  27167                    27332
                    27412                  27463                    27532
                    27703                  27960                    27859
                    27579                  27420                    27764
                    27718                  27341                    27823
                    28096                  27620                    28232
                    28494                  28222                    28638
                    28658                  28323                    28744
  91                28979                  28706                    29167
                    29257                  28878                    29432
                    29267                  28985                    29365
                    29548                  29437                    29732
                    29712                  29664                    29883
                    29717                  29634                    29877
                    29973                  30117                    30176
                    30301                  30554                    30565
                    30585                  31015                    30941
                    30796                  31313                    31176
                    30916                  31354                    31276
                    31642                  31999                    31980
  92                31552                  31823                    32041
                    31632                  31941                    32060
                    31492                  32043                    31954
                    31761                  32383                    32235
                    32079                  32856                    32525
                    32544                  33536                    32994
                    33479                  34763                    33858
                    33211                  34235                    33604
                    33432                  34338                    33816
                    33106                  34018                    33708
                    33551                  34586                    34116
                    33820                  34901                    34354
  93                34138                  35271                    34725
                    35046                  36294                    35632
                    34698                  35960                    35229
                    34941                  36233                    35455
                    35058                  36415                    35579
                    35516                  36884                    36059
                    35424                  36873                    36084
                    35981                  37507                    36575
                    36334                  37822                    36838
                    36393                  37909                    36894
                    36170                  37652                    36787
                    36714                  38296                    37291
  94                37013                  38701                    37641
                    36374                  37916                    36937
                    35650                  36903                    36114
                    35660                  37092                    36478
                    35938                  37388                    36683
                    35864                  37317                    36598
                    36314                  37761                    36997
                    36384                  37882                    37175
                    36038                  37503                    36896
                    35665                  37068                    36689
                    35237                  36527                    36454
                    35779                  37053                    36775
  95                36416                  37661                    37128
                    37197                  38418                    37667
                    37522                  38718                    38266
                    37644                  38795                    38369
                    38626                  39714                    39209
                    38465                  39583                    39241
                    38791                  39971                    39790
                    39206                  40395                    40192
                    39330                  40548                    40312
                    39721                  40950                    40482
                    40171                  41392                    40826
                    40419                  41641                    41050
  96                40725                  41990                    41539
                    40529                  41801                    41398
                    40181                  41379                    41178
                    40131                  41263                    41116
                    40108                  41201                    41067
                    40379                  41482                    41359
                    40673                  41884                    41632
                    40646                  41859                    41719
                    41026                  42269                    42032
                    41401                  42654                    42423
                    41928                  43336                    43012
                    41845                  43176                    42948
  97                41973                  43228                    43064
                    42260                  43560                    43370
                    41887                  43094                    42880
                    42143                  43318                    43094
                    42548                  43886                    43564
                    42870                  44312                    43947
                    43663                  45344                    44743
                    43396                  44950                    44505
                    43790                  45417                    44906
                    43981                  45576                    45180
                    44099                  45758                    45324
                    44582                  46349                    45732
  98                44931                  46743                    46135
                    44962                  46757                    46190
                    44995                  46710                    46269
                    44826                  46402                    46047
                    45370                  47125                    46595
                    45542                  47281                    46739
                    45602                  47333                    46907
                    46164                  48052                    47541
                    46556                  48624                    48025
                    46675                  48610                    48126
                    46771                  48673                    48194
                    46904                  48863                    48406
  99                47428                  49444                    48895
                    47282                  49157                    48836
                    47314                  49103                    48904
                    47407                  49226                    49046
                    47208                  48931                    48879
                    46726                  48216                    48337
                    46917                  48443                    48593
                    46840                  48244                    48593
                    46899                  48288                    48763
                    46668                  47877                    48656
                    47056                  48318                    48914
                    46889                  48076                    48752
   0                46846                  47874                    48730
                    47163                  48257                    48880
                    47763                  49044                    49318
                    47601                  48789                    49221
                    47533                  48594                    49201
                    48395                  49702                    50111
                    48825                  50298                    50657
                    49329                  50982                    51189
                    49211                  50798                    51103
                    49604                  51276                    51466
                    49853                  51543                    51666
                    50731                  52707                    52496
   1                51284                  53340                    53404
                    51357                  53420                    53533
                    51756                  53895                    53960
                    51494                  53416                    53674
                    51972                  53977                    54206
                    52182                  54284                    54444
                    52669                  54909                    55054
                    53305                  55782                    55792
                    53144                  55369                    55931
                    53632                  55884                    56345
                    53277                  55353                    55928
                    53036                  54921                    55637
   2                53758                  55816                    56527
                    54287                  56525                    57155
                    53522                  55400                    56006
                    54321                  56525                    57261
                    54543                  56774                    57639
                    55024                  57330                    58267
                    55516                  57966                    58901
                    56016                  58563                    59453
                    56774                  59620                    60221
                    56109                  58714                    59625
                    55889                  58361                    59548
                    56900                  59581                    60644
   3                56841                  59246                    60789
                    57500                  60103                    61441
                    57375                  60001                    61390
                    57668                  60415                    61642
                    58695                  61718                    62663
                    58445                  61317                    62512
                    57048                  59343                    61133
                    57379                  59832                    61572
                    58734                  61410                    63182

Sanford C. Bernstein Fund II, Inc.
--------------------------------------------------------------------------------
Taxable-Bond Portfolio

--------------------------------------------------------------------------------
Intermediate Duration Institutional
--------------------------------------------------------------------------------

Growth of $25,000(1)

 [The following table was represented as a line graph in the printed material.]

            Intermediate Duration      Lehman Brothers
                 Institutional       Aggregate Bond Index   Lipper Intermediate
Yr:Month      (after all costs)       (before all costs)       Bond Composite
--------    ---------------------    --------------------   -------------------
  5-Feb              25000                 25000                     25000
                   24907.9                 25216.2                   25060
                   25076.8                 25520.4                   25215.4
                   25578                   25951                     25639
                   25878                   26372                     25975
                   25788                   26252                     25837
                   25923                   26245                     25897
                   26432                   26787                     26414
  "03: 1"          26474                   26809                     26450
                   26840                   27180                     26813
                   26816                   27160                     26809
                   27155                   27384                     27077
                   27624                   27894                     27572
                   27541                   27839                     27538
                   26623                   26903                     26647
                   26875                   27082                     26811
                   27545                   27798                     27493


--------------------------------------------------------------------------------
                                                            2003 Annual Report 5

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Assets and Liabilities--September 30, 2003

                                                                           TAX-MANAGED                             EMERGING
                                                                          INTERNATIONAL      INTERNATIONAL       MARKETS VALUE
                                                                            PORTFOLIO          PORTFOLIO          PORTFOLIO
===============================================================================================================================
ASSETS
  Investments in securities at value (including investments of  cash collateral for securities loaned of: Tax-Managed International,
       $783,823,000; and International, $298,826,000)                    $ 4,229,743,161    $ 2,109,573,508    $   886,349,247
  Repurchase agreements at value                                              33,458,000         10,692,000                  0
  Foreign currency at value (a)                                               62,591,157         10,069,616         26,949,267
  Cash in bank                                                                       327                258                  0
  Receivables:
       Interest                                                                      697                223                  0
       Dividends                                                               8,166,509          4,525,253            931,210
       Investment securities sold                                             82,783,528         43,379,726            187,678
       Capital shares sold                                                    14,242,992          2,846,189          2,736,900
       Foreign withholding tax reclaims                                          801,758            726,691             13,078
       Dollar roll income earned                                                       0                  0                  0
  Appreciation of swap agreement (Note 1N)                                             0                  0                  0
                                                                         ---------------    ---------------    ---------------
  Total assets                                                             4,431,788,129      2,181,813,464        917,167,380
                                                                         ---------------    ---------------    ---------------

LIABILITIES
  Due to custodian                                                                     0                  0          1,272,597
  Payable for collateral on securities lending, at value (Note 1M)           783,823,000        298,826,000                  0
  Payables:
       Dividends to shareholders                                                       0                  0                  0
       Investment securities purchased                                        75,350,912         10,843,261          5,926,723
       Capital shares redeemed                                                 6,600,222         42,773,090            451,181
       Deferred income on dollar rolls                                                 0                  0                  0
       Management fee (Note 2A)                                                2,750,211          1,494,916            904,146
       Shareholder servicing and administration fee (Note 2B)                    741,568            392,424            183,012
       Accrued expenses                                                          689,765            382,946            473,521
       Foreign capital gains taxes                                                     0                  0          9,554,307
       Margin owed to broker on futures contracts                                584,521            433,565                  0
  Depreciation of swap agreement (Note 1N)                                             0                  0                  0
                                                                         ---------------    ---------------    ---------------
  Total liabilities                                                          870,540,199        355,146,202         18,765,487
                                                                         ---------------    ---------------    ---------------
  NET ASSETS                                                             $ 3,561,247,930    $ 1,826,667,262    $   898,401,893
                                                                         ===============    ===============    ===============

  Cost of investments (including cash collateral on
       securities loaned)                                                $ 3,808,836,508    $ 1,950,913,345    $   689,815,459
                                                                         ===============    ===============    ===============
  SHARES OF CAPITAL STOCK OUTSTANDING                                        203,163,791        113,738,511         43,165,689
                                                                         ===============    ===============    ===============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                             $         17.53    $         16.06    $         20.81
                                                                         ===============    ===============    ===============

NET ASSETS CONSIST OF:
Capital stock, at par                                                    $       203,164    $       113,739    $        43,166
Additional paid-in capital                                                 3,219,814,914      2,060,841,552        816,917,235
Undistributed net investment income/(excess distributions)                    59,712,764         17,603,611          5,606,646
Accumulated net realized gain (loss) on investment, futures
       and foreign currency transactions                                    (170,536,533)      (420,218,006)      (111,348,113)
Unrealized appreciation (depreciation) of:
       Investments, futures and swaps                                        451,032,527        167,890,582        186,979,481*
       Foreign currency denominated assets and liabilities                     1,021,094            435,784            203,478
                                                                         ---------------    ---------------    ---------------
                                                                         $ 3,561,247,930    $ 1,826,667,262    $   898,401,893
                                                                         ===============    ===============    ===============

                                                                          INTERMEDIATE
                                                                            DURATION
                                                                            PORTFOLIO
========================================================================================
ASSETS
  Investments in securities at value (including investments of  cash collateral for securities loaned of: Tax-Managed International,
       $783,823,000; and International, $298,826,000)                    $ 2,571,730,462
  Repurchase agreements at value                                             513,151,000
  Foreign currency at value (a)                                                        0
  Cash in bank                                                                 8,150,224
  Receivables:
       Interest                                                               19,797,352
       Dividends                                                                       0
       Investment securities sold                                            150,003,040
       Capital shares sold                                                     7,072,059
       Foreign withholding tax reclaims                                                0
       Dollar roll income earned                                                 106,053
  Appreciation of swap agreement (Note 1N)                                             0
                                                                         ---------------
  Total assets                                                             3,270,010,190
                                                                         ---------------

LIABILITIES
  Due to custodian                                                                     0
  Payable for collateral on securities lending, at value (Note 1M)                     0
  Payables:
       Dividends to shareholders                                               2,234,729
       Investment securities purchased                                       859,028,030
       Capital shares redeemed                                                 4,287,681
       Deferred income on dollar rolls                                           864,801
       Management fee (Note 2A)                                                  911,212
       Shareholder servicing and administration fee (Note 2B)                    193,360
       Accrued expenses                                                          228,064
       Foreign capital gains taxes                                                     0
       Margin owed to broker on futures contracts                                      0
  Depreciation of swap agreement (Note 1N)                                             0
                                                                         ---------------
  Total liabilities                                                          867,747,877
                                                                         ---------------
  NET ASSETS                                                             $ 2,402,262,313
                                                                         ===============

  Cost of investments (including cash collateral on
       securities loaned)                                                $ 3,031,320,583
                                                                         ===============
  SHARES OF CAPITAL STOCK OUTSTANDING                                        178,807,897
                                                                         ===============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                             $         13.43
                                                                         ===============

NET ASSETS CONSIST OF:
Capital stock, at par                                                    $       178,808
Additional paid-in capital                                                 2,370,405,722
Undistributed net investment income/(excess distributions)                    (2,787,418)
Accumulated net realized gain (loss) on investment, futures
       and foreign currency transactions                                     (19,095,678)
Unrealized appreciation (depreciation) of:
       Investments, futures and swaps                                         53,560,879
       Foreign currency denominated assets and liabilities                             0
                                                                         ---------------
                                                                         $ 2,402,262,313
                                                                         ===============

(a)   Cost: $62,212,898, $10,064,747, and $26,654,060, respectively (Note 1)
*     Net of accrued foreign capital gains taxes of $9,554,307

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.


--------------------------------------------------------------------------------
6   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

                    INTERMEDIATE    SHORT DURATION       SHORT DURATION     SHORT DURATION
  U.S. GOVERNMENT     DURATION        DIVERSIFIED          CALIFORNIA         NEW YORK
  SHORT DURATION    INSTITUTIONAL      MUNICIPAL           MUNICIPAL          MUNICIPAL
    PORTFOLIO         PORTFOLIO        PORTFOLIO           PORTFOLIO          PORTFOLIO
==========================================================================================
 $   135,797,248   $   505,398,257   $   239,155,326    $    81,875,354    $   120,068,968
               0        88,596,000                 0                  0                  0
               0                 0                 0                  0                  0
               0            80,172         1,584,507             10,986              7,979

       1,201,169         3,848,952         2,961,083            761,536          1,275,734
               0                 0                 0                  0                  0
       1,248,378        62,532,076                 0            260,000            250,000
           8,800                 0         1,934,765             11,868             30,200
               0                 0                 0                  0                  0
               0            27,678                 0                  0                  0
               0                 0            87,283                  0             16,038
 ---------------   ---------------   ---------------    ---------------    ---------------
     138,255,595       660,483,135       245,722,964         82,919,744        121,648,919
 ---------------   ---------------   ---------------    ---------------    ---------------


         142,197                 0                 0                  0                  0
               0                 0                 0                  0                  0

          54,962           397,285           129,622             41,596             54,440
      24,955,071       194,685,373        10,754,479          2,430,627                  0
         392,171           558,963           533,157            538,039            443,217
               0           144,356                 0                  0                  0
          47,808           105,304            94,519             34,081             49,639
           9,562                 0            19,005              6,788              9,924
          43,617            74,581           121,342             41,127             76,922
               0                 0                 0                  0                  0
          49,219                 0            21,938              9,750             18,281
               0                 0           399,644                  0             55,399
 ---------------   ---------------   ---------------    ---------------    ---------------
      25,694,607       195,965,862        12,073,706          3,102,008            707,822
 ---------------   ---------------   ---------------    ---------------    ---------------
 $   112,560,988   $   464,517,273   $   233,649,258    $    79,817,736    $   120,941,097
 ===============   ===============   ===============    ===============    ===============


 $   134,943,730   $   584,125,610   $   237,104,468    $    81,216,653    $   118,504,438
 ===============   ===============   ===============    ===============    ===============
       8,657,795        29,505,702        18,406,825          6,300,004          9,633,497
 ===============   ===============   ===============    ===============    ===============

 $         13.00   $         15.74   $         12.69    $         12.67    $         12.55
 ===============   ===============   ===============    ===============    ===============


 $         8,658   $        29,506   $        18,407    $         6,300    $         9,633
     110,612,147       449,408,852       231,725,069         79,223,252        120,219,701
          53,283            10,556           (11,190)           (18,340)              (766)

       1,200,542         5,199,712           288,444             (3,302)          (720,999)

         686,358         9,868,647         1,628,528            609,826          1,433,528
               0                 0                 0                  0                  0
 ---------------   ---------------   ---------------    ---------------    ---------------
 $   112,560,988   $   464,517,273   $   233,649,258    $    79,817,736    $   120,941,097
 ===============   ===============   ===============    ===============    ===============


--------------------------------------------------------------------------------
                                                            2003 Annual Report 7

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Assets and Liabilities--September 30, 2003

(continued)

                                                                   DIVERSIFIED             CALIFORNIA              NEW YORK
                                                               MUNICIPAL PORTFOLIO    MUNICIPAL PORTFOLIO     MUNICIPAL PORTFOLIO
=================================================================================================================================
ASSETS
  Investments in securities at value                           $     2,407,986,404    $       816,955,080    $     1,191,568,234
  Cash in bank                                                          30,116,882              1,730,899                435,602
  Receivables:
     Interest                                                           33,193,064              9,999,330             17,311,087
     Investment securities sold                                          8,807,698                750,000              1,000,000
     Capital shares sold                                                 6,027,435              4,222,752              3,729,082
     Appreciation of swap agreement (Note 1N)                              695,083                      0                147,649
                                                               -------------------    -------------------    -------------------
  Total assets                                                       2,486,826,566            833,658,061          1,214,191,654
                                                               -------------------    -------------------    -------------------

LIABILITIES
  Payables:
     Dividends to shareholders                                           1,957,127                645,129                993,583
     Investment securities purchased                                    58,859,685              2,425,292              1,117,630
     Capital shares redeemed                                             7,909,445                873,533              1,406,392
     Management fee (Note 2A)                                              919,174                334,362                477,707
     Shareholder servicing and administration fee (Note 2B)                165,014                 55,373                 81,115
     Accrued expenses                                                      684,637                243,911                460,777
     Margin owed to broker on futures contracts                            498,469                164,531                223,031
  Depreciation of swap agreement (Note 1N)                               1,083,496                      0                448,600
                                                               -------------------    -------------------    -------------------
  Total liabilities                                                     72,077,047              4,742,131              5,208,835
                                                               -------------------    -------------------    -------------------
  NET ASSETS (b)                                               $     2,414,749,519    $       828,915,930    $     1,208,982,819
                                                               ===================    ===================    ===================
  Cost of investments                                          $     2,306,602,465    $       787,199,713    $     1,135,594,427
                                                               ===================    ===================    ===================

NET ASSETS CONSIST OF:
  Capital stock, at par                                        $           168,366    $            57,325    $            85,070
  Additional paid-in capital                                         2,320,048,901            799,754,186          1,157,381,311
  Undistributed net investment income/(excess distributions)                24,852                (34,764)                 4,122
  Accumulated net realized gain (loss) on investment
  and futures transactions                                              (3,989,394)               208,581             (3,042,525)
  Unrealized appreciation (depreciation) of investments,
  futures and swaps                                                     98,496,794             28,930,602             54,554,841
                                                               -------------------    -------------------    -------------------
                                                               $     2,414,749,519    $       828,915,930    $     1,208,982,819
                                                               ===================    ===================    ===================

(b) See page 9 for share class information on net asset value, offering price and redemption price per share of the Diversified Municipal, California Municipal and New York Municipal Portfolios.

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.


--------------------------------------------------------------------------------
8   Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

                                                     DIVERSIFIED       CALIFORNIA       NEW YORK
                                                      MUNICIPAL        MUNICIPAL        MUNICIPAL
                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO
===================================================================================================
CALCULATION OF MAXIMUM OFFERING PRICE
Municipal Class Shares
  Net Assets                                       $2,045,980,827   $  685,360,013   $1,006,022,907
  Shares of capital stock outstanding                 142,661,941       47,396,613       70,782,299
                                                   --------------   --------------   --------------
  Net asset value and offering price per share     $        14.34   $        14.46   $        14.21
                                                   ==============   ==============   ==============

Intermediate Municipal Class A Shares
  Net Assets                                       $  140,781,260   $   53,570,210   $   78,517,821
  Shares of capital stock outstanding                   9,812,988        3,704,838        5,526,922
                                                   --------------   --------------   --------------
  Net asset value and redemption price per share   $        14.35   $        14.46   $        14.21
  Sales charge--4.25% of public offering price                .64              .64              .63
                                                   --------------   --------------   --------------
  Maximum offering price                           $        14.99   $        15.10   $        14.84
                                                   ==============   ==============   ==============

Intermediate Municipal Class B Shares
  Net Assets                                       $  115,689,821   $   39,914,587   $   62,916,026
  Shares of capital stock outstanding                   8,063,138        2,760,031        4,430,225
                                                   --------------   --------------   --------------
  Net asset value and offering price per share     $        14.35   $        14.46   $        14.20
                                                   ==============   ==============   ==============

Intermediate Municipal Class C Shares
  Net Assets                                       $  112,297,611   $   50,071,120   $   61,526,065
  Shares of capital stock outstanding                   7,827,535        3,463,052        4,330,138
                                                   --------------   --------------   --------------
  Net asset value and offering price per share     $        14.35   $        14.46   $        14.21
                                                   ==============   ==============   ==============


--------------------------------------------------------------------------------
                                                            2003 Annual Report 9

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Assets and Liabilities--September 30, 2003

(continued)

                                                                       SHORT
                                                                   DURATION PLUS
                                                                     PORTFOLIO
================================================================================
ASSETS
  Investments in securities at value                              $ 664,537,782
  Cash in bank                                                          958,333
  Receivables:
       Interest                                                       3,890,981
       Investment securities sold                                     1,954,594
       Capital shares sold                                            8,151,593
  Other assets                                                           67,838
                                                                  --------------
  Total assets                                                      679,561,121
                                                                  --------------

LIABILITIES
  Payables:
       Dividends to shareholders                                        240,913
       Investment securities purchased                              104,370,366
       Capital shares redeemed                                        1,809,877
       Management fee (Note 2A)                                         232,312
       Shareholder servicing and administration fee (Note 2B)            33,848
       Accrued expenses                                                 150,664
       Margin owed to broker on futures contracts                       307,813
                                                                  --------------
   Total liabilities                                                107,145,793
                                                                  --------------
   NET ASSETS                                                     $ 572,415,328
                                                                  ==============
Cost of investments                                               $ 660,082,524
                                                                  ==============

NET ASSETS CONSIST OF:
  Capital stock, at par                                           $      44,578
  Additional paid-in capital                                        567,582,363
  Undistributed net investment income/
  (excess distributions)                                               (240,913)
  Accumulated net realized gain (loss) on
  investment transactions                                             1,540,332
  Unrealized appreciation/(depreciation) of:
       Investments and futures                                        3,488,968
                                                                  --------------
                                                                  $ 572,415,328
                                                                  ==============

                                                                       SHORT
                                                                   DURATION PLUS
                                                                     PORTFOLIO
================================================================================
CALCULATION OF MAXIMUM OFFERING PRICE

Short Duration Plus Class Shares
  Net Assets                                                      $ 413,100,172
  Shares of capital stock outstanding                                32,170,964
                                                                  --------------
  Net asset value and offering price per share                    $       12.84
                                                                  ==============

Short Duration Class A Shares
  Net Assets                                                      $  92,075,242
  Shares of capital stock outstanding                                 7,169,112
                                                                  --------------
  Net asset value and redemption price per share                  $       12.84
  Sales charge--4.25% of public offering price                             0.57
                                                                  --------------
  Maximum offering price                                          $       13.41
                                                                  ==============

Short Duration Class B Shares
  Net Assets                                                      $  34,310,502
  Shares of capital stock outstanding                                 2,672,090
                                                                  --------------
  Net asset value and offering price per share                    $       12.84
                                                                  ==============

Short Duration Class C Shares
  Net Assets                                                      $  32,929,412
  Shares of capital stock outstanding                                 2,565,390
                                                                  --------------
  Net asset value and offering price per share                    $       12.84
                                                                  ==============

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.


--------------------------------------------------------------------------------
10  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================


                       This page intentionally left blank.


--------------------------------------------------------------------------------
                                                           2003 Annual Report 11

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Operations for the Year Ended September 30, 2003

                                                                                                     EMERGING
                                                                  TAX-MANAGED                        MARKETS         INTERMEDIATE
                                                                 INTERNATIONAL    INTERNATIONAL       VALUE            DURATION
                                                                   PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO
==================================================================================================================================
INVESTMENT INCOME
  Income:
     Interest                                                    $   3,811,565    $   2,131,697   $     113,633     $  93,651,420
     Dividends (net of foreign withholding taxes of
     $10,191,216, $5,619,658 and $2,396,480, respectively)          78,355,889       43,774,683      21,412,304                 0
                                                                 -------------    -------------   -------------     -------------
  Total income                                                      82,167,454       45,906,380      21,525,937        93,651,420
                                                                 -------------    -------------   -------------     -------------
  Expenses (Notes 1 and 2):
     Management fee                                                 27,014,371       15,154,577       8,171,318        10,620,636
     Shareholder servicing fee                                       7,226,214        3,931,827       1,634,264         2,249,030
     Custodian and transfer agent fees                               1,335,939          860,969       1,270,384           563,902
     Auditing and tax fees                                             138,194           69,757          33,735           100,672
     Directors' fees and expenses                                       35,561           20,059           8,292            29,572
     Legal fees                                                        105,906           55,933          20,750            60,720
     Registration fees                                                 136,579           53,270          54,606            73,423
     Printing fees                                                      31,551           22,457          12,350            25,361
     Fund offering and organization expenses                                 0                0               0                 0
     Miscellaneous                                                     105,966           63,388          47,518            69,605
                                                                 -------------    -------------   -------------     -------------
  Total expenses                                                    36,130,281       20,232,237      11,253,217        13,792,921
  Less expenses waived and reimbursed by the Adviser (Note 2A)               0                0               0                 0
                                                                 -------------    -------------   -------------     -------------
  Net expenses                                                      36,130,281       20,232,237      11,253,217        13,792,921
                                                                 -------------    -------------   -------------     -------------
  Net investment income                                             46,037,173       25,674,143      10,272,720        79,858,499
                                                                 -------------    -------------   -------------     -------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENT AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss) on:
     Investment transactions                                       (40,815,532)       4,531,414     (38,585,473)*      45,354,013
     Futures transactions                                           12,444,207        4,098,553               0                 0
     Foreign currency transactions                                  15,200,320        8,538,745         102,400          (798,644)
                                                                 -------------    -------------   -------------     -------------
  Net realized gain (loss) on investment
  and foreign currency transactions                                (13,171,005)      17,168,712     (38,483,073)       44,555,369
                                                                 -------------    -------------   -------------     -------------
  Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
     Investments, futures and swaps                                847,810,926      442,144,899     315,831,565+       14,850,852
     Foreign currency denominated assets and liabilities               895,639          349,798         474,268                 0
                                                                 -------------    -------------   -------------     -------------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments and foreign currency
  denominated assets and liabilities                               848,706,565      442,494,697     316,305,833        14,850,852
                                                                 -------------    -------------   -------------     -------------
  Net realized and unrealized gain (loss) on
  investment and foreign currency transactions                     835,535,560      459,663,409     277,822,760        59,406,221
                                                                 -------------    -------------   -------------     -------------
  Net increase in net assets resulting from operations           $ 881,572,733    $ 485,337,552   $ 288,095,480     $ 139,264,720
                                                                 =============    =============   =============     =============

* Net of foreign capital gains taxes of $1,172,296 +Net of accrued foreign capital gains taxes of $8,124,454

See Notes to Financial Statements.


--------------------------------------------------------------------------------
12  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                      INTERMEDIATE      SHORT DURATION     SHORT DURATION     SHORT DURATION
U.S. GOVERNMENT         DURATION         DIVERSIFIED         CALIFORNIA         NEW YORK
SHORT DURATION       INSTITUTIONAL        MUNICIPAL           MUNICIPAL         MUNICIPAL
   PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO         PORTFOLIO
============================================================================================
  $   3,797,616      $  15,680,278      $   6,645,883      $   2,075,338      $   3,359,968

              0                  0                  0                  0                  0
  -------------      -------------      -------------      -------------      -------------
      3,797,616         15,680,278          6,645,883          2,075,338          3,359,968
  -------------      -------------      -------------      -------------      -------------

        603,155          1,918,019          1,103,842            404,308            596,731
        120,631                  0            220,768             80,862            119,346
        143,666            239,239            174,532            131,531            143,962
         14,859             71,272             13,629              7,007             11,234
          1,485             19,407              3,084              1,009              1,644
          3,570             19,893              3,046              1,425              6,692
         14,952             83,436             23,541              4,504              2,000
          1,403              3,296              1,803              1,607              4,585
              0             95,674                  0                  0                  0
         14,837             23,014             13,635             12,278             16,822
  -------------      -------------      -------------      -------------      -------------
        918,558          2,473,250          1,557,880            644,531            903,016
              0           (747,033)                 0                  0                  0
  -------------      -------------      -------------      -------------      -------------
        918,558          1,726,217          1,557,880            644,531            903,016
  -------------      -------------      -------------      -------------      -------------
      2,879,058         13,954,061          5,088,003          1,430,807          2,456,952
  -------------      -------------      -------------      -------------      -------------




      1,255,173          5,648,943            673,529            163,301            115,511
              0                  0           (234,741)          (116,712)           (33,441)
              0           (135,169)                 0                  0                  0
  -------------      -------------      -------------      -------------      -------------

      1,255,173          5,513,774            438,788             46,589             82,070
  -------------      -------------      -------------      -------------      -------------


     (1,687,537)         3,510,046         (1,221,683)          (138,506)          (231,283)
              0                  0                  0                  0                  0
  -------------      -------------      -------------      -------------      -------------


     (1,687,537)         3,510,046         (1,221,683)          (138,506)          (231,283)
  -------------      -------------      -------------      -------------      -------------

       (432,364)         9,023,820           (782,895)           (91,917)          (149,213)
  -------------      -------------      -------------      -------------      -------------
  $   2,446,694      $  22,977,881      $   4,305,108      $   1,338,890      $   2,307,739
  =============      =============      =============      =============      =============


--------------------------------------------------------------------------------
                                                           2003 Annual Report 13

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Operations for the Year Ended September 30, 2003 (continued)

                                                          DIVERSIFIED      CALIFORNIA      NEW YORK
                                                           MUNICIPAL       MUNICIPAL       MUNICIPAL
                                                           PORTFOLIO       PORTFOLIO       PORTFOLIO
======================================================================================================
INVESTMENT INCOME
  Income:
     Interest                                            $ 89,706,687    $ 28,890,238    $ 45,850,492
                                                         ------------    ------------    ------------
  Total income                                             89,706,687      28,890,238      45,850,492
                                                         ------------    ------------    ------------
  Expenses (Notes 1 and 2):
     Management fee                                        10,114,043       3,691,039       5,442,467
     Shareholder servicing fee                              1,844,104         625,249         954,250
     Custodian and transfer agent fees                        625,985         306,017         388,776
     Distribution fees--Intermediate Municipal Class A        351,655         132,864         178,336
     Distribution fees--Intermediate Municipal Class B        891,027         306,787         451,372
     Distribution fees--Intermediate Municipal Class C        860,292         379,920         394,929
     Auditing and tax fees                                    112,435          35,996          55,450
     Printing fees                                            132,871          44,222          69,163
     Registration fees                                        252,651          34,440          75,292
     Legal fees                                                59,490          26,697          42,358
     Directors' fees and expenses                              22,244           9,768          12,522
     Miscellaneous                                             81,888          29,894          43,882
                                                         ------------    ------------    ------------
  Total expenses                                           15,348,685       5,622,893       8,108,797
                                                         ------------    ------------    ------------
  Net investment income                                    74,358,002      23,267,345      37,741,695
                                                         ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENT TRANSACTIONS
  Net realized gain (loss) on:
     Investment transactions                                6,250,924         624,507       3,531,237
     Futures transactions                                  (2,101,306)       (356,867)     (1,472,749)
                                                         ------------    ------------    ------------
  Net realized gain on investment transactions              4,149,618         267,640       2,058,488
                                                         ------------    ------------    ------------
  Net decrease in unrealized appreciation/
  (depreciation) of:
  Investments, futures and swaps                           (5,026,157)     (6,018,093)     (2,705,202)
                                                         ------------    ------------    ------------
  Net realized and unrealized loss on
  investment transactions                                    (876,539)     (5,750,453)       (646,714)
                                                         ------------    ------------    ------------
  Net increase in net assets resulting from operations   $ 73,481,463    $ 17,516,892    $ 37,094,981
                                                         ============    ============    ============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
14  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                                       SHORT
                                                                   DURATION PLUS
                                                                     PORTFOLIO
================================================================================
INVESTMENT INCOME
  Income:
     Interest                                                      $ 15,439,239
                                                                   ------------
  Total income                                                       15,439,239
                                                                   ------------
  Expenses (Notes 1 and 2):
     Management fee                                                   2,208,640
     Shareholder servicing fee                                          408,845
     Custodian and transfer agent fees                                  193,447
     Distribution fees--Short Duration Class A                           60,827
     Distribution fees--Short Duration Class B                           60,750
     Distribution fees--Short Duration Class C                           65,294
     Auditing and tax fees                                               21,544
     Directors' fees and expenses                                         4,871
     Legal fees                                                          17,705
     Registration fees                                                   17,484
     Printing fees                                                       23,604
     Miscellaneous                                                       22,702
                                                                   ------------
  Total expenses before interest expense                              3,105,713
  Interest expense                                                       25,154
                                                                   ------------
  Total expenses                                                      3,130,867
                                                                   ------------
  Net investment income                                              12,308,372
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
  Net realized gain (loss) on:
     Investment transactions                                          5,452,763
     Futures transactions                                              (257,005)
                                                                   ------------

  Net realized gain on investment transactions                        5,195,758

  Net decrease in unrealized appreciation/(depreciation) of:
     Investments and futures                                         (3,343,946)
                                                                   ------------
  Net realized and unrealized gain on investment transactions         1,851,812
                                                                   ------------
  Net increase in net assets resulting from operations             $ 14,160,184
                                                                   ============

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                           2003 Annual Report 15

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Changes in Net Assets

                                                       ----------------------------------    ----------------------------------
                                                                   TAX-MANAGED
                                                                  INTERNATIONAL                        INTERNATIONAL
                                                                    PORTFOLIO                            PORTFOLIO
                                                       ----------------------------------    ----------------------------------

                                                             YEAR               YEAR              YEAR               YEAR
                                                             ENDED              ENDED             ENDED              ENDED
                                                            9/30/03            9/30/02           9/30/03            9/30/02
================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
     Net investment income                             $    46,037,173    $    28,144,124    $    25,674,143    $    14,983,853
     Net realized gain (loss) on investment
     and foreign currency transactions                     (13,171,005)      (119,655,996)        17,168,712       (298,344,575)
     Increase (decrease) in unrealized appreciation/
     (depreciation) of investments and foreign
     currency denominated assets and liabilities           848,706,565       (263,007,928)       442,494,697         87,176,002
                                                       ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets
  resulting from operations                                881,572,733       (354,519,800)       485,337,552       (196,184,720)
                                                       ---------------    ---------------    ---------------    ---------------
  Dividends and distributions to shareholders:
     Dividends from net investment income                  (35,319,934)       (45,231,307)       (16,987,461)       (45,835,060)
     Distributions from tax return of capital                        0                  0                  0                  0
                                                       ---------------    ---------------    ---------------    ---------------
  Total dividends and distributions
  to shareholders                                          (35,319,934)       (45,231,307)       (16,987,461)       (45,835,060)
                                                       ---------------    ---------------    ---------------    ---------------
  Capital-share transactions (Note 6):
     Net proceeds from sales of shares                   1,145,967,491        970,190,116        406,675,464        363,922,224
     Net proceeds from sales of shares issued
     to shareholders on reinvestment of
     dividends and distributions                            31,640,286         41,318,751         16,226,135         44,294,779
                                                       ---------------    ---------------    ---------------    ---------------
  Total proceeds from shares sold                        1,177,607,777      1,011,508,867        422,901,599        408,217,003
     Cost of shares redeemed                              (828,033,279)      (666,660,449)      (364,033,307)      (293,431,337)
                                                       ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets from
  capital-share transactions                               349,574,498        344,848,418         58,868,292        114,785,666
                                                       ---------------    ---------------    ---------------    ---------------
  Net increase (decrease) in net assets                  1,195,827,297        (54,902,689)       527,218,383       (127,234,114)

NET ASSETS:
  Beginning of period                                    2,365,420,633      2,420,323,322      1,299,448,879      1,426,682,993
                                                       ---------------    ---------------    ---------------    ---------------
  End of period (a)                                    $ 3,561,247,930    $ 2,365,420,633    $ 1,826,667,262    $ 1,299,448,879
                                                       ===============    ===============    ===============    ===============
(a) Includes undistributed net investment income/
(excess distributions) of:                             $    59,712,764    $    34,497,309    $    17,603,611$   $       378,184
                                                       ===============    ===============    ===============    ===============

* Includes effect of portfolio transaction fee in the amounts of $4,286,013 and $5,025,592 for the years ended September 30, 2003 and September 30, 2002, respectively.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
16  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

  --------------------------------------     -----------------------------------
                   EMERGING                            INTERMEDIATE
                MARKETS VALUE                            DURATION
                  PORTFOLIO                              PORTFOLIO
  --------------------------------------     -----------------------------------

         YEAR                 YEAR                YEAR               YEAR
         ENDED                ENDED               ENDED              ENDED
        9/30/03              9/30/02             9/30/03            9/30/02
  ==============================================================================
  $       10,272,720     $     5,231,964     $    79,858,499    $    97,522,074

         (38,483,073)        (26,459,346)         44,555,369          7,333,327


         316,305,833          83,470,559          14,850,852          7,610,737
  ------------------     ---------------     ---------------    ---------------

         288,095,480          62,243,177         139,264,720        112,466,138
  ------------------     ---------------     ---------------    ---------------

          (3,072,179)         (5,096,387)        (79,859,897)       (94,607,925)
                   0                   0                   0         (2,914,193)
  ------------------     ---------------     ---------------    ---------------

          (3,072,179)         (5,096,387)        (79,859,897)       (97,522,118)
  ------------------     ---------------     ---------------    ---------------

         156,599,814         158,235,402         605,918,965        598,396,318


           2,912,914           4,889,090          16,540,463         21,494,713
  ------------------     ---------------     ---------------    ---------------
         159,512,728         163,124,492         622,459,428        619,891,031
         (65,117,673)       (200,702,227)       (431,589,647)      (613,538,098)
  ------------------     ---------------     ---------------    ---------------

          94,395,055*        (37,577,735)*       190,869,781          6,352,933
         379,418,356          19,569,055         250,274,604         21,296,953
  ------------------     ---------------     ---------------    ---------------


         518,983,537         499,414,482       2,151,987,709      2,130,690,756
  ------------------     ---------------     ---------------    ---------------
  $      898,401,893     $   518,983,537     $ 2,402,262,313    $ 2,151,987,709
  ==================     ===============     ===============    ===============

  $        5,606,646     $      (571,397)    $    (2,787,418)   $    (1,987,376)
  ==================     ===============     ===============    ===============


--------------------------------------------------------------------------------
                                                           2003 Annual Report 17

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Changes in Net Assets (continued)

                                                            ------------------------------    ------------------------------
                                                                    U.S. GOVERNMENT               INTERMEDIATE DURATION
                                                                    SHORT DURATION                    INSTITUTIONAL
                                                                       PORTFOLIO                        PORTFOLIO
                                                            ------------------------------    ------------------------------

                                                                YEAR              YEAR            YEAR            PERIOD
                                                                ENDED             ENDED           ENDED           ENDED
                                                               9/30/03           9/30/02         9/30/03         9/30/02*
=============================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
     Net investment income                                  $   2,879,058    $   3,229,720    $  13,954,061    $   3,811,865
     Net realized gain (loss) on investment
     and foreign currency transactions                          1,255,173        1,690,343        5,513,774        1,736,132
     Increase (decrease) in unrealized appreciation/
     (depreciation) of investments, futures and swaps          (1,687,537)         755,990        3,510,046        6,358,601
                                                            -------------    -------------    -------------    -------------
  Net increase in net assets resulting
  from operations                                               2,446,694        5,676,053       22,977,881       11,906,598
                                                            -------------    -------------    -------------    -------------
  Dividends and distributions to shareholders:
     Dividends from net investment income (a)                  (2,879,058)      (3,229,720)     (13,953,938)      (3,811,865)
     Distributions from net realized gain on
     investment transactions                                   (1,628,592)      (1,045,541)      (2,185,363)               0
                                                            -------------    -------------    -------------    -------------
  Total dividends and distributions
  to shareholders                                              (4,507,650)      (4,275,261)     (16,139,301)      (3,811,865)
                                                            -------------    -------------    -------------    -------------
  Capital-share transactions (Note 6):
     Net proceeds from sales of shares                         46,328,990       61,053,854      198,075,650      337,658,460
     Net proceeds from sales of shares issued
     to shareholders on reinvestment of
     dividends and distributions                                3,161,357        2,498,822        9,340,069        1,730,055
                                                            -------------    -------------    -------------    -------------
  Total proceeds from shares sold                              49,490,347       63,552,676      207,415,719      339,388,515
     Cost of shares redeemed                                  (50,268,393)     (51,217,033)     (78,130,046)     (19,190,228)
                                                            -------------    -------------    -------------    -------------
  Increase (decrease) in net assets from
  capital-share transactions                                     (778,046)      12,335,643      129,285,673      320,198,287
                                                            -------------    -------------    -------------    -------------
  Net increase (decrease) in net assets                        (2,839,002)      13,736,435      136,124,253      328,293,020

NET ASSETS:
  Beginning of period                                         115,399,990      101,663,555      328,393,020          100,000
                                                            -------------    -------------    -------------    -------------
  End of period (b)                                         $ 112,560,988    $ 115,399,990    $ 464,517,273    $ 328,393,020
                                                            =============    =============    =============    =============
(b) Includes undistributed net investment income/
(excess distributions) of:                                  $      53,283    $      53,283    $      10,556    $      49,928
                                                            =============    =============    =============    =============


*     Commencement of operations May 17, 2002.
(a) See page 22 for share class information on dividend distributions of the Diversified Municipal Portfolio.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
18  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

  ----------------------------------         ----------------------------------
            SHORT DURATION                             SHORT DURATION
        DIVERSIFIED MUNICIPAL                       CALIFORNIA MUNICIPAL
              PORTFOLIO                                  PORTFOLIO
  ----------------------------------         ----------------------------------

       YEAR               YEAR                     YEAR               YEAR
       ENDED              ENDED                    ENDED              ENDED
      9/30/03            9/30/02                  9/30/03            9/30/02
================================================================================
  $     5,088,003    $     5,332,624         $     1,430,807    $     1,670,391

          438,788            788,732                  46,589             54,358

       (1,221,683)           541,742                (138,506)            26,037
  ---------------    ---------------         ---------------    ---------------

        4,305,108          6,663,098               1,338,890          1,750,786
  ---------------    ---------------         ---------------    ---------------

       (5,088,003)        (5,332,674)             (1,430,807)        (1,670,391)

         (833,144)          (132,148)                      0                  0
  ---------------    ---------------         ---------------    ---------------

       (5,921,147)        (5,464,822)             (1,430,807)        (1,670,391)
  ---------------    ---------------         ---------------    ---------------

      175,926,413        162,294,586              60,385,211         48,341,285


        3,210,381          2,557,351                 762,470            808,259
  ---------------    ---------------         ---------------    ---------------
      179,136,794        164,851,937              61,147,681         49,149,544
     (144,567,720)      (122,273,877)            (55,885,740)       (28,655,614)
  ---------------    ---------------         ---------------    ---------------

       34,569,074         42,578,060               5,261,941         20,493,930
  ---------------    ---------------         ---------------    ---------------
       32,953,035         43,776,336               5,170,024         20,574,325


      200,696,223        156,919,887              74,647,712         54,073,387
  ---------------    ---------------         ---------------    ---------------
  $   233,649,258    $   200,696,223         $    79,817,736    $    74,647,712
  ===============    ===============         ===============    ===============

  $       (11,190)   $       (11,190)        $       (18,340)   $       (18,340)
  ===============    ===============         ===============    ===============

  ----------------------------------         -----------------------------------
            SHORT DURATION
          NEW YORK MUNICIPAL                        DIVERSIFIED MUNICIPAL
              PORTFOLIO                                  PORTFOLIO
  ----------------------------------         -----------------------------------

       YEAR               YEAR                    YEAR              YEAR
       ENDED              ENDED                   ENDED             ENDED
      9/30/03            9/30/02                 9/30/03           9/30/02
================================================================================
  $     2,456,952    $     2,908,098         $    74,358,002    $    62,435,402

           82,070           (102,851)              4,149,618          1,850,071

         (231,283)           367,832              (5,026,157)        40,631,866
  ---------------    ---------------         ---------------    ---------------

        2,307,739          3,173,079              73,481,463        104,917,339
  ---------------    ---------------         ---------------    ---------------

       (2,456,952)        (2,908,098)            (74,358,002)       (62,435,402)

                0                  0                       0                  0
  ---------------    ---------------         ---------------    ---------------

       (2,456,952)        (2,908,098)            (74,358,002)       (62,435,402)
  ---------------    ---------------         ---------------    ---------------

       77,251,107         75,735,292             968,964,060        776,064,438


        1,093,765          1,395,901              19,095,903         14,236,668
  ---------------    ---------------         ---------------    ---------------
       78,344,872         77,131,193             988,059,963        790,301,106
      (73,561,685)       (49,007,808)           (490,730,845)      (303,138,698)
  ---------------    ---------------         ---------------    ---------------

        4,783,187         28,123,385             497,329,118        487,162,408
  ---------------    ---------------         ---------------    ---------------
        4,633,974         28,388,366             496,452,579        529,644,345


      116,307,123         87,918,757           1,918,296,940      1,388,652,595
  ---------------    ---------------         ---------------    ---------------
  $   120,941,097    $   116,307,123         $ 2,414,749,519    $ 1,918,296,940
  ===============    ===============         ===============    ===============

  $          (766)   $          (766)        $        24,852    $        24,852
  ===============    ===============         ===============    ===============


--------------------------------------------------------------------------------
                                                           2003 Annual Report 19

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Changes in Net Assets (continued)

                                                        ----------------------------------    -----------------------------------
                                                               CALIFORNIA MUNICIPAL                    NEW YORK MUNICIPAL
                                                                    PORTFOLIO                              PORTFOLIO
                                                        ----------------------------------    -----------------------------------

                                                              YEAR              YEAR                YEAR              YEAR
                                                              ENDED             ENDED               ENDED             ENDED
                                                             9/30/03           9/30/02             9/30/03           9/30/02
=================================================================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
     Net investment income                              $    23,267,345    $    19,910,368         37,741,695    $    33,321,754
     Net realized gain on investment transactions               267,640          2,488,773          2,058,488          1,142,958
     Increase (decrease) in unrealized appreciation/
     (depreciation) of investments, futures and swaps        (6,018,093)        13,873,411         (2,705,202)        25,156,620
                                                        ---------------    ---------------         ----------    ---------------
  Net increase in net assets resulting
  from operations                                            17,516,892         36,272,552         37,094,981         59,621,332
                                                        ---------------    ---------------         ----------    ---------------
  Dividends to shareholders:
     Dividends from net investment income (a)               (23,267,345)       (19,910,368)       (37,741,695)       (33,321,754)
                                                        ---------------    ---------------         ----------    ---------------
  Total dividends to shareholders                           (23,267,345)       (19,910,368)       (37,741,695)       (33,321,754)
                                                        ---------------    ---------------         ----------    ---------------
  Capital-share transactions (Note 6):
     Net proceeds from sales of shares                      335,658,922        285,467,310        413,735,995        356,164,541
     Net proceeds from sales of shares issued
     to shareholders on reinvestment of dividends             6,474,935          4,515,691         12,753,085         10,126,823
                                                        ---------------    ---------------         ----------    ---------------
  Total proceeds from shares sold                           342,133,857        289,983,001        426,489,080        366,291,364
     Cost of shares redeemed                               (182,032,506)      (122,974,639)      (237,402,632)      (135,775,446)
                                                        ---------------    ---------------         ----------    ---------------
  Increase in net assets from
  capital-share transactions                                160,101,351        167,008,362        189,086,448        230,515,918
                                                        ---------------    ---------------         ----------    ---------------
  Net increase in net assets                                154,350,898        183,370,546        188,439,734        256,815,496

NET ASSETS:

  Beginning of period                                       674,565,032        491,194,486      1,020,543,085        763,727,589
                                                        ---------------    ---------------         ----------    ---------------
  End of period (b)                                     $   828,915,930    $   674,565,032    $ 1,208,982,819    $ 1,020,543,085
                                                        ===============    ===============    ===============    ===============
(b) Includes undistributed net investment income/
(excess distributions) of:$                                     (34,764)   $       (34,764)   $         4,122    $         4,122
                                                        ===============    ===============    ===============    ===============

(a) See page 22 for share class information on dividend distributions of the California Municipal and New York Municipal Portfolios.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
20  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                               -------------------------------
                                                                            SHORT
                                                                        DURATION PLUS
                                                                          PORTFOLIO
                                                               -------------------------------

                                                                   YEAR              YEAR
                                                                   ENDED             ENDED
                                                                  9/30/03           9/30/02
==============================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
     Net investment income                                     $  12,308,372    $  14,907,767
     Net realized gain on investment transactions                  5,195,758        1,590,199
     Increase (decrease) in unrealized appreciation/
     (depreciation) of investments and futures                    (3,343,946)       1,408,509
                                                               -------------    -------------
  Net increase in net assets resulting
  from operations                                                 14,160,184       17,906,475
                                                               -------------    -------------
  Dividends to shareholders:
     Dividends from net investment income (a)                    (12,308,812)     (14,908,490)
                                                               -------------    -------------
  Total dividends to shareholders                                (12,308,812)     (14,908,490)
                                                               -------------    -------------
  Capital-share transactions (Note 6):
     Net proceeds from sales of shares                           355,281,867      171,261,138
     Net proceeds from sales of shares issued
     to shareholders on reinvestment of dividends                  5,350,098        5,603,775
                                                               -------------    -------------
  Total proceeds from shares sold                                360,631,965      176,864,913
     Cost of shares redeemed                                    (187,786,603)    (149,882,438)
  Increase in net assets from
  capital-share transactions                                     172,845,362       26,982,475
                                                               -------------    -------------
  Net increase in net assets                                     174,696,734       29,980,460

NET ASSETS:
  Beginning of period                                            397,718,594      367,738,134
                                                               -------------    -------------
  End of period (b)                                            $ 572,415,328    $ 397,718,594
                                                               =============    =============
(b) Includes undistributed net investment income/
(excess distributions) of:                                     $    (240,913)   $    (352,512)
                                                               =============    =============

(a) See page 22 for share class information on dividend distributions of the Short Duration Plus Portfolio. See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                           2003 Annual Report 21

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Statements of Changes in Net Assets (continued)

                                               -----------------------------   -----------------------------
                                                        DIVERSIFIED                     CALIFORNIA
                                                         MUNICIPAL                      MUNICIPAL
                                                         PORTFOLIO                      PORTFOLIO
                                               -----------------------------   -----------------------------

                                                  YEAR             YEAR             YEAR            YEAR
                                                  ENDED            ENDED            ENDED           ENDED
                                                 9/30/03         9/30/02(a)        9/30/03      9/30/02 (a)
============================================================================================================
Dividends to shareholders:
   Dividends from net investment income
   Municipal Class                             $(66,005,881)   $(60,623,308)   $(20,368,700)   $(19,334,663)
   Intermediate Municipal Class A                (3,841,638)       (913,111)     (1,329,149)       (293,499)
   Intermediate Municipal Class B                (2,300,733)       (470,404)       (701,542)       (124,935)
   Intermediate Municipal Class C                (2,209,750)       (428,579)       (867,954)       (157,271)
                                               ------------    ------------    ------------    ------------
                                               $(74,358,002)   $(62,435,402)   $(23,267,345)   $(19,910,368)
                                               ============    ============    ============    ============

                                               ---------------------------------
                                                           NEW YORK
                                                           MUNICIPAL
                                                           PORTFOLIO
                                               ---------------------------------

                                                   YEAR             YEAR
                                                   ENDED            ENDED
                                                  9/30/03         9/30/02(a)
================================================================================
  Dividends to shareholders:
     Dividends from net investment income
     Municipal Class                           $(33,702,805)       $(32,521,250)
     Intermediate Municipal Class A              (1,915,689)           (435,369)
     Intermediate Municipal Class B              (1,138,804)           (221,444)
     Intermediate Municipal Class C                (984,397)           (143,691)
                                               ------------        ------------
                                               $(37,741,695)       $(33,321,754)
                                               ============        ============

                                               ---------------------------------
                                                             SHORT
                                                         DURATION PLUS
                                                           PORTFOLIO
                                               ---------------------------------

                                                   YEAR             YEAR
                                                   ENDED            ENDED
                                                 9/30/03(b)        9/30/02
================================================================================
  Dividends to shareholders:
     Dividends from net investment income
     Short Duration Plus Class                 $(11,801,625)       $(14,908,490)
     Short Duration Class A                        (366,071)                  0
     Short Duration Class B                         (68,607)                  0
     Short Duration Class C                         (72,509)                  0
                                               ------------        ------------
                                               $(12,308,812)       $(14,908,490)
                                               ============        ============

(a) Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.
(b)   Short Duration Class A, B and C Shares commenced distribution on May 22,
      2003.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
22  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================


                      This page intentionally left blank.


--------------------------------------------------------------------------------
                                                           2003 Annual Report 23

================================================================================

Sanford C. Bernstein Fund, Inc.

Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                     -------------------------------------------------------------------------------
                                                                                        TAX-MANAGED
                                                                                  INTERNATIONAL PORTFOLIO
                                                     -------------------------------------------------------------------------------

                                                      YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                       9/30/03         9/30/02         9/30/01(a)        9/30/00         9/30/99
====================================================================================================================================
  Net asset value, beginning of period               $      13.10    $      15.22     $      20.44     $      20.02    $      17.63
                                                     ------------    ------------     ------------     ------------    ------------
    Income from investment operations:
      Investment income, net                                 0.24            0.17             0.21             0.21            0.15
      Net realized and unrealized gain (loss) on
      investment and foreign currency transactions           4.39           (2.00)           (3.48)            0.51            4.04
                                                     ------------    ------------     ------------     ------------    ------------
  Total from investment operations                           4.63           (1.83)           (3.27)            0.72            4.19
                                                     ------------    ------------     ------------     ------------    ------------
    Less distributions:
      Dividends from taxable net investment income          (0.20)          (0.29)           (0.16)            0              (0.93)
      Distributions from net realized gain on
      investment transactions                                0               0               (1.79)           (0.30)          (0.87)
                                                     ------------    ------------     ------------     ------------    ------------
  Total distributions                                       (0.20)          (0.29)           (1.95)           (0.30)          (1.80)
                                                     ------------    ------------     ------------     ------------    ------------
  Net asset value, end of period                     $      17.53    $      13.10     $      15.22     $      20.44    $      20.02
                                                     ============    ============     ============     ============    ============
  Total return (b)                                          35.65%         (12.39)%         (17.49)%           3.49%          25.35%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000 omitted)        $  3,561,248    $  2,365,421     $  2,420,323     $  3,029,742    $  3,654,579
      Average net assets (000 omitted)               $  2,890,486    $  2,708,477     $  2,828,736     $  3,467,670    $  4,618,500
      Ratio of expenses to average net assets                1.25%           1.25%            1.25%            1.24%           1.24%
      Ratio of net investment income to average
      net assets                                             1.59%           1.04%            1.14%            1.02%           0.80%
      Portfolio turnover rate                                 .28%            .64%             .46%             .41%            .32%

See Footnote Summary on page 37.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
24  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                     -------------------------------------------------------------------------------
                                                                                        INTERNATIONAL
                                                                                          PORTFOLIO
                                                     -------------------------------------------------------------------------------

                                                      YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                                       9/30/03         9/30/02         9/30/01(a)        9/30/00        9/30/99(c)
====================================================================================================================================
  Net asset value, beginning of period               $      11.95    $      14.16     $      20.44     $      20.11    $     19.43
                                                     ------------    ------------     ------------     ------------    -----------
    Income from investment operations:
      Investment income, net                                 0.23            0.14             0.18             0.23           0.19
      Net realized and unrealized gain (loss) on
      investment and foreign currency transactions           4.04           (1.90)           (3.11)            0.31           0.49
                                                     ------------    ------------     ------------     ------------    -----------
  Total from investment operations                           4.27           (1.76)           (2.93)            0.54           0.68
                                                     ------------    ------------     ------------     ------------    -----------
    Less distributions:
      Dividends from taxable net investment income          (0.16)          (0.45)           (0.79)           (0.19)          0
      Distributions from net realized gain on
      investment transactions                                0               0               (2.56)           (0.02)          0
  Total distributions                                       (0.16)          (0.45)           (3.35)           (0.21)          0
                                                     ------------    ------------     ------------     ------------    -----------
  Net asset value, end of period                     $      16.06    $      11.95     $      14.16     $      20.44    $     20.11
                                                     ============    ============     ============     ============    ===========
  Total return (b)                                          36.00%         (13.01)%         (16.95)%           2.72%          3.50%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000 omitted)        $  1,826,667    $  1,299,449     $  1,426,683     $  1,907,921    $ 2,459,123
      Average net assets (000 omitted)               $  1,572,731    $  1,539,788     $  1,718,245     $  2,238,111    $ 2,397,807
      Ratio of expenses to average net assets                1.29%           1.29%            1.28%            1.25%          1.26%*
      Ratio of net investment income to average
      net assets                                             1.63%           0.97%            1.06%            1.09%          2.23%*
      Portfolio turnover rate                                 .28%            .67%             .45%             .24%           .09%

See Footnote Summary on page 37.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                           2003 Annual Report 25

================================================================================

Sanford C. Bernstein Fund, Inc.

Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                    --------------------------------------------------------------------------------
                                                                                      EMERGING MARKETS
                                                                                      VALUE PORTFOLIO
                                                    --------------------------------------------------------------------------------

                                                    YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                     9/30/03          9/30/02         9/30/01(a)        9/30/00         9/30/99
====================================================================================================================================
  Net asset value, beginning of period              $    13.65       $    12.48      $     16.91       $    17.67      $   10.11
                                                    ----------       ----------      -----------       ----------      ---------
      Income from investment operations:
    Investment income, net                                0.26             0.13             0.17             0.14           0.16
      Net realized and unrealized gain (loss) on
      investment transactions                             6.87             1.04            (4.34)           (1.01)          7.39
                                                    ----------       ----------      -----------       ----------      ---------
  Total from investment operations                        7.13             1.17            (4.17)           (0.87)          7.55
                                                    ----------       ----------      -----------       ----------      ---------
      Less distributions:
      Dividends from taxable net investment income       (0.08)           (0.13)           (0.09)           (0.10)         (0.12)
      Distributions from net realized gain on
      investment transactions                             0                0               (0.28)            0              0
      Distributions in excess of net realized
      gain on investment transactions
      due to timing differences                           0                0                0                0             (0.02)
                                                    ----------       ----------      -----------       ----------      ---------
    Total distributions                                  (0.08)           (0.13)           (0.37)           (0.10)         (0.14)
                                                    ----------       ----------      -----------       ----------      ---------
  Portfolio transaction fee                               0.11             0.13             0.11             0.21           0.15
                                                    ----------       ----------      -----------       ----------      ---------
  Net asset value, end of period                    $    20.81       $    13.65      $     12.48       $    16.91      $   17.67
                                                    ==========       ==========      ===========       ==========      =========
  Total return (b)                                       47.21%(d)         5.98%(d)       (27.36)%(d)      (7.63)%(d)      69.88%(d)

Ratios/Supplemental Data
      Net assets, end of period (000 omitted)       $  898,402       $  518,984      $   499,414       $  593,883      $ 720,444
      Average net assets (000 omitted)              $  653,705       $  588,195      $   578,168       $  718,397      $ 581,638
      Ratio of expenses to average net assets             1.72%            1.73%            1.75%            1.71%          1.74%
      Ratio of net investment income to average
      net assets                                          1.57%            0.89%            1.10%            0.75%          1.04%
      Portfolio turnover rate                              .38%             .34%             .34%             .28%           .29%

See Footnote Summary on page 37.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
26  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                     -------------------------------------------------------------------------------
                                                                                        INTERMEDIATE
                                                                                     DURATION PORTFOLIO
                                                     -------------------------------------------------------------------------------

                                                      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                       9/30/03         9/30/02        9/30/01(a)       9/30/00         9/30/99
====================================================================================================================================
  Net asset value, beginning of period               $      13.08    $      12.98    $      12.51    $      12.67    $      13.49
                                                     ------------    ------------    ------------    ------------    ------------
    Income from investment operations:
      Investment income, net                                 0.47            0.59            0.72            0.81            0.77
      Net realized and unrealized gain (loss) on
      investment and foreign currency transactions           0.35            0.10            0.47           (0.16)          (0.63)
                                                     ------------    ------------    ------------    ------------    ------------
  Total from investment operations                           0.82            0.69            1.19            0.65            0.14
                                                     ------------    ------------    ------------    ------------    ------------
    Less distributions:
      Dividends from taxable net investment income          (0.47)          (0.59)          (0.68)          (0.81)          (0.76)
      Distributions from net realized gain on
      investment transactions                                0               0               0               0              (0.10)
      Distributions in excess of net investment
      income due to timing differences                       0               0              (0.04)           0              (0.03)
      Distributions in excess of net realized
      gain on investment transactions
      due to timing differences                              0               0               0               0              (0.07)
                                                     ------------    ------------    ------------    ------------    ------------
  Total distributions                                       (0.47)          (0.59)          (0.72)          (0.81)          (0.96)
                                                     ------------    ------------    ------------    ------------    ------------
  Net asset value, end of period                     $      13.43    $      13.08    $      12.98    $      12.51    $      12.67
                                                     ============    ============    ============    ============    ============
  Total return (b)                                           6.39%           5.48%           9.80%           5.37%           1.04%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000 omitted)        $  2,402,262    $  2,151,988    $  2,130,691    $  2,041,914    $  2,674,408
      Average net assets (000 omitted)               $  2,249,030    $  2,135,339    $  2,060,159    $  2,298,018    $  2,601,959
      Ratio of expenses to average net assets                0.61%           0.61%           0.61%           0.60%           0.60%
      Ratio of net investment income to average
      net assets                                             3.55%           4.57%           5.66%           6.48%           5.89%
      Portfolio turnover rate                                 796%            727%            532%            378%            230%

See Footnote Summary on page 37.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                           2003 Annual Report 27

================================================================================

Sanford C. Bernstein Fund, Inc.

Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                     ----------------------------------------------------------------------------
                                                                                    U.S. GOVERNMENT
                                                                                SHORT DURATION PORTFOLIO
                                                     ----------------------------------------------------------------------------

                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                      9/30/03         9/30/02        9/30/01(a)       9/30/00         9/30/99
=================================================================================================================================
  Net asset value, beginning of period               $     13.23     $     13.07     $     12.49     $     12.46     $     12.66
                                                     -----------     -----------     -----------     -----------     -----------
    Income from investment operations:
      Investment income, net                                0.31            0.40            0.59            0.61            0.58
      Net realized and unrealized gain (loss) on
      investment transactions                              (0.04)           0.16            0.58            0.03           (0.20)
                                                     -----------     -----------     -----------     -----------     -----------
  Total from investment operations                          0.27            0.56            1.17            0.64            0.38
                                                     -----------     -----------     -----------     -----------     -----------
    Less distributions:
      Dividends from taxable net investment income         (0.31)          (0.40)          (0.59)          (0.61)          (0.58)
      Dividends from net realized gain on
      investment transactions                              (0.19)           0               0               0               0
                                                     -----------     -----------     -----------     -----------     -----------
  Total distributions                                      (0.50)          (0.40)          (0.59)          (0.61)          (0.58)
                                                     -----------     -----------     -----------     -----------     -----------
  Net asset value, end of period                     $     13.00     $     13.23     $     13.07     $     12.49     $     12.46
                                                     ===========     ===========     ===========     ===========     ===========
  Total return (b)                                          2.10%           5.42%           9.62%           5.30%           3.07%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000 omitted)        $   112,561     $   115,400     $   101,664     $    95,617     $   127,598
      Average net assets (000 omitted)               $   120,631     $   106,080     $   101,326     $   112,827     $   132,741
      Ratio of expenses to average net assets               0.76%           0.74%           0.72%           0.72%           0.70%
      Ratio of net investment income to average
      net assets                                            2.39%           3.04%           4.65%           4.91%           4.61%
      Portfolio turnover rate                                323%            230%            344%            160%             82%

See Footnote Summary on page 37.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
28  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

Sanford C. Bernstein Fund II, Inc.

Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for the Portfolio for each of the periods presented:

                                                                     -------------------------------------
                                                                              INTERMEDIATE DURATION
                                                                             INSTITUTIONAL PORTFOLIO
                                                                     -------------------------------------

                                                                       YEAR ENDED          PERIOD ENDED
                                                                        9/30/03             9/30/02(e)
==========================================================================================================
  Net asset value, beginning of period                               $        15.44        $     15.00(f)
                                                                     --------------        -----------
    Income from investment operations:
      Investment income, net                                                   0.56               0.25
      Net realized and unrealized gain on
      investment and foreign currency transactions                             0.41               0.44
                                                                     --------------        -----------
  Total from investment operations                                             0.97               0.69
                                                                     --------------        -----------
    Less distributions:
      Dividends from taxable net investment income                            (0.57)             (0.25)
      Dividends from net realized gain on investment transactions             (0.10)              0
                                                                     --------------        -----------
  Total distributions                                                         (0.67)             (0.25)
                                                                     --------------        -----------
  Net asset value, end of period                                     $        15.74        $     15.44
                                                                     ==============        ===========
  Total return (b)                                                             6.44%              4.62%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000 omitted)                        $      464,517        $   328,393
      Average net assets (000 omitted)                               $      383,604        $   237,462
      Ratio of expenses to average net assets                                  0.45%              0.45%*
      Ratio of expenses to average net assets before reimbursement             0.64%              0.75%*
      Ratio of net investment income to average
      net assets                                                               3.64%              4.37%*
      Portfolio turnover rate                                                   791%               324%

See Footnote Summary on page 37.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                           2003 Annual Report 29

================================================================================

Sanford C. Bernstein Fund, Inc.

Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                        ----------------------------------------------------------------------------
                                                                                SHORT DURATION DIVERSIFIED
                                                                                   MUNICIPAL PORTFOLIO
                                                        ----------------------------------------------------------------------------

                                                        YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                         9/30/03         9/30/02        9/30/01(a)       9/30/00         9/30/99
====================================================================================================================================
  Net asset value, beginning of period                  $     12.79     $     12.70     $     12.44     $     12.49     $     12.57
                                                        -----------     -----------     -----------     -----------     -----------
    Income from investment operations:
      Investment income, net                                   0.29            0.37            0.47            0.47            0.42
      Net realized and unrealized gain (loss) on
      investment transactions                                 (0.05)           0.10            0.26           (0.01)          (0.05)
                                                        -----------     -----------     -----------     -----------     -----------
  Total from investment operations                             0.24            0.47            0.73            0.46            0.37
                                                        -----------     -----------     -----------     -----------     -----------
    Less distributions:
      Dividends from taxable net investment income                0               0           (0.01)          (0.01)          (0.01)
      Dividends from tax-exempt net investment income         (0.29)          (0.37)          (0.46)          (0.46)          (0.41)
      Distributions from net realized gain on
      investment transactions                                 (0.05)          (0.01)           0               0              (0.03)
      Distributions in excess of net realized
      gain on investment transactions
      due to timing differences                                0               0               0              (0.04)           0
                                                        -----------     -----------     -----------     -----------     -----------
  Total distributions                                         (0.34)          (0.38)          (0.47)          (0.51)          (0.45)
                                                        -----------     -----------     -----------     -----------     -----------
  Net asset value, end of period                        $     12.69     $     12.79     $     12.70     $     12.44     $     12.49
                                                        ===========     ===========     ===========     ===========     ===========
  Total return (b)                                             1.97%           3.81%           5.98%           3.77%           2.91%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000 omitted)           $   233,649     $   200,696     $   156,920     $   158,315     $   170,722
      Average net assets (000 omitted)                  $   220,768     $   182,317     $   144,315     $   168,807     $   167,918
      Ratio of expenses to average net assets                  0.71%           0.71%           0.71%           0.71%           0.71%
      Ratio of net investment income to average
      net assets                                               2.30%           2.92%           3.73%           3.75%           3.29%
      Portfolio turnover rate                                    57%             56%             77%             99%             95%

See Footnote Summary on page 37.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
30  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                        -------------------------------------------------------------------------
                                                                                SHORT DURATION CALIFORNIA
                                                                                   MUNICIPAL PORTFOLIO
                                                        -------------------------------------------------------------------------

                                                        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                         9/30/03        9/30/02       9/30/01(a)      9/30/00         9/30/99
=================================================================================================================================
  Net asset value, beginning of period                  $     12.69    $    12.68     $    12.51     $    12.53     $      12.61
                                                        -----------    ----------     ----------     ----------     ------------
    Income from investment operations:
      Investment income, net                                   0.22          0.35           0.46           0.45             0.40
      Net realized and unrealized gain (loss) on
      investment transactions                                 (0.02)         0.01           0.17           0.02            (0.04)
                                                        -----------    ----------     ----------     ----------     ------------
  Total from investment operations                             0.20          0.36           0.63           0.47             0.36
                                                        -----------    ----------     ----------     ----------     ------------
    Less distributions:
      Dividends from taxable net investment income            (0.01)         0             (0.03)         (0.03)           (0.02)
      Dividends from tax-exempt net investment income         (0.21)        (0.35)         (0.43)         (0.42)           (0.38)
      Distributions from net realized gain on
      investment transactions                                  0             0              0             (0.04)           (0.04)
                                                        -----------    ----------     ----------     ----------     ------------
  Total distributions                                         (0.22)        (0.35)         (0.46)         (0.49)           (0.44)
                                                        -----------    ----------     ----------     ----------     ------------
  Net asset value, end of period                        $     12.67    $    12.69     $    12.68     $    12.51     $      12.53
                                                        ===========    ==========     ==========     ==========     ============
  Total return (b)                                             1.63%         2.87%          5.13%          3.87%            2.90%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000 omitted)           $    79,818    $   74,648     $   54,073     $   58,089     $    108,511
      Average net assets (000 omitted)                  $    80,862    $   61,944     $   55,681     $   83,374     $     97,808
      Ratio of expenses to average net assets                  0.80%         0.79%          0.79%          0.73%            0.73%
      Ratio of net investment income to average
      net assets                                               1.77%         2.70%          3.66%          3.58%            3.18%
      Portfolio turnover rate                                    72%           28%            60%            94%             127%

See Footnote Summary on page 37.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                           2003 Annual Report 31

================================================================================

Sanford C. Bernstein Fund, Inc.

Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                     ---------------------------------------------------------------------------
                                                                                SHORT DURATION NEW YORK
                                                                                  MUNICIPAL PORTFOLIO
                                                     ---------------------------------------------------------------------------

                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                      9/30/03         9/30/02        9/30/01(a)      9/30/00         9/30/99
================================================================================================================================
  Net asset value, beginning of period               $     12.57     $     12.54     $    12.31     $     12.35     $     12.47
                                                     -----------     -----------     ----------     -----------     -----------
    Income from investment operations:
      Investment income, net                                0.26            0.36           0.44            0.48            0.44
      Net realized and unrealized gain (loss) on
      investment transactions                              (0.02)           0.03           0.23           (0.04)          (0.12)
                                                     -----------     -----------     ----------     -----------     -----------
  Total from investment operations                          0.24            0.39           0.67            0.44            0.32
                                                     -----------     -----------     ----------     -----------     -----------
    Less distributions:
      Dividends from taxable net investment income          0               0             (0.03)          (0.01)          (0.02)
      Dividends from tax-exempt net
      investment income                                    (0.26)          (0.36)         (0.41)          (0.47)          (0.42)
      Distributions from net realized gain on
      investment transactions                               0               0              0               0               0
                                                     -----------     -----------     ----------     -----------     -----------
  Total distributions                                      (0.26)          (0.36)         (0.44)          (0.48)          (0.44)
                                                     -----------     -----------     ----------     -----------     -----------
  Net asset value, end of period                     $     12.55     $     12.57     $    12.54     $     12.31     $     12.35
                                                     ===========     ===========     ==========     ===========     ===========
  Total return (b)                                          1.92%           3.14%          5.55%           3.64%           2.64%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000 omitted)        $   120,941     $   116,307     $   87,919     $    93,774     $   101,901
      Average net assets (000 omitted)               $   119,346     $   102,743     $   94,322     $   106,683     $    92,014
      Ratio of expenses to average net assets               0.76%           0.77%          0.73%           0.72%           0.74%
      Ratio of net investment income to average
      net assets                                            2.06%           2.83%          3.56%           3.91%           3.57%
      Portfolio turnover rate                                .47%            .38%           .93%            .65%            .78%

See Footnote Summary on page 37.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
32  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                     ------------------------------------------------------------------------------
                                                                             DIVERSIFIED MUNICIPAL PORTFOLIO
                                                                                    MUNICIPAL CLASS
                                                     ------------------------------------------------------------------------------

                                                      YEAR ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                       9/30/03        9/30/02         9/30/01(a)       9/30/00          9/30/99
===================================================================================================================================
  Net asset value, beginning of period               $      14.37    $      14.05    $      13.50    $      13.47     $      13.96
                                                     ------------    ------------    ------------    ------------     ------------
    Income from investment operations:
      Investment income, net                                 0.51            0.56            0.59            0.58             0.56
      Net realized and unrealized gain (loss) on
      investment transactions                               (0.03)           0.32            0.55            0.08            (0.46)
                                                     ------------    ------------    ------------    ------------     ------------
  Total from investment operations                           0.48            0.88            1.14            0.66             0.10
                                                     ------------    ------------    ------------    ------------     ------------
    Less distributions:
      Dividends from taxable net investment income          (0.01)           0              (0.01)          (0.01)           (0.02)
      Dividends from tax-exempt net
      investment income                                     (0.50)          (0.56)          (0.58)          (0.57)           (0.54)
      Distributions from net realized gain on
      investment transactions                                0               0               0              (0.05)           (0.03)
                                                     ------------    ------------    ------------    ------------     ------------
  Total distributions                                       (0.51)          (0.56)          (0.59)          (0.63)           (0.59)
                                                     ------------    ------------    ------------    ------------     ------------
  Net asset value, end of period                     $      14.34    $      14.37    $      14.05    $      13.50     $      13.47
                                                     ============    ============    ============    ============     ============
  Total return (b)                                           3.44%           6.42%           8.63%           5.04%            0.77%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000 omitted)        $  2,045,981    $  1,731,818    $  1,388,653    $  1,205,781     $  1,517,233
      Average net assets (000 omitted)               $  1,844,104    $  1,532,681    $  1,277,970    $  1,329,585     $  1,458,118
      Ratio of expenses to average net assets                0.63%           0.64%           0.63%           0.63%            0.63%
      Ratio of net investment income to average
      net assets                                             3.58%           3.96%           4.30%           4.30%            4.08%
      Portfolio turnover rate                                  38%             22%             26%             35%              45%

See Footnote Summary on page 37.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                           2003 Annual Report 33

================================================================================

Sanford C. Bernstein Fund, Inc.

Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                     ----------------------------------------------------------------------------
                                                                                CALIFORNIA MUNICIPAL PORTFOLIO
                                                                                       MUNICIPAL CLASS
                                                     ----------------------------------------------------------------------------

                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                      9/30/03         9/30/02        9/30/01(a)       9/30/00         9/30/99
=================================================================================================================================
  Net asset value, beginning of period               $     14.59     $     14.23     $     13.81     $     13.69     $     14.19
                                                     -----------     -----------     -----------     -----------     -----------
    Income from investment operations:
      Investment income, net                                0.47            0.51            0.57            0.57            0.54
      Net realized and unrealized gain (loss) on
      investment transactions                              (0.13)           0.36            0.42            0.16           (0.46)
                                                     -----------     -----------     -----------     -----------     -----------
  Total from investment operations                          0.34            0.87            0.99            0.73            0.08
                                                     -----------     -----------     -----------     -----------     -----------
    Less distributions:
      Dividends from taxable net investment income         (0.03)           0              (0.04)          (0.02)          (0.02)
      Dividends from tax-exempt net
      investment income                                    (0.44)          (0.51)          (0.53)          (0.55)          (0.52)
      Distributions from net realized gain on
      investment transactions                               0               0               0              (0.04)          (0.04)
                                                     -----------     -----------     -----------     -----------     -----------
  Total distributions                                      (0.47)          (0.51)          (0.57)          (0.61)          (0.58)
                                                     -----------     -----------     -----------     -----------     -----------
  Net asset value, end of period                     $     14.46     $     14.59     $     14.23     $     13.81     $     13.69
                                                     ===========     ===========     ===========     ===========     ===========
  Total return (b)                                          2.40%           6.27%           7.33%           5.44%           0.60%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000 omitted)        $   685,360     $   597,222     $   491,194     $   450,744     $   605,962
      Average net assets (000 omitted)               $   625,249     $   541,454     $   460,729     $   524,573     $   586,510
      Ratio of expenses to average net assets               0.66%           0.66%           0.65%           0.64%           0.64%
      Ratio of net investment income to average
      net assets                                            3.26%           3.57%           4.07%           4.15%           3.88%
      Portfolio turnover rate                                 44%             31%             46%             48%             38%

See Footnote Summary on page 37.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
34  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                        ----------------------------------------------------------------------------
                                                                                NEW YORK MUNICIPAL PORTFOLIO
                                                                                       MUNICIPAL CLASS
                                                        ----------------------------------------------------------------------------

                                                         YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED      YEAR ENDED
                                                          9/30/03         9/30/02        9/30/01(a)      9/30/00         9/30/99
====================================================================================================================================
  Net asset value, beginning of period                  $      14.23     $     13.85     $    13.37     $     13.36     $     13.87
                                                        ------------     -----------     ----------     -----------     -----------
    Income from investment operations:
      Investment income, net                                    0.50            0.54           0.57            0.57            0.56
      Net realized and unrealized gain (loss) on
      investment transactions                                  (0.02)           0.38           0.48            0.07           (0.46)
                                                        ------------     -----------     ----------     -----------     -----------
  Total from investment operations                              0.48            0.92           1.05            0.64            0.10
                                                        ------------     -----------     ----------     -----------     -----------
    Less distributions:
      Dividends from taxable net investment income             (0.01)          (0.01)         (0.02)           0              (0.01)
      Dividends from tax-exempt net investment income          (0.49)          (0.53)         (0.55)          (0.57)          (0.55)
      Distributions from net realized gain on
      investment transactions                                   0               0              0              (0.05)          (0.05)
      Distributions in excess of net realized
      gain on investment transactions
      due to timing differences                                 0               0              0              (0.01)           0
                                                        ------------     -----------     ----------     -----------     -----------
  Total distributions                                          (0.50)          (0.54)         (0.57)          (0.63)          (0.61)
                                                        ------------     -----------     ----------     -----------     -----------
  Net asset value, end of period                        $      14.21     $     14.23     $    13.85     $     13.37     $     13.36
                                                        ============     ===========     ==========     ===========     ===========
  Total return (b)                                              3.45%           6.83%          7.99%           4.93%           0.74%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000 omitted)           $  1,006,023     $   940,302     $  763,728     $   673,723     $   845,970
      Average net assets (000 omitted)                  $    954,250     $   835,184     $  713,704     $   743,412     $   843,755
      Ratio of expenses to average net assets                   0.65%           0.66%          0.64%           0.64%           0.64%
      Ratio of net investment income to average
      net assets                                                3.53%           3.89%          4.17%           4.33%           4.09%
      Portfolio turnover rate                                     29%             37%            29%             33%             35%

See Footnote Summary on page 37.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                           2003 Annual Report 35

================================================================================

Sanford C. Bernstein Fund, Inc.

Financial Highlights (continued)

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

                                                     ----------------------------------------------------------------------------

                                                                             SHORT DURATION PLUS PORTFOLIO

                                                     ----------------------------------------------------------------------------

                                                     ----------------------------------------------------------------------------
                                                                               SHORT DURATION PLUS CLASS
                                                     ----------------------------------------------------------------------------

                                                     YEAR ENDED       YEAR ENDED     YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                      9/30/03          9/30/02       9/30/01(a)       9/30/00         9/30/99
=================================================================================================================================
  Net asset value, beginning of period               $     12.78     $     12.69     $     12.25     $     12.33     $     12.53
                                                     -----------     -----------     -----------     -----------     -----------
    Income from investment operations:
      Investment income, net                                0.37            0.50            0.68            0.72            0.67
      Net realized and unrealized gain (loss) on
      investment transactions                               0.06            0.09            0.44           (0.08)          (0.20)
                                                     -----------     -----------     -----------     -----------     -----------
  Total from investment operations                          0.43            0.59            1.12            0.64            0.47
                                                     -----------     -----------     -----------     -----------     -----------
    Less distributions:
      Dividends from taxable net investment income         (0.37)          (0.50)          (0.66)          (0.72)          (0.67)
      Distributions in excess of net investment
      income due to timing differences                      0               0              (0.01)           0               0
      Distributions in excess of net realized
      gain on investment transactions
      due to timing differences                             0               0              (0.01)           0               0
                                                     -----------     -----------     -----------     -----------     -----------
  Total distributions                                      (0.37)          (0.50)          (0.68)          (0.72)          (0.67)
                                                     -----------     -----------     -----------     -----------     -----------
  Net asset value, end of period                     $     12.84     $     12.78     $     12.69     $     12.25     $     12.33
                                                     ===========     ===========     ===========     ===========     ===========
  Total return (b)                                          3.42%           4.78%           9.40%           5.37%           3.82%

RATIOS/SUPPLEMENTAL DATA
      Net assets, end of period (000 omitted)        $   413,100     $   397,719     $   367,738     $   407,516     $   557,016
      Average net assets (000 omitted)               $   408,848     $   377,656     $   377,112     $   490,232     $   569,298
      Ratio of expenses to average net assets               0.67%           0.67%           0.67%           0.66%           0.65%
      Ratio of expenses to average net assets,
      excluding interest expense                            0.66%           0.67%           0.67%           0.66%           0.65%
      Ratio of net investment income to average
      net assets                                            2.89%           3.95%           5.48%           5.88%           5.36%
      Portfolio turnover rate                                286%            226%            377%            194%             96%

See Footnote Summary on page 37.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
36  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================


*Annualized.
(a) Prior to October 2, 2000, Sanford C. Bernstein & Co., Inc. served as investment manager to the Fund. On October 2, 2000, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Sanford C. Bernstein & Co., Inc. and became investment adviser for the Fund.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(c) Commenced operations April 30, 1999.
(d) This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Total return to a shareholder for the years ending September 30, 2003, September 30, 2002, September 30, 2001, September 30, 2000 and September 30, 1999, without taking into account these transaction fees would have been 53.28%, 10.35%, (24.37)%, (3.82)% and 76.88%, respectively.
(e) Commenced operations May 17, 2002.
(f) Prior to the commencement of operations, May 17, 2002, Alliance Capital redeemed 1,333 shares representing $16,666 of Intermediate Duration Institutional Portfolio and made a capital contribution of $16,666 into the Portfolio, adjusting the opening net asset value per share from $12.50 to $15.00.
See Notes to Financial Statements.


--------------------------------------------------------------------------------
                                                          2003 Annual Report  37

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements

NOTE 1. Organization and Significant Accounting Policies

        This report includes the financial statements of the Sanford C. Bernstein Fund, Inc. and the Sanford C. Bernstein Fund II, Inc. (the "Funds"). Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc. are managed open-end registered investment companies, incorporated in Maryland on May 4, 1988, and February 7, 2002, respectively. Sanford C. Bernstein Fund, Inc. currently comprises 12 series of shares (the "SCB Portfolios"), each with its own investment objectives. The three International Equity Portfolios are Tax-Managed International (formerly Tax-Managed International Value), International (formerly International Value II) and Emerging Markets Value; the nine Fixed-Income Portfolios are Intermediate Duration, Short Duration Plus, U.S. Government Short Duration, Short Duration Diversified Municipal, Short Duration California Municipal, Short Duration New York Municipal, Diversified Municipal, California Municipal and New York Municipal. Effective February 1, 2002, the Diversified Municipal, California Municipal and New York Municipal Portfolios (collectively, "Intermediate Bernstein Municipal Portfolios") commenced offering AllianceBernstein Intermediate Municipal Class A, Class B and Class C Shares (collectively, "Intermediate Class Shares") in addition to the existing share class of the Intermediate Municipal Portfolios (each, a "Municipal Class"). Effective May 22, 2003, the Short Duration Plus Portfolio commenced offering AllianceBernstein Short Duration Class A, Class B and Class C shares (collectively, "Short Duration Class Shares" and, together with the Intermediate Class Shares, the "Retail Classes") in addition to the existing Short Duration Plus Class shares. The financial highlights of the Retail Classes are presented in separate financial reports. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. Sanford C. Bernstein Fund II, Inc. currently comprises one series of shares, the Intermediate Duration Institutional Portfolio (together with the SCB Portfolios, the "Portfolios"). Intermediate Duration Institutional Portfolio commenced operations on May 17, 2002, through an investment of securities received in an in-kind redemption in the amount of $149,411,702 from the Intermediate Duration Portfolio of the Sanford C. Bernstein Fund, Inc. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Funds.

    A.  Portfolio Valuation

        In accordance with Pricing Policies adopted by the Boards of Directors of the Funds (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Boards of Directors have delegated to Alliance Capital Management L.P. ("the Adviser"), subject to the Boards' continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

        Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by


--------------------------------------------------------------------------------
38  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

        a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

    B.  Foreign Currency Translation

        The accounting records of the Funds are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m., New York time. Amounts related to the purchase and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

        Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

        The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year. The Funds do isolate the effect of changes in foreign exchange rates from changes in market prices of debt securities sold during the year, as required by the Internal Revenue Code.

        The Tax-Managed International Portfolio, International Portfolio, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Intermediate Duration Institutional Portfolio invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

    C.  Security Transactions and Related Investment Income

        Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date.

    D.  Futures Contracts

        Upon entering into a futures contract, a Portfolio is required to deposit cash or to pledge securities in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

    E.  Written Options

        When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as an asset and a corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the option. When a call option is exercised, a Portfolio realizes a gain or loss on the underlying security, with the proceeds from the security sale increased by the amount of the option premium received. When a put option is exercised, the cost basis of the security purchased by a Portfolio is reduced by the option premium received.


--------------------------------------------------------------------------------
                                                          2003 Annual Report  39

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

    F.  Taxes

        Each of the 13 Portfolios of the Funds is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

    G.  Repurchase Agreements

        Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Funds' policy that their custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

    H.  Securities Transactions on a When-Issued or Delayed-Delivery Basis

        Each Portfolio may purchase securities on a when-issued basis or purchase or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value. Each Portfolio segregates cash and marketable securities at least equal in value to its purchase commitment for when-issued or delayed-delivery securities, and segregates portfolio securities on a delayed-delivery basis.

    I.  Distribution of Income and Gains

        Net investment income of each Portfolio except the Tax-Managed International Portfolio, International Portfolio and Emerging Markets Value Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the Tax-Managed International Portfolio, International Portfolio and Emerging Markets Value Portfolio will be paid to shareholders at least once a year. Distributions of net realized gains, less any available loss carryforwards, if any, for all Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

        Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise. Permanent differences have no effect on net assets. The effect of such permanent differences on each portfolio, due to reclassification of distributions, foreign currency gain (loss) and nondeductible expenses is reflected as an adjustment to the components of capital as of September 30, 2003, as shown below:

                                                                 INCREASE (DECREASE)
                                                                  TO ACCUMULATED
                                       INCREASE (DECREASE)     NET REALIZED GAIN (LOSS)        INCREASE (DECREASE)
                                         TO ADDITIONAL         ON INVESTMENTS, FUTURES        TO UNDISTRIBUTED NET
                                         PAID-IN CAPITAL       AND FOREIGN CURRENCIES       INVESTMENT INCOME (LOSS)
====================================================================================================================
Tax-Managed International Value          $            0             $(14,498,216)                 $ 14,498,216
International Value II                                0               (8,538,745)                    8,538,745
Emerging Markets Value                                0                1,022,498                    (1,022,498)
Intermediate Duration                                 0                  798,644                      (798,644)
Short Duration Plus                                   0                 (112,039)                      112,039
Intermediate Duration Institutional             (95,674)                 135,169                       (39,495)


--------------------------------------------------------------------------------
40  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

    J.  Income and Expenses

        All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Funds represented by the shares of such class. Class-specific expenses are borne by the respective class.

    K.  Organization and Offering Expenses

        Costs of $43,225 incurred by the Intermediate Duration Institutional Portfolio in connection with the organization of the Fund were borne by the Portfolio, subject to the expense limitation agreement described in
        Note 2A. Costs of $145,602 incurred in connection with the initial offering of shares of the Portfolio were paid initially by the Adviser. The Portfolio reimbursed the Adviser for such costs, which were deferred and amortized by the Portfolio over the period of benefit, not to exceed 12 months from the date the Portfolio commenced operations.

    L.  Portfolio Transaction Fee

        The Emerging Markets Value Portfolio imposes a 2.00% fee on purchases and redemptions. This fee is retained by the Portfolio and is included in the financial statements as an item of additional paid-in capital.

    M.  Securities Lending

        Each of the Portfolios of the Funds may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Funds in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that collateral levels are maintained. Cash collateral received is invested by the securities lending agent in liquid short-term investments such as repurchase agreements and overnight time deposits pursuant to investment guidelines set forth by the Funds. Cash collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities. At September 30, 2003, the Tax-Managed International Portfolio had securities on loan with a value of $753,958,541 and had received collateral of $796,008,804, of which $783,823,000 was cash collateral and $12,185,804 was collateral in the form of U.S. Government securities. At September 30, 2003, the International Portfolio had securities on loan with a value of $289,127,824 and had received collateral of $304,269,891, of which $298,826,000 was cash collateral and $5,443,891 was collateral in the form of U.S. Government securities. The Tax-Managed International Portfolio and the International Portfolio earned $2,463,247 and $1,390,751, respectively, from securities lending transactions for the year ended September 30, 2003. This amount is reflected in the Statement of Operations as a component of interest income.

    N.  Interest Rate Swap Agreements

        The Funds enter into interest rate swaps to protect themselves from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

        Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

        The Funds record a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of investments. Realized gains and losses from terminated swaps are included in net realized gains/losses on investment transactions.


--------------------------------------------------------------------------------
                                                          2003 Annual Report  41

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

    O.  Reverse Repurchase Agreements

        Under a reverse repurchase agreement, a Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time a Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

        For the year ended September 30, 2003, the average amount of reverse repurchase agreements outstanding for the Short Duration Plus Portfolio was $9,818,887 and the daily weighted average interest rate was 1.49%.

    P.  Mortgage-Backed Dollar Rolls

        The Intermediate Duration Portfolio and the Intermediate Duration Institutional Portfolio may enter into dollar rolls using "to be announced" ("TBA") mortgage-backed securities. TBA transactions are recorded for book purposes based on the type of the mortgage-backed securities. For TBA transactions that are entered into as financing transactions (selling a mortgage-backed security for delivery in the future and simultaneously contracting to purchase a substantially similar security at a specified future date), income is recorded for the difference between the current sale price and the lower forward price for the future purchase.

NOTE 2. Investment Management and Transactions with Affiliated Persons

    A.  Management Fee

        Under the Investment Management Agreement between the Funds and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sale orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Funds to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. The Adviser receives an investment management fee, based on the annual rate, for these services as follows:

           AVERAGE DAILY NET ASSETS

                                                                 FIRST $1 BILLION                                     THEREAFTER
================================================================================================================================
Intermediate Duration, Short Duration Plus,
U.S. Government Short Duration, Intermediate Duration
Institutional, Diversified Municipal, California Municipal
and New York Municipal Portfolios                                    .500%                                               .450%

--------------------------------------------------------------------------------------------------------------------------------

                                                                                           AVERAGE DAILY NET ASSETS

                                                                      FIRST             NEXT              NEXT
                                                                    $1 BILLION       $3 BILLION        $2 BILLION     THEREAFTER
================================================================================================================================
Tax-Managed International and
International Portfolios                                               1%              .900%               .875%         .850%

--------------------------------------------------------------------------------------------------------------------------------

Short Duration Diversified Municipal, Short Duration
California Municipal and Short Duration New York
Municipal Portfolios                                                           .500% of the average daily net assets

--------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value Portfolio                                               1.25% of the average daily net assets

        The Intermediate Duration Institutional Portfolio and the Adviser have entered into an Expense Limitation Agreement (the "Agreement"), dated March 22, 2002, under which the Adviser has agreed to waive its fees and, if necessary, reimburse expenses in respect of the Portfolio for the current fiscal year, so that total operational expenses do not exceed the annual rate of 0.45% of average daily net assets of the Portfolio. Under the Agreement, which remains in effect until March 31, 2005, any waivers or reimbursements made by the Adviser are subject to repayment by the Portfolio by March 31, 2005, provided that repayment does not result in the Portfolio's aggregate expenses exceeding the foregoing expense limitations.


--------------------------------------------------------------------------------
42  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

        Further, the aggregate repayment to the Adviser will not exceed the sum of the Portfolio's organization costs and initial offering expenses. For the year ended September 30, 2003, the aggregate amount of such fee waiver was $747,033. At September 30, 2003, $188,827 is available for repayment to the Adviser no later than March 31, 2005.

    B.  Shareholder Servicing Fee; Transfer Agency Fee

        Under the Shareholder Servicing Agreement between the Sanford C. Bernstein Fund, Inc. and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. This agreement does not apply to the Retail Classes and the Intermediate Duration Institutional Portfolio. Under the agreement, the fee payable by each Portfolio except the Tax-Managed International Portfolio, International Portfolio and Emerging Markets Value Portfolio to the Adviser for services under this agreement is .10 of 1% of the average daily net assets of each Portfolio during the month, and the fee paid by the Tax-Managed International Portfolio, International Portfolio and Emerging Markets Value Portfolio for services under this agreement is .25 of 1% of the average daily net assets of each Portfolio during the month.

        Under a Transfer Agency Agreement, the Retail Classes compensate Alliance Global Investor Services, Inc., a wholly owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. Such compensation amounted to: Diversified Municipal Portfolio, $56,172; California Municipal Portfolio, $18,280; New York Municipal Portfolio, $26,363; and Short Duration Plus Portfolio, $11,843 for the year ended September 30, 2003.

    C.  Distribution Arrangements--the Funds except the Retail Classes

        Under the Distribution Agreement between the Funds, on behalf of each Portfolio other than the Retail Classes, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell shares of the 13 Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly owned subsidiary of the Adviser.

    D.  Distribution Arrangements--the Retail Classes only

        The Retail Classes of the Intermediate Municipal Portfolios and the Short Duration Plus Portfolio have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each of the Retail Classes pays distribution services fees to AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), (formerly Alliance Fund Distributors, Inc.), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of the Class A shares and 1% of the Class B and Class C shares of the respective average daily net assets attributable to the Retail Classes. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Sanford C. Bernstein Fund, Inc. that it has incurred expenses in excess of the distribution costs reimbursed by each of the Retail Classes as follows:

                      DIVERSIFIED MUNICIPAL   CALIFORNIA MUNICIPAL      NEW YORK MUNICIPAL     SHORT DURATION PLUS
==================================================================================================================
        Class B              $2,355,054             $1,027,172              $1,623,019                $631,892
        Class C                 850,978                516,058                 622,038                 390,560

        Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Intermediate Municipal and Short Duration Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

    E.  Other Transactions with Affiliates

        Class A shares of the Retail Classes are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be


--------------------------------------------------------------------------------
                                                          2003 Annual Report  43

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

        subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge that declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

        AllianceBernstein Investment Research and Management, Inc. has advised Sanford C. Bernstein Fund, Inc. that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the period ended September 30, 2003, as follows:

                                      FRONT-END           CONTINGENT DEFERRED SALES CHARGES
                                    SALES CHARGES       -------------------------------------
        PORTFOLIO                       CLASS A          CLASS A       CLASS B        CLASS C
        =====================================================================================
        Diversified Municipal           $53,083          $52,048       $177,845       $69,565
        California Municipal             14,050           56,779         45,027        31,268
        New York Municipal               39,538           44,523         77,023        34,680
        Short Duration Plus              19,790           25,255          6,779         5,551

        For the year ended September 30, 2003, the Emerging Markets Value Portfolio paid brokerage commissions to Sanford C. Bernstein & Co., LLC in the amount of $103,846, and the Tax-Managed International and International Portfolios paid commissions to Sanford C. Bernstein & Co., Ltd. in the amount of $338,241 and $171,565, respectively.

NOTE 3. Investment Security Transactions

    A.  Purchases and Sales

        For the period from October 1, 2002, through September 30, 2003, the Portfolios had purchases and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                                        PURCHASES                                   SALES
                                                      EXCLUDING U.S.      PURCHASES OF          EXCLUDING U.S.          SALES OF
                                                       GOVERNMENT        U.S. GOVERNMENT          GOVERNMENT        U.S. GOVERNMENT
                                                       SECURITIES           SECURITIES            SECURITIES           SECURITIES
        ===========================================================================================================================
        Tax-Managed International                    $1,173,457,892      $             0       $   772,459,979     $              0
        International                                   550,191,042                    0           416,227,278                    0
        Emerging Markets Value                          328,262,920                    0           240,766,565                    0
        Intermediate Duration                         1,351,615,540       15,723,749,331         1,103,486,696       15,750,529,118
        U.S. Government Short Duration                   16,209,164          376,961,140             7,257,582          362,257,634
        Intermediate Duration Institutional             267,581,123        2,733,613,692           196,202,374        2,676,587,493
        Short Duration Diversified Municipal            163,462,864            7,299,766           120,447,032            2,300,000
        Short Duration California Municipal              48,288,761            9,099,448            42,409,021            9,100,000
        Short Duration New York Municipal                50,440,736              999,969            60,943,864            1,000,000
        Diversified Municipal                         1,198,662,290          170,428,604           614,032,602          168,954,102
        California Municipal                            358,545,315           70,797,344           214,909,921           99,466,035
        New York Municipal                              422,269,656           81,431,704           230,017,661           80,553,887
        Short Duration Plus                             342,957,268        1,167,254,417           155,408,713        1,104,510,845


--------------------------------------------------------------------------------
44  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

    B.  Distributions to Shareholders

        The tax character of distributions paid during the fiscal years ended September 30, 2003 and September 30, 2002, were as follows:

TAX-MANAGED INTERNATIONAL                      2003                    2002
================================================================================
Distributions paid from:
   Ordinary income                       $35,319,934             $45,231,307
                                         -----------             -----------
Total distributions paid                 $35,319,934             $45,231,307
                                         -----------             -----------

INTERNATIONAL                                  2003                    2002
================================================================================
Distributions paid from:
   Ordinary income                       $16,987,461             $45,835,060
                                         -----------             -----------
Total distributions paid                 $16,987,461             $45,835,060
                                         -----------             -----------

EMERGING MARKETS VALUE                         2003                    2002
================================================================================
Distributions paid from:
   Ordinary income                       $ 3,072,179             $ 5,096,387
                                         -----------             -----------
Total distributions paid                 $ 3,072,179             $ 5,096,387
                                         -----------             -----------

INTERMEDIATE DURATION                          2003                    2002
================================================================================
Distributions paid from:
   Ordinary income                       $79,859,897             $94,607,925
                                         -----------             -----------
Total taxable distributions               79,859,897              94,607,925
Return of capital                                  0               2,914,193
                                         -----------             -----------
Total distributions paid                 $79,859,897             $97,522,118
                                         -----------             -----------

U.S. GOVERNMENT SHORT DURATION                 2003                    2002
================================================================================
Distributions paid from:
   Ordinary income                       $ 4,005,212             $ 4,275,261
   Net long-term capital gains               502,438                       0
                                         -----------             -----------
Total distributions paid                 $ 4,507,650             $ 4,275,261
                                         -----------             -----------

INTERMEDIATE DURATION INSTITUTIONAL            2003                    2002
================================================================================
Distributions paid from:
   Ordinary income                       $16,139,301             $ 3,811,865
                                         -----------             -----------
Total distributions paid                 $16,139,301             $ 3,811,865
                                         -----------             -----------

SHORT DURATION DIVERSIFIED MUNICIPAL           2003                    2002
================================================================================
Distributions paid from:
   Ordinary income                       $   101,321             $         0
   Net long-term capital gains               754,546                 132,148
                                         -----------             -----------
Total taxable distributions paid             855,867                 132,148
Tax exempt distributions                   5,065,280               5,332,674
                                         -----------             -----------
Total distributions paid                 $ 5,921,147             $ 5,464,822
                                         -----------             -----------


--------------------------------------------------------------------------------
                                                          2003 Annual Report  45

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

SHORT DURATION CALIFORNIA MUNICIPAL            2003                    2002
================================================================================
Distributions paid from:
   Ordinary income                       $    43,186             $     4,948
                                         -----------             -----------
Total taxable distributions paid              43,186                   4,948
Tax exempt distributions                   1,387,621               1,665,443
                                         -----------             -----------
Total distributions paid                 $ 1,430,807             $ 1,670,391
                                         -----------             -----------

SHORT DURATION NEW YORK MUNICIPAL              2003                    2002
================================================================================
Distributions paid from:
   Ordinary income                       $     2,337             $     4,496
                                         -----------             -----------
Total taxable distributions paid               2,337                   4,496
Tax exempt distributions                   2,454,615               2,903,602
                                         -----------             -----------
Total distributions paid                 $ 2,456,952             $ 2,908,098
                                         -----------             -----------

DIVERSIFIED MUNICIPAL                          2003                    2002
================================================================================
Distributions paid from:
   Ordinary income                       $ 1,659,562             $    45,929
                                         -----------             -----------
Total taxable distributions paid           1,659,562                  45,929
Tax exempt distributions                  72,698,440              62,389,473
                                         -----------             -----------
Total distributions paid                 $74,358,002             $62,435,402
                                         -----------             -----------

CALIFORNIA MUNICIPAL                           2003                    2002
================================================================================
Distributions paid from:
   Ordinary income                       $ 1,308,514             $    38,568
                                         -----------             -----------
Total taxable distributions paid           1,308,514                  38,568
Tax exempt distributions                  21,958,831              19,871,800
                                         -----------             -----------
Total distributions paid                 $23,267,345             $19,910,368
                                         -----------             -----------

NEW YORK MUNICIPAL                             2003                    2002
================================================================================
Distributions paid from:
   Ordinary income                       $ 1,072,760             $   323,848
                                         -----------             -----------
Total taxable distributions paid           1,072,760                 323,848
Tax exempt distributions                  36,668,935              32,997,906
                                         -----------             -----------
Total distributions paid                 $37,741,695             $33,321,754
                                         -----------             -----------

SHORT DURATION PLUS                            2003                    2002
================================================================================
Distributions paid from:
   Ordinary income                       $12,308,812             $14,908,490
                                         -----------             -----------
Total taxable distributions               12,308,812              14,908,490
Return of capital                                  0                       0
                                         -----------             -----------
Total distributions paid                 $12,308,812             $14,908,490
                                         -----------             -----------


--------------------------------------------------------------------------------
46  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

        As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                                                                                     TOTAL
                                                                          ACCUMULATED           UNREALIZED        ACCUMULATED
                                                         ORDINARY         CAPITAL AND          APPRECIATION/       EARNINGS/
                                                        INCOME (a)      OTHER LOSSES (b)      DEPRECIATION (c)     (DEFICIT)
        =======================================================================================================================
        Tax-Managed International                      $60,281,135       $(143,459,959)         $452,053,621     $ 368,874,797
        International                                   18,018,005        (419,386,927)          167,495,287      (233,873,635)
        Emerging Markets Value                           6,940,887         (95,888,132)          185,765,395        96,818,150
        Intermediate Duration                              245,955         (18,695,220)           53,160,421        34,711,156
        U.S. Government Short Duration                   1,233,322                   0               853,518         2,086,840
        Intermediate Duration Institutional              3,886,496           2,275,943             9,480,628        15,643,067
        Short Duration Diversified Municipal               371,993                   0             1,663,411         2,035,404
        Short Duration California Municipal                 23,256                   0               613,535           636,791
        Short Duration New York Municipal                   53,674            (754,140)            1,466,669           766,203
        Diversified Municipal                            1,981,979          (3,877,275)           98,384,675        96,489,379
        California Municipal                               610,365              69,554            29,069,629        29,749,548
        New York Municipal                                 997,705          (3,333,293)           54,845,609        52,510,021
        Short Duration Plus                                608,117                   0             4,421,183         5,029,300

        (a) Includes tax exempt income as shown below:

        =======================================================================================================================
        Short Duration Diversified Municipal                             $    118,432
        Short Duration California Municipal                                    22,035
        Short Duration New York Municipal                                      53,579
        Diversified Municipal                                               1,918,335
        California Municipal                                                  574,690
        New York Municipal                                                    996,144

        (b) At September 30, 2003, the following Portfolios had capital loss carryforwards as shown below:

                                                                        CAPITAL LOSS
                                                                      CARRYFORWARD AMOUNT                         EXPIRATION
        =======================================================================================================================
        Tax-Managed International                                        $   1,633,581                             9/30/2010
        Tax-Managed International                                          141,826,378                             9/30/2011
        International                                                      139,642,274                             9/30/2010
        International                                                      279,744,653                             9/30/2011
        Emerging Markets Value                                              66,794,735                             9/30/2010
        Emerging Markets Value                                              29,093,397                             9/30/2011
        Intermediate Duration                                               18,695,220                             9/30/2009
        Short Duration New York Municipal                                      150,211                             9/30/2007
        Short Duration New York Municipal                                       20,583                             9/30/2008
        Short Duration New York Municipal                                      514,053                             9/30/2009
        Short Duration New York Municipal                                       69,296                             9/30/2011
        Diversified Municipal                                                3,877,275                             9/30/2009
        New York Municipal                                                   3,333,293                             9/30/2009


--------------------------------------------------------------------------------
                                                          2003 Annual Report  47

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

        (c) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark to market on futures contracts.

        At September 30, 2003, the following Portfolios had post-October capital loss deferrals as shown below. For tax purposes, these losses are deemed to arise on October 1, 2003:

                                                POST-OCTOBER CAPITAL      POST-OCTOBER FOREIGN
                                                    LOSS DEFERRAL         CURRENCY LOSS DEFERRAL
        ========================================================================================
        Tax-Managed International                    $27,076,574               $       0
        International                                          0                       0
        Emerging Markets Value                        14,860,667                 349,692
        Intermediate Duration                                  0                 798,644
        U.S. Government Short Duration                    91,695                       0
        Intermediate Duration Institutional                    0                 135,169
        Short Duration California Municipal                7,011                       0
        ---------------------------------------------------------------------------------------

        During the year ended September 30, 2003, capital loss carryforwards were utilized by the Portfolios as shown below:

                                                     CAPITAL LOSS
                                                CARRYFORWARD UTILIZED
        ========================================================================================
        Intermediate Duration                        $42,755,271
        Short Duration Plus                            1,086,742
        Short Duration California Municipal               89,338
        Diversified Municipal                          3,691,396
        California Municipal                             334,275
        New York Municipal                             2,339,659
        ----------------------------------------------------------------------------------------

Note 4. Risks Involved in Investing in the Portfolios

        Emerging Markets Value and International Portfolios--Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks are heightened with respect to investments in emerging-market countries where there is an even greater amount of economic, political and social instability. Economic, political and social instability could disrupt financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets. In addition, national policies may restrict investment opportunities.

        In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid, and more volatile than the securities markets of developed countries. Furthermore, since the composition of each Portfolio will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.

        Fixed Income Portfolios--Interest rate risk and credit risk. Interest rate risk is the risk that changes in interest rates will affect the value of a Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of a Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

        Concentration of Credit Risk--The two California Municipal Portfolios and two New York Municipal Portfolios invest primarily in securities issued by the State of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.


--------------------------------------------------------------------------------
48  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

NOTE 5. Risks Involved in Futures and Foreign Currency Contracts

        Portfolios may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement in these financial instruments. To the extent that the Funds enter into short futures, losses may be unlimited. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Funds' activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

        The Short Duration Plus Portfolio, Intermediate Duration Portfolio, Intermediate Duration Institutional Portfolio, Tax-Managed International Portfolio, International Portfolio and Emerging Markets Value Portfolio may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, a Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 6. Capital-Share Transactions

        As of September 30, 2003, the Sanford C. Bernstein Fund, Inc. has authorized 7.8 billion shares of common stock, par value $0.001 per share, of which 7.5 billion are divided into 12 Portfolios. It has allocated 1 billion to the Tax-Managed International Portfolio; 600 million to the Intermediate Duration Portfolio; 1.2 billion to the International Portfolio; 1.6 billion to the Diversified Municipal Portfolio, divided evenly into four classes; 200 million each to the Emerging Markets Value Portfolio and the U.S. Government Short Duration Portfolio; 800 million each to the California Municipal Portfolio, New York Municipal Portfolio and Short Duration Plus Portfolio, divided evenly into four classes; and 100 million each to the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio and Short Duration New York Municipal Portfolio. The Sanford
        C. Bernstein Fund II, Inc. has authorized 18 billion shares of common stock with par value $0.001 per share. Share transactions for each Portfolio for the years ended September 30, 2003 and September 30, 2002, were as follows:

                                   ------------------------------     -----------------------------    ----------------------------
                                            TAX-MANAGED                                                           EMERGING
                                           INTERNATIONAL                      INTERNATIONAL                     MARKETS VALUE
                                             PORTFOLIO                          PORTFOLIO                         PORTFOLIO
                                   ------------------------------     -----------------------------    ----------------------------

                                    YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED
                                     9/30/03           9/30/02          9/30/03          9/30/02         9/30/03          9/30/02
  =================================================================================================================================
  Shares sold                       75,126,039        61,045,123       29,322,820       25,091,568      8,956,677       10,056,855
  Shares issued to shareholders
  on reinvestment of dividends       2,225,055         2,585,654        1,249,126        3,031,813        196,819          349,221
  Shares redeemed                  (54,817,533)      (42,001,556)     (25,603,020)     (20,107,447)    (4,018,608)     (12,404,483)
                                   -----------       -----------      -----------      -----------     ----------      -----------
  Net increase (decrease)
  in shares outstanding             22,533,561        21,629,221        4,968,926        8,015,934      5,134,888       (1,998,407)
  Shares outstanding at
  beginning of period              180,630,230       159,001,009      108,769,585      100,753,651     38,030,801       40,029,208
                                   -----------       -----------      -----------      -----------     ----------      -----------
  Shares outstanding at
  end of period                    203,163,791       180,630,230      113,738,511      108,769,585     43,165,689       38,030,801
                                   ===========       ===========      ===========      ===========     ==========      ===========


--------------------------------------------------------------------------------
                                                          2003 Annual Report  49

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

                                   ------------------------------     -----------------------------    ----------------------------
                                           INTERMEDIATE                      U.S. GOVERNMENT                INTERMEDIATE DURATION
                                             DURATION                         SHORT DURATION                    INSTITUTIONAL
                                             PORTFOLIO                          PORTFOLIO                         PORTFOLIO
                                   ------------------------------     -----------------------------    ----------------------------

                                    YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED
                                     9/30/03           9/30/02          9/30/03          9/30/02         9/30/03          9/30/02
  =================================================================================================================================
  Shares sold                       45,689,675        46,402,130       3,545,116        4,694,994      12,671,451       22,409,083
  Shares issued to shareholders
  on reinvestment of dividends
  and distributions                  1,247,037         1,666,369         242,544          192,892         602,234          113,351
  Shares redeemed                  (32,638,966)      (47,765,831)     (3,851,787)      (3,945,296)     (5,033,955)      (1,263,129)
                                   -----------       -----------      ----------       ----------      ----------       ----------
  Net increase (decrease)
  in shares outstanding             14,297,746           302,668         (64,127)         942,590       8,239,730       21,259,305
  Shares outstanding at
  beginning of period              164,510,151       164,207,483       8,721,922        7,779,332      21,265,972            6,667
                                   -----------       -----------      ----------       ----------      ----------       ----------
  Shares outstanding at
  end of period                    178,807,897       164,510,151       8,657,795        8,721,922      29,505,702       21,265,972
                                   ===========       ===========      ==========       ==========      ==========       ==========

                                   ------------------------------     -----------------------------    ----------------------------
                                          SHORT DURATION                      SHORT DURATION                    SHORT DURATION
                                        DIVERSIFIED MUNICIPAL              CALIFORNIA MUNICIPAL               NEW YORK MUNICIPAL
                                             PORTFOLIO                          PORTFOLIO                         PORTFOLIO
                                   ------------------------------     -----------------------------    ----------------------------

                                    YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED       YEAR ENDED
                                     9/30/03           9/30/02          9/30/03          9/30/02         9/30/03          9/30/02
  =================================================================================================================================
  Shares sold                       13,842,222        12,750,154       4,771,245         3,817,179       6,161,187        6,036,793
  Shares issued to shareholders
  on reinvestment of dividends
  and distributions                    252,689           201,106          60,222            63,837          87,236          111,279
  Shares redeemed                  (11,378,472)       (9,615,298)     (4,415,190)       (2,262,499)     (5,864,823)      (3,906,825)
                                   -----------        ----------      ----------        ----------      ----------       ----------
  Net increase in shares
  outstanding                        2,716,439         3,335,962         416,277         1,618,517         383,600        2,241,247
  Shares outstanding at
  beginning of period               15,690,386        12,354,424       5,883,727         4,265,210       9,249,897        7,008,650
                                   -----------        ----------      ----------        ----------      ----------       ----------
  Shares outstanding at
  end of period                     18,406,825        15,690,386       6,300,004         5,883,727       9,633,497       9,249,897
                                   ===========        ==========      ==========        ==========      ==========       ==========

(a) Commencement of operations.


--------------------------------------------------------------------------------
50  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                           --------------------------------------------------------------------
                                                                             DIVERSIFIED MUNICIPAL PORTFOLIO
                                                           --------------------------------------------------------------------

                                                           -------------------------------    ---------------------------------
                                                                       SHARES                               AMOUNT
                                                           -------------------------------    ---------------------------------

                                                            YEAR ENDED         YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                             9/30/03            9/30/02          9/30/03          9/30/02
  =============================================================================================================================
  Municipal Class
  Shares sold                                               45,827,077         41,118,363     $  652,336,992    $  578,376,218
  Shares issued to shareholders on
  reinvestment of dividends                                  1,007,006            945,480         14,337,817        13,290,031
  Shares redeemed                                          (24,691,187)       (20,388,521)      (351,569,651)     (287,013,816)
                                                           -----------        -----------     --------------    --------------
  Net increase                                              22,142,896         21,675,322        315,105,158       304,652,433
  Beginning of period                                      120,519,045         98,843,723      1,640,378,174     1,335,725,741
                                                           -----------        -----------     --------------    --------------
  End of period                                            142,661,941        120,519,045     $1,955,483,332    $1,640,378,174
                                                           ===========        ===========     ==============    ==============

  =============================================================================================================================
  Intermediate Municipal Class A Shares (a)
  Shares sold                                               10,166,055          6,484,538     $  145,026,646    $   91,232,245
  Shares issued to shareholders on
  reinvestment of dividends                                    167,702             36,588          2,390,535           519,135
  Shares converted from Class B                                 21,475              5,101            305,385            71,727
  Shares redeemed                                           (6,243,391)          (825,080)       (88,536,960)      (11,652,601)
                                                           -----------        -----------     --------------    --------------
  Net increase                                               4,111,841          5,701,147         59,185,606        80,170,506
  Beginning of period                                        5,701,147                  0         80,170,506                 0
                                                           -----------        -----------     --------------    --------------
  End of period                                              9,812,988          5,701,147     $  139,356,112    $   80,170,506
                                                           ===========        ===========     ==============    ==============

  =============================================================================================================================
  Intermediate Municipal Class B Shares (a)
  Shares sold                                                5,805,688          3,829,105     $   82,692,928    $   53,875,198
  Shares issued to shareholders on
  reinvestment of dividends                                     91,215             17,058          1,300,441           241,756
  Shares converted to Class A                                  (21,475)            (5,099)          (305,385)          (71,727)
  Shares redeemed                                           (1,506,890)          (146,464)       (21,435,134)       (2,076,693)
                                                           -----------        -----------     --------------    --------------
  Net increase                                               4,368,538          3,694,600         62,252,850        51,968,534
  Beginning of period                                        3,694,600                  0         51,968,534                 0
                                                           -----------        -----------     --------------    --------------
  End of period                                              8,063,138          3,694,600     $  114,221,384    $   51,968,534
                                                           ===========        ===========     ==============    ==============

  =============================================================================================================================
  Intermediate Municipal Class C Shares (a)
  Shares sold                                                6,210,766          3,729,234     $   88,602,109    $   52,509,050
  Shares issued to shareholders on
  reinvestment of dividends                                     74,861             13,099          1,067,110           185,746
  Shares redeemed                                           (2,035,098)          (165,327)       (28,883,715)       (2,323,861)
                                                           -----------        -----------     --------------    --------------
  Net increase                                               4,250,529          3,577,006         60,785,504        50,370,935
  Beginning of period                                        3,577,006                  0         50,370,935                 0
                                                           -----------        -----------     --------------    --------------
  End of period                                              7,827,535          3,577,006     $  111,156,439    $   50,370,935
                                                           ===========        ===========     ==============    ==============

(a) Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.

--------------------------------------------------------------------------------
                                                          2003 Annual Report  51

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

                                                           --------------------------------------------------------------------
                                                                             CALIFORNIA MUNICIPAL PORTFOLIO
                                                           --------------------------------------------------------------------

                                                           -------------------------------    ---------------------------------
                                                                       SHARES                               AMOUNT
                                                           -------------------------------    ---------------------------------

                                                            YEAR ENDED         YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                             9/30/03            9/30/02          9/30/03          9/30/02
  =============================================================================================================================
  Municipal Class
  Shares sold                                              15,993,308          14,442,640      $ 230,456,346     $ 205,764,362
  Shares issued to shareholders on
  reinvestment of dividends                                   311,153             291,054          4,480,766         4,144,774
  Shares redeemed                                          (9,847,269)         (8,311,790)      (141,767,035)     (118,510,606)
                                                           ----------          ----------      -------------     -------------
  Net increase                                              6,457,192           6,421,904         93,170,077        91,398,530
  Beginning of period                                      40,939,421          34,517,517        564,100,328       472,701,798
                                                           ----------          ----------      -------------     -------------
  End of period                                            47,396,613          40,939,421      $ 657,270,405     $ 564,100,328
                                                           ==========          ==========      =============     =============

  =============================================================================================================================
  Intermediate Municipal Class A Shares (a)
  Shares sold                                               2,785,231           2,581,779      $  40,254,137     $  36,826,370
  Shares issued to shareholders on
  reinvestment of dividends                                    61,879              12,900            891,976           185,184
  Shares converted from Class B                                 2,405                 990             34,786            14,174
  Shares redeemed                                          (1,537,746)           (202,600)       (22,122,903)       (2,884,495)
                                                           ----------          ----------      -------------     -------------
  Net increase                                              1,311,769           2,393,069         19,057,996        34,141,233
  Beginning of period                                       2,393,069                   0         34,141,233                 0
                                                           ----------          ----------      -------------     -------------
  End of period                                             3,704,838           2,393,069      $  53,199,229     $  34,141,233
                                                           ==========          ==========      =============     =============

  =============================================================================================================================
  Intermediate Municipal Class B Shares (a)
  Shares sold                                               1,920,658           1,309,733      $  27,675,631     $  18,687,932
  Shares issued to shareholders on
  reinvestment of dividends                                    34,676               5,664            499,871            81,341
  Shares converted to Class A                                  (2,406)               (990)           (34,786)          (14,174)
  Shares redeemed                                            (473,721)            (33,583)        (6,793,430)         (484,447)
                                                           ----------          ----------      -------------     -------------
  Net increase                                              1,479,207           1,280,824         21,347,286        18,270,652
  Beginning of period                                       1,280,824                   0         18,270,652                 0
                                                           ----------          ----------      -------------     -------------
  End of period                                             2,760,031           1,280,824      $  39,617,938     $  18,270,652
                                                           ==========          ==========      =============     =============

  =============================================================================================================================
  Intermediate Municipal Class C Shares (a)
  Shares sold                                               2,580,810           1,696,261      $  37,238,022     $  24,174,472
  Shares issued to shareholders on
  reinvestment of dividends                                    41,795               7,269            602,322           104,392
  Shares redeemed                                            (787,462)            (75,621)       (11,314,352)       (1,080,917)
                                                           ----------          ----------      -------------     -------------
  Net increase                                              1,835,143           1,627,909         26,525,992        23,197,947
  Beginning of period                                       1,627,909                   0         23,197,947                 0
                                                           ----------          ----------      -------------     -------------
  End of period                                             3,463,052           1,627,909      $  49,723,939     $  23,197,947
                                                           ==========          ==========      =============     =============

(a) Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
52  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

                                                           --------------------------------------------------------------------
                                                                                NEW YORK MUNICIPAL PORTFOLIO
                                                           --------------------------------------------------------------------

                                                           -------------------------------    ---------------------------------
                                                                       SHARES                               AMOUNT
                                                           -------------------------------    ---------------------------------

                                                            YEAR ENDED         YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                             9/30/03            9/30/02          9/30/03          9/30/02
  =============================================================================================================================
  Municipal Class
  Shares sold                                               17,541,261         19,802,447      $ 247,638,231     $ 275,192,072
  Shares issued to shareholders on
  reinvestment of dividends                                    722,407            690,363         10,190,157         9,582,771
  Shares redeemed                                          (13,559,281)        (9,541,434)      (191,147,522)     (132,630,305)
                                                           -----------         ----------      -------------     -------------
  Net increase                                               4,704,387         10,951,376         66,680,866       152,144,538
  Beginning of period                                       66,077,912         55,126,536        890,008,553       737,864,015
                                                           -----------         ----------      -------------     -------------
  End of period                                             70,782,299         66,077,912      $ 956,689,419     $ 890,008,553
                                                           ===========         ==========      =============     =============

  =============================================================================================================================
  Intermediate Municipal Class A Shares (a)
  Shares sold                                                4,772,614          2,652,629      $  67,433,941     $  36,834,823
  Shares issued to shareholders on
  reinvestment of dividends                                     90,478             22,732          1,276,666           317,767
  Shares converted from Class B                                 13,121              3,972            185,945            56,168
  Shares redeemed                                           (1,933,812)           (94,812)       (27,187,705)       (1,330,454)
                                                           -----------         ----------      -------------     -------------
  Net increase                                               2,942,401          2,584,521         41,708,847        35,878,304
  Beginning of period                                        2,584,521                  0         35,878,304                 0
                                                           -----------         ----------      -------------     -------------
  End of period                                              5,526,922          2,584,521      $  77,587,151     $  35,878,304
                                                           ===========         ==========      =============     =============

  =============================================================================================================================
  Intermediate Municipal Class B Shares (a)
  Shares sold                                                3,262,222          1,848,306      $  46,059,262     $  25,684,859
  Shares issued to shareholders on
  reinvestment of dividends                                     57,631             11,620            812,702           162,525
  Shares converted to Class A                                  (13,130)            (3,973)          (185,945)          (56,168)
  Shares redeemed                                             (679,364)           (53,087)        (9,549,437)         (740,035)
                                                           -----------         ----------      -------------     -------------
  Net increase                                               2,627,359          1,802,866         37,136,582        25,051,181
  Beginning of period                                        1,802,866                  0         25,051,181                 0
                                                           -----------         ----------      -------------     -------------
  End of period                                              4,430,225          1,802,866      $  62,187,763     $  25,051,181
                                                           ===========         ==========      =============     =============

  =============================================================================================================================
  Intermediate Municipal Class C Shares (a)
  Shares sold                                                3,705,738          1,322,871      $  52,418,616     $  18,396,619
  Shares issued to shareholders on
  reinvestment of dividends                                     33,551              4,547            473,560            63,760
  Shares redeemed                                             (663,668)           (72,901)        (9,332,023)       (1,018,484)
                                                           -----------         ----------      -------------     -------------
  Net increase                                               3,075,621          1,254,517         43,560,153        17,441,895
  Beginning of period                                        1,254,517                  0         17,441,895                 0
                                                           -----------         ----------      -------------     -------------
  End of period                                              4,330,138          1,254,517      $  61,002,048     $  17,441,895
                                                           ===========         ==========      =============     =============

(a) Intermediate Municipal Class A, B and C Shares commenced distribution on February 1, 2002.


--------------------------------------------------------------------------------
                                                          2003 Annual Report  53

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

                                                           --------------------------------------------------------------------
                                                                                SHORT DURATION PLUS PORTFOLIO
                                                           --------------------------------------------------------------------

                                                           -------------------------------    ---------------------------------
                                                                       SHARES                               AMOUNT
                                                           -------------------------------    ---------------------------------

                                                            YEAR ENDED         YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                             9/30/03            9/30/02          9/30/03          9/30/02
  =============================================================================================================================
  Short Duration Plus Class
  Shares sold                                               13,975,661          13,528,215     $ 178,895,875     $ 171,261,138
  Shares issued to shareholders on
  reinvestment of dividends                                    390,519             443,126         4,996,888         5,603,775
  Shares redeemed                                          (13,306,518)        (11,839,574)     (170,299,304)     (149,882,438)
                                                           -----------         -----------     -------------     -------------
  Net increase                                               1,059,662           2,131,767        13,593,459        26,982,475
  Beginning of period                                       31,111,302          28,979,535       394,781,579       367,799,104
                                                           -----------         -----------     -------------     -------------
  End of period                                             32,170,964          31,111,302     $ 408,375,038     $ 394,781,579
                                                           ===========         ===========     =============     =============

  =============================================================================================================================
  Short Duration Class A Shares (a)
  Shares sold                                                8,246,525                         $ 105,874,668
  Shares issued to shareholders on
  reinvestment of dividends                                     20,660                               264,422
  Shares converted from Class B                                  6,479                                78,387
  Shares redeemed                                           (1,104,552)                          (14,132,073)
                                                           -----------                         -------------
  Net increase                                               7,169,112                            92,085,404
  Beginning of period                                                0                                     0
                                                           -----------                         -------------
  End of period                                              7,169,112                         $  92,085,404
                                                           ===========                         =============

  =============================================================================================================================
  Short Duration Class B Shares (a)
  Shares sold                                                2,825,884                         $  36,226,574
  Shares issued to shareholders on
  reinvestment of dividends                                      3,459                                44,252
  Shares converted to Class A                                   (6,608)                              (78,387)
  Shares redeemed                                             (150,645)                           (1,932,900)
                                                           -----------                         -------------
  Net increase                                               2,672,090                            34,259,539
  Beginning of period                                                0                                     0
                                                           -----------                         -------------
  End of period                                              2,672,090                         $  34,259,539
                                                           ===========                         =============

  =============================================================================================================================
  Short Duration Class C Shares (a)
  Shares sold                                                2,667,163                         $  34,206,363
  Shares issued to shareholders on
  reinvestment of dividends                                      3,481                                44,536
  Shares redeemed                                             (105,254)                           (1,343,939)
                                                           -----------                         -------------
  Net increase                                               2,565,390                            32,906,960
  Beginning of period                                                0                                     0
                                                           -----------                         -------------
  End of period                                              2,565,390                         $  32,906,960
                                                           ===========                         =============

(a) Short Duration Class A, B and C Shares commenced distribution on May 22,
    2003.


--------------------------------------------------------------------------------
54  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

NOTE 7. Line of Credit

        The Emerging Markets Value Portfolio maintains a $35,000,000 line of credit intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the line of credit are paid by the Portfolio and are included in the miscellaneous expenses in the Statement of Operations. The Portfolio did not utilize the line of credit during the year ended September 30, 2003.

        A number of open-end mutual funds managed by the Adviser, including the Sanford C. Bernstein Fund II, Inc., participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The funds did not utilize the Facility during the year ended September 30, 2003.

NOTE 8. Legal Proceedings

        Alliance Capital Management L.P. ("Alliance Capital"), the Funds' Adviser, is currently under investigation by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that Alliance Capital provide information to them. Alliance Capital has been cooperating with all of these authorities and has been conducting its own internal investigation into these matters. In addition, Alliance Capital's Board of Directors authorized a special committee, comprising of the members of Alliance Capital's Audit Committee and the other independent member of the Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

        On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including certain Portfolios; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

        Between October 3 and November 13, 2003, twenty-one additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants. All of these lawsuits seek an unspecified amount of damages.

        Through November 14, 2003, Alliance Capital's internal investigation has revealed that Alliance Capital maintained relationships with certain investors who were permitted to engage in market timing trades in certain AllianceBernstein Mutual Funds in return for or in connection with making investments (which were not actively traded) in other Alliance Capital products, including hedge funds and mutual funds, for which Alliance Capital receives advisory fees ("Market Timing Relationships"). Alliance Capital believes that these Market Timing Relationships created conflicts of interest and that certain of the trades made pursuant to these relationships had an adverse effect on some shareholders of the AllianceBernstein Mutual Funds. These matters are the subject of the ongoing internal investigation by Alliance Capital.

        As a result of Alliance Capital's involvement in market timing or for other reasons, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
                                                          2003 Annual Report  55

================================================================================

Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

Notes to Financial Statements (continued)

                Any resolution of Alliance Capital's involvement in market timing and the related SEC and NYAG investigations and private lawsuits is likely to include, but not be limited to, sanctions, penalties, appropriate restitution to mutual fund shareholders and structural changes in the governance of Alliance Capital's mutual fund business. Alliance Capital is committed to full restitution of the adverse effects that inappropriate market timing transactions allowed by Alliance Capital had on the shareholders of the AllianceBernstein Mutual Funds.

Tax Information
(Unaudited)

        In order to meet certain requirements of the Internal Revenue Code we are advising you that the following capital gain distribution, during the fiscal year ended September 30, 2003, is subject to the maximum tax rate of 20%.

                                                LONG-TERM CAPITAL
                                                GAIN DISTRIBUTION
        ========================================================================
        Short Duration Diversified                  $754,546
        U.S. Government Short Duration              $502,438

        Shareholders should not use the above information to prepare their tax returns. The information necessary to complete your income tax returns was included with your Form 1099-DIV, which was sent to you separately in January 2003.

        For the fiscal year ended September 30, 2003, certain dividends paid by the Tax-Managed International, International and Emerging Markets Value Portfolios, may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Portfolios designate a maximum amount of $48,581,310, $28,257,484 and $12,017,673, respectively, as qualified dividend income, which is taxed at a maximum rate of 15%.

        In addition, the Funds intend to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to their shareholders. The total amounts of foreign taxes that may be passed through to the shareholders for the fiscal year ended September 30, 2003 were $5,853,562, $3,051,712 and $3,423,607 for Tax-Managed
        International, International and Emerging Markets Value, respectively. The foreign sources of income for information reporting purposes, were $59,876,810, $34,637,811 and $33,018,789 for Tax-Managed International,
        International and Emerging Markets Value, respectively.

        In accordance with Federal tax law, the following table represents each portfolio's designation of "exempt-interest dividends" as a percentage of total dividends paid during the fiscal year ended September 30, 2003.

        As required by Federal tax law rules, shareholders will receive notification of their portion of each portfolio's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2003 calendar year on Form 1099-DIV, which will be mailed by January 31, 2004.

                                                EXEMPT-INTEREST DIVIDENDS
                                                     AS A PERCENTAGE
                                                    OF TOTAL DIVIDENDS
        ========================================================================
        Short Duration Diversified                        99.55%
        Short Duration California                         96.98
        Short Duration New York                           99.91
        Diversified Municipal                             97.77
        California Municipal                              94.38
        New York Municipal                                97.16


--------------------------------------------------------------------------------
56  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

Sanford C. Bernstein Fund, Inc.

================================================================================
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

       Roger Hertog
       President, Treasurer and Chairman
       Vice Chairman and Director,
       Alliance Capital Management Corporation ("ACMC")*

       Andrew S. Adelson
       Senior Vice President and Director
       Executive Vice President and Chief Investment
       Officer--International Value Equities, ACMC

       Irwin Engelman
       Director
       Consultant

       Thomas S. Hexner
       Director
       Executive Vice President, ACMC
       President, Bernstein Investment Research and Management, Inc.

       Peter W. Huber
       Director
       Partner, Kellogg Huber Hansen Todd & Evans

       William Kristol
       Director
       Editor, The Weekly Standard

       Thomas B. Stiles II
       Director
       President, Cedar Lawn Corporation

       Rosalie J. Wolf
       Director
       Managing Director,
       Offit Hall Capital Management

       Kathleen A. Corbet
       Senior Vice President
       Executive Vice President and Chief Executive
       Officer--Alliance Fixed Income Investors, ACMC

       Mark R. Manley
       Secretary
       Senior Vice President and Acting General Counsel, ACMC

================================================================================
INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

       PricewaterhouseCoopers LLP
       1177 Avenue of the Americas
       New York, New York 10036

================================================================================
LEGAL COUNSEL
--------------------------------------------------------------------------------

       Shearman & Sterling
       599 Lexington Avenue
       New York, New York 10022

================================================================================
CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

       State Street Bank and Trust Company
       225 Franklin Street
       Boston, Massachusetts 02110

================================================================================
INVESTMENT ADVISER
--------------------------------------------------------------------------------

       Alliance Capital Management L.P.
       1345 Avenue of the Americas
       New York, New York 10105

* Alliance Capital Management Corporation is sole general partner of Alliance Capital Management L.P.


--------------------------------------------------------------------------------
                                                          2003 Annual Report  57

Sanford C. Bernstein Fund, Inc.

================================================================================
DIRECTORS' INFORMATION
--------------------------------------------------------------------------------

    Name, Age, Address                             Principal Occupation                  Portfolios in Complex   Other Directorships
    (Years of Service)                             During Past 5 Years                        By Director          Held by Director
    --------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS*

    Roger Hertog,+ 62,                Vice Chairman and Director--Alliance Capital                12                    None
    1345 Avenue                       Management Corporation ("ACMC"), the
    of the Americas,                  General Partner of Alliance Capital Management
    New York, NY                      L.P. ("Alliance") since 2000; prior thereto,
    10105 (15)                        President, Chief Operating Officer and Director--
    Chairman of the Board             Sanford C. Bernstein & Co., Inc. ("Bernstein")
                                      since prior to 1998.

    Andrew S. Adelson,+ 48,           Executive Vice President and Chief Investment               12                    None
    1345 Avenue                       Officer--International Value Equities--ACMC
    of the Americas,                  since 2000; prior thereto, Senior Vice President,
    New York, NY                      Chief Investment Officer--International Equities
    10105 (6)                         and Director--Bernstein since prior to 1998.

    Thomas S. Hexner,+ 47,            Executive Vice President, ACMC and President,               12                    None
    1345 Avenue                       Bernstein Investment Research and Management
    of the Americas,                  since 2000; prior thereto, Senior Vice President--
    New York, NY                      Private Client Asset Management and Director
    10105 (2 months)                  of Bernstein since prior to 1998.

DISINTERESTED DIRECTORS*

    Irwin Engelman,++ 69,             Business Consultant since April 2002; prior                 12            WellGen Inc.; Baruch
    936 Fifth Avenue,                 thereto, Executive Vice President and Chief                                College; Long Wharf
    New York, NY                      Financial Officer--YouthStream Media                                         Theatre; National
    10021 (3)                         Networks since October 2000; prior thereto,                                 Corporate Theater
                                      Vice Chairman and Chief Administrative                                         Fund; Temple
                                      Officer--Revlon, Inc. and Executive Vice                                      Shaaray Tefila
                                      President and Chief Financial Officer--
                                      MacAndrews & Forbes Holdings Inc. since
                                      prior to 1998.

    Peter W. Huber,++51,              Partner--Kellogg Huber Hansen Todd & Evans                  12                    None
    1615 M Street NW,                 (law firm) since prior to 1998; Senior Fellow--
    Suite 400,                        Manhattan Institute for Policy Research;
    Washington, DC                    Columnist--Forbes Magazine; Partner--
    20036 (3)                         Digital Power Group and Digital Power Capital.

    William Kristol,++50,             Editor, The Weekly                                          12                   None
    1150 17th Street NW,              Standard since prior to 1998.
    5th Floor, Washington,
    DC 20036 (9)


--------------------------------------------------------------------------------
58  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

Sanford C. Bernstein Fund, Inc.

    Name, Age, Address                             Principal Occupation                  Portfolios in Complex   Other Directorships
    (Years of Service)                             During Past 5 Years                        By Director          Held by Director
    --------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS* (continued)

    Thomas B. Stiles II,++63,         President--Cedar Lawn Corporation (cemetery).               12                 Laguna Beach
    87 Monarch Bay Drive,             Formerly Managing Director, Senior Portfolio                                   Art Museum;
    Monarch Beach, CA                 Manager and Director of  Investment Strategy                                   Cedar Lawn
    92629 (2 months)                  of Smith Barney Asset Management from                                          Corporation
                                      1997 until his retirement in 1999. Prior
                                      thereto, Chairman and Chief Executive
                                      Officer of Greenwich Street Advisors from
                                      1988-1997 and Executive Vice President and
                                      Director of E.F. Hutton Group from
                                      1982-1987.

    Rosalie J. Wolf,++62,             Managing Director--Offit Hall Capital                       12               Airborne, Inc.;
    65 E. 55th Street,                Management since January 2001; prior thereto                                   TIAA-CREF;
    29th Floor,                       Managing Partner--Botanica Capital Partners                                North European Oil
    New York, NY                      LLC from June 2000 through January 2001;                                     Royalty Trust
    10022 (3)                         prior thereto, Treasurer and Chief Investment
                                      Officer--The Rockefeller Foundation since
                                      prior to 1998.

*  There is no stated term of office for the Directors.
+ Messrs. Hertog, Adelson and Hexner are "interested persons," as defined in the 1940 Act, because of their respective affiliations with ACMC and Alliance.
++ Member of the Audit Committee and the Nominating Committee.

================================================================================
OFFICERS' INFORMATION
--------------------------------------------------------------------------------

                                                       Principal Position(s)            Principal Occupation
    Name, Address* and Age                                 Held with Fund                During Past 5 Years
    ----------------------------------------------------------------------------------------------------------------------------
    Roger Hertog, 62                                  President and Treasurer        See biography under Directors'
                                                      Information.

    Andrew S. Adelson, 48                             Senior Vice President          See biography under Directors' Information.

    Kathleen A. Corbet, 43                            Senior Vice President          Executive Vice President of Alliance
                                                                                     Capital Management Corporation ("ACMC"),+
                                                                                     with which she has been associated since
                                                                                     prior to 1998.

    Mark R. Manley, 41                                Secretary                      Senior Vice President and Acting General
                                                                                     Counsel of ACMC,+ with which he has been
                                                                                     associated since prior to 1998.

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.
+ ACMC is an affiliate of the Fund.


--------------------------------------------------------------------------------
                                                          2003 Annual Report  59

================================================================================

Sanford C. Bernstein Fund, II, Inc.

================================================================================
DIRECTORS
--------------------------------------------------------------------------------

       William H. Foulk, Jr.,*
       Chairman

       Marc O. Mayer,
       President

       Ruth Block*

       David H. Dievler*

       John H. Dobkin*

       Clifford L. Michel*

       Donald J. Robinson*

================================================================================
OFFICERS
--------------------------------------------------------------------------------

       Kathleen A. Corbet
       Senior Vice President

       Matthew D. W. Bloom
       Vice President

       Jeffrey S. Phlegar
       Vice President

       Mark D. Gersten
       Treasurer and Chief Financial Officer

       Vincent S. Noto
       Controller

================================================================================
INDEPENDENT AUDITORS
================================================================================

       PricewaterhouseCoopers LLP
       1177 Avenue of the Americas
       New York, New York 10036

================================================================================
LEGAL COUNSEL
--------------------------------------------------------------------------------

       Shearman & Sterling
       599 Lexington Avenue
       New York, New York 10022

================================================================================
CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

       State Street Bank and Trust Company
       225 Franklin Street
       Boston, Massachusetts 02110

================================================================================
INVESTMENT ADVISER
--------------------------------------------------------------------------------

       Alliance Capital Management L.P.
       1345 Avenue of the Americas
       New York, New York 10105

* Member of the Audit Committee


--------------------------------------------------------------------------------
60  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================

Sanford C. Bernstein Fund, II, Inc.

================================================================================
DIRECTORS' INFORMATION
--------------------------------------------------------------------------------

    Name, Age, Address                             Principal Occupation                  Portfolios in Complex   Other Directorships
    (Years of Service*)                            During Past 5 Years                        By Director          Held by Director
    --------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS

    William H. Foulk, Jr.,+           Investment Adviser and Independent Consultant.              113                    None
    71, 2 Soundview Drive,            Formerly Senior Manager of Barrett Associates,
    Suite 100,                        Inc., a registered investment adviser, with which
    Greenwich, CT 06830               he had been associated since prior to 1998.
    (1)                               Formerly Deputy Comptroller and Chief
    Chairman of the Board             Investment Officer of the State of New York
                                      and, prior thereto, Chief Investment Officer of
                                      the New York Bank for Savings.

    Ruth Block,+ 73,                  Formerly an Executive Vice President and                     96                    None
    500 SE Mizner Blvd.,              Chief Insurance Officer of the Equitable
    Boca Raton, FL 33432              Life Assurance Society of the United States;
    (1)                               Chairman and Chief Executive Officer of
                                      Evlico; Director of Avon, BP (oil and
                                      gas), Ecolab Incorporated (specialty
                                      chemicals), Tandem Financial Group and
                                      Donaldson, Lufkin & Jenrette Securities
                                      Corporation; former Governor at Large
                                      National Association of Securities
                                      Dealers, Inc.

    David H. Dievler,+ 74,            Independent Consultant. Until December                      100                    None
    P.O. Box 167,                     1994, Senior Vice President of Alliance
    Spring Lake, NJ 07762             Capital Management Corporation ("ACMC")
    (1)                               responsible for mutual fund administration.
                                      Prior to joining ACMC in 1984, Chief
                                      Financial Officer of Eberstadt Asset
                                      Management since 1968. Prior to that
                                      Senior Manager at Price Waterhouse & Co.;
                                      member of the American Institute of
                                      Certified Public Accountants since 1953.

    John H. Dobkin,+ 61,              Consultant. Formerly President of Save Venice,               98                    None
    P.O. Box 12,                      Inc. from 2001-2002; Senior Adviser from
    Annandale, NY 12504               June 1999 to June 2000 and President of
    (1)                               Historic Hudson Valley (historic preservation)
                                      from December 1989-May 1999. Previously,
                                      Director of the National Academy of Design
                                      and during 1988-92, Director and Chairman
                                      of the Audit Committee of ACMC.

* There is no stated term of office for the Fund's Directors.
+ Member of the Audit Committee and Nominating Committee.


--------------------------------------------------------------------------------
                                                          2003 Annual Report  61

================================================================================

Sanford C. Bernstein Fund, II, Inc.

    Name, Age, Address                             Principal Occupation                  Portfolios in Complex   Other Directorships
    (Years of Service*)                            During Past 5 Years                        By Director          Held by Director
    --------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS (continued)

    Clifford L. Michel,+ 64,          Senior Counsel of the law firm of Cahill Gordon             97              Placer Dome, Inc.
    15 St. Bernard's Road,            & Reindel since February 2001 and a partner
    Gladstone, NJ 07934               of that firm for more than twenty-five years prior
    (1)                               thereto. President and Chief Executive Officer of
                                      Wenonah Development Company (investments)
                                      and a Director of Placer Dome, Inc. (mining).

    Donald J. Robinson,+ 69,          Senior Counsel to the law firm of Orrick,                   96                    None
    98 Hell's Peak Road,              Herrington & Sutcliffe LLP since prior to 1998.
    Weston, VT 05161                  Formerly a senior partner and a member of the
    (1)                               Executive Committee of that firm. He was also
                                      a member and Chairman of the Municipal
                                      Securities Rulemaking Board and a Trustee
                                      of the Museum of the City of New York.

INTERESTED DIRECTOR

    Marc O. Mayer,++46,               Excutive Vice President of ACMC since 2001;                 68                    None
    1345 Avenue                       prior thereto, Chief Executive Officer of
    of the Americas,                  Sanford C. Bernstein & Co., LLC and its
    New York, NY 10105                predecessor since prior to 1998.
    (1 month)

*  There is no stated term of office for the Fund's Directors.
+  Member of the Audit Committee and Nominating Committee.
++ Mr. Mayer is an "interested director," as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.


--------------------------------------------------------------------------------
62  Sanford C. Bernstein Fund, Inc. and Sanford C. Bernstein Fund II, Inc.

================================================================================
Sanford C. Bernstein Fund, II, Inc.

                                            Principal Position(s)            Principal Occupation
    Name, Address* and Age                      Held with Fund                During Past 5 Years
    -----------------------------------------------------------------------------------------------------------
    Marc O. Mayer, 46                      President                      See biography above.

    Kathleen A. Corbet, 43                 Senior Vice President          Executive Vice President of Alliance
                                                                          Capital Management Corporation
                                                                          ("ACMC"),+ with which she has been
                                                                          associated since prior to 1998.

    Matthew D.W. Bloom, 47                 Vice President                 Senior Vice President of ACMC,+
                                                                          with which he has been associated
                                                                          since prior to 1998.

    Jeffrey S. Phlegar, 37                 Vice President                 Senior Vice President of ACMC,+
                                                                          with which he has been associated
                                                                          since prior to 1998.

    Mark D. Gersten, 53                    Treasurer and Chief            Senior Vice President of Alliance
                                           Financial Officer              Global Investor Services, Inc.
                                                                          ("AGIS")+ and Vice President of
                                                                          AllianceBernstein Investment Research
                                                                          and Management, Inc. ("ABIRM"),+ with
                                                                          which he has been associated since
                                                                          prior to 1998.

    Vincent S. Noto, 38                    Controller                     Vice President of AGIS,+ with which
                                                                          he has been associated since prior
                                                                          to 1998.

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.
+ ABIRM, ACMC and AGIS are affiliates of the Fund.


--------------------------------------------------------------------------------
                                                          2003 Annual Report  63

                      This page intentionally left blank.

                      This page intentionally left blank.

                        SANFORD C. BERNSTEIN & CO., LLC
                A subsidiary of Alliance Capital Management L.P.

                                  Distributor

                         SANFORD C. BERNSTEIN FUND, INC.
                       SANFORD C. BERNSTEIN FUND II, INC.
                1345 Avenue of the Americas, New York, NY 10105
                                 (212) 756-4097


                                                                   SAMFMNBIC0903

                        Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------
                               September 30, 2003
--------------------------------------------------------------------------------

Schedule of Investments
To the Semiannual Report
For the Stock Portfolios

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Tax-Managed International Value
--------------------------------------------------------------------------------
International
--------------------------------------------------------------------------------
Emerging Markets Value

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                         Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed International Portfolio, International Portfolio, and Emerging Markets Value Portfolio (three of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


New York, New York
November 25, 2003

--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                       Tax-Managed International Portfolio
                               September 30, 2003
--------------------------------------------------------------------------------
Shares                        Description                          Market Value*
================================================================================
EQUITIES:                                                                96.76%
================================================================================
AUSTRALIA:                                                                1.45%
--------------------------------------------------------------------------------
Financial Services
   1,545,982  Australia & New Zealand                            $   18,877,191
              Banking Group Ltd.
Transportation--Airlines
  14,699,700  Qantas Airways Ltd.                                    32,798,260
                                                                 --------------
Total Australian Stocks (Cost $40,960,393)                           51,675,451
                                                                 --------------
================================================================================
AUSTRIA:                                                                  0.26%
--------------------------------------------------------------------------------
Energy Sources
      77,674  OMV AG                                                  9,303,988
                                                                 --------------
Total Austrian Stocks (Cost $6,711,482)                               9,303,988
                                                                 --------------
================================================================================
CANADA:                                                                  11.11%
--------------------------------------------------------------------------------
Autos & Auto Parts
   1,050,921  Magna International Inc.                               75,871,749
              (Note A, p. 4)
Banking
   3,202,872  Bank of Nova Scotia                                   149,649,184
              (Note A, p. 4)
   1,565,900  Royal Bank of Canada                                   68,932,066
              (Note A, p. 4)
Energy Sources
   1,924,000  Petro-Canada (Note A, p. 4)                            74,780,274
Real Estate
     488,460  MI Developments Inc. (Class A)                         11,212,336
              (Notes A & B, p. 4)
Transportation--Road & Rail
     295,000  Canadian National Railway Co.                          15,242,577
              (Note A, p. 4)
                                                                 --------------
Total Canadian Stocks (Cost $294,911,919)                           395,688,186
                                                                 --------------
================================================================================
FRANCE:                                                                  17.99%
--------------------------------------------------------------------------------
Automobiles
     709,980  Peugeot S.A.                                           30,187,027
Banking
   1,585,000  BNP Paribas S.A.                                       77,752,027
   1,197,260  Societe Generale (Note A, p. 4)                        79,796,687
Broadcasting & Publishing
     129,741  Societe Television Francaise 1                          3,844,359
Building Materials
   2,914,200  Compagnie de Saint-Gobain                             107,199,878
Electrical & Electronics
     435,539  Alcatel S.A. (Note B, p. 4)                             5,161,172
Energy Sources
      67,189  Total S.A.                                             10,146,203
Health & Personal Care
     923,000  Aventis S.A.                                           47,912,603
      96,293  L'Oreal S.A.                                            6,580,564
     129,001  Sanofi-Synthelabo S.A.                                  7,846,282
Insurance
   2,128,000  Assurances Generales                                   99,801,683
              de France AGF
              (Note A, p. 4)
Machinery & Engineering
     106,080  Schneider Electric S.A.                                 5,500,395
Metal-Steel
   8,436,613  Arcelor (Note A, p. 4)                                102,613,822
Telecommunications
     361,650  France Telecom S.A.                                     8,322,541
              (Note B, p. 4)
   3,880,000  Orange S.A. (Note B, p. 4)                             39,558,529
Textiles & Apparel
     133,883  LVMH Moet Hennessy Louis                                8,322,623
              Vuitton S.A.
                                                                 --------------
Total French Stocks (Cost $557,921,308)                             640,546,395
                                                                 --------------
================================================================================
GERMANY:                                                                  6.03%
--------------------------------------------------------------------------------
Automobiles
     187,704  Bayerische Motoren Werke AG                             7,097,225
      11,573  Porsche AG (PFD)                                        4,873,697
   2,187,500  Volkswagen AG (Stamm)                                  98,361,059
              (Note A, p. 4)
Building Materials
     938,854  HeidelbergCement AG                                    34,459,500
Data Processing
      51,648  SAP AG                                                  6,311,703
Electrical & Electronics
     207,101  Infineon Technologies AG                                2,707,543
              (Note B, p. 4)
Health & Personal Care
      87,028  Altana AG                                               5,555,980
Insurance
     336,700  AMB Generali Holding AG                                20,008,459
     749,100  Hannover Rueckversicherung AG                          19,970,833
              (Note A, p. 4)
Merchandising
     429,514  Metro AG (Vorzug)                                      15,509,552
                                                                 --------------
Total German Stocks (Cost $216,117,573)                             214,855,551
                                                                 --------------

*See Note 1, page 38 in Notes to Financial Statements.


                                   Schedule of Investments--Stock Portfolios   1

================================================================================
Shares                        Description                           Market Value
================================================================================
HONG KONG:                                                                0.12%
--------------------------------------------------------------------------------
Electrical & Electronics
   1,184,000  Johnson Electric Holdings Ltd.                     $    1,826,972
Wholesale & International Trade
   1,560,000  Li & Fung Ltd.                                          2,477,661
                                                                 --------------
Total Hong Kong Stocks (Cost $4,320,941)                              4,304,633
                                                                 --------------
================================================================================
IRELAND:                                                                  3.35%
--------------------------------------------------------------------------------
Banking
   3,145,973  Allied Irish Banks plc                                 46,187,653
   5,458,200  Bank of Ireland                                        65,506,897
Construction & Housing
     423,500  CRH plc                                                 7,559,839
                                                                 --------------
Total Irish Stocks (Cost $102,122,733)                              119,254,389
                                                                 --------------
================================================================================
ITALY:                                                                    4.71%
--------------------------------------------------------------------------------
Banking
   1,971,200  Banco Popolare di Verona e                             27,745,846
              Novara Scrl
     746,053  UniCredito Italiano S.p.A.                              3,529,361
Energy Sources
   7,268,740  ENI S.p.A. (Note A, p. 4)                             111,120,280
Food & Household Products
   8,009,692  Parmalat Finanziaria S.p.A.                            25,152,140
              (Note A, p. 4)
                                                                 --------------
Total Italian Stocks (Cost $128,059,195)                            167,547,627
                                                                 --------------
================================================================================
JAPAN:                                                                   20.92%
--------------------------------------------------------------------------------
Appliances & Household Durables
      29,100  Funai Electric Co., Ltd.                                3,891,666
Automobiles
   2,235,000  Honda Motor Co., Ltd.                                  89,668,806
              (Note A, p. 4)
  15,815,000  Nissan Motor Co., Ltd.                                171,045,864
              (Note A, p. 4)
Banking
      10,000  Sumitomo Mitsui Financial Group Inc.                   40,389,535
              (Note A, p. 4)
      11,500  UFJ Holdings Inc.                                      45,312,570
              (Notes A & B, p. 4)
Chemicals
     184,700  Shin-Etsu Chemical Co., Ltd.                            6,962,617
Data Processing
   2,973,000  Canon Inc.                                            145,694,745
     392,000  Ricoh Co., Ltd.                                         7,001,571
Electrical & Electronics
     426,900  Futaba Corp.                                           11,245,806
     746,000  Hitachi Maxell Ltd. (Note A, p. 4)                     11,998,672
     108,900  Hoya Corp.                                              8,454,741
     470,700  Nichicon Corp., Ltd.                                    6,290,646
Electronic Components & Instruments
      28,900  Keyence Corp.                                           6,152,744
Financial Services
     149,000  Nomura Holdings Inc.                                    2,407,216
   1,238,900  Promise Co., Ltd. (Note A, p. 4)                       54,486,470
   1,178,130  Takefuji Corp. (Note A, p. 4)                          75,605,883
Food & Household Products
   3,450,000  Nippon Meat Packers Inc.                               38,458,915
Health & Personal Care
     174,400  Fujisawa Pharmaceutical Co., Ltd.                       3,975,910
      92,400  Takeda Chemical Industries Ltd.                         3,375,380
Machinery & Engineering
      56,600  SMC Corp.                                               5,984,365
Miscellaneous Materials
      70,200  Nitto Denko Corp.                                       3,043,271
Recreation
         100  Yamaha Corp.                                                1,898
Telecommunications
         370  KDDI Corp.                                              1,879,639
Wholesale & International Trade
     196,000  Mitsubishi Corp.                                        1,683,544
                                                                 --------------
Total Japanese Stocks (Cost $634,642,296)                           745,012,474
                                                                 --------------
================================================================================
NETHERLANDS:                                                              3.89%
--------------------------------------------------------------------------------
Chemicals
   2,793,800  DSM N.V.                                              132,687,449
Data Processing
      74,066  ASML Holding N.V. (Note B, p. 4)                          970,894
Food & Household Products
      48,813  Unilever N.V.                                           2,872,283
Insurance
     105,762  ING Groep N.V.                                          1,938,469
                                                                 --------------
Total Netherlands Stocks (Cost $117,520,927)                        138,469,095
                                                                 --------------
================================================================================
SINGAPORE:                                                                0.72%
--------------------------------------------------------------------------------
Computer/Instrumentation
      35,500  Flextronics International Ltd.                            503,390
              (Note B, p. 4)
Transportation--Airlines
   4,104,000  Singapore Airlines Ltd. (Local)                        25,156,802
                                                                 --------------
Total Singapore Stocks (Cost $23,064,468)                            25,660,192
                                                                 --------------


2   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Shares                        Description                           Market Value
================================================================================
SPAIN:                                                                    1.79%
--------------------------------------------------------------------------------
Construction & Housing
   3,117,019  Grupo Dragados S.A.                                $   63,849,673
                                                                 --------------
Total Spanish Stocks (Cost $47,837,107)                              63,849,673
                                                                 --------------
================================================================================
SWEDEN:                                                                   5.87%
--------------------------------------------------------------------------------
Appliances & Household Durables
   4,593,800  Electrolux AB (Class B)                                99,901,306
Automobiles
   1,181,000  Autoliv Inc. (Note A, p. 4)                            35,438,231
Machinery & Engineering
      35,272  Atlas Copco AB (Class A)                                1,033,368
      80,057  Sandvik AB                                              2,190,455
Paper & Forest Products
   1,952,000  Svenska Cellulosa AB                                   70,540,255
                                                                 --------------
Total Swedish Stocks (Cost $171,942,970)                            209,103,615
                                                                 --------------
================================================================================
SWITZERLAND:                                                              0.85%
--------------------------------------------------------------------------------
Banking
     335,617  Credit Suisse Group                                    10,743,914
      98,761  UBS AG                                                  5,544,924
Business & Public Services
      53,987  Adecco S.A.                                             2,669,080
Health & Personal Care
     143,231  Novartis AG                                             5,545,616
Insurance
      93,111  Swiss Re                                                5,919,088
                                                                 --------------
Total Swiss Stocks (Cost $31,116,099)                                30,422,622
                                                                 --------------
================================================================================
UNITED KINGDOM:                                                          17.70%
--------------------------------------------------------------------------------
Banking
   4,750,000  Lloyds TSB Group plc                                   32,668,419
     479,965  Royal Bank of Scotland Group plc                       12,206,679
     740,033  Standard Chartered plc                                 10,339,161
Broadcasting & Publishing
     684,312  British Sky Broadcasting Group plc                      6,989,926
              (Note B, p. 4)
Business & Public Services
     361,277  WPP Group plc                                           3,047,705
Construction & Housing
   5,550,000  George Wimpey plc                                      33,673,042
   3,280,000  Persimmon plc                                          29,332,739
Data Processing
   1,152,175  Capita Group plc                                        4,711,401
Food & Household Products
     449,874  Reckitt Benckiser plc                                   9,048,420
Health & Personal Care
     177,492  AstraZeneca plc                                         7,499,820
   3,410,000  GlaxoSmithKline plc                                    70,796,750
   1,936,300  Shire Pharmaceuticals Group plc                        14,033,165
              (Note B, p. 4)
     380,490  Smith & Nephew plc                                      2,504,580
Insurance
   8,400,000  Aviva plc                                              65,206,767
  21,725,183  Royal & Sun Alliance Insurance                         29,161,004
              Group plc (Note A, p. 4)
  21,725,183  Royal & Sun Alliance Insurance                          4,423,806
              Group plc (Rights) (Notes A & B, p. 4)
Leisure & Tourism
     191,871  Carnival plc                                            6,123,604
     645,284  Hilton Group plc                                        1,928,041
   6,568,050  InterContinental Hotels Group plc                      52,405,177
   4,500,000  Whitbread plc                                          52,099,090
Machinery & Engineering
     129,792  Smiths Group plc                                        1,443,346
Merchandising
     193,100  GUS plc                                                 2,105,633
     127,245  Next plc                                                2,377,407
  11,222,913  Safeway plc                                            51,768,441
   2,587,085  Tesco plc                                              10,363,924
Metal--Nonferrous
     281,001  BHP Billiton plc                                        1,866,041
Telecommunications
  56,200,000  Vodafone Group plc                                    112,102,182
                                                                 --------------
Total United Kingdom Stocks
(Cost $614,306,097)                                                 630,226,270
                                                                 --------------
Total Equities (Cost $2,991,555,508)                              3,445,920,161
                                                                 --------------
================================================================================
REPURCHASE AGREEMENT:                                                     0.94%
--------------------------------------------------------------------------------
  33,458,000  State Street Bank & Trust Co.,                         33,458,000
              Repurchase Agreement,
              Dated 09/30/03, 0.75%, maturing
              10/01/03 for $33,458,697, collateral
              34,300,000 principal amount
              U.S. Treasury Bond, 0.00%, 03/18/04, value $34,128,500
                                                                 --------------
Total Repurchase Agreement
(Cost $33,458,000)                                                   33,458,000
                                                                 --------------


                                   Schedule of Investments--Stock Portfolios   3

================================================================================
Quantity                        Description                         Market Value
================================================================================
TOTAL INVESTMENTS BEFORE SECURITY
LENDING COLLATERAL                                                       97.70%
--------------------------------------------------------------------------------
(Cost $3,025,013,508)                                            $3,479,378,161
(Note C, p.4)

================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED+                                                       22.01%
--------------------------------------------------------------------------------
Repurchase Agreements: 18.67%
 133,000,000  ABN Amro Repurchase Agreement,                        133,000,000
              dated 09/30/03, 0.97%, maturing
              10/01/03 for $133,003,584, collateral
              132,325,000 principal amount U.S.
              Treasury Note, 3.25%, 05/31/04,
              value $135,959,968
 133,000,000  Banc One Capital Corp., Repurchase                    133,000,000
              Agreement, dated 09/30/03, 0.93%,
              maturing 10/01/03 for $133,003,436,
              collateral 127,940,000 principal
              amount U.S. Treasury Notes,
              4.875%-5.25%, 05/15/04-02/15/12,
              value $135,940,964
 133,000,000  Deutsche Bank Repurchase                              133,000,000
              Agreement, dated 09/30/03, 0.95%,
              maturing 10/01/03 for $133,003,510,
              collateral 133,170,000 principal
              amount U.S. Treasury Note, 2.125%,
              10/31/04, value $135,930,614
 133,000,000  Morgan Stanley Repurchase                             133,000,000
              Agreement, dated 09/30/03, 0.86%,
              maturing 10/01/03 for $133,003,177,
              collateral 97,645,000 principal
              amount U.S. Treasury Bonds,
              5.50%-9.875%, 11/15/15-08/15/28,
              value $135,959,909
 133,000,000  The Bear Stearns Cos., Inc.,                          133,000,000
              Repurchase Agreement, dated
              09/30/03, 0.95%, maturing 10/01/03
              for $133,003,510, collateral
              136,180,000 principal amount U.S.
              Treasury Bill, zero coupon, 02/25/04,
              value $135,793,249
                                                                 --------------
Total Repurchase Agreement
($665,000,000)                                                      665,000,000
                                                                 --------------
Time Deposit: 3.34%
118,823,000   Royal Bank of Canada                                  118,823,000
              Grand Cayman,
              1.09%, 10/01/2003
                                                                 --------------
Total Time Deposit (Cost $118,823,000)                              118,823,000
                                                                 --------------
Total Investment of Cash Collateral for
Securities Loaned (Cost $783,823,000)                               783,823,000
                                                                 --------------

+ See Note 1M, page 41 in the Notes to Financial Statements for securities lending information.

================================================================================
Total Investments
(Cost $3,808,836,508)                                   119.71%  $4,263,201,161
(Note C, below)
Cash and Other Assets, Less Liabilities                 (19.71)    (701,953,231)
                                                        ------   --------------
(Note D, below)
Net Assets (Equivalent to $17.53
per share based on 203,163,791
shares of capital stock outstanding)                    100.00%  $3,561,247,930
                                                        ======   ==============

================================================================================
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                    Contract         Unrealized
Contracts      Description                           Amount         Depreciation
--------------------------------------------------------------------------------
1,025          DJ Euro Stoxx 50                    26,373,250      $ (2,006,474)
               Index, December 2003
460            FTSE 100 Index,                     19,685,105        (1,325,652)
               December 2003
                                                                   ------------
Total Long Stock Index Futures Contracts                           $ (3,332,126)
                                                                   ------------
================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity       Description                                          Market Value
================================================================================
   14,150,234  Australian Dollar                                 $    9,625,696
   13,800,477  British Pound                                         22,939,851
    4,114,844  Canadian Dollar                                        3,046,902
   11,209,124  Euro                                                  13,060,860
    3,479,624  Hong Kong Dollar                                         449,309
   27,380,289  Japanese Yen                                             245,750
        6,652  New Zealand Dollar                                         3,962
        7,981  Norwegian Krone                                            1,131
   16,708,754  Singapore Dollar                                       9,662,428
   27,493,755  Swedish Krona                                          3,548,405
        9,058  Swiss Franc                                                6,863
                                                                 --------------
Total Foreign Currencies                                         $   62,591,157
                                                                 --------------

================================================================================

(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.
(B)   Non-income-producing security.
(C) At September 30, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $566,262,603 and gross unrealized depreciation of investments was $111,897,950 resulting in net unrealized appreciation of $454,364,653 (excluding foreign currency transactions).
(D) Includes $3,582,989 (euro) and $1,529,271 (British pounds) U.S. dollar equivalents pledged as collateral for futures transactions.

      Explanation of abbreviations:

      Stamm--German Ordinary Share
      Vorzug--German Preference
      Share PFD--Preference Shares


4   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

    Allocation of assets by industry as of September 30, 2003:
    Appliances & Household Durables                                        2.91%
    Automobiles                                                           12.26
    Autos & Auto Parts                                                     2.13
    Banking                                                               18.99
    Broadcasting & Publishing                                              0.30
    Building Materials                                                     3.98
    Business & Public Services                                             0.16
    Chemicals                                                              3.92
    Computer/Instrumentation                                               0.01
    Construction & Housing                                                 3.77
    Data Processing                                                        4.63
    Electrical & Electronics                                               1.34
    Electronic Components & Instruments                                    0.17
    Energy Sources                                                         5.77
    Financial Services                                                     4.25
    Food & Household Products                                              2.12
    Health & Personal Care                                                 4.93
    Insurance                                                              6.92
    Leisure & Tourism                                                      3.16
    Machinery & Engineering                                                0.45
    Merchandising                                                          2.31
    Metal--Nonferrous                                                      0.05
    Metal--Steel                                                           2.88
    Miscellaneous Materials                                                0.09
    Paper & Forest Products                                                1.98
    Real Estate                                                            0.32
    Recreation                                                             0.00
    Telecommunications                                                     4.55
    Textiles & Apparel                                                     0.23
    Transportation--Airlines                                               1.63
    Transportation--Road & Rail                                            0.43
    Wholesale & International Trade                                        0.12
    Repurchase Agreement                                                   0.94
    Cash and Other Assets, Less Liabilities++                              2.30
                                                                         -------
    Total                                                                100.00%
                                                                         =======

See Notes to Financial Statements.

++ Includes investment of cash collateral for securities loaned.

--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            International Portfolio
                               September 30, 2003
--------------------------------------------------------------------------------
Shares                        Description                          Market Value*
================================================================================
EQUITIES:                                                                99.13%
================================================================================
AUSTRALIA:                                                                1.44%
--------------------------------------------------------------------------------
Financial Services
     849,972  Australia & New Zealand                            $   10,378,571
              Banking Group Ltd.
Transportation--Airlines
   7,120,400  Qantas Airways Ltd.                                    15,887,176
                                                                 ---------------
Total Australian Stocks (Cost $21,680,285)                           26,265,747
                                                                 ---------------
================================================================================
AUSTRIA:                                                                  0.35%
--------------------------------------------------------------------------------
Energy Sources
      52,872  OMV AG                                                  6,333,142
                                                                 ---------------
 Total Austrian Stocks (Cost $4,661,021)                              6,333,142
                                                                 ---------------
================================================================================
CANADA:                                                                  10.74%
--------------------------------------------------------------------------------
Autos & Auto Parts
     599,132  Magna International Inc.                               43,254,624
              (Note A, p. 9)
Banking
   1,756,045  Bank of Nova Scotia                                    82,048,456
              (Note A, p. 9)
     601,800  Royal Bank of Canada                                   26,491,677
              (Note A, p. 9)
Energy Sources
     988,300  Petro-Canada (Note A, p. 9)                            38,412,341
Real Estate
     257,766  MI Developments Inc. (Class A)                          5,916,880
              (Notes A &  B, p. 9)
                                                                 ---------------
 Total Canadian Stocks (Cost $147,626,313)                          196,123,978
                                                                 ---------------
================================================================================
FRANCE:                                                                  18.76%
--------------------------------------------------------------------------------
Automobiles
     382,800  Peugeot S.A.                                           16,275,943
Banking
     866,700  BNP Paribas S.A.                                       42,515,887
     659,200  Societe Generale (Note A, p. 9)                        43,935,299
Broadcasting & Publishing
      34,557  Societe Television Francaise 1                          1,023,959
Building Materials
   1,745,570  Compagnie de Saint-Gobain                              64,337,031
Electrical & Electronics
     112,361  Alcatel S.A. (Note B, p. 9)                             1,331,487

*See Note 1, page 38 in Notes to Financial Statements.


                                   Schedule of Investments--Stock Portfolios   5

================================================================================
Shares                          Description                         Market Value
================================================================================
Energy Sources
      17,406  Total S.A.                                         $    2,628,478
Health & Personal Care
     510,000  Aventis S.A.                                           26,473,919
      25,527  L'Oreal S.A.                                            1,744,489
      33,844  Sanofi-Synthelabo S.A.                                  2,058,508
Insurance
   1,133,000  Assurances Generales de France                         53,136,892
              AGF (Note A, p. 9)
Machinery & Engineering
      28,079  Schneider Electric S.A.                                 1,455,935
Metal-Steel
   5,012,998  Arcelor (Note A, p. 9)                                 60,971,749
Telecommunications
      96,335  France Telecom S.A.                                     2,216,928
              (Note B, p. 9)
   1,964,600  Orange S.A. (Note B, p. 9)                             20,030,074
Textiles & Apparel
      40,229  LVMH Moet Hennessy Louis                                2,500,771
              Vuitton S.A.
                                                                 ---------------
Total French Stocks (Cost $308,148,387)                             342,637,349
                                                                 ---------------
================================================================================
GERMANY:                                                                  6.36%
--------------------------------------------------------------------------------
Automobiles
      49,859  Bayerische Motoren Werke AG                             1,885,205
       3,046  Porsche AG (PFD)                                        1,282,751
       2,300  Volkswagen AG (PFD)                                        71,394
   1,207,900  Volkswagen AG (Stamm)                                  54,313,291
              (Note A, p. 9)
Building Materials
     551,509  HeidelbergCement AG                                    20,242,471
Data Processing
      13,293  SAP AG                                                  1,624,486
Electrical & Electronics
      51,457  Infineon Technologies AG                                  672,725
              (Note B, p. 9)
Health & Personal Care
      23,769  Altana AG                                               1,517,444
Insurance
     213,130  AMB Generali Holding AG                                12,665,290
     466,649  Hannover Rueckversicherung AG                          12,440,754
Merchandising
     264,000  Metro AG (Vorzug)                                       9,532,918
                                                                 ---------------
Total German Stocks (Cost $129,608,721)                             116,248,729
                                                                 ---------------
================================================================================
HONG KONG:                                                                0.09%
--------------------------------------------------------------------------------
Electrical & Electronics
     438,000  Johnson Electric Holdings Ltd.                            675,856
Wholesale & International Trade
     576,000  Li & Fung Ltd.                                            914,829
                                                                 ---------------
Total Hong Kong Stocks (Cost $1,604,455)                              1,590,685
                                                                 ---------------
================================================================================
IRELAND:                                                                  3.63%
--------------------------------------------------------------------------------
Banking
   1,918,051  Allied Irish Banks plc                                 28,159,896
   3,014,620  Bank of Ireland                                        36,180,133
Construction & Housing
     111,063  CRH plc                                                 1,982,570
                                                                 ---------------
Total Irish Stocks (Cost $57,966,164)                                66,322,599
                                                                 ---------------
================================================================================
ITALY:                                                                    4.82%
--------------------------------------------------------------------------------
Banking
     621,700  Banco Popolare di Verona e                              8,750,808
              Novara Scrl
     208,828  UniCredito Italiano S.p.A.                                987,905
Energy Sources
   4,244,100  ENI S.p.A. (Note A, p. 9)                              64,881,338
Food & Household Products
   4,298,000  Parmalat Finanziaria S.p.A.                            13,496,636
              (Note A, p. 9)
                                                                 ---------------
Total Italian Stocks (Cost $75,819,062)                              88,116,687
                                                                 ---------------
================================================================================
JAPAN:                                                                   21.74%
--------------------------------------------------------------------------------
Appliances & Household Durables
      10,700  Funai Electric Co., Ltd.                                1,430,956
Automobiles
   1,184,100  Honda Motor Co., Ltd.                                  47,506,413
   8,520,000  Nissan Motor Co., Ltd.                                 92,147,377
              (Note A, p. 9)
Banking
       5,000  Sumitomo Mitsui Financial                              20,194,768
              Group Inc. (Note A, p. 9)
       6,100  UFJ Holdings Inc.                                      24,035,363
              (Notes A & B, p. 9)
Chemicals
      60,200  Shin-Etsu Chemical Co., Ltd.                            2,269,353
Data Processing
   1,770,000  Canon Inc.                                             86,740,565
     128,000  Ricoh Co., Ltd.                                         2,286,227
Electrical & Electronics
     233,400  Futaba Corp.                                            6,148,445
     557,200  Hitachi Maxell Ltd.                                     8,962,010
      35,500  Hoya Corp.                                              2,756,137
     238,200  Nichicon Corp., Ltd.                                    3,183,412
Electronic Components & Instruments
       9,400  Keyence Corp.                                           2,001,239
Financial Services
      49,000  Nomura Holdings Inc.                                      791,635
     740,500  Promise Co., Ltd.                                      32,566,979
     495,220  Takefuji Corp. (Note A, p. 9)                          31,780,488
Food & Household Products
   2,292,000  Nippon Meat Packers Inc.                               25,550,096


6   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Shares                          Description                         Market Value
================================================================================
Health & Personal Care
      56,900  Fujisawa Pharmaceutical Co., Ltd.                  $    1,297,186
      34,100  Takeda Chemical Industries, Ltd.                        1,245,676
Machinery & Engineering
      18,500  SMC Corp.                                               1,956,020
Miscellaneous Materials
      25,600  Nitto Denko Corp.                                       1,109,797
Telecommunications
         137  KDDI Corp.                                                695,974
Wholesale & International Trade
      65,000  Mitsubishi Corp.                                          558,318
                                                                 ---------------
Total Japanese Stocks (Cost $342,634,669)                           397,214,434
                                                                 ---------------
================================================================================
NETHERLANDS:                                                              3.77%
--------------------------------------------------------------------------------
Chemicals
   1,412,500  DSM N.V.                                               67,084,624
Data Processing
      54,732  ASML Holding N.V. (Note B, p. 9)                          358,727
Food & Household Products
      12,827  Unilever N.V.                                             754,773
Insurance
      34,098  ING Groep N.V.                                            624,968
                                                                 ---------------
Total Netherlands Stocks (Cost $58,760,109)                          68,823,092
                                                                 ---------------
================================================================================
SINGAPORE:                                                                0.73%
--------------------------------------------------------------------------------
Computer/Instrumentation
      18,800  Flextronics International Ltd.                            266,584
              (Note B, p. 9)
Transportation--Airlines
   2,135,000  Singapore Airlines Ltd.                                13,087,177
                                                                 ---------------
Total Singapore Stocks (Cost $12,025,694)                            13,353,761
                                                                 ---------------
================================================================================
SPAIN:                                                                    1.82%
--------------------------------------------------------------------------------
Construction & Housing
   1,599,246  Grupo Dragados S.A.                                    33,293,930
                                                                 ---------------
Total Spanish Stocks (Cost $25,992,567)                              33,293,930
                                                                 ---------------
================================================================================
SWEDEN:                                                                   6.13%
--------------------------------------------------------------------------------
Appliances & Household Durables
   2,533,700  Electrolux AB (Class B)                                55,100,339
Automobiles
     525,400  Autoliv Inc.                                           15,765,662
Machinery & Engineering
      13,032  Atlas Copco AB (Class A)                                  381,800
      27,427  Sandvik AB                                                750,436
Paper & Forest Products
   1,105,600  Svenska Cellulosa AB                                   39,953,537
                                                                 ---------------
Total Swedish Stocks (Cost $92,731,126)                             111,951,774
                                                                 ---------------
================================================================================
SWITZERLAND:                                                              0.44%
--------------------------------------------------------------------------------
Banking
      87,666  Credit Suisse Group                                     2,806,402
      26,114  UBS AG                                                  1,466,167
Business & Public Services
      14,082  Adecco S.A.                                               696,204
Health & Personal Care
      37,517  Novartis AG                                             1,452,583
Insurance
      24,504  Swiss Re                                                1,557,725
                                                                 ---------------
 Total Swiss Stocks (Cost $8,132,962)                                 7,979,081
                                                                 ---------------
================================================================================
UNITED KINGDOM:                                                          18.31%
--------------------------------------------------------------------------------
Banking
   3,136,800  Lloyds TSB Group plc                                   21,573,536
     220,744  Royal Bank of Scotland Group plc                        3,197,340
     192,528  Standard Chartered plc                                  2,689,851
Broadcasting & Publishing
     179,668  British Sky Broadcasting Group                          1,835,224
              plc (Note B, p. 9)
Business & Public Services
      93,010  WPP Group plc                                             784,625
Construction & Housing
   3,326,800  George Wimpey plc                                      20,184,410
   2,007,000  Persimmon plc                                          17,948,417
Data Processing
     388,010  Capita Group plc                                        1,586,626
Food & Household Products
     250,330  Reckitt Benckiser plc                                   2,517,473
Health & Personal Care
      46,945  AstraZeneca plc                                         1,983,633
   1,663,400  GlaxoSmithKline plc                                    34,534,696
   1,010,336  Shire Pharmaceuticals Group                             7,322,322
              plc (Note B, p. 9)
      99,360  Smith & Nephew plc                                        654,039
Insurance
   4,866,800  Aviva plc                                              37,779,559
  17,210,636  Royal & Sun Alliance Insurance                         23,101,275
              Group plc
  17,210,636  Royal & Sun Alliance Insurance                          3,504,528
              Group plc (Rights) (Note B, p. 9)
Leisure & Tourism
      49,298  Carnival plc                                            1,573,356
     238,417  Hilton Group plc                                          712,365
   3,622,016  InterContinental Hotels Group plc                      28,899,352
   2,489,900  Whitbread plc                                          28,827,006
Machinery & Engineering
      47,955  Smiths Group plc                                          533,282
Merchandising
      51,032  GUS plc                                                   556,471
      47,014  Next plc                                                  878,395
   6,342,410  Safeway plc                                            29,255,923
     701,128  Tesco plc                                               2,808,736


                                   Schedule of Investments--Stock Portfolios   7

================================================================================
Shares                          Description                         Market Value
================================================================================
Metal--Nonferrous
     103,823  BHP Billiton plc                                   $      689,456
Telecommunications
  29,358,100  Vodafone Group plc                                     58,560,624
                                                                 ---------------
Total United Kingdom Stocks
(Cost $354,003,810)                                                 334,492,520
                                                                 ---------------
Total Equities (Cost $1,641,395,345)                              1,810,747,508
================================================================================
REPURCHASE AGREEMENT:                                                     0.58%
--------------------------------------------------------------------------------
  10,692,000  State Street Bank & Trust Co.,                         10,692,000
              Repurchase Agreement, dated
              09/30/03, 0.75%, maturing 10/01/03
              for $10,692,223, collateral 10,965,000
              principal amount U.S. Treasury Bond,
              0.00%, 03/18/04, value $10,910,175
                                                                 ---------------
Total Repurchase Agreement
(Cost $10,692,000)                                                   10,692,000
                                                                 ---------------
================================================================================
TOTAL INVESTMENTS BEFORE SECURITY
LENDING COLLATERAL                                                       99.71%
--------------------------------------------------------------------------------
(Cost $1,652,087,345)                                            $1,821,439,508
(Note C, p. 9 )
================================================================================
INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED                                                        16.36%
--------------------------------------------------------------------------------
Repurchase Agreements: 13.96%
  51,000,000  ABN Amro Repurchase Agreement,                         51,000,000
              dated 09/30/03, 0.97%, maturing
              10/01/03 for $51,001,374, collateral
              50,741,000 principal amount U.S.
              Treasury Note, 3.25%, 05/31/04,
              value $52,134,855
  51,000,000  Banc One Capital Corp., Repurchase                     51,000,000
              Agreement, dated 09/30/03, 0.93%,
              maturing 10/01/03 for $51,001,318,
              collateral 50,499,000 principal amount
              U.S. Treasury Note, 6.00%, 08/15/04, U.S.
              Treasury Bill, zero coupon, 02/15/04,
              value $52,154,827
  51,000,000  Deutsche Bank Repurchase                               51,000,000
              Agreement, dated 09/30/03, 0.95%,
              maturing 10/01/03 for $51,001,346,
              collateral 51,005,000 principal amount
              U.S. Treasury Note, 2.125%, 10/31/04,
              value $52,062,334
  51,000,000  Goldman Sachs Group Inc.,                              51,000,000
              Repurchase Agreement, dated
              09/30/03, 0.75%, maturing 10/01/03
              for $51,001,063, collateral 43,577,000
              principal amount U.S. Treasury Note,
              6.375%, 08/15/27, value $52,104,583
  51,000,000  The Bear Stearns Cos., Inc.,                           51,000,000
              Repurchase Agreement, dated
              09/30/03, 0.95%, maturing 10/01/03
              for $51,001,346, collateral
              52,265,000 principal amount U.S.
              Treasury Bill, zero coupon,
              03/04/04, value $52,071,620
                                                                 ---------------
Total Repurchase Agreements
(Cost $255,000,000)                                                 255,000,000
                                                                 ---------------
Time Deposit: 2.40%
  43,826,000  Royal Bank of Canada                                   43,826,000
              Grand Cayman,
              1.09%, 10/01/2003
                                                                 ---------------
Total Time Deposit (Cost $43,826,000)                               43,826,000
                                                                 ---------------
Total Investment of Cash Collateral for
Securities Loaned (Cost $298,826,000)                               298,826,000
                                                                 ---------------
================================================================================
Total Investments
(Cost $1,950,913,345)                              116.07%       $2,120,265,508
(Note C, p. 9)
Cash and Other Assets, Less Liabilities            (16.07)         (293,598,246)
                                                   -------       ---------------
(Note D, p. 9)
Net Assets (Equivalent to $16.06
per share based on 113,738,511
shares of capital stock outstanding)               100.00%       $1,826,667,262
                                                   =======       ===============

================================================================================
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                                    Contract       Unrealized
Contracts     Description                            Amount       Depreciation
--------------------------------------------------------------------------------

690           DJ Euro Stoxx 50                      17,298,700   $     (820,534)
              Index, December 2003
240           FTSE 100 Index,                       10,138,945         (472,985)
              December 2003
100           Japanese TSE                       1,034,224,679         (168,062)
              Topix, December 2003
                                                                 ---------------
Total Long Stock Index Futures Contracts                         $   (1,461,581)
                                                                 ---------------
================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
     646,688  Australian Dollar                                  $      439,910
     577,137  British Pound                                             959,346
     599,628  Canadian Dollar                                           444,004
   4,470,531  Euro                                                    5,209,557
   3,614,113  Hong Kong Dollar                                          466,674
 122,719,349  Japanese Yen                                            1,101,462
       8,266  New Zealand Dollar                                          4,923
       1,159  Norwegian Krone                                               164
     597,504  Singapore Dollar                                          345,528
   8,469,847  Swedish Krona                                           1,093,138
       6,480  Swiss Franc                                                 4,910
                                                                 ---------------
Total Foreign Currencies                                         $   10,069,616
                                                                 ---------------


8   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.
(B)   Non-income-producing security.
(C) At September 30, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $274,084,810 and gross unrealized depreciation of investments was $104,732,647 resulting in net unrealized appreciation of $169,352,163 (excluding foreign currency transactions).
(D) Includes $2,411,963 (euro), $215,411 (Japanese yen) and $797,880 (British pounds) U.S. dollar equivalents pledged as collateral for futures transactions.

      Explanation of abbreviations:

      PFD--Preference Shares
      Stamm--German Ordinary Share
      Vorzug--German Preference Share

      Allocation of assets by industry as of September 30, 2003:
      Appliances & Household Durables                                      3.09%
      Automobiles                                                         12.55
      Autos & Auto Parts                                                   2.37
      Banking                                                             18.89
      Broadcasting & Publishing                                            0.16
      Building Materials                                                   4.63
      Business & Public Services                                           0.08
      Chemicals                                                            3.80
      Computer/Instrumentation                                             0.01
      Construction & Housing                                               4.02
      Data Processing                                                      5.07
      Electrical & Electronics                                             1.30
      Electronic Components & Instruments                                  0.11
      Energy Sources                                                       6.14
      Financial Services                                                   4.13
      Food & Household Products                                            2.32
      Health & Personal Care                                               4.39
      Insurance                                                            7.93
      Leisure & Tourism                                                    3.28
      Machinery & Engineering                                              0.28
      Merchandising                                                        2.36
      Metal--Nonferrous                                                    0.04
      Metal--Steel                                                         3.34
      Miscellaneous Materials                                              0.06
      Paper & Forest Products                                              2.19
      Real Estate                                                          0.32
      Telecommunications                                                   4.46
      Textiles/Apparel                                                     0.14
      Transportation--Airlines                                             1.59
      Wholesale & International Trade                                      0.08
      Repurchase Agreement                                                 0.58
      Cash and Other Assets, Less Liabilities++                            0.29
                                                                         -------
    Total                                                                100.00%
                                                                         =======

See Notes to Financial Statements.

++ Includes investment of cash collateral for securities loaned.

--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                        Emerging Markets Value Portfolio
                               September 30, 2003
--------------------------------------------------------------------------------
Shares                          Description                        Market Value*
================================================================================
EQUITIES:                                                                98.66%
================================================================================
ARGENTINA:                                                                1.85%
--------------------------------------------------------------------------------
Metal-Steel
       3,754,836    Tenaris S.A.                                 $   10,184,791
Real Estate
       3,590,027    IRSA Inversiones y                                3,204,831
                    Representaciones S.A.
Utilities--Electric, Gas & Water
       3,143,000    Central Costanera S.A. (Class B)                  3,248,217
                    (Note A, p. 12)
                                                                 ---------------
Total Argentine Stocks (Cost $22,207,773)                            16,637,839
                                                                 ---------------
================================================================================
BRAZIL:                                                                  10.16%
--------------------------------------------------------------------------------
Banking
   1,887,878,617  Banco Bradesco S.A. (PFD)                           7,418,624
Beverage & Tobacco
       1,020,100    Souza Cruz S.A.                                   8,644,620
Energy Sources
       1,318,000    Petroleo Brasileiros S.A. (PFD)                  27,314,779
Financial Services
     804,700,000    Banco do Brasil S.A.                              4,399,521
         215,700    Unibanco--Uniao de Bancos                         4,270,860
                    Brasileiros S.A. ADR
Metal--Steel
         517,180    Gerdau S.A. ADR                                   7,216,678
         680,000    Usinas Siderurgicas de Minas                      4,531,010
                    Gerais S.A. (PFD)
Paper & Forest Products
     323,423,014    Votorantim Cellulose Papel S.A.                  16,853,583
                    (PFD)
Utilities--Electric, Gas & Water
     693,713,000    Centrais Eletricas Brasileiras S.A.               5,736,495
     707,738,000    Companhia Paranaense de                           1,584,037
                    Energia (Note A, p. 12)
   1,066,234,200    Copanhia Paranaense de                            3,304,543
                    Energia-Copel (PFD)
                    (Note A, p. 12)
                                                                 ---------------
Total Brazilian Stocks (Cost $68,223,917)                            91,274,750
                                                                 ---------------
================================================================================
CHILE:                                                                    1.91%
--------------------------------------------------------------------------------
Banking
         743,800    Banco Santander Chile S.A. ADR                   17,190,408
                                                                 ---------------
Total Chilean Stocks (Cost $14,127,424)                              17,190,408
                                                                 ---------------

*See Note 1, page 38 in Notes to Financial Statements.


                                   Schedule of Investments--Stock Portfolios   9

================================================================================
Shares                          Description                         Market Value
================================================================================
CHINA:                                                                    6.09%
--------------------------------------------------------------------------------
Chemicals
      68,300,000    Sinopec Shanghai Petrochemical                  $14,463,612
                    Co., Ltd.
Energy Sources
      82,500,000    China Petroleum & Chemical Corp.                 22,903,647
      22,939,000    Yanzhou Coal Mining Co., Ltd.                    12,884,749
Utilities--Electric, Gas & Water
      15,000,000    Shandong International Power                      4,454,832
                    Development Co., Ltd.
                                                                 ---------------
Total Chinese Stocks (Cost $38,647,252)                              54,706,840
                                                                 ---------------
================================================================================
CZECH REPUBLIC:                                                           1.24%
--------------------------------------------------------------------------------
Banking
          60,000    Komercni Banka A.S.                               5,208,341
Utilities--Electric, Gas & Water
       1,186,600    CEZ                                               5,893,350
                                                                 ---------------
Total Czech Republic Stocks (Cost $7,275,192)                        11,101,691
                                                                 ---------------
================================================================================
GREECE:                                                                   0.30%
--------------------------------------------------------------------------------
Transportation--Shipping
         938,600    Attica Enterprise Holding S.A.                    2,679,458
                                                                 ---------------
Total Greek Stocks (Cost $6,358,851)                                  2,679,458
                                                                 ---------------
================================================================================
HUNGARY:                                                                  2.29%
--------------------------------------------------------------------------------
Energy Sources
         548,000    MOL Magyar Olaj-es Gazipari Rt.                  15,062,877
         200,000    MOL Magyar Olaj-es Gazipari Rt.                   5,540,000
                    GDR
                                                                 ---------------
Total Hungarian Stocks (Cost $18,581,137)                            20,602,877
                                                                 ---------------
================================================================================
INDIA:                                                                    8.51%
--------------------------------------------------------------------------------
Banking
       1,060,000    Canara Bank Ltd.                                  2,845,318
       4,929,558    ICICI Bank Ltd.                                  22,064,509
           8,800    ICICI Bank Ltd. ADR                                  78,596
         765,000    Oriental Bank of Commerce                         3,486,108
         940,000    Punjab National Bank Ltd.                         3,840,916
Building Materials
         680,000    Grasim Industries                                 9,921,849
Data Processing
       4,370,000    Satyam Computer Services Ltd.                    24,312,343
Energy Sources
         650,000    Bharat Petroleum Corp., Ltd.                      5,221,498
Metal-Nonferrous
         231,783    Hindalco Industries Ltd.                          4,664,090
                                                                 ---------------
Total Indian Stocks (Cost $51,677,976)                               76,435,227
                                                                 ---------------
================================================================================
INDONESIA:                                                                5.18%
--------------------------------------------------------------------------------
Automobiles
      14,226,000    PT Astra International Tbk                        7,667,975
                    (Note A, p. 12)
Banking
      53,963,000    PT Bank Central Asia Tbk                         21,694,476
Retail
      24,241,000    PT Matahari Putra Prima Tbk                       1,400,463
Telecommunications
      23,180,000    PT Telekomunikasi Indonesia                      15,738,654
                    (Local)
                                                                 ---------------
Total Indonesian Stocks (Cost $22,922,681)                           46,501,568
                                                                 ---------------
================================================================================
ISRAEL:                                                                   3.35%
--------------------------------------------------------------------------------
Banking
       7,468,600    Bank Hapoalim Ltd.                               14,705,277
                    (Note A, p. 12)
       6,258,800    Bank Leumi Le-Israel                              8,900,903
                    (Note A, p. 12)
Chemicals
       1,193,900    Israel Chemicals Ltd.                             1,566,255
Electrical & Electronics
       1,560,000    Scitex Corp., Ltd. (Note A, p. 12)                4,898,400
Multi-Industry
               0    Koor Industries Ltd. (Note A, p. 12)                      5
                                                                 ---------------
Total Israeli Stocks (Cost $33,763,923)                              30,070,840
                                                                 ---------------
================================================================================
MALAYSIA:                                                                 3.39%
--------------------------------------------------------------------------------
Automobiles
      10,757,000    Tan Chong Motor Holdings Berhad                   3,595,103
Banking
      11,015,625    Public Bank Berhad (Foreign)                      7,537,006
Real Estate
       1,212,000    IOI Properties Berhad                             2,136,947
       4,308,500    S P Setia Berhad Group                            3,991,032
Utilities--Electric, Gas & Water
      10,574,000    Malakoff Berhad                                  13,189,674
                                                                 ---------------
Total Malaysian Stocks (Cost $23,369,551)                            30,449,762
                                                                 ---------------
================================================================================
MEXICO:                                                                   7.49%
--------------------------------------------------------------------------------
Building Materials
       4,726,234    Cemex S.A. de C.V.                               23,577,438
Construction & Housing
         886,600    Corporacion GEO S.A. de C.V.                      3,991,514
                    (Note A, p. 12)
Financial Services
       8,250,000    Grupo Financiero Banorte S.A.                    24,881,310
                    de C.V.


10   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Shares                          Description                         Market Value
================================================================================
Food & Household Products
       4,150,000    Grupo Minsa S.A. de C.V.                     $    1,283,311
                    (Notes A & B, p. 12)
Merchandising
       1,868,900    Controladora Comercial                            1,283,328
                    Mexicana S.A. de C.V.
Metal--Steel
         830,800    Grupo Industrial Saltillo S.A. de C.V.            1,323,084
       1,926,000    Hylsamex S.A. (Note A, p. 12)                     1,243,711
Paper & Forest Products
          66,400    Corp Durango S.A. ADR                                90,244
                    (Note A, p. 12)
Telecommunications
         316,150    Telefonos de Mexico S.A. ADR                      9,624,586
                                                                 ---------------
Total Mexican Stocks (Cost $66,170,504)                              67,298,526
                                                                 ---------------
================================================================================
PHILIPPINES:                                                              2.07%
--------------------------------------------------------------------------------
Banking
       8,489,900    Metropolitan Bank & Trust Co.                     4,486,690
                    (Note A, p. 12)
Real Estate
      79,064,000    Ayala Land Inc.                                   9,077,051
       9,700,000    SM Prime Holdings                                 1,113,622
Utilities--Electric, Gas & Water
       9,427,400    Manila Electric Co.                               3,908,398
                    (Note A, p. 12)
                                                                 ---------------
Total Philippine Stocks (Cost $27,184,919)                           18,585,761
                                                                 ---------------
================================================================================
PORTUGAL:                                                                 0.00%
--------------------------------------------------------------------------------
Banking
               1    Banco Comercial Portugues S.A.                            2
                                                                 ---------------
Total Portugese Stocks (Cost $0)                                              2
                                                                 ---------------
================================================================================
SOUTH AFRICA:                                                             11.45%
--------------------------------------------------------------------------------
Banking
       3,457,146    ABSA Group Ltd.                                  17,132,108
Chemicals
       2,297,000    AECI Ltd.                                         9,249,044
Construction & Housing
       4,700,000    Murray & Roberts Holdings Ltd.                    8,854,152
Food & Household Products
       1,829,310    Anglovaal Industries Ltd.                         4,445,819
         635,500    Tongaat-Hulett Group Ltd.                         3,198,611
Health & Personal Care
      10,840,000    Network Healthcare Holdings Ltd.                  6,391,325
Insurance
      12,821,800    Sanlam Ltd.                                      14,068,615
Machinery & Engineering
         516,000    Barloworld Ltd.                                   4,211,079
Paper & Forest Products
       1,865,000    Sappi Ltd.                                       24,607,229
Telecommunications
       1,704,960    Telkom SA Ltd. (Note A, p. 12)                   10,739,056
                                                                 ---------------
Total South African Stocks
(Cost $76,245,862)                                                  102,897,038
                                                                 ---------------
================================================================================
SOUTH KOREA:                                                             15.11%
--------------------------------------------------------------------------------
Automobiles
         415,000    Hyundai Mobis                                    13,350,432
         380,000    Hyundai Motor Co., Ltd.                          10,935,965
Banking
         356,200    Kookmin Bank                                     11,675,642
          29,400    Kookmin Bank ADR                                    967,260
       1,755,000    Shinhan Financial                                23,803,852
Construction & Housing
         500,000    Daelim Industrial Co., Ltd.                      10,520,367
         790,000    LG Engineering & Construction                    13,393,905
                    Corp.
Electrical & Electronics
          17,250    LG Electronics Inc.                                 832,392
Food & Household Products
          13,620    Lotte Confectionery Co., Ltd.                     6,264,383
Insurance
         227,000    Samsung Fire & Marine                            12,710,342
                    Insurance Co., Ltd.
Merchandising
          41,000    Shinsegae Co., Ltd.                               7,254,271
Metal--Steel
         144,000    POSCO                                            16,526,540
Utilities--Electric, Gas & Water
         367,000    Korea Electric Power Corp.                        6,908,273
          41,880    Seoul City Gas Co., Ltd.                            597,167
                                                                 ---------------
Total South Korean Stocks
(Cost $103,118,416)                                                 135,740,791
                                                                 ---------------
================================================================================
TAIWAN:                                                                   8.13%
--------------------------------------------------------------------------------
Banking
      16,894,200    Chinatrust Financial Holding                     14,475,019
                    Co., Ltd.
Building Materials
      20,586,775    Asia Cement Corp.                                 8,727,865
Electrical & Electronics
       4,263,886    Acer Inc.                                         5,878,171
      19,137,840    Compal Electronics Inc.                          26,950,708
       3,669,750    Gigabyte Technology Co., Ltd.                     7,126,256
Electronic Components & Instruments
      14,425,000    Ritek Corp. (Note A, p. 12)                       9,878,965
                                                                 ---------------
Total Taiwanese Stocks (Cost $60,759,630)                            73,036,984
                                                                 ---------------


                                  Schedule of Investments--Stock Portfolios   11

================================================================================
Shares                          Description                         Market Value
================================================================================
THAILAND:                                                                 5.35%
--------------------------------------------------------------------------------
Banking
       9,750,000    Siam Commercial Bank Public                  $    9,567,324
                    Co., Ltd. (Foreign) (PFD)
                    (Note A, below)
Chemicals
       5,073,500    National Petrochemical Public                     9,632,426
                    Co., Ltd. (Foreign)
Energy Sources
      12,560,000    PTT Public Co., Ltd. (Foreign)                   23,532,351
                    (PFD)
Food & Household Products
      11,905,800    Saha Pathana Inter-Holding                        3,866,485
                    Public Co., Ltd. (Foreign)
       2,082,500    Thai Union Frozen Products Co., Ltd.              1,508,681
                                                                 ---------------
Total Thai Stocks (Cost $20,891,351)                                 48,107,267
                                                                 ---------------
================================================================================
TURKEY:                                                                   4.79%
--------------------------------------------------------------------------------
Appliances & Household Durables
   1,880,000,000    Vestel Electronik (Note A, p. 12)                 5,167,805
Automobiles
   2,411,309,600    Ford Otomotiv Sanayi A.S.                        11,003,820
                    (Note A, below)
Banking
   4,500,415,968    Akbank T.A.S.                                    17,949,916
          10,900    Turkiye Garanti Bankasi A.S.                             20
                    (Note A, below)
Energy Sources
     971,250,000    Tupras-Turkiye Petrol                             8,306,055
                    Rafinerileri A.S.
Miscellaneous Materials
      20,625,000    Brisa Bridgestone Sabanci                           604,002
                    Lastik San. Ve Tic A.S.
                                                                 ---------------
Total Turkish Stocks (Cost $28,289,100)                              43,031,618
                                                                 ---------------
Total Equities (Cost $689,815,459)                                  886,349,247
                                                                 ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $689,815,459)              98.66%        $  886,349,247
(Note C, below)
Cash and Other Assets, Less Liabilities             1.34             12,052,646
                                                  -------        --------------
Net Assets (Equivalent to $20.81
per share based on 43,165,689
shares of capital stock outstanding)              100.00%        $  898,401,893
                                                  =======        ==============

================================================================================
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity            Description                                     Market Value
--------------------------------------------------------------------------------

       2,091,331    Argentine Peso                               $      718,054
       7,453,754    Brazilian Real                                    2,546,986
       4,690,514    Czech Koruna                                        171,293
         126,161    Euro                                                147,003
       2,589,726    Hong Kong Dollar                                    334,398
       2,630,620    Hungarian Forint                                     12,051
     287,713,728    Indian Rupee                                      6,301,911
  20,872,648,685    Indonesian Rupiah                                 2,486,319
       1,738,259    Israeli Shekel                                      391,147
       2,840,889    Malaysian Ringgit                                   747,602
       3,937,136    Mexican Peso                                        358,085
     246,354,981    New Taiwan Dollar                                 7,303,735
     129,423,561    Philippine Peso                                   2,358,516
       1,222,199    Polish Zloty                                        309,967
         103,937    Singapore Dollar                                     60,105
      12,683,803    South African Rand                                1,824,010
              13    South Korean Won                                          0
      30,776,230    Thailand Baht                                       768,829
 152,029,103,328    Turkish Lira                                        109,256
                                                                 ---------------
Total Foreign Currencies                                         $   26,949,267
                                                                 ---------------

================================================================================
(A)   Non-income-producing security
(B)   Illiquid security (Note 1A, p. 38)
(C) At September 30, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $246,328,923 and gross unrealized depreciation of investments was $49,795,135 resulting in net unrealized appreciation of $196,533,788 (excluding foreign currency transactions).

      Explanation of abbreviations:

      ADR--American Depository Receipts
      GDR--Global Depository Receipts
      PFD--Preference Shares


12   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

     Allocation of assets by industry as of September 30, 2003:
     Appliances & Household Durables                                       0.58%
     Automobiles                                                           5.18
     Banking                                                              23.93
     Beverage & Tobacco                                                    0.96
     Building Materials                                                    4.70
     Chemicals                                                             3.89
     Construction & Housing                                                4.09
     Data Processing                                                       2.71
     Electrical & Electronics                                              5.09
     Electronic Components & Instruments                                   1.10
     Energy Sources                                                       13.44
     Financial Services                                                    3.73
     Food & Household Products                                             2.29
     Health & Personal Care                                                0.71
     Insurance                                                             2.98
     Machinery & Engineering                                               0.47
     Merchandising                                                         0.95
     Metal--Steel                                                          5.09
     Miscellaneous Materials                                               0.07
     Paper & Forest Products                                               4.62
     Real Estate                                                           2.17
     Retail                                                                0.16
     Telecommunications                                                    4.02
     Transportation--Shipping                                              0.30
     Utilities--Electric, Gas & Water                                      5.43
     Cash and Other Assets, Less Liabilities                               1.34
                                                                         -------
    Total                                                                100.00%
                                                                         =======

See Notes to Financial Statements.


                                  Schedule of Investments--Stock Portfolios   13

SCBMFANNST0903

Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------
                               September 30, 2003
--------------------------------------------------------------------------------

Schedule of Investments
To the Annual Report
For the Taxable Bond
Portfolios

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Intermediate Duration
--------------------------------------------------------------------------------
Short Duration Plus
--------------------------------------------------------------------------------
U.S. Government Short Duration

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                         Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Intermediate Duration Portfolio, Short Duration Plus Portfolio, and U.S. Government Short Duration Portfolio (three of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, except for the financial highlights of the Short Duration Class Shares of the Short Duration Plus Portfolio, which are presented in a separate financial report, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


New York, New York
November 25, 2003

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                         Intermediate Duration Portfolio
                               September 30, 2003
--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                  36.31%
================================================================================
U.S. Treasury Bill: 14.95%
$359,245,000  0.875%, 10/09/2003                                 $  359,175,147
                                                                 ---------------
Total U.S. Treasury Bill (Cost $359,175,147)                       359,175,147
                                                                 ---------------
Repurchase Agreement: 21.36%
 513,151,000  State Street Bank & Trust Co.,                        513,151,000
              Repurchase Agreement,
              Dated 09/30/03, 1.00%, maturing
              10/01/03 for $513,165,254
              collateralized by $516,875,000
              FFCBs, FHLBs, FHLMCs, and
              FNMAs 1.035% to 4.875%, due
              05/14/04 to 08/15/05, value
              $523,457,341
                                                                 ---------------
Total Repurchase Agreement
(Cost $513,151,000)                                                 513,151,000
                                                                 ---------------
Total Short-Term Investments
(Cost $872,326,147)                                                 872,326,147
                                                                 ---------------
================================================================================
U.S. TREASURY NOTES:                                                      11.28%
--------------------------------------------------------------------------------
 211,970,000  2.25%, 07/31/2004                                     214,131,246
  23,820,000  2.625%, 05/15/2008                                     23,765,119
  16,775,000  3.125%, 09/15/2008                                     17,013,524
   1,775,000  3.625%, 05/15/2013                                      1,742,759
  10,735,000  4.25%, 08/15/2013                                      11,007,991
   2,700,000  6.625%, 02/15/2027                                      3,314,884
                                                                 ---------------
Total U.S. Treasury Notes (Cost $270,553,142)                       270,975,523
                                                                 ---------------
================================================================================
U.S. TREASURY BONDS:                                                      5.16%
--------------------------------------------------------------------------------
  45,120,000  8.75%, 05/15/2017                                      64,863,564
  36,570,000  7.875%, 02/15/2021                                     49,982,340
   8,545,000  5.375%, 02/15/2031                                      9,172,528
                                                                 ---------------
Total U.S. Treasury Bonds (Cost $125,485,536)                       124,018,432
                                                                 ---------------
================================================================================
U.S. GOVERNMENT AGENCY:                                                   1.54%
--------------------------------------------------------------------------------
  29,520,000  Federal National Mortgage                              28,913,600
              Association,
              2.50%, 06/15/2008
   8,205,000  Federal National Mortgage                               8,173,575
              Association,
              4.375%, 03/15/2013
                                                                 ---------------
Total U.S. Government Agency
(Cost $35,655,985)                                                   37,087,175
                                                                 ---------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                  32.64%
--------------------------------------------------------------------------------
  39,550,000  Federal National Mortgage                              38,969,090
              Association Pool TBA,
              4.00%, 10/25/2018
              (Note A, p. 11)
  34,980,000  Federal National Mortgage                              35,843,586
              Association Pool TBA,
              5.00%, 10/25/2018
              (Note A, p. 11)
 192,865,000  Federal National Mortgage                             199,445,453
              Association Pool TBA,
              6.00%, 10/25/2018
              (Note A, p. 11)
      82,168  Federal National Mortgage                                  88,228
              Association Pool #252971,
              7.50%, 09/01/2022
          16  Federal Home Loan Mortgage                                     17
              Corp. Pool #C80297,
              8.50%, 05/01/2025
      65,363  Federal National Mortgage                                  68,357
              Association Pool #313097,
              6.50%, 05/01/2026
     231,888  Federal National Mortgage                                 248,390
              Association Pool #313119,
              7.50%, 10/01/2026
       6,039  Government National Mortgage                                6,593
              Association Pool #442121,
              8.50%, 11/15/2026
     399,344  Federal National Mortgage                                 427,165
              Association Pool #351721,
              7.50%, 02/01/2027
     224,802  Federal National Mortgage                                 240,800
              Association Pool #367732,
              7.50%, 02/01/2027
      11,497  Government National Mortgage                               12,261
              Association Pool #780651,
              7.00%, 10/15/2027
   3,564,200  Federal National Mortgage                               3,723,124
              Association Pool #313954,
              6.50%, 01/01/2028
     588,367  Federal National Mortgage                                 614,211
              Association Pool #412590,
              6.50%, 02/01/2028
     227,466  Federal National Mortgage                                 237,457
              Association Pool #442847,
              6.50%, 12/01/2028
     914,291  Federal National Mortgage                                 954,451
              Association Pool #252212,
              6.50%, 01/01/2029
   4,176,823  Federal National Mortgage                               4,360,287
              Association Pool #323621,
              6.50%, 01/01/2029
     143,284  Federal National Mortgage                                 149,577
              Association Pool #453108,
              6.50%, 01/01/2029

*See Note 1, page 38 in Notes to Financial Statements.


                            Schedule of Investments--Taxable Bond Portfolios   1

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$     57,406  Federal National Mortgage                          $       59,909
              Association Pool #455686,
              6.50%, 01/01/2029
      68,245  Federal National Mortgage                                  71,221
              Association Pool #485793,
              6.50%, 02/01/2029
     707,626  Federal National Mortgage                                 738,483
              Association Pool #484754,
              6.50%, 03/01/2029
     764,541  Federal National Mortgage                                 797,879
              Association Pool #489366,
              6.50%, 03/01/2029
      90,149  Federal National Mortgage                                  94,080
              Association Pool #490466,
              6.50%, 03/01/2029
      49,074  Federal National Mortgage                                  51,214
              Association Pool #491193,
              6.50%, 03/01/2029
     766,221  Federal National Mortgage                                 799,877
              Association Pool #323979,
              6.50%, 04/01/2029
      33,455  Federal National Mortgage                                  34,913
              Association Pool #493511,
              6.50%, 04/01/2029
      57,871  Federal National Mortgage                                  60,395
              Association Pool #489500,
              6.50%, 06/01/2029
      89,202  Federal National Mortgage                                  93,092
              Association Pool #556233,
              6.50%, 06/01/2029
     278,101  Federal National Mortgage                                 296,939
              Association Pool #456545,
              7.50%, 06/01/2029
     225,891  Federal National Mortgage                                 235,741
              Association Pool #508584,
              6.50%, 08/01/2029
     509,071  Federal National Mortgage                                 531,270
              Association Pool #510359,
              6.50%, 09/01/2029
     175,923  Federal National Mortgage                                 187,840
              Association Pool #514184,
              7.50%, 09/01/2029
       7,239  Federal National Mortgage                                   7,729
              Association Pool #516472,
              7.50%, 09/01/2029
     799,388  Federal National Mortgage                                 853,537
              Association Pool #190303,
              7.50%, 11/01/2029
     208,041  Federal National Mortgage                                 222,134
              Association Pool #323998,
              7.50%, 11/01/2029
     276,457  Federal National Mortgage                                 295,184
              Association Pool #252925,
              7.50%, 12/01/2029
      35,245  Federal National Mortgage                                  37,632
              Association Pool #522769,
              7.50%, 12/01/2029
      33,349  Federal National Mortgage                                  35,608
              Association Pool #252981,
              7.50%, 01/01/2030
      48,531  Federal National Mortgage                                  51,818
              Association Pool #522897,
              7.50%, 01/01/2030
     282,842  Federal National Mortgage                                 302,002
              Association Pool #535117,
              7.50%, 01/01/2030
     908,091  Federal National Mortgage                                 969,604
              Association Pool #253037,
              7.50%, 02/01/2030
     371,085  Federal National Mortgage                                 396,222
              Association Pool #539087,
              7.50%, 02/01/2030
       7,367  Federal National Mortgage                                   7,865
              Association Pool #528009,
              7.50%, 03/01/2030
     145,126  Federal National Mortgage                                 155,004
              Association Pool #535193,
              7.50%, 03/01/2030
     255,323  Federal National Mortgage                                 272,560
              Association Pool #535334,
              7.50%, 06/01/2030
      20,145  Federal National Mortgage                                  21,505
              Association Pool #541792,
              7.50%, 06/01/2030
     104,683  Federal National Mortgage                                 109,247
              Association Pool #556181,
              6.50%, 07/01/2030
     103,081  Federal National Mortgage                                 110,040
              Association Pool #536279,
              7.50%, 07/01/2030
     269,430  Federal National Mortgage                                 281,015
              Association Pool #563562,
              6.50%, 12/01/2030
     284,353  Federal National Mortgage                                 303,550
              Association Pool #545065,
              7.50%, 12/01/2030
      65,318  Federal National Mortgage                                  69,727
              Association Pool #535714,
              7.50%, 01/01/2031
     120,219  Federal National Mortgage                                 128,335
              Association Pool #573716,
              7.50%, 01/01/2031
      49,405  Federal National Mortgage                                  51,530
              Association Pool #562514,
              6.50%, 02/01/2031
     225,788  Federal National Mortgage                                 241,030
              Association Pool #569972,
              7.50%, 03/01/2031
      17,960  Federal National Mortgage                                  18,728
              Association Pool #577604,
              6.50%, 04/01/2031
     583,404  Federal National Mortgage                                 622,778
              Association Pool #253712,
              7.50%, 04/01/2031


2   Sanford C. Bernstein Fund, Inc.--2003 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$    330,937  Federal National Mortgage                          $      353,279
              Association Pool #571990,
              7.50%, 04/01/2031
      35,646  Government National Mortgage                               37,457
              Association Pool #536099,
              6.50%, 04/15/2031
      27,178  Federal National Mortgage                                  29,012
              Association Pool #573282,
              7.50%, 05/01/2031
     337,892  Federal National Mortgage                                 360,776
              Association Pool #545144,
              7.50%, 06/01/2031
      18,868  Government National Mortgage                               19,828
              Association Pool #549418,
              6.50%, 06/15/2031
     885,990  Government National Mortgage                              931,364
              Association Pool #561487,
              6.50%, 06/15/2031
     692,682  Federal National Mortgage                                 739,603
              Association Pool #545086,
              7.50%, 07/01/2031
     104,162  Federal National Mortgage                                 111,192
              Association Pool #585187,
              7.50%, 07/01/2031
     975,224  Government National Mortgage                            1,024,797
              Association Pool #550162,
              6.50%, 07/15/2031
     347,647  Federal National Mortgage                                 362,510
              Association Pool #586059,
              6.50%, 08/01/2031
     221,099  Federal National Mortgage                                 236,021
              Association Pool #591018,
              7.50%, 08/01/2031
     262,292  Federal National Mortgage                                 279,995
              Association Pool #591218,
              7.50%, 08/01/2031
     243,097  Federal National Mortgage                                 253,697
              Association Pool #618375,
              6.50%, 09/01/2031
     180,926  Federal National Mortgage                                 193,136
              Association Pool #580082,
              7.50%, 09/01/2031
     179,209  Government National Mortgage                              188,319
              Association Pool #559717,
              6.50%, 09/15/2031
     879,587  Federal National Mortgage                                 938,952
              Association Pool #608081,
              7.50%, 10/01/2031
     112,521  Federal National Mortgage                                 120,115
              Association Pool #610075,
              7.50%, 10/01/2031
     668,274  Federal National Mortgage                                 713,543
              Association Pool #618205,
              7.50%, 10/01/2031
     998,730  Government National Mortgage                            1,049,498
              Association Pool #550987,
              6.50%, 10/15/2031
     492,982  Federal National Mortgage                                 526,263
              Association Pool #545304,
              7.50%, 11/01/2031
      45,938  Government National Mortgage                               48,290
              Association Pool #471447,
              6.50%, 11/15/2031
     122,412  Government National Mortgage                              128,680
              Association Pool #548677,
              6.50%, 11/15/2031
     290,481  Government National Mortgage                              305,248
              Association Pool #559442,
              6.50%, 11/15/2031
     664,187  Government National Mortgage                              697,950
              Association Pool #568174,
              6.50%, 11/15/2031
     952,121  Government National Mortgage                            1,000,521
              Association Pool #577811,
              6.50%, 01/15/2032
       5,896  Federal National Mortgage                                   6,148
              Association Pool #631415,
              6.50%, 02/01/2032
     110,840  Federal National Mortgage                                 118,322
              Association Pool #545448,
              7.50%, 02/01/2032
     562,489  Federal National Mortgage                                 600,427
              Association Pool #627932,
              7.50%, 02/01/2032
     113,841  Federal National Mortgage                                 121,526
              Association Pool #545546,
              7.50%, 03/01/2032
     410,839  Federal National Mortgage                                 438,574
              Association Pool #545562,
              7.50%, 03/01/2032
     530,726  Federal National Mortgage                                 566,522
              Association Pool #628887,
              7.50%, 03/01/2032
      72,885  Government National Mortgage                               76,591
              Association Pool #551799,
              6.50%, 05/15/2032
      41,442  Government National Mortgage                               43,549
              Association Pool #590303,
              6.50%, 05/15/2032
     866,590  Government National Mortgage                              910,652
              Association Pool #552613,
              6.50%, 06/15/2032
     373,655  Government National Mortgage                              392,649
              Association Pool #585232,
              6.50%, 06/15/2032
     231,458  Government National Mortgage                              243,223
              Association Pool #589002,
              6.50%, 06/15/2032
     687,407  Government National Mortgage                              722,349
              Association Pool #578319,
              6.50%, 07/15/2032
     948,478  Government National Mortgage                              997,073
              Association Pool #781468,
              6.50%, 07/15/2032


                            Schedule of Investments--Taxable Bond Portfolios   3

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$     32,554  Government National Mortgage                       $       34,209
              Association Pool #552762,
              6.50%, 09/15/2032
     283,532  Government National Mortgage                              297,945
              Association Pool #591311,
              6.50%, 09/15/2032
     104,256  Government National Mortgage                              109,556
              Association Pool #591616,
              6.50%, 09/15/2032
     342,714  Government National Mortgage                              360,135
              Association Pool #596623,
              6.50%, 10/15/2032
     845,227  Government National Mortgage                              888,193
              Association Pool #781561,
              6.50%, 11/15/2032
  21,000,000  Government National Mortgage                           22,045,401
              Association Pool TBA,
              6.50%, 09/15/2033
              (Note A, p. 11)
 118,230,000  Federal Home Loan Mortgage                            120,594,600
              Corp. Pool TBA,
              5.50%, 10/15/2033
              (Note A, p. 11)
  47,645,000  Government National Mortgage                           48,850,990
              Association Pool TBA,
              5.50%, 10/15/2033
              (Note A, p. 11)
  30,760,000  Federal Home Loan Mortgage                             31,788,553
              Corp. Pool TBA,
              6.00%, 10/15/2033
              (Note A, p. 11)
  51,840,000  Government National Mortgage                           53,848,800
              Association Pool TBA,
              6.00%, 10/15/2033
              (Note A, p. 11)
  33,210,000  Federal National Mortgage                              33,884,561
              Association Pool TBA,
              5.50%, 10/25/2033
              (Note A, p. 11)
 153,840,000  Federal National Mortgage                             160,378,200
              Association Pool TBA,
              6.50%, 10/25/2033
              (Note A, p. 11)
                                                                 ---------------
Total Mortgage Pass-Throughs
(Cost $773,393,649)                                                 783,975,078
                                                                 ---------------
================================================================================
AEROSPACE/DEFENSE:                                                        0.21%
--------------------------------------------------------------------------------
   1,865,000  Boeing Capital Corp.,                                   1,940,805
              Senior Note,
              4.75%, 08/25/2008
   2,645,000  Northrop Grumman Corp.,                                 3,096,546
              7.125%, 02/15/2011
                                                                 ---------------
Total Aerospace/Defense (Cost $5,084,334)                             5,037,351
                                                                 ---------------
================================================================================
AUTOMOTIVE:                                                               0.82%
--------------------------------------------------------------------------------
   5,715,000  DaimlerChrysler NA Holding,                             5,851,343
              4.75%, 01/15/2008
     520,000  Dana Corp.,                                               583,700
              10.125%, 03/15/2010,
              Callable 03/15/2006 @ 105.06
     375,000  TRW Automotive, Senior Note,                              423,750
              Rule 144A, 9.375%, 02/15/2013,
              Callable 02/15/2008 @ 104.69
              (Note B, p. 11)
     375,000  TRW Automotive,                                           438,750
              Senior Subordinated Note,
              Rule 144A,
              11.00%, 02/15/2013,
              Callable 02/15/2008 @ 105.5
              (Note B, p. 11)
   4,425,000  Ford Motor Co.,                                         4,092,240
              7.45%, 07/16/2031
   7,985,000  General Motors Corp.,                                   8,372,632
              8.375%, 07/15/2033
                                                                 ---------------
Total Automotive (Cost $18,799,381)                                  19,762,415
                                                                 ---------------
================================================================================
BANKING:                                                                  5.10%
--------------------------------------------------------------------------------
   2,365,000  Washington Mutual Finance Corp.,                        2,594,223
              6.25%, 05/15/2006
   2,780,000  National City Corp.,                                    2,779,992
              3.20%, 04/01/2008
   5,705,000  GreenPoint Financial Corp.,                             5,554,097
              Senior Note, Rule 144A
              3.20%, 06/06/2008
              (Note B, p. 11)
   4,115,000  Mizuho JGB Investment LLC                               4,439,258
              Series A, Rule 144A,
              9.87%, 06/30/2008
              (Note B, p. 11)
  15,300,000  Citigroup Inc.,                                        18,148,003
              Subordinated Note, Global Bond,
              7.25%, 10/01/2010
   7,920,000  Unicredito Italiano Capital Trust II,                  10,075,380
              Rule 144A,
              9.20%, 10/05/2010
              (Note B, p. 11)
   4,830,000  ING Capital Funding Trust III,                          5,910,476
              8.439%, 12/30/2010
   7,450,000  J.P. Morgan Chase & Co.,                                8,572,335
              6.75%, 02/01/2011
   9,595,000  US Bank NA, Subordinated Note,                         10,910,331
              6.375%, 08/01/2011
   6,000,000  Barclays Bank plc, Rule 144A,                           7,023,240
              8.55%, 12/15/2011
              (Note B, p. 11)
   7,225,000  Bank of America Corp.,                                  8,097,195
              Senior Note,
              6.25%, 04/15/2012


4   Sanford C. Bernstein Fund, Inc.--2003 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$  2,645,000  M&T Bank Corp.,                                    $    2,655,625
              Subordinated Note,
              3.85%, 04/01/2013,
              Callable 04/01/2008 @ 100
   3,215,000  Capital One Bank,                                       3,296,413
              Subordinated Note,
              6.50%, 06/13/2013
  10,525,000  RBS Capital Trust I,                                   10,203,440
              4.709%, 07/01/2013
   4,505,000  UFJ Finance Aruba AEC,                                  4,728,173
              6.75%, 07/15/2013
  10,590,000  Great Western Financial Trust                          12,171,426
              II Series A,
              8.206%, 02/01/2027,
              Callable 02/01/2007 @ 104.1
   3,625,000  HSBC Capital Funding LP,                                5,444,750
              Rule 144A,
              10.176%, 06/30/2030
              (Note B, p. 11)
                                                                 ---------------
Total Banking (Cost $113,298,675)                                   122,604,357
                                                                 ---------------
================================================================================
BROADCASTING/MEDIA:                                                       1.60%
--------------------------------------------------------------------------------
     420,000  American Media Operations Inc.,                           450,975
              Senior Subordinated Note,
              Rule 144A, 10.25%, 05/01/2009,
              Callable 05/01/2004 @ 105.12
              (Note B, p. 11)
     740,000  Sinclair Broadcast Group Inc.,                            808,450
              Senior Subordinated Note,
              Rule 144A, Class A,
              8.75%, 12/15/2011,
              Callable 12/15/2006 @ 104.38
              (Note B, p. 11)
   6,050,000  Liberty Media Corp.,                                    6,053,999
              Senior Note,
              5.70%, 05/15/2013
  10,880,000  Time Warner Entertainment Co.,                         13,493,724
              Senior Debenture,
              8.375%, 03/15/2023
   6,280,000  AOL Time Warner Inc.,                                   7,237,097
              7.70%, 05/01/2032
   5,895,000  News America Holdings,                                  6,188,524
              Rule 144A,
              6.55%, 03/15/2033
              (Note B, p. 11)
   3,255,000  Time Warner Entertainment Co.,                          4,143,290
              Senior Note,
              8.375%, 07/15/2033
                                                                 ---------------
Total Broadcasting/Media (Cost $37,426,582)                          38,376,059
                                                                 ---------------
================================================================================
BUILDING/REAL ESTATE:                                                     0.52%
--------------------------------------------------------------------------------
   3,215,000  Vornado Realty Trust,                                   3,433,501
              5.625%, 06/15/2007
   1,040,000  LNR Property Corp.,                                     1,112,800
              Senior Subordinated Note,
              10.50%, 01/15/2009,
              Callable 01/15/2004 @ 105.38
     645,000  Meritage Corp.,                                           709,500
              9.75%, 06/01/2011,
              Callable 06/01/2006 @ 104.88
   3,125,000  EOP Operating LP,                                       3,322,919
              5.875%, 01/15/2013
   1,305,000  Lennar Corp.,                                           1,384,023
              5.95%, 03/01/2013
   2,385,000  ERP Operating LP,                                       2,440,520
              5.20%, 04/01/2013
                                                                 ---------------
Total Building/Real Estate (Cost $11,790,096)                        12,403,263
                                                                 ---------------
================================================================================
CABLE:                                                                    1.00%
--------------------------------------------------------------------------------
     130,000  EchoStar DBS Corp.,                                       130,813
              Senior Note, Rule 144A,
              5.75%, 10/01/2008
              (Note B, p. 11)
     825,000  EchoStar DBS Corp.,                                       883,781
              Senior Note,
              9.375%, 02/01/2009,
              Callable 02/01/2004 @ 104.69
   4,970,000  British Sky Broadcasting Group plc,                     5,563,498
              6.875%, 02/23/2009
     710,000  Insight Midwest LP, Senior Note,                          718,875
              9.75%, 10/01/2009,
              Callable 10/01/2004 @ 104.88
   1,275,000  EchoStar DBS Corp.,                                     1,281,375
              Senior Note, Rule 144A,
              6.375%, 10/01/2011
              (Note B, p. 11)
   3,085,000  Cox Communications Inc.,                                3,568,546
              7.125%, 10/01/2012
     785,000  CSC Holdings Inc., Senior                                 821,306
              Subordinated Debenture,
              9.875%, 02/15/2013,
              Callable 11/28/2003 @ 104.8
     615,000  DirecTV Holdings, Senior Note,                            696,488
              8.375%, 03/15/2013,
              Callable 03/15/2008 @ 104.19
   2,400,000  Rogers Cable Inc.,                                      2,409,000
              6.25%, 06/15/2013
   3,715,000  AT&T Broadband Corp.,                                   5,153,767
              9.455%, 11/15/2022
   2,520,000  Comcast Corp. Class A,                                  2,772,680
              7.05%, 03/15/2033
                                                                 ---------------
Total Cable (Cost $21,894,514)                                       24,000,129
                                                                 ---------------
================================================================================
CHEMICALS:                                                                0.25%
--------------------------------------------------------------------------------
     605,000  Georgia Gulf Corp.,                                       642,056
              10.375%, 11/01/2007,
              Callable 11/01/2003 @ 105.19


                            Schedule of Investments--Taxable Bond Portfolios   5

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$  2,590,000  Praxair Inc.,                                      $    2,529,563
              2.75%, 06/15/2008
     760,000  Equistar Chemicals LP,                                    756,200
              10.125%, 09/01/2008
     930,000  Huntsman International LLC,                               981,150
              9.875%, 03/01/2009,
              Callable 03/01/2006 @ 104.94
     855,000  Resolution Performance                                    876,375
              Products, Senior Note,
              9.50%, 04/15/2010,
              Callable 04/15/2006 @ 104.75
     325,000  Equistar Chemicals LP,                                    323,375
              Senior Note, Rule 144A,
              10.625%, 05/01/2011,
              Callable 05/01/2007 @ 105.31
              (Note B, p. 11)
                                                                 ---------------
Total Chemicals (Cost $6,121,108)                                     6,108,719
                                                                 ---------------
================================================================================
COMMUNICATIONS:                                                           1.98%
--------------------------------------------------------------------------------
   5,325,000  Sprint Capital Corp.,                                   5,735,573
              6.00%, 01/15/2007
   6,140,000  Telus Corp.,                                            6,910,988
              7.50%, 06/01/2007
   3,370,000  Koninklijke (Royal) KPN NV,                             4,080,076
              Senior Unsubordinated Note,
              8.00%, 10/01/2010
   8,795,000  Sprint Capital Corp.,                                   9,930,997
              7.625%, 01/30/2011
   2,430,000  AT&T Corp.,                                             2,813,838
              Senior Note,
              7.80%, 11/15/2011
   7,475,000  Verizon Global Funding Corp.,                           8,833,021
              7.375%, 09/01/2012
   3,585,000  Deutsche Telekom International                          4,563,830
              Finance BV,
              8.75%, 06/15/2030
   1,685,000  France Telecom SA,                                      2,257,482
              9.75%, 03/01/2031
   1,910,000  Citizens Communications Co.,                            2,524,747
              Senior Note,
              9.00%, 08/15/2031
                                                                 ---------------
Total Communications (Cost $43,701,884)                              47,650,552
                                                                 ---------------
================================================================================
COMMUNICATIONS--FIXED:                                                     0.32%
--------------------------------------------------------------------------------
     955,000  Qwest Corp., Rule 144A,                                 1,064,825
              8.875%, 03/15/2012
              (Note B, p. 11)
   4,930,000  British Telecommunications plc,                         6,486,593
              8.875%, 12/15/2030
                                                                 ---------------
Total Communications--Fixed
(Cost $7,108,223)                                                     7,551,418
                                                                 ---------------
================================================================================
COMMUNICATIONS--MOBILE:                                                    0.85%
--------------------------------------------------------------------------------
   5,420,000  Verizon Wireless Inc.,                                  5,865,031
              5.375%, 12/15/2006
     940,000  ACC Escrow Corp.,                                       1,015,200
              Senior Note, Rule 144A,
              10.00%, 08/01/2011,
              Callable 08/01/2007 @ 105
              (Note B, p. 11)
     590,000  Triton PCS Inc.,                                          591,475
              8.75%, 11/15/2011,
              Callable 11/15/2006 @ 104.38
   2,315,000  Nextel Communications Inc.,                             2,349,725
              Senior Note,
              7.375%, 08/01/2015,
              Callable 08/01/2008 @ 103.69
   2,635,000  Vodafone Group plc,                                     3,261,595
              7.875%, 02/15/2030
   5,920,000  AT&T Wireless Services Inc.,                            7,348,105
              Senior Note,
              8.75%, 03/01/2031
                                                                 ---------------
Total Communications--Mobile
(Cost $18,789,029)                                                   20,431,131
                                                                 ---------------
================================================================================
CONSUMER MANUFACTURING:                                                   0.11%
--------------------------------------------------------------------------------
     523,000  Applica Inc.,                                             550,458
              Senior Subordinated Note,
              10.00%, 07/31/2008,
              Callable 11/28/2003 @ 105
     700,000  Jostens Inc.,                                             815,500
              Senior Subordinated Note Class A,
              12.75%, 05/01/2010,
              Callable 05/01/2005 @ 106.38
   1,215,000  Broder Brothers,                                        1,236,262
              Senior Note, Rule 144A,
              11.25%, 10/15/2010,
              Callable 10/15/2007 @ 105.62
              (Note B, p. 11)
                                                                 ---------------
Total Consumer Manufacturing
(Cost $2,521,975)                                                     2,602,220
                                                                 ---------------
================================================================================
ELECTRONICS:                                                              0.15%
--------------------------------------------------------------------------------
   3,505,000  Jabil Circuit Inc.,                                     3,645,382
              Senior Note,
              5.875%, 07/15/2010
                                                                 ---------------
Total Electronics (Cost $3,481,250)                                   3,645,382
                                                                 ---------------
================================================================================
ENERGY:                                                                   1.21%
--------------------------------------------------------------------------------
   5,595,000  Conoco Funding Co.,                                     6,094,024
              5.45%, 10/15/2006
   1,040,000  Hilcorp Energy I LP,                                    1,110,200
              Senior Note, Rule 144A,
              10.50%, 09/01/2010,
              Callable 09/01/2007 @ 105.25
              (Note B, p. 11)


6   Sanford C. Bernstein Fund, Inc.--2003 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$    490,000  CITGO Petroleum Corp.,                             $      556,150
              Senior Note, Rule 144A,
              11.375%, 02/01/2011,
              Callable 02/01/2007 @ 105.69
              (Note B, p. 11)
     175,000  Chesapeake Energy Corp.,                                  190,750
              8.125%, 04/01/2011,
              Callable 04/01/2006 @ 104.06
     165,000  Chesapeake Energy Corp.,                                  186,450
              9.00%, 08/15/2012,
              Callable 08/15/2007 @ 104.5
     190,000  Chesapeake Energy Corp.,                                  201,400
              7.75%, 01/15/2015,
              Callable 01/15/2008 @ 103.88
   7,350,000  Conoco Inc., Senior Note,                               8,495,718
              6.95%, 04/15/2029
   4,310,000  Devon Financing Corp. ULC,                              5,293,667
              Rule 144A, 7.875%, 09/30/2031
              (Note B, p. 11)
   3,630,000  Valero Energy Corp.,                                    4,054,840
              7.50%, 04/15/2032
   2,285,000  Devon Energy Corp.,                                     2,833,126
              7.95%, 04/15/2032
                                                                 ---------------
Total Energy (Cost $26,201,694)                                      29,016,325
                                                                 ---------------
================================================================================
ENTERTAINMENT/LEISURE:                                                    0.04%
--------------------------------------------------------------------------------
     940,000  Six Flags Inc., Senior Note,                              928,250
              9.75%, 06/15/2007
                                                                 ---------------
Total Entertainment/Leisure (Cost $928,928)                             928,250
                                                                 ---------------
================================================================================
FINANCIAL:                                                                8.00%
--------------------------------------------------------------------------------
   4,980,000  CIT Group Inc., Senior Note,                            5,183,040
              4.125%, 02/21/2006
   5,250,000  MBNA America Bank,                                      5,783,657
              6.50%, 06/20/2006
   4,550,000  John Deere Capital Corp.,                               4,804,418
              4.50%, 08/22/2007
   3,125,000  American General Finance Corp.,                         3,290,734
              Medium-Term Note Series H,
              4.50%, 11/15/2007
   2,345,000  CIT Group Inc., Senior Note,                            2,544,606
              5.50%, 11/30/2007
   5,500,000  Countrywide Home Loans Inc.,                            5,673,619
              Medium-Term Note Series K,
              4.25%, 12/19/2007
  10,060,000  Lehman Brothers Holdings Inc.,                         10,367,232
              4.00%, 01/22/2008
   3,190,000  The Bear Stearns Cos., Inc.,                            3,290,061
              4.00%, 01/31/2008
  47,252,700  JPMorgan Hydi, Rule 144A,                              48,197,754
              8.00%, 06/20/2008
              (Note B, p. 11)
     965,000  iStar Financial Inc., Senior Note,                      1,085,625
              8.75%, 08/15/2008
   4,985,000  MBNA Corp.,                                             5,248,412
              4.625%, 09/15/2008
   7,745,000  Household Finance Corp.,                                8,801,883
              6.50%, 11/15/2008
   5,545,000  Ford Motor Credit Co.,                                  5,917,668
              7.375%, 10/28/2009
   7,580,000  Ford Motor Credit Co.,                                  7,984,264
              7.375%, 02/01/2011
  11,480,000  General Motors Acceptance Corp.,                       11,934,459
              6.875%, 09/15/2011
   3,350,000  Lehman Brothers Holdings Inc.,                          3,816,906
              6.625%, 01/18/2012
   2,400,000  National Rural Utilities                                2,818,908
              Cooperative Finance Corp.,
              Medium-Term Note,
              7.25%, 03/01/2012
   2,855,000  Household Finance Corp.,                                3,299,555
              7.00%, 05/15/2012
   5,535,000  General Electric Capital Corp.,                         5,824,558
              Medium-Term Note, Series A,
              5.45%, 01/15/2013
   4,790,000  Goldman Sachs Group Inc.,                               4,749,668
              4.75%, 07/15/2013
   5,505,000  Ford Motor Credit Co.,                                  5,549,822
              7.00%, 10/01/2013
   6,005,000  CBA Capital Trust I, Rule                               6,200,481
              144A, 5.805%, 06/30/2015
              (Note B, p. 11)
   2,190,000  General Motors Acceptance Corp.,                        2,255,901
              8.00%, 11/01/2031
  14,990,000  General Electric Capital Corp.,                        16,973,342
              Medium-Term Note, Series A,
              6.75%, 03/15/2032
   3,740,000  Morgan Stanley,                                         4,383,198
              7.25%, 04/01/2032
   5,655,000  Goldman Sachs Group Inc.,                               5,765,273
              6.125%, 02/15/2033
     360,000  Markel Capital Trust I Series B,                          369,000
              8.71%, 01/01/2046,
              Callable 01/01/2007 @ 104.36
              (Note C, p. 11)
                                                                 ---------------
Total Financial (Cost $183,976,903)                                 192,114,044
                                                                 ---------------
================================================================================
FOOD/BEVERAGE:                                                            0.72%
--------------------------------------------------------------------------------
     410,000  Dole Food Co., Inc.,                                      438,700
              Senior Note,
              8.625%, 05/01/2009
     985,000  Swift & Co.,                                            1,093,350
              10.125%, 10/01/2009,
              Callable 10/01/2006 @ 105.06
     110,000  Dole Food Co., Inc.,                                      117,700
              Senior Note, Rule 144A,
              8.875%, 03/15/2011,
              Callable 03/15/2007 @ 104.44,
              (Note B, p. 11)


                            Schedule of Investments--Taxable Bond Portfolios   7

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$  4,925,000  Delhaize America Inc.,                             $    5,442,125
              8.125%, 04/15/2011
     395,000  Del Monte Corp., Series B,                                435,488
              9.25%, 05/15/2011,
              Callable 05/15/2006 @ 104.62
     330,000  Del Monte Corp.,                                          362,175
              Senior Subordinated Note,
              Rule 144A, 8.625%, 12/15/2012,
              Callable 12/15/2007 @ 104.31
              (Note B, p. 11)
   5,675,000  Kraft Foods, Inc.,                                      5,774,227
              5.25%, 10/01/2013
   3,180,000  Safeway Inc., Debenture,                                3,600,590
              7.25%, 02/01/2031
                                                                 ---------------
Total Food/Beverage (Cost $16,856,269)                               17,264,355
                                                                 ---------------
================================================================================
GAMING:                                                                   0.09%
--------------------------------------------------------------------------------
     425,000  Park Place Entertainment Corp.,                           470,688
              Senior Subordinated Note,
              9.375%, 02/15/2007
     565,000  MGM Grand Inc.,                                           641,981
              9.75%, 06/01/2007
     400,000  Park Place Entertainment Corp.,                           444,000
              Senior Subordinated Note,
              8.875%, 09/15/2008
     565,000  Venetian Casino Resort LLC,                               646,925
              11.00%, 06/15/2010,
              Callable 06/15/2006 @ 105.5
                                                                 ---------------
Total Gaming (Cost $2,028,536)                                        2,203,594
                                                                 ---------------
================================================================================
HEALTHCARE:                                                               0.76%
--------------------------------------------------------------------------------
   4,000,000  Bristol-Myers Squibb Co.,                               4,269,248
              4.75%, 10/01/2006
     535,000  Triad Hospitals Inc.,                                     584,488
              Senior Note Series B,
              8.75%, 05/01/2009,
              Callable 05/01/2005 @ 104.38
     170,000  Triad Hospitals Inc., Series B,                           187,850
              11.00%, 05/15/2009,
              Callable 05/15/2004 @ 105.5
     590,000  Concentra Operating Corp.,                                657,850
              13.00%, 08/15/2009,
              Callable 11/28/2003 @ 113
   3,755,000  Health Net Inc., Senior Note,                           4,538,946
              8.375%, 04/15/2011
     985,000  Alliance Imaging Inc.,                                  1,029,325
              Senior Subordinated Note,
              10.375%, 04/15/2011,
              Callable 04/15/2006 @ 105.19
   2,655,000  HCA Inc.,                                               2,793,514
              6.75%, 07/15/2013
   3,980,000  Humana Inc., Senior Note,                               4,230,915
              6.30%, 08/01/2018
                                                                 ---------------
Total Healthcare (Cost $17,236,434)                                  18,292,136
                                                                 ---------------
================================================================================
HOTEL/LODGING:                                                            0.06%
--------------------------------------------------------------------------------
$    595,000  Host Marriott LP, Senior Note,                     $      654,500
              Series I,
              9.50%, 01/15/2007
     710,000  Starwood Hotels & Resorts                                 781,000
              Worldwide Inc.,
              7.875%, 05/01/2012
                                                                 ---------------
Total Hotel/Lodging (Cost $1,299,323)                                 1,435,500
                                                                 ---------------
================================================================================
INDUSTRIAL:                                                               0.81%
--------------------------------------------------------------------------------
   1,450,000  Tyco International Group SA,                            1,526,125
              6.375%, 02/15/2006
   1,205,000  Service Corp. International,                            1,211,025
              7.20%, 06/01/2006
   3,690,000  Bombardier Capital Inc.,                                3,902,175
              Medium-Term Note Series A,
              Rule 144A, 6.125%, 06/29/2006
              (Note B, p. 11)
   6,490,000  Tyco International Group SA,                            6,765,825
              5.80%, 08/01/2006
     985,000  FastenTech Inc.,                                        1,034,250
              Senior Note, Rule 144A,
              11.50%, 05/01/2011,
              Callable 05/01/2007 @ 105.75
              (Note B, p. 11)
     635,000  TriMas Corp.,                                             647,700
              9.875%, 06/15/2012,
              Callable 06/15/2007 @ 104.94
     285,000  SPX Corp., Senior Note,                                   301,387
              7.50%, 01/01/2013,
              Callable 01/01/2008 @ 103.75
   4,020,000  General Electric Co.,                                   4,128,645
              5.00%, 02/01/2013
                                                                 ---------------
Total Industrial (Cost $19,027,112)                                  19,517,132
                                                                 ---------------
================================================================================
INSURANCE:                                                                0.90%
--------------------------------------------------------------------------------
   3,310,000  Anthem Inc.,                                            3,816,648
              6.80%, 08/01/2012
   2,540,000  MetLife Inc., Senior Note,                              2,735,344
              6.50%, 12/15/2032
   4,535,000  New York Life Insurance Co.,                            4,552,922
              Rule 144A, 5.875%, 05/15/2033
              (Note B, p. 11)
   5,495,000  Mangrove Bay Pass-Through                               5,463,184
              Trust, Rule 144A,
              6.102%, 07/15/2033,
              Callable 07/15/2013 @ 100
              (Note B, p. 11)
   4,895,000  Oil Insurance Ltd.,                                     5,012,970
              Subordinated Debenture,
              Rule 144A, 5.15%, 08/15/2033,
              Callable 08/15/2008 @ 100
              (Note B, p. 11)
                                                                 ---------------
Total Insurance (Cost $20,735,953)                                   21,581,068
                                                                 ---------------


8   Sanford C. Bernstein Fund, Inc.--2003 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
METALS/MINING:                                                            0.13%
--------------------------------------------------------------------------------
$  1,260,000  AK Steel Corp.,                                    $      907,200
              7.875%, 02/15/2009,
              Callable 02/15/2004 @ 103.94
   2,135,000  Alcan Inc.,                                             2,101,335
              4.50%, 05/15/2013
                                                                 ---------------
Total Metals/Mining (Cost $3,301,039)                                 3,008,535
                                                                 ---------------
================================================================================
NON-AIR TRANSPORTATION:                                                   0.31%
--------------------------------------------------------------------------------
   5,930,000  CSX Corp., Debenture,                                   7,322,044
              7.95%, 05/01/2027
                                                                 ---------------
Total Non-Air Transportation (Cost $7,079,980)                        7,322,044
                                                                 ---------------
================================================================================
PAPER/PACKAGING:                                                          0.96%
--------------------------------------------------------------------------------
   4,865,000  Abitibi-Consolidated Inc.,                              5,159,581
              8.30%, 08/01/2005
   1,170,000  Owens-Brockway Glass                                    1,251,900
              Container Inc.,
              8.875%, 02/15/2009,
              Callable 02/15/2006 @ 104.44
   4,415,000  Abitibi-Consolidated Inc.,                              4,714,906
              7.875%, 08/01/2009
     190,000  Stone Container Corp.,                                    208,050
              Senior Note,
              9.75%, 02/01/2011,
              Callable 02/01/2006 @ 104.88
     650,000  Smurfit-Stone Container Corp.,                            682,500
              8.25%, 10/01/2012,
              Callable 10/01/2007 @ 104.12
   2,575,000  Sealed Air Corp., Rule 144A,                            2,613,378
              5.625%, 07/15/2013
              (Note B, p. 11)
   2,470,000  Packaging Corp. of America,                             2,513,299
              Rule 144A, 5.75%, 08/01/2013
              (Note B, p. 11)
   2,815,000  International Paper Co.,                                2,806,603
              5.30%, 04/01/2015
   2,800,000  Weyerhaeuser Co.,                                       3,135,597
              7.375%, 03/15/2032
                                                                 ---------------
Total Paper/Packaging (Cost $22,960,323)                             23,085,814
                                                                 ---------------
================================================================================
PETROLEUM PRODUCTS:                                                       0.65%
--------------------------------------------------------------------------------
   5,080,000  Petronas Capital Ltd., Rule                             5,823,468
              144A, 7.00%, 05/22/2012
              (Note B, p. 11)
   8,600,000  Amerada Hess Corp.,                                     9,818,706
              7.875%, 10/01/2029
                                                                 ---------------
Total Petroleum Products (Cost $14,367,128)                          15,642,174
                                                                 ---------------
================================================================================
PUBLIC UTILITIES--ELECTRIC & GAS:                                         2.19%
--------------------------------------------------------------------------------
     210,000  AES Corp, Rule 144A,                                      217,350
              10.00%, 07/15/2005,
              Callable 12/15/2004 @ 100
              (Note B, p. 11)
   9,690,000  KeySpan Corp.,                                         10,635,172
              6.15%, 06/01/2006
   4,170,000  CenterPoint Energy Resources                            4,439,532
              Corp., Debenture,
              6.50%, 02/01/2008
   4,300,000  Duke Energy Corp.,                                      4,359,826
              3.75%, 03/05/2008
   5,955,000  CenterPoint Energy Inc.,                                5,997,775
              Rule 144A,
              5.875%, 06/01/2008
              (Note B, p. 11)
     350,000  Southern Natural Gas Co.,                                 376,250
              8.875%, 03/15/2010,
              Callable 03/15/2007 @ 104.44
   3,005,000  Nisource Finance Corp.,                                 3,587,558
              7.875%, 11/15/2010
   3,370,000  Xcel Energy Inc., Senior Note,                          3,818,672
              7.00%, 12/01/2010
   3,150,000  Carolina Power & Light Co.,                             3,507,843
              6.50%, 07/15/2012
   2,425,000  Cincinnati Gas & Electric Co.,                          2,581,447
              5.70%, 09/15/2012
   2,400,000  MidAmerican Energy Holdings Co.,                        2,542,538
              Senior Note,
              5.875%, 10/01/2012
   2,540,000  Public Service Co. of Colorado,                         3,104,185
              7.875%, 10/01/2012
     905,000  Columbus Southern Power Co.,                              944,466
              Rule 144A,
              5.50%, 03/01/2013
              (Note B, p. 11)
   3,850,000  Dominion Resources Inc.,                                3,867,171
              Senior Note,
              5.00%, 03/15/2013
     445,000  Southern Natural Gas Co.,                                 411,625
              7.35%, 02/15/2031
   2,205,000  FirstEnergy Corp., Series C,                            2,265,329
              7.375%, 11/15/2031
                                                                 ---------------
Total Public Utilities--Electric & Gas
(Cost $49,614,494)                                                   52,656,739
                                                                 ---------------
================================================================================
PUBLIC UTILITIES--TELEPHONE:                                               0.18%
--------------------------------------------------------------------------------
   3,860,000  Telefonos De Mexico SA de CV,                           4,294,250
              Senior Note,
              8.25%, 01/26/2006
                                                                 ---------------
Total Public Utilities--Telephone
(Cost $4,299,646)                                                     4,294,250
                                                                 ---------------


                            Schedule of Investments--Taxable Bond Portfolios   9

================================================================================
Principal Amount              Description                           Market Value
================================================================================
PUBLISHING:                                                               0.14%
--------------------------------------------------------------------------------
$    220,000  Dex Media East LLC,                                $      250,250
              9.875%, 11/15/2009,
              Callable 11/15/2006 @ 104.94
     160,000  Dex Media West LLC,                                       174,800
              Senior Note, Rule 144A,
              8.50%, 08/15/2010,
              Callable 08/15/2007 @ 104.25
              (Note B, p. 11)
     105,000  American Media Operations Inc.,                           113,006
              8.875%, 01/15/2011,
              Callable 01/15/2007 @ 104.44
     520,000  Houghton Mifflin Co.,                                     547,300
              Senior Note,
              8.25%, 02/01/2011,
              Callable 02/01/2007 @ 104.12
     425,000  Dex Media East LLC,                                       515,313
              12.125%, 11/15/2012,
              Callable 11/15/2007 @ 106.06
     675,000  R.H. Donnelley Corp., Senior                              799,875
              Subordinated Note, Rule 144A,
              10.875%, 12/15/2012,
              Callable 12/15/2007 @ 105.44
              (Note B, p. 11)
     160,000  Houghton Mifflin Co.,                                     170,400
              Senior Subordinated Note,
              9.875%, 02/01/2013,
              Callable 02/01/2008 @ 104.94
     680,000  Dex Media West LLC, Senior                                771,800
              Subordinated Note, Rule 144A,
              9.875%, 08/15/2013,
              Callable 08/15/2008 @ 104.94
              (Note B, p. 11)
                                                                 ---------------
Total Publishing (Cost $2,981,967)                                    3,342,744
                                                                 ---------------
================================================================================
RETAIL:                                                                   0.47%
--------------------------------------------------------------------------------
   3,080,000  Target Corp.,                                           3,403,979
              5.875%, 03/01/2012
   1,600,000  Toys "R" Us Inc.,                                       1,752,669
              7.875%, 04/15/2013
   1,125,000  Toys "R" Us Inc.,                                       1,156,875
              7.375%, 10/15/2018
   2,555,000  Sears Roebuck Acceptance Corp.,                         2,814,235
              7.00%, 06/01/2032
   1,860,000  Limited Brands, Debenture,                              2,056,985
              6.95%, 03/01/2033
                                                                 ---------------
Total Retail (Cost $10,411,824)                                      11,184,743
                                                                 ---------------
================================================================================
SERVICE:                                                                  0.30%
--------------------------------------------------------------------------------
     450,000  United Rentals Inc., Series B,                            500,625
              10.75%, 04/15/2008,
              Callable 04/15/2005 @ 105.38
     260,000  United Rentals Inc.,                                      289,250
              Senior Note, Rule 144A,
              10.75%, 04/15/2008,
              Callable 04/15/2005 @ 105.38
              (Note B, p. 11)
     295,000  Allied Waste North America Inc.,                          320,075
              Senior Note, Rule 144A,
              8.50%, 12/01/2008
              (Note B, p. 11)
   4,805,000  Waste Management Inc.,                                  5,451,292
              6.875%, 05/15/2009
     490,000  Allied Waste North America Inc.,                          533,487
              Series B,
              10.00%, 08/01/2009,
              Callable 08/01/2004 @ 105
                                                                 ---------------
Total Service (Cost $6,767,865)                                       7,094,729
                                                                 ---------------
================================================================================
SUPERMARKET/DRUG:                                                         0.08%
--------------------------------------------------------------------------------
     870,000  Rite Aid Corp.,                                           987,450
              9.50%, 02/15/2011,
              Callable 02/15/2007 @ 104.38
     985,000  Roundy's Inc., Series B,                                1,034,250
              8.875%, 06/15/2012,
              Callable 06/15/2007 @ 104.44
                                                                 ---------------
Total Supermarket/Drug (Cost $1,913,323)                              2,021,700
                                                                 ---------------
================================================================================
TECHNOLOGY:                                                               0.31%
--------------------------------------------------------------------------------
   3,395,000  Hewlett-Packard Co.,                                    3,697,077
              7.15%, 06/15/2005
     745,000  ON Semiconductor Corp.,                                   877,237
              12.00%, 03/15/2010,
              Callable 03/15/2007 @ 106
     970,000  Flextronics International Ltd.,                           967,575
              Senior Subordinated Note,
              Rule 144A, 6.50%, 05/15/2013,
              Callable 05/15/2008 @ 103.25
              (Note B, p. 11)
   1,920,000  Electronic Data Systems Corp.,                          1,849,519
              Rule 144A, 6.00%, 08/01/2013
              (Note B, p. 11)
                                                                 ---------------
Total Technology (Cost $7,271,869)                                    7,391,408
                                                                 ---------------
================================================================================
ASSET-BACKED SECURITIES:                                                  3.40%
--------------------------------------------------------------------------------
   5,850,000  Master Asset Backed Securities                          5,850,000
              Trust, Series 2003-WMC2
              Class A3A,
              1.27%, 10/25/2003
  20,840,000  Citibank Credit Card Issuance                          20,844,095
              Trust, Series 2003-A3 Class A3,
              3.10%, 03/10/2010
  10,000,000  Citibank Credit Card Issuance                           9,882,900
              Trust, Series 2003-A8 Class A8,
              3.50%, 08/16/2010


10   Sanford C. Bernstein Fund, Inc.--2003 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$  9,990,000  Citibank Credit Card Issuance                      $    9,425,654
              Trust, Series 2003-A7 Class A7,
              4.15%, 07/07/2017
   6,650,000  Residential Funding Mortgage                            6,650,000
              Securities, Series 2003-HS3
              Class Al1,
              1.25%, 07/25/2018
   6,691,491  Countrywide Asset-Backed                                6,690,420
              Certificates, Series 2003-4
              Class A1,
              1.25%, 10/25/2019
   6,139,721  Chase Funding Mortgage Loan,                            6,147,887
              Series 2003-4 Class 2A1,
              1.24%, 02/25/2021
   8,672,915  Structured Asset Investment                             8,672,915
              Loan Trust, Series 2003-BC7
              Class 1A1,
              1.25%, 07/25/2033
   7,578,520  Countrywide Home Loans, Series                          7,576,171
              2003-49 Class A1,
              1.642%, 12/19/2033
                                                                 ---------------
Total Asset-Backed Securities
(Cost $81,703,504)                                                   81,740,042
                                                                 ---------------
================================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                    4.19%
--------------------------------------------------------------------------------
   6,650,000  Chase Funding Mortgage Loan,                            6,650,000
              Series 2003-5 Class 2A1,
              1.24%, 02/25/2021
  18,870,000  LB-UBS Commercial Mortgage                             18,917,175
              Trust, Series 2003-C5 Class A2,
              3.478%, 07/15/2027
  17,815,000  Nomura Asset Securities Corp.,                         20,272,651
              Series 1998-D6 Class A1B,
              6.59%, 03/15/2030
          84  Commercial Mortgage Asset                                      96
              Trust, Series 1999-C1 Class A3,
              6.64%, 01/17/2032
  18,950,000  First Union-Lehman                                     21,483,535
              Brothers-Bank of America,
              Series 1998-C2 Class A2,
              6.56%, 11/18/2035
  10,645,000  GS Mortgage Securities Corp.                           10,792,975
              II, Series 2003-C1 Class A2A,
              3.59%, 01/10/2040
  22,300,000  Morgan Stanley Capital I,                              22,597,036
              Series 2003-T11 Class A4,
              5.15%, 06/13/2041
                                                                 ---------------
Total Commercial Mortgage-Backed Securities
(Cost $99,524,855)                                                  100,713,468
                                                                 ---------------
================================================================================
SOVEREIGN DEBT:                                                           2.68%
--------------------------------------------------------------------------------
   3,410,435  Ukraine (Republic of),                                  3,792,403
              11.00%, 03/15/2007
  19,410,000  Russian Federation,                                    18,409,172
              5.00%, 03/31/2030
   1,950,000  South Africa (Republic of),                             2,223,000
              7.375%, 04/25/2012
     585,000  Ukraine (Republic of),                                    585,731
              7.65%, 06/11/2013
   2,400,000  Brazil (Federal Republic of),                           2,346,000
              10.25%, 06/17/2013
  23,015,053  Brazil (Federal Republic of),                          21,146,231
              8.00%, 04/15/2014
   2,110,000  Bulgaria (Republic of),                                 2,400,125
              8.25%, 01/15/2015
   1,690,000  Peru (Republic of),                                     1,956,175
              9.875%, 02/06/2015
   1,420,000  Uruguay (Republic of),                                  1,100,500
              7.50%, 03/15/2015
   1,860,000  Panama (Republic of),                                   2,213,400
              10.75%, 05/15/2020
     745,000  Panama (Republic of),                                     839,987
              9.375%, 04/01/2029
   5,860,000  Quebec (Province of), Debenture,                        7,462,593
              7.50%, 09/15/2029
                                                                 ---------------
Total Sovereign Debt (Cost $63,400,104)                              64,475,317
                                                                 ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost
$3,031,320,583)                                        128.42%   $3,084,881,462
(Note D, below)
Cash and Other Assets, Less
Liabilities                                            (28.42)     (682,619,149)
                                                       -------   --------------
Net Assets (Equivalent to
$13.43 per share based on
178,807,897 shares of
capital stock outstanding)                             100.00%   $2,402,262,313
                                                       =======   ==============

--------------------------------------------------------------------------------
(A)   When-issued security
(B) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the aggregate market value of these securities amounted to $150,985,282 or 6.29% of net assets.
(C)   Illiquid security valued at fair value.
(D) At September 30, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $58,326,487 and gross unrealized depreciation of investments was $5,166,066, resulting in net unrealized appreciation of $53,160,421.

      Explanation of abbreviations:

      FFCB--Federal Farm Credit Bank
      FHLB--Federal Home Loan Bank
      FHLMC--Federal Home Loan Mortgage Corporation
      FNMA--Federal National Mortgage Association
      TBA--To Be Announced

See Notes to Financial Statements.


                           Schedule of Investments--Taxable Bond Portfolios   11

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                          Short Duration Plus Portfolio
                               September 30, 2003
--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                  12.65%
--------------------------------------------------------------------------------
Commercial Paper: 12.56%
 $13,170,000  Sigma Finance Inc.,                                $   13,170,000
              1.12%, 10/01/2003
  15,500,000  National Cooperative                                   15,493,490
              Services Corp.,
              1.08%, 10/15/2003
  20,000,000  Gotham Funding Corp.,                                  19,985,817
              1.11%, 10/24/2003
  23,284,000  Gotham Funding Corp.,                                  23,258,646
              1.12%, 11/05/2003
                                                                 ---------------
Total Commercial Paper (Cost $71,907,953)                            71,907,953
                                                                 ---------------
U.S. Treasury Bill: 0.09% 500,000 0.935%, 11/20/2003
              (Note A, p. 15)                                           499,351
                                                                 ---------------
Total U.S. Treasury Bill (Cost $499,351)                                499,351
                                                                 ---------------
Total Short-Term Investments
(Cost $72,407,304)                                                   72,407,304
                                                                 ---------------
================================================================================
U.S. TREASURY NOTES:                                                     27.52%
--------------------------------------------------------------------------------
  39,375,000  1.25%, 05/31/2005                                      39,364,250
  53,155,000  1.125%, 06/30/2005                                     52,991,017
   6,567,000  5.75%, 11/15/2005                                       7,146,748
   2,205,000  2.00%, 05/15/2006                                       2,220,935
  25,920,000  4.625%, 05/15/2006                                     27,826,546
  27,610,000  2.375%, 08/15/2006                                     28,001,510
                                                                 ---------------
Total U.S. Treasury Notes (Cost $156,403,192)                       157,551,006
                                                                 ---------------
================================================================================
U.S. GOVERNMENT AGENCIES:                                                 6.96%
--------------------------------------------------------------------------------
   6,025,000  Federal National Mortgage                               6,031,628
              Association,
              2.375%, 03/17/2006
  14,880,000  Federal Home Loan Bank,                                14,972,033
              2.25%, 05/15/2006
  14,610,000  Federal Home Loan Mortgage                             14,623,733
              Corp., Medium-Term Note,
              2.75%, 10/06/2006
   4,125,000  Federal National Mortgage                               4,199,250
              Association, 3.50%, 10/15/2007
                                                                 ---------------
Total U.S. Government Agencies
(Cost $39,591,960)                                                   39,826,644
                                                                 ---------------
================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS:                                      9.50%
--------------------------------------------------------------------------------
  10,850,000  MLCC Mortgage Investors Inc.,                          10,850,000
              Series 2003-F Class A1,
              1.44%, 10/25/2028
     320,816  Federal Home Loan Mortgage                                323,424
              Corp., Series 1458 Class J,
              7.00%, 08/15/2007
   3,347,840  Federal Home Loan Mortgage                              3,383,428
              Corp., Series 1624 Class KC,
              6.00%, 06/15/2008
   5,884,721  Federal Home Loan Mortgage                              5,890,253
              Corp., Series 2571 Class FB,
              1.47%, 02/15/2018
   3,800,000  Federal National Mortgage                               3,990,000
              Association, Series 2001-59
              Class QM,
              6.00%, 06/25/2019
     997,367  Federal Home Loan Mortgage                              1,029,781
              Corp., Series 1686 Class PH,
              5.00%, 05/15/2021
   1,809,479  Federal National Mortgage                               1,963,285
              Association, Remic Trust Series
              2000-49 Class A,
              8.00%, 03/18/2027
   2,127,000  Federal National Mortgage                               2,211,080
              Association, Series 2002-58
              Class PD, 6.00%, 11/25/2027
   1,481,796  Countrywide Home Loans, Series                          1,490,361
              2001-HYB2 Class 3A1,
               5.56%, 09/19/2031
   1,828,894  Impac Cmb Trust, Series 2001-2                          1,827,888
              Class A2, 1.52%, 11/25/2031
     619,224  Credit Suisse First Boston                                631,442
              Mortgage Securities Corp.,
              Series 2001-26 Class 3A1,
              7.50%, 11/25/2031
   1,178,547  Countrywide Alternative Loan                            1,193,278
              Trust, Series 2002-4 Class 2A1,
              7.00%, 05/25/2032
   4,987,211  Structured Asset Securities                             5,051,097
              Corp., Series 2002-11A Class 1A,
              2.90%, 06/25/2032
   8,342,000  Federal National Mortgage                               8,355,014
              Association, Series 2003-W13
              Class AF3, 2.85%, 10/25/2033
   3,846,564  Summit Mortgage Trust, Series                           3,823,700
              2003-1 Class 1A1, Rule 144A,
              6.88%, 04/28/2035
              (Note B, p. 15)
   2,340,000  Federal National Mortgage                               2,348,775
              Association, Series 2003-W6
              Class 1A23, 2.90%, 10/25/2042
                                                                 ---------------
Total Collateralized Mortgage Obligations
(Cost $54,403,859)                                                   54,362,806
                                                                 ---------------


12   Sanford C. Bernstein Fund, Inc.--2003 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
MORTGAGE PASS-THROUGHS:                                                  18.11%
--------------------------------------------------------------------------------
$    882,279  Federal Home Loan Mortgage                         $      940,580
              Corp. Pool #G90018,
              9.00%, 03/17/2008
   1,481,637  Federal National Mortgage                               1,578,384
              Association Pool #190708,
              7.00%, 03/01/2009
   4,076,583  Federal National Mortgage                               4,266,418
              Association Pool #555161,
              6.00%, 12/01/2013
   1,208,947  Federal National Mortgage                               1,293,143
              Association Pool #535201,
              7.50%, 03/01/2015
   1,806,805  Federal National Mortgage                               1,941,105
              Association Pool #545802,
              8.00%, 08/01/2016
  19,500,000  Federal National Mortgage                              20,743,125
              Association Pool TBA,
              7.00%, 10/25/2018
              (Note C, p. 15)
   3,632,658  Government National Mortgage                            3,890,045
              Association Pool #781478,
              7.50%, 03/15/2032
   1,444,069  Federal Home Loan Mortgage                              1,492,359
              Corp. Pool #789779,
              5.39%, 09/01/2032
  25,700,000  Federal National Mortgage                              26,222,018
              Association Pool TBA,
              5.50%, 10/25/2033
  16,900,000  Federal National Mortgage                              17,443,977
              Association Pool TBA,
              6.00%, 10/25/2033
              (Note C, p. 15)
  22,885,000  Federal National Mortgage                              23,857,613
              Association Pool TBA,
              6.50%, 10/25/2033
              (Note C, p. 15)
                                                                 ---------------
Total Mortgage Pass-Throughs
(Cost $102,789,921)                                                 103,668,767
                                                                 ---------------
================================================================================
BANKING:                                                                  0.88%
--------------------------------------------------------------------------------
   4,990,000  Wachovia Corp.,                                         5,021,961
              3.50%, 08/15/2008
                                                                 ---------------
Total Banking (Cost $4,977,755)                                       5,021,961
                                                                 ---------------
================================================================================
BROADCASTING/MEDIA:                                                       2.07%
--------------------------------------------------------------------------------
   1,545,000  Clear Channel Communications                            1,697,433
              Inc., 7.875%, 06/15/2005
   5,795,000  Liberty Media Corp.,                                    5,781,005
              3.50%, 09/25/2006
   3,995,000  AOL Time Warner Inc.,                                   4,394,276
              6.15%, 05/01/2007
                                                                 ---------------
Total Broadcasting/Media (Cost $11,819,869)                          11,872,714
                                                                 ---------------
================================================================================
CABLE:                                                                    0.65%
--------------------------------------------------------------------------------
   3,205,000  Comcast Cable Communications                            3,755,205
              Inc., 8.375%, 05/01/2007
                                                                 ---------------
Total Cable (Cost $3,571,229)                                         3,755,205
                                                                 ---------------
================================================================================
COMMUNICATIONS:                                                           1.51%
--------------------------------------------------------------------------------
   1,450,000  British Telecommunications PLC,                         1,453,123
              2.435%, 12/15/2003
   2,520,000  Citizens Communications Co.,                            2,893,918
              8.50%, 05/15/2006
   3,990,000  Sprint Capital Corp.,                                   4,297,641
              6.00%, 01/15/2007
                                                                 ---------------
Total Communications (Cost $8,631,953)                                8,644,682
                                                                 ---------------
================================================================================
COMMUNICATIONS--MOBILE:                                                    0.64%
--------------------------------------------------------------------------------
   3,265,000  Telus Corp.,                                            3,674,979
              7.50%, 06/01/2007
                                                                 ---------------
Total Communications--Mobile
(Cost $3,669,543)                                                     3,674,979
                                                                 ---------------
================================================================================
ENERGY:                                                                   0.54%
--------------------------------------------------------------------------------
   2,850,000  Amerada Hess Corp.,                                     3,074,284
              5.90%, 08/15/2006
                                                                 ---------------
Total Energy (Cost $3,111,462)                                        3,074,284
                                                                 ---------------
================================================================================
FINANCIAL:                                                               13.51%
--------------------------------------------------------------------------------
   4,500,000  MBNA America Bank,                                      4,500,320
              1.36%, 11/19/2003
   3,950,000  Lehman Brothers Holdings Inc.,                          4,056,200
              6.625%, 04/01/2004
   5,000,000  International Lease Finance                             5,133,755
              Corp., Medium-Term Note,
              5.50%, 06/07/2004
   3,450,000  Ford Motor Credit Co.,                                  3,481,809
              2.985%, 10/25/2004
   6,250,000  General Motors Acceptance                               6,348,725
              Corp., Medium-Term Note,
              4.15%, 02/07/2005
   2,450,000  Ford Motor Credit Co.,                                  2,600,474
              7.50%, 03/15/2005
   5,245,000  John Deere Capital Corp.,                               5,248,535
              Medium-Term Note,
              1.43%, 05/20/2005
   1,500,000  SLM Corp., Medium-Term Note,                            1,503,840
              1.32%, 09/15/2005
   1,800,000  General Motors Acceptance                               1,926,150
              Corp., Medium-Term Note,
              6.75%, 01/15/2006
   7,200,000  General Electric Capital                                7,221,247
              Corp., 1.314%, 02/03/2006
   4,450,000  Household Finance Corp.,                                4,572,704
              Medium-Term Note,
              3.375%, 02/21/2006


                           Schedule of Investments--Taxable Bond Portfolios   13

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$  6,505,000  Countrywide Home Loans Inc.,                       $    6,526,148
              Medium-Term Note,
              1.62%, 06/02/2006
   4,445,000  Credit Suisse First Boston USA                          4,460,513
              Inc., Medium-Term Note,
              1.42%, 06/19/2006
   6,515,000  CIT Group Inc.,                                         7,471,571
              7.375%, 04/02/2007
   2,845,000  SLM Corp., Medium-Term Note,                            2,845,737
              1.33%, 07/25/2007
   5,970,000  Merrill Lynch & Co. Inc.,                               6,036,267
              Medium-Term Note,
              3.375%, 09/14/2007
   3,350,000  Ford Motor Credit Co.,                                  3,392,029
              5.625%, 10/01/2008
                                                                 ---------------
Total Financial (Cost $76,372,947)                                   77,326,024
                                                                 ---------------
================================================================================
FOOD/BEVERAGE:                                                            0.81%
--------------------------------------------------------------------------------
   4,600,000  Kraft Foods Inc.,                                       4,629,026
              4.00%, 10/01/2008
                                                                 ---------------
Total Food/Beverage (Cost $4,580,371)                                 4,629,026
                                                                 ---------------
================================================================================
HEALTHCARE:                                                               0.69%
--------------------------------------------------------------------------------
   3,650,000  HCA Inc.,                                               3,953,224
              7.125%, 06/01/2006
                                                                 ---------------
Total Healthcare (Cost $3,889,338)                                    3,953,224
                                                                 ---------------
================================================================================
INDUSTRIAL:                                                               1.29%
--------------------------------------------------------------------------------
   3,650,000  Bombardier Capital Inc.,                                3,859,875
              Medium-Term Note,
              Rule 144A,
              6.125%, 06/29/2006
              (Note B, p. 15)
   3,160,000  Cendant Corp.,                                          3,505,198
              6.875%, 08/15/2006
                                                                 ---------------
Total Industrial (Cost $7,280,019)                                    7,365,073
                                                                 ---------------
================================================================================
INSURANCE:                                                                0.97%
--------------------------------------------------------------------------------
   5,000,000  The MONY Group Inc.,                                    5,544,180
              7.45%, 12/15/2005
                                                                 ---------------
Total Insurance (Cost $5,062,346)                                     5,544,180
                                                                 ---------------
================================================================================
NON-AIR TRANSPORTATION:                                                   1.40%
--------------------------------------------------------------------------------
   7,860,000  FedEx Corp.,                                            8,003,327
              6.625%, 02/12/2004
                                                                 ---------------
Total Non-Air Transportation
(Cost $7,858,812)                                                     8,003,327
                                                                 ---------------
================================================================================
PAPER/PACKAGING:                                                          1.07%
--------------------------------------------------------------------------------
   5,655,000  Weyerhaeuser Co.,                                       6,142,981
              6.00%, 08/01/2006
                                                                 ---------------
Total Paper/Packaging (Cost $6,176,166)                               6,142,981
                                                                 ---------------
================================================================================
PUBLIC UTILITIES--ELECTRIC & GAS:                                          4.38%
--------------------------------------------------------------------------------
   4,305,000  Appalachian Power Co., Series G,                        4,288,994
              3.60%, 05/15/2008
   4,230,000  MidAmerican Energy Holdings                             4,201,130
              Co., Senior Note,
              3.50%, 05/15/2008
   4,950,000  Dominion Resources Inc.,                                5,010,697
              2.80%, 02/15/2005
   3,780,000  Entergy-Koch LP, Rule 144A,                             3,842,083
              3.65%, 08/20/2006
              (Note B, p. 15)
   2,800,000  FirstEnegy Corp., Series A,                             2,912,140
              5.50%, 11/15/2006
   4,500,000  CenterPoint Energy Resources                            4,828,064
              Corp., Series B,
              8.125%, 07/15/2005
                                                                 ---------------
Total Public Utilities--Electric & Gas
(Cost $25,043,462)                                                   25,083,108
                                                                 ---------------
================================================================================
RETAIL:                                                                   0.24%
--------------------------------------------------------------------------------
   1,365,000  Sears Roebuck Acceptance Corp.,                         1,372,940
              Medium-Term Note,
              3.042%, 03/09/2004
                                                                 ---------------
Total Retail (Cost $1,365,000)                                        1,372,940
                                                                 ---------------
================================================================================
ASSET-BACKED SECURITIES:                                                  8.84%
--------------------------------------------------------------------------------
   4,470,000  Household Private Label Credit                          4,604,413
              Card, Master Note Trust I,
              Series 2001-2 Class A,
              4.95%, 06/16/2008
   8,450,000  Meridian Funding Co.,                                   8,402,984
              Rule 144A, Medium-Term Note,
              1.64%, 07/26/2010
              (Note B, p. 15)
   3,500,000  Winston Funding Ltd., Series                            3,500,000
              2003-1 Class A2, Rule 144A,
              2.01%, 04/23/2009
              (Note B, p. 15)
   2,228,674  Spiegel Credit Card Master                              2,117,240
              Note Trust, Series 2001-A Class A,
              1.40%, 03/15/2010
   5,700,000  Residential Funding Mortgage                            5,700,000
              Securities, Series 2003-HS3
              Class AI1, 1.25%, 07/25/2018
   4,128,262  Conseco Finance, Series 1999-H                          4,391,032
              Class AF6, 7.21%, 11/15/2029


14   Sanford C. Bernstein Fund, Inc.--2003 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$  1,510,306  First Franklin Mortgage Loan                       $    1,510,774
              Asset-Backed Certificates,
              Series 2000-FF1 Class A,
              1.35%, 09/25/2030
   2,570,793  First Greenboro Home Equity                             2,622,800
              Loan Trust, Series 2000-1A
              Class A2, Rule 144A,
              6.77%, 12/25/2030
              (Note B, below)
     502,959  Conseco Finance, Series 2001-B                            503,588
              Class 1A3, 5.808%, 06/15/2032,
   2,864,596  Countrywide Asset-Backed                                2,869,523
              Certificates, Series 2003-BC1
              Class A, 1.52%, 03/25/2033
   8,380,400  Renaissance Home Equity Loan                            8,380,400
              Trust, Series 2003-2 Class A,
              1.56%, 08/25/2033
   6,000,000  Specialty Underwriting &                                5,997,180
              Residential Finance, Series
              2003-BC3 Class A,
              1.47%, 08/25/2034
                                                                 ---------------
Total Asset-Backed Securities
(Cost $50,517,862)                                                   50,599,934
                                                                 ---------------
================================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                    1.86%
--------------------------------------------------------------------------------
   5,201,000  Greenwich Capital Commercial                            5,202,664
              Funding Corp., Series 2003-FL1
              Class B,  Rule 144A,
              1.75%, 07/05/2018
              (Note B, below)
   2,497,500  Asset Securitization Corp.,                             2,798,699
              Series 1997-MD7 Class A1B,
              7.41%, 01/13/2030
   2,500,000  Commercial Mortgage Acceptance                          2,656,250
              Corp., Series 1997-ML1 Class
              A2, 6.53%, 12/15/2030
                                                                 ---------------
Total Commercial Mortgage-Backed
Securities (Cost $10,558,154)                                        10,657,613
                                                                 ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments ($660,082,524)                        116.09%  $  664,537,782
(Note D, below)
Cash and Other Assets, Less Liabilities                 (16.09)     (92,122,454)
                                                        -------  --------------
Net Assets                                              100.00%  $  572,415,328
                                                        =======  ==============

================================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                            Contract               Unrealized
Contracts    Description                     Amount               Depreciation
--------------------------------------------------------------------------------
394          U.S. Treasury                $43,740,398            $     (966,290)
             Note 5 Yr. Future
             December 2003
                                                                 ---------------
Total Short Futures Contract                                     $     (966,290)
                                                                 ---------------

--------------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.
(B) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the aggregate market value of these securities amounted to $31,254,106 or 5.46% of net assets.
(C)   When-issued security
(D) At September 30, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $4,911,746 and gross unrealized depreciation of investments was $490,561, resulting in net unrealized appreciation of $4,421,185.

      Explanation of abbreviations:

      TBA--To Be Announced

See Notes to Financial Statements.


                           Schedule of Investments--Taxable Bond Portfolios   15

--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    U.S. Government Short Duration Portfolio
                               September 30, 2003
--------------------------------------------------------------------------------
Principal Amount              Description                          Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                  22.79%
--------------------------------------------------------------------------------
Commercial Paper: 22.70%
$  4,360,000  Sigma Finance Inc.,                                $    4,360,000
              1.12%, 10/01/2003
   3,000,000  Harwood Street Funding II,                              3,000,000
              1.14%, 10/01/2003
   4,000,000  Greenwich Funding Corp.,                                3,999,175
              1.06%, 10/08/2003
   6,000,000  Gotham Funding Corp.,                                   5,997,410
              1.11%, 10/15/2003
   6,000,000  Market Street Funding Corp.,                            5,996,612
              1.07%, 10/20/2003
   2,200,000  Morgan Stanley,                                         2,198,251
              1.06%, 10/28/2003
                                                                 ---------------
Total Commercial Paper (Cost $25,551,448)                            25,551,448
                                                                 ---------------
U.S. Treasury Bill: 0.09%
     100,000  0.935%, 11/20/2003                                         99,870
              (Note A, p. 17)
                                                                 ---------------
Total U.S. Treasury Bill (Cost $99,870)                                  99,870
                                                                 ---------------
Total Short-Term Investments
(Cost $25,651,318)                                                   25,651,318
                                                                 ---------------
================================================================================
U.S. TREASURY NOTES:                                                     33.57%
--------------------------------------------------------------------------------
  18,300,000  7.25%, 05/15/2004                                      19,006,984
   3,500,000  1.625%, 09/30/2005                                      3,511,487
   1,815,000  5.75%, 11/15/2005                                       1,975,232
   4,500,000  2.00%, 05/15/2006                                       4,532,521
   8,160,000  4.625%, 05/15/2006                                      8,760,209
                                                                 ---------------
Total U.S. Treasury Notes (Cost $37,391,588)                         37,786,433
                                                                 ---------------
================================================================================
U.S. GOVERNMENT AGENCIES:                                                30.55%
--------------------------------------------------------------------------------
   5,575,000  Tennessee Valley Authority,                             5,727,153
              Global Power Bond 2001 Series C,
              4.75%, 07/15/2004
   1,925,000  Federal National Mortgage                               1,927,117
              Association, 2.375%, 03/17/2006
  15,460,000  Federal Home Loan Bank,                                15,555,620
              2.25%, 05/15/2006
   4,000,000  Federal Home Loan Bank,                                 4,000,152
              2.04%, 06/12/2006
   4,000,000  Federal Farm Credit Bank,                               3,980,000
              2.05%, 06/12/2006
   2,940,000  Federal Home Loan Mortgage                              2,942,764
              Corp., Series MTN,
              2.75%, 10/06/2006
     250,000  Federal National Mortgage                                 251,650
              Association, 3.50%, 01/28/2008
                                                                 ---------------
Total U.S. Government Agencies
(Cost $34,100,933)                                                   34,384,456
                                                                 ---------------
================================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS:                                     13.07%
--------------------------------------------------------------------------------
     650,487  Federal Home Loan Mortgage                                657,402
              Corp., Series 1624 Class KC,
              6.00%, 06/15/2008
   1,491,901  Federal Home Loan Mortgage                              1,493,304
              Corp., Series 2571 Class FB,
              1.47%, 02/15/2018
   1,000,000  Federal National Mortgage                               1,050,000
              Association, Series 2001-59
              Class QM, 6.00%, 06/25/2019
     902,379  Federal Home Loan Mortgage                                931,707
              Corp., Series 1686 Class PH,
              5.00%, 05/15/2021
     516,994  Federal National Mortgage                                 560,938
              Association, Series 2000-49
              Class A, 8.00%, 03/18/2027
     659,000  Federal National Mortgage                                 685,050
              Association, Series 2002-58
              Class PD, 6.00%, 11/25/2027
   1,086,000  Federal National Mortgage                               1,126,725
              Association, Series 2002-55
              Class HG, 6.00%, 09/25/2030
   1,250,000  Federal Home Loan Mortgage                              1,305,475
              Corp., Series 2491 Class PG,
              6.00%, 03/15/2031
   1,456,120  Structured Asset Securities                             1,474,773
              Corp., Series 2002-11A
              Class 1A1, 2.904%, 06/25/2032
   2,783,522  Structured Asset Securities                             2,792,234
              Corp., Series 2003-23H
              Class 1A1, 5.50%, 07/25/2033
   1,900,000  Federal National Mortgage                               1,902,964
              Association, Series 2003-W13
              Class AF3, 2.85%, 10/25/2033
     725,000  Federal National Mortgage                                 727,719
              Association, Series 2003-W6
              Class 1A23, 2.90%, 10/25/2042
                                                                 ---------------
Total Collateralized Mortgage Obligations
(Cost $14,744,600)                                                   14,708,291
                                                                 ---------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                  19.68%
--------------------------------------------------------------------------------
     703,660  Federal National Mortgage                                 749,607
              Association Pool #190708,
              7.00%, 03/01/2009
   1,193,146  Federal National Mortgage                               1,248,708
              Association Pool #555161,
              6.00%, 12/01/2013
     431,767  Federal National Mortgage                                 461,837
              Association Pool #535201,
              7.50%, 03/01/2015

*See Note 1, page 38 in Notes to Financial Statements.


16   Sanford C. Bernstein Fund, Inc.--2003 Annual Report

================================================================================
Principal Amount              Description                           Market Value
================================================================================
$    684,235  Federal National Mortgage                          $      735,094
              Association Pool #545802,
              8.00%, 08/01/2016
   6,475,000  Federal National Mortgage                               6,887,781
              Association Pool TBA,
              7.00%, 10/25/2018
              (Note B, below)
     685,177  Federal Home Loan Mortgage                                723,780
              Corp. Pool #G01391,
              7.00%, 04/01/2032
     849,452  Federal Home Loan Mortgage                                877,858
              Corp. Pool #789779,
              5.39%, 09/01/2032
   6,000,000  Federal National Mortgage                               6,121,872
              Association Pool TBA,
              5.50%, 10/25/2033
              (Note B, below)
   3,800,000  Federal National Mortgage                               3,922,314
              Association Pool TBA,
              6.00%, 10/25/2033
              (Note B, below)
     410,000  Federal National Mortgage                                 427,425
              Association Pool TBA,
              6.50%, 10/25/2033
              (Note B, below)
                                                                 ---------------
Total Mortgage Pass-Throughs
(Cost $21,939,952)                                                   22,156,276
                                                                 ---------------
================================================================================
ASSET-BACKED SECURITIES:                                                  0.98%
--------------------------------------------------------------------------------
     928,342  First Greensboro Home Equity                              947,122
              Loan Trust, Series 2000-1A
              Class A2, Rule 144A
              6.77%, 12/25/2030
              (Note C, below)
     163,147  Conseco Finance, Series 2001-B                            163,352
              Class IA3, 5.81%, 06/15/2032
                                                                 ---------------
Total Asset-Backed Securities
(Cost $1,115,339)                                                     1,110,474
                                                                 ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments ($134,943,730)                        120.64%  $  135,797,248
(Note D, below)
Cash and Other Assets, Less Liabilities                 (20.64)     (23,236,260)
                                                        -------  ---------------
Net Assets (Equivalent to $13.00
per share based on 8,657,795
shares of capital stock outstanding)                    100.00%  $  112,560,988
                                                        =======  ===============

================================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                                    Contract        Unrealized
Contracts    Description                             Amount        Depreciation
--------------------------------------------------------------------------------
63           U.S. Treasury                        $6,981,371     $     (167,160)
             Note 5 Yr. Future
             December 2003
                                                                 ---------------
Total Short Futures Contract                                     $     (167,160)
                                                                 ---------------

--------------------------------------------------------------------------------

(A) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.
(B)   When-issued security
(C) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the aggregate market value of these securities amounted to $947,122 or 0.84% of net assets.
(D) At September 30, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $980,082 and gross unrealized depreciation of investments was $126,564, resulting in net unrealized appreciation of $853,518.

      Explanation of abbreviations:

      TBA--To Be Announced

See Notes to Financial Statements.


                           Schedule of Investments--Taxable Bond Portfolios   17

SCBMFANNTB0903

Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------
                               September 30, 2003

--------------------------------------------------------------------------------
Schedule of Investments
To the Annual Report
For the Municipal Bond
Portfolios

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Short Duration Diversified Municipal
--------------------------------------------------------------------------------
Short Duration California Municipal
--------------------------------------------------------------------------------
Short Duration New York Municipal
--------------------------------------------------------------------------------
Diversified Municipal
--------------------------------------------------------------------------------
California Municipal
--------------------------------------------------------------------------------
New York Municipal
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                         Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and the Municipal Class Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the statements of assets and liabilities included in the accompanying Annual Report, including the schedules of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio, Short Duration New York Municipal Portfolio, Diversified Municipal Portfolio, California Municipal Portfolio, and New York Municipal Portfolio (six of the twelve portfolios constituting Sanford
C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for the Municipal Class Shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


New York, New York
November 25, 2003

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                 Short Duration Diversified Municipal Portfolio
                               September 30, 2003
--------------------------------------------------------------------------------
Principal Amount        Description                                Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                     9.51%
--------------------------------------------------------------------------------
$  3,920,000  New Jersey State Tax & Revenue                       $  3,949,204
              Anticipation Notes, Series A,
              2.00%, 06/25/2004
   6,630,000  Michigan Municipal Bond                                 6,684,631
              Authority Revenue, Series B-2,
              2.00%, 08/23/2004
              (Note A, p.7)
   7,935,000  Texas State Tax & Revenue                               7,999,670
              Anticipation Notes,
              2.00%, 08/31/2004
              (Note A, p.7)
   3,595,000  Illinois Development Finance                            3,595,000
              Authority, Pollution Control
              Revenue, Illinois Power Project,
              0.362%, 11/01/2028
                                                                   -------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $22,225,577)                                                   22,228,505
                                                                   -------------
================================================================================
PREREFUNDED/ESCROWED:                                                      5.88%
--------------------------------------------------------------------------------
   1,000,000  Wayne State University,                                 1,015,210
              Michigan University Revenue,
              AMBAC, 5.40%, 11/15/2006,
              Prerefunded 11/15/2003 @ 101
   2,690,000  Inland Protection Financing                             2,716,819
              Corp., Florida Special
              Obligations Revenue,
              5.00%, 01/01/2004,
              Escrowed to Maturity
   1,050,000  Monroe Special School                                   1,070,842
              District, Louisiana, MBIA,
              5.75%, 03/01/2009,
              Prerefunded 03/01/2004 @ 100
   4,400,000  Neshaminy, Pennsylvania, School                         4,631,132
              District, 7.00%, 02/15/2014,
              Prerefunded 08/15/2004 @ 100
   1,000,000  Texas Public Finance Authority,                         1,047,910
              Series A, 5.75%, 10/01/2010,
              Prerefunded 10/01/2004 @ 100
   2,000,000  Texas Public Finance Authority,                         2,095,820
              Series A, 5.75%, 10/01/2011,
              Prerefunded 10/01/2004 @ 100
   1,120,000  Daytona Beach, Florida, Water &                         1,166,850
              Sewer Revenue,
              6.75%, 11/15/2007,
              Escrowed to Maturity
                                                                   -------------
Total Prerefunded/Escrowed
(Cost $13,607,907)                                                   13,744,583
                                                                   -------------
================================================================================
Principal Amount        Description                                 Market Value
================================================================================
INSURED:                                                                  30.94%
--------------------------------------------------------------------------------
   3,295,000  Hamilton County, Tennessee,                             3,295,000
              Refunding, FGIC,
              4.00%, 10/01/2003
   2,335,000  Iberville Parish, Consolidated                          2,335,000
              School District No. 5,
              Louisiana, Refunding, FSA,
              5.00%, 10/01/2003
   1,000,000  Memphis-Shelby County,                                  1,003,230
              Tennessee, Airport Authority,
              Revenue, Refunding, MBIA, AMT,
              4.00%, 11/15/2003
   1,690,000  Denver City and County School                           1,702,320
              District No. 1, Colorado, Series C,
              FGIC, 5.50%, 12/01/2003
   1,045,000  West Warwick, Rhode Island,                             1,052,743
              Series C, AMBAC,
              4.00%, 01/01/2004
   2,000,000  Chicago, Illinois,                                      2,017,260
              Neighborhoods Alive 21, Series
              PG-A, MBIA,
              4.50%, 01/01/2004
   1,185,000  District of Columbia, AMBAC,                            1,196,672
              5.00%, 01/01/2004
   1,100,000  King County, Washington, Sewer                          1,110,835
              Revenue, Refunding, Series B,
              FSA, 5.00%, 01/01/2004
   1,515,000  Massachusetts State                                     1,529,802
              Development Finance Agency,
              Resource Recovery Revenue,
              Semass Systems, Series B, AMT,
              MBIA, 5.00%, 01/01/2004
   1,220,000  Birmingham, Jefferson County,                           1,232,761
              Alabama, Civic Center
              Authority, Special Tax
              Refunding, Series A, FSA,
              5.25%, 01/01/2004
   2,205,000  Nebraska Public Power                                   2,228,065
              District, Revenue, Series A,
              MBIA, 5.25%, 01/01/2004
   1,000,000  South Carolina State Public                             1,013,550
              Service Authority Revenue,
              Refunding, Series B, FGIC,
              6.50%, 01/01/2004
   1,400,000  Orleans Parish, Law                                     1,418,004
              Enforcement District,
              Louisiana, FGIC,
              4.125%, 03/01/2004
   4,040,000  Wisconsin State, Series C,                              4,133,324
              MBIA, 5.00%, 05/01/2004
   1,000,000  Massachusetts State Health &                            1,024,520
              Educational Facilities Authority,
              Revenue, New England Medical
              Center Hospital, Series H, FGIC,
              5.00%, 05/15/2004

*See Note 1, page 38 in Notes to Financial Statements.


                        Schedule of Investments -- Municipal Bond Portfolios   1

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$    275,000  Pennsylvania Economic                                $    281,152
              Development Financing
              Authority, Revenue,
              Northwestern Human Services,
              Series A, ACA,
              4.60%, 06/01/2004
   2,365,000  Tulsa, Oklahoma, Airports                               2,426,348
              Improvement Trust General
              Revenue, Tulsa International
              Airport, FGIC,
              5.00%, 06/01/2004
   1,165,000  Ivy Technical State College,                            1,191,376
              Indiana, Individual Student Fee,
              Series G, AMBAC,
              4.00%, 07/01/2004
   1,620,000  Florida State Correctional                              1,663,546
              Privatization Community,
              Certificates of Participation,
              MBIA, 4.25%, 08/01/2004
   1,115,000  Chicago, Illinois, Public                               1,175,656
              Building Commission Revenue,
              Series C, FGIC,
              5.375%, 02/01/2005
   2,000,000  Garland, Texas, Independent                             2,065,000
              School District, Refunding,
              Series A, PSF Guaranteed,
              4.00%, 02/15/2005
              (Note B, p. 7)
   1,780,000  York County, South Carolina,                            1,896,376
              Refunding, FGIC,
              5.00%, 06/01/2005
   1,335,000  Chelsea, Massachusetts,                                 1,421,962
              Refunding State Qualifying,
              AMBAC, 5.00%, 06/15/2005
   5,665,000  Dade County, Florida, School                            6,076,562
              District, Refunding, AMBAC,
              5.20%, 07/15/2005
   1,000,000  Goose Creek Consolidated                                1,083,990
              Independent School District,
              Texas, Refunding Series A, PSF
              Guaranteed, 5.00%, 02/15/2006
   3,180,000  Pennsylvania State, First                               3,510,561
              Series, MBIA,
              5.00%, 01/01/2007
   1,000,000  Palm Beach County School                                1,114,290
              Board, Florida, Certificates of
              Participation, Series E, AMBAC,
              5.00%, 08/01/2007
   1,070,000  Pennsylvania State, Refunding                           1,199,513
              Second Series, FGIC,
              5.00%, 10/01/2007
   1,000,000  Massachusetts State                                     1,105,800
              Development Finance Agency,
              Resource Recovery Revenue,
              Semass Systems, Series B, AMT,
              MBIA, 5.25%, 01/01/2008
   2,450,000  Chicago, Illinois, O'Hare                               2,499,000
              International Airport Revenue,
              Refunding General Second-Lien,
              Series A, AMT, MBIA,
              5.70%, 01/01/2008
   1,300,000  Richardson, Texas, Independent                          1,396,330
              School District, PSF Guaranteed,
              4.00%, 02/15/2008
   1,010,000  Chicago, Illinois,                                      1,048,441
              Transportation Authority
              Revenue, Series B, AMBAC,
              4.25%, 06/01/2008
   5,795,000  Du Page Water Commission,                               6,450,588
              Illinois Water Revenue,
              Refunding, AMBAC,
              5.00%, 05/01/2011
   1,280,000  Utah Transit Authority Sales                            1,434,227
              Tax Revenue, Series A, FSA,
              5.00%, 06/15/2011
     320,000  New Jersey Economic                                       477,018
              Development Authority, Market
              Transition Facilities Revenue,
              Refunding Rols Railroad II,
              Series R-199, MBIA,
              16.29%, 07/01/2011
              (Note C, p. 7)
   1,300,000  Essex County Improvement                                1,324,544
              Authority, New Jersey, Revenue,
              Property and Equipment
              Program, MBIA,
              6.50%, 12/01/2012
   1,250,000  Massachusetts State                                     1,445,775
              Consolidated Loan, Series C,
              FGIC, 5.50%, 11/01/2013
   1,440,000  Butler County, Ohio, MBIA,                              1,576,411
              5.25%, 12/01/2019
   2,110,000  Pennsylvania State Higher                               2,132,830
              Educational Facilities
              Authority Revenue, Thomas
              Jefferson University, AMBAC,
              2.20%, 07/01/2031
                                                                   -------------
Total Insured (Cost $71,408,896)                                     72,290,382
                                                                   -------------
================================================================================
TAX SUPPORTED:                                                            31.26%
--------------------------------------------------------------------------------
State General Obligations: 3.07%
   1,100,000  Connecticut State, Series D,                            1,102,629
              3.00%, 11/15/2003
   2,000,000  Washington State, Series C,                             2,019,640
              5.00%, 01/01/2004
   1,000,000  Georgia State, Series B,                                1,026,180
              6.25%, 04/01/2004
   1,600,000  North Carolina State Public                             1,646,144
              Improvement, Series B,
              3.00%, 04/01/2005
     250,000  California State,                                         274,130
              5.50%, 06/01/2006


2   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,000,000  California State,                                    $  1,097,520
              5.00%, 02/01/2010
                                                                   -------------
Total State General Obligations
(Cost $7,136,645)                                                     7,166,243
                                                                   -------------
Local General Obligations: 19.15%
   2,020,000  Metro Government Nashville &                            2,024,767
              Davidson County, Tennessee,
              Refunding, 3.00%, 11/15/2003
   1,000,000  Cambridge, Massachusetts,                               1,003,210
              2.25%, 01/01/2004
   1,000,000  Loudoun County, Virginia,                               1,010,250
              Public Improvement, Series B,
              5.125%, 01/01/2004
   1,180,000  Greensboro, North Carolina,                             1,185,994
              Series A, 2.50%, 02/01/2004
   1,015,000  Ware County School District,                            1,021,212
              Georgia, 3.00%, 02/01/2004
   1,060,000  Wayzata Independent School                              1,067,049
              District No. 284, Minnesota,
              Refunding, Series A,
              3.00%, 02/01/2004
   1,000,000  Hopkins Independent School                              1,008,310
              District No. 270, Minnesota,
              Refunding, Series B,
              3.50%, 02/01/2004
   1,000,000  Griffin-Spalding County School                          1,009,550
              District, Georgia,
              4.00%, 02/01/2004
   2,785,000  Anoka-Hennepin School District                          2,821,790
              No. 11, Minnesota, Credit
              Enhancement, 5.00%, 02/01/2004
   3,185,000  Anne Arundel County, Maryland,                          3,224,876
              4.00%, 03/01/2004
   1,745,000  Hingham, Massachusetts,                                 1,771,105
              Municipal Purpose Loan,
              4.00%, 04/01/2004
   1,030,000  Knox County, Tennessee,                                 1,050,322
              Refunding, 5.00%, 04/01/2004
   3,670,000  Mecklenburg County, North                               3,748,024
              Carolina, Refunding, Series C,
              5.25%, 04/01/2004
   2,295,000  Jordan School District, Utah,                           2,359,329
              5.00%, 06/15/2004
   2,180,000  Seattle, Washington, Refunding                          2,236,593
              & Improvement Limited Tax,
              4.50%, 07/01/2004
   3,190,000  Seattle, Washington,                                    3,281,489
              4.50%, 08/01/2004
   3,045,000  New York City, New York, Series G,                      3,139,456
              5.00%, 08/01/2004
   1,410,000  Acton & Boxborough Regional                             1,448,958
              School District, Massachusetts,
              Bond Anticipation Notes,
              3.00%, 04/01/2005
   6,850,000  Franklin, Massachusetts, Bond                           7,039,266
              Anticipation Notes,
              3.00%, 04/01/2005
   2,180,000  Newburyport, Massachusetts,                             2,241,825
              Bond Anticipation Notes,
              3.00%, 05/01/2005
   1,030,000  Dove Valley, Colorado,                                  1,049,199
              2.875%, 05/01/2020
                                                                   -------------
Total Local General Obligations
(Cost $44,405,538)                                                   44,742,574
                                                                   -------------
Tax Lease: 1.43%
   3,300,000  Alabama State Public School &                           3,337,983
              College Authority, Capital
              Improvement Pool, Series A,
              4.50%, 02/01/2004
                                                                   -------------
Total Tax Lease (Cost $3,316,768)                                     3,337,983
                                                                   -------------
Special Tax: 7.61%
   1,380,000  Chicago, Illinois, Tax                                  1,389,784
              Increment, Allocation
              Subordinated Central Loop
              Redevelopment A,
              6.35%, 12/01/2003
     530,000  Westchester Community                                     530,042
              Development District No. 1,
              Florida, Bond Anticipation Notes,
              5.50%, 01/01/2004
     350,000  Las Vegas Special Improvement                             351,698
              District No. 808-Summerlin,
              Nevada, Local Improvement Bonds,
              5.20%, 06/01/2004
     520,000  South Tahoe, California, Joint                            520,151
              Powers Financing Authority,
              Bond Anticipation Notes,
              Redevelopment Project 1-B,
              3.00%, 10/01/2004
     670,000  Lexington Oaks Community                                  674,194
              Development District, Florida,
              Special Assessment Revenue,
              Series B, 5.50%, 05/01/2005
     235,000  Heritage Isles Community                                  235,097
              Development District, Florida,
              Special Assessment Revenue,
              Series A, 5.75%, 05/01/2005
      85,000  Sampson Creek Community                                    85,883
              Development District, Florida,
              Capital Revenue, Improvement
              Revenue, Series B,
              6.30%, 05/01/2005
     300,000  Vistancia Community Facilities                            300,807
              District, Arizona,
              4.00%, 07/15/2005
     485,000  North Las Vegas, Nevada, Local                            486,693
              Improvement District No. 60,
              3.50%, 12/01/2005


                        Schedule of Investments -- Municipal Bond Portfolios   3

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,000,000  Chicago, Illinois, Tax                               $  2,146,180
              Increment, Allocation
              Subordinated Central Loop
              Redevelopment A,
              6.50%, 12/01/2005
      40,000  Meadow Pointe III Community                                40,489
              Development District, Florida,
              Capital Improvement Series
              2001-1, 5.90%, 01/01/2006
     205,000  Harbour Lake Estates Community                            208,920
              Development District, Florida,
              Special Assessment,
              6.40%, 02/01/2006
     170,000  Capital Region Community                                  172,213
              Development District, Florida,
              Revenue, Capital Improvement,
              Series B, 5.95%, 05/01/2006
     390,000  Bella Terra Community                                     392,711
              Development District, Florida,
              Special Assessment,
              5.65%, 11/01/2006
     400,000  Dove Mountain Resort Community                            404,196
              Facilities District, Arizona,
              Assessment Lien,
              6.00%, 12/01/2006
   1,000,000  Village Community Development                           1,011,280
              District No. 5, Florida,
              Special Assessment Revenue,
              Series B, 5.40%, 05/01/2007
     540,000  Double Branch Community                                   549,498
              Development District, Florida,
              Special Assessment, Series B-1,
              5.60%, 05/01/2007
     450,000  Vizcaya Community Development                             456,480
              District, Florida, Special
              Assessment, 5.90%, 05/01/2007
     365,000  University Place Community                                370,822
              Development District, Florida,
              Special Assessment, Series B,
              6.10%, 05/01/2007
     185,000  Fishhawk Community Development                            191,760
              District, Florida, Special
              Assessment Revenue,
              6.65%, 05/01/2007
      55,000  Lake Powell Residential Golf                               56,326
              Community Development
              District, Florida, Series C,
              6.70%, 05/01/2007
     415,000  Reunion East Community                                    421,814
              Development District, Florida,
              Special Assessment, Series B,
              5.90%, 11/01/2007
     500,000  Villasol Community Development                            504,270
              District, Florida, Special
              Assessment Revenue, Series B,
              5.375%, 05/01/2008
     155,000  Stoneybrook Community                                     156,294
              Development District, Florida,
              Capital Improvement Revenue,
              Series B, 5.70%, 05/01/2008
     495,000  Narcoossee Community                                      501,920
              Development District, Florida,
              Special Assessment, Series B,
              5.75%, 05/01/2008
     205,000  Waterchase Community                                      208,434
              Development District, Florida,
              Capital Improvement Revenue,
              Series B, 5.90%, 05/01/2008
     490,000  Heritage Harbour South                                    494,302
              Community Development
              District, Florida, Capital
              Improvement Revenue, Series B,
              5.40%, 11/01/2008
     365,000  Bonita Springs Vasari                                     373,070
              Community Development
              District, Florida, Capital
              Improvement Revenue, Series B,
              6.20%, 05/01/2009
     320,000  Saddlebrook Community                                     329,059
              Development District, Florida,
              Special Assessment, Series B,
              6.25%, 05/01/2009
     250,000  Gateway Services Community                                250,180
              Development District, Florida,
              Special Assessment, Sun City
              Center, Fort Myers Project,
              Series B, 5.50%, 05/01/2010
     335,000  Harbor Bay Community                                      345,861
              Development District, Florida,
              Capital Improvement Revenue,
              Series B, 6.35%, 05/01/2010
     190,000  Lakewood Ranch Community                                  194,807
              Development District No. 5,
              Florida, Special Assessment
              Revenue, Series B,
              6.00%, 05/01/2011
   2,000,000  New York City Transitional                              2,265,740
              Finance Authority, New York,
              Revenue Refunding Future Tax
              Secured, Series A,
              5.50%, 11/01/2026
   1,050,000  New York City Transitional                              1,155,693
              Finance Authority, New York,
              Revenue Refunding Future Tax
              Secured, Series B,
              5.25%, 02/01/2029
                                                                   -------------
Total Special Tax (Cost $17,471,464)                                 17,776,668
                                                                   -------------
Total Tax Supported (Cost $72,330,415)                               73,023,468
                                                                   -------------


4   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
REVENUE:                                                                  21.08%
--------------------------------------------------------------------------------
Electric Revenue: 11.24%
$  1,200,000  Salt River Project                                   $  1,211,784
              Agricultural Improvement &
              Power District, Arizona,
              Electric Systems Revenue,
              Refunding Salt River Project,
              Series A, 5.00%, 01/01/2004
   1,060,000  Salt River Project                                      1,071,448
              Agricultural Improvement &
              Power District, Arizona,
              Electric Systems Revenue,
              Refunding, Series A,
              5.40%, 01/01/2004
   1,355,000  Snohomish County, Washington,                           1,397,967
              Public Utility District No.
              001 Electric Revenue,
              4.00%, 12/01/2004
   2,215,000  North Carolina Municipal Power                          2,301,230
              Agency No. 1, Catawba Electric
              Revenue, Series A,
              5.00%, 01/01/2005
   2,000,000  California Department of Water                          2,122,640
              Resources Power Supply Revenue,
              Series A, 5.50%, 05/01/2005
   3,290,000  Long Island Power Authority,                            3,474,799
              New York, Electric Systems
              Revenue, Series B,
              5.00%, 06/01/2005
   1,665,000  South Carolina State Public                             1,800,032
              Service Authority, Revenue,
              Series D, 5.00%, 01/01/2006
   3,745,000  California Department of Water                          4,090,476
              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2006
   7,950,000  San Antonio, Texas, Electric & Gas,                     8,793,098
              Refunding, 5.25%, 02/01/2007
              (Note B, p. 7)
                                                                   -------------
Total Electric Revenue (Cost $25,917,764)                            26,263,474
                                                                   -------------
Health Care Revenue: 1.72%
   1,000,000  Maricopa County, Arizona,                               1,015,010
              Industrial Development
              Authority Health Facilities,
              Revenue, Refunding Catholic
              Healthcare West Project A,
              4.35%, 07/01/2004
     560,000  Illinois Health Facilities                                586,236
              Authority, Revenue, Advocate
              Network Health Care,
              5.50%, 11/15/2004
   1,245,000  Colorado Health Facilities                              1,284,740
              Authority Revenue, Catholic
              Health Initiatives Series A,
              4.00%, 03/01/2005
     715,000  Connecticut State Health and                              711,940
              Educational Facilities
              Authority, Revenue, Hospital
              for Special Care, Series B,
              5.125%, 07/01/2007
     430,000  Allegheny County Hospital                                 423,494
              Development Authority,
              Pennsylvania, Revenue, West
              Pennsylvania Health System,
              Series B, 9.25%, 11/15/2022
                                                                   -------------
Total Health Care Revenue (Cost $3,940,711)                           4,021,420
                                                                   -------------
Higher Education Revenue: 1.60%
   1,460,000  Ohio State University General                           1,528,985
              Receipts, Ohio State
              University, Series B,
              4.00%, 06/01/2005
   2,200,000  Allegheny County Industrial                             2,206,292
              Development Authority,
              Pennsylvania, Watson
              Educational Center,
              1.875%, 05/01/2031
                                                                   -------------
Total Higher Education Revenue
(Cost $3,719,604)                                                     3,735,277
                                                                   -------------
Tobacco Revenue: 2.95%
   1,800,000  Tobacco Settlement Financing                            1,898,046
              Corp., New York, Tobacco Asset-
              Backed Bonds, Series A-1,
              5.25%, 06/01/2012
   1,110,000  Nassau County, New York,                                1,118,703
              Tobacco Settlement Corp.,
              Asset Backed, Series A,
              5.50%, 07/15/2013
   1,900,000  Golden State Tobacco                                    1,867,320
              Securitization Corp.,
              California, Tobacco Settlement
              Revenue, Series A-1,
              5.00%, 06/01/2021
   2,220,000  Washington Settlement                                   2,012,985
              Authority, Tobacco Settlement
              Revenue, Asset Backed,
              6.50%, 06/01/2026
                                                                   -------------
Total Tobacco Revenue (Cost $7,148,264)                               6,897,054
                                                                   -------------
Water/Sewer Revenue: 0.84%
   1,960,000  Abilene, Texas, Waterworks &                            1,960,451
              Sewer Systems Certificates
              Obligation B, 1.43%, 02/15/2004
                                                                   -------------
Total Water/Sewer Revenue (Cost $1,960,000)                           1,960,451
                                                                   -------------
Miscellaneous Revenue: 0.16%
     370,000  Broad Street Community                                    369,948
              Development Authority, Virginia,
              Revenue, 7.125%, 06/01/2015
                                                                   -------------
Total Miscellaneous Revenue (Cost $370,000)                             369,948
                                                                   -------------


                        Schedule of Investments -- Municipal Bond Portfolios   5

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
Industrial Development/Pollution Control
Revenue: 2.57%
$  1,000,000  Richland County, South                               $  1,047,110
              Carolina, Environmental
              Improvement Revenue,
              International Paper Co.
              Projects, Series A,
              4.25%, 10/01/2007
     300,000  Midland County Economic                                   305,763
              Development Corp., Michigan,
              Pollution Control Revenue,
              Series A, 6.875%, 07/23/2009
   1,000,000  Pope County, Arkansas, Revenue,                         1,021,890
              Refunding Entergy, Arkansas,
              Inc. Project, 5.05%, 09/01/2028
   1,565,000  Matagorda County Navigation                             1,565,626
              District No. 1, Texas,
              Pollution Control Revenue,
              Refunding Central Power &
              Light Co., Series A,
              3.75%, 05/01/2030
   1,030,000  Brazos River Authority, Texas,                          1,038,868
              Pollution Control Revenue, TXU
              Electric Co. Project, Series A,
              4.95%, 10/01/2030
   1,000,000  Maricopa County Industrial                              1,020,470
              Development Authority, Arizona,
              Solid Waste Disposal Revenue
              Waste Management, Inc.,
              Project, 4.80%, 12/01/2031
                                                                   -------------
Total Industrial Development/Pollution
Control Revenue (Cost $5,931,985)                                     5,999,727
                                                                   -------------
 Total Revenue (Cost $48,988,328)                                    49,247,351
                                                                   -------------
================================================================================
ASSET-BACKED SECURITIES:                                                  3.69%
--------------------------------------------------------------------------------
Housing: 3.69%
   1,155,000  West Virginia State Housing                             1,156,120
              Development Fund, Series D,
              AMT, 3.25%, 11/01/2015
     565,000  Georgia State Housing &                                   572,142
              Finance Authority, Revenue,
              Single-Family Mortgage,
              Subseries C3,
              4.875%, 12/01/2015
   1,505,000  Munimae Trust, Series 2001-6                            1,578,203
              Class A, 4.80%, 01/14/2026
   2,120,000  Colorado Housing & Finance                              2,183,388
              Authority, Single-Family, Series A-2,
              AMT, 7.25%, 05/01/2027
     360,000  District of Columbia Housing                              376,006
              Finance Agency Mortgage
              Revenue, Single-Family, Series A,
              AMT, 6.75%, 06/01/2028
   2,495,000  District of Columbia Housing                            2,755,178
              Finance Agency Mortgage
              Revenue, Single-Family, Series A,
              AMT, 6.85%, 06/01/2031
                                                                   -------------
Total Housing (Cost $8,543,345)                                       8,621,037
                                                                   -------------
Total Asset-Backed Securities (Cost $8,543,345)                       8,621,037
                                                                   -------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $237,104,468)                   102.36%    $239,155,326
(Note D, p.7)
Cash and Other Assets, Less Liabilities                  (2.36)      (5,506,068)
                                                        -------    -------------
Net Assets (Equivalent to $12.69 per
share based on 18,406,825 shares of
capital stock outstanding)                              100.00%    $233,649,258
                                                        =======    ============

======================================================================================
INTEREST RATE SWAPS
--------------------------------------------------------------------------------------
Notional                           Rate                                    Unrealized
Amount          Description      Received    Rate Paid  Termination Date   Gain/(Loss)
--------------------------------------------------------------------------------------
$  2,000,000    BMA Interest       2.62%     Variable*     11/01/2004      $  32,076
                Rate Swap
   5,795,000    BMA Interest       2.02      Variable*     11/01/2005         55,206
                Rate Swap
   5,795,000    BMA Interest     Variable*      3.70       05/01/2011       (209,304)
                Rate Swap
   2,000,000    BMA Interest     Variable*      4.03       11/01/2011       (110,798)
                Rate Swap
   1,080,000    LIBOR Interest    LIBOR+_       5.26       11/01/2013        (79,541)
                Rate Swap
                                                                           ---------
Total Interest Rate Swaps                                                  $(312,361)
                                                                           ---------

* Variable interest based on the Municipal Swap Index, which fluctuates weekly.
+ Interest based on LIBOR (London Interbank Offered Rate), which fluctuates daily.


6   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                             Contract                Unrealized
Contracts    Description                      Amount                Depreciation
--------------------------------------------------------------------------------
18           Interest Rate                  $1,910,531             $   (109,969)
             Swap 10 Yr. Future
             December 2003
                                                                   ------------
Total Short Futures Contract                                       $   (109,969)
                                                                   ------------

--------------------------------------------------------------------------------

(A) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract and interest rate swaps.
(B)   When-issued security.
(C) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(D) At September 30, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $2,379,497 and gross unrealized depreciation of investments was $328,639, resulting in net unrealized appreciation of $2,050,858.

      Explanation of abbreviations:

      ACA--American Capital Access
      AMBAC--American Municipal Bond Assurance Corporation
      AMT--Subject to Alternative Minimum Tax
      FGIC--Financial Guaranty Insurance Company
      FSA--Financial Security Assurance, Inc.
      MBIA--Municipal Bond Investors Assurance Corporation
      PSF Guaranteed--(Texas) Permanent Schools Funds

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Allocation of Portfolio net assets at September 30, 2003:
   Alabama                                                                 1.96%
   Arizona                                                                 2.15
   Arkansas                                                                0.44
   California                                                              4.27
   Colorado                                                                2.66
   Connecticut                                                             0.78
   Florida                                                                 9.20
   Georgia                                                                 1.55
   Illinois                                                                8.95
   Indiana                                                                 0.51
   Kansas                                                                  0.68
   Louisiana                                                               2.06
   Maryland                                                                1.38
   Massachusetts                                                           8.57
   Michigan                                                                3.43
   Minnesota                                                               2.10
   Nebraska                                                                0.95
   Nevada                                                                  0.36
   New Jersey                                                              2.46
   New York                                                                5.59
   North Carolina                                                          3.80
   Ohio                                                                    1.33
   Oklahoma                                                                1.04
   Pennsylvania                                                            6.16
   Rhode Island                                                            0.45
   South Carolina                                                          2.46
   Tennessee                                                               3.16
   Texas                                                                  12.43
   Utah                                                                    1.62
   Virginia                                                                0.59
   Washington                                                              5.17
   West Virginia                                                           0.49
   Wisconsin                                                               1.77
   District of Columbia                                                    1.85
   Cash and Other Assets, Less Liabilities                                (2.37)
                                                                         -------
Total                                                                    100.00%
                                                                         =======

See Notes to Financial Statements.


                        Schedule of Investments -- Municipal Bond Portfolios   7

--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                  Short Duration California Municipal Portfolio
                               September 30, 2003
--------------------------------------------------------------------------------
Principal Amount        Description                                Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                    14.28%
================================================================================
$    300,000  Irvine Ranch Water District,                         $    300,000
              California, Certificates of
              Participation, Capital Improvement
              Project, 1.15%, 08/01/2016
   3,000,000  California Department of Water                          3,000,000
              Resources, Power Supply
              Revenue, Series B-1,
              1.20%, 05/01/2022
   3,000,000  Irvine, California, Improvement                         3,000,000
              Bond Act of 1915, Assessment
              District No. 87-8,
              1.20%, 09/02/2024
   1,000,000  California Health Facilities                            1,000,000
              Financing Authority Revenue,
              Hospital Adventist Health Systems,
              Series A, 1.20%, 09/01/2025
   1,200,000  California State, Series A-2,                           1,200,000
              1.15%, 05/01/2033
   2,900,000  Los Angeles, California,                                2,900,000
              Department of Water & Power,
              Revenue, Subseries B-3,
              1.18%, 07/01/2034
                                                                   -------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $11,400,000)                                                   11,400,000
                                                                   -------------
================================================================================
PREREFUNDED/ESCROWED:                                                      0.75%
--------------------------------------------------------------------------------
     520,000  Massachusetts State                                       602,170
              Consolidated Loan
              FSA, 5.50%, 03/01/2018,
              Prerefunded 03/01/2012 @100
                                                                   -------------
Total Prerefunded/Escrowed (Cost $580,097)                              602,170
                                                                   -------------
================================================================================
Principal Amount        Description                                 Market Value
================================================================================
INSURED:                                                                  48.79%
--------------------------------------------------------------------------------
   1,485,000  Los Angeles Unified School                              1,485,000
              District, California,
              Certificates of Participation,
              Series B, MBIA, 5.00%, 10/01/2003
   1,530,000  Sacramento County, California,                          1,535,018
              Special Tax, Refunding Laguna
              Community Facilities District,
              MBIA, 3.00%, 12/01/2003
   2,025,000  East Side Unified High School                           2,031,723
              District, California, Refunding,
              Series B, MBIA,
              2.00%, 02/01/2004
   1,220,000  Los Angeles, California,                                1,228,028
              Certificates of Participation
              Equipment Program, MBIA,
              3.00%, 02/01/2004
   2,170,000  Long Beach, California, Harbor                          2,210,709
              Revenue, Series A, MBIA,
              4.00%, 05/15/2027
   1,000,000  Alameda Unified School                                  1,033,430
              District, California, Refunding,
              FSA, 5.50%, 07/01/2004
   1,435,000  Lodi Unified School District,                           1,458,591
              California, MBIA,
              3.00%, 08/01/2004
              (Note A, p. 11)
   1,000,000  Long Beach Finance Authority,                           1,016,440
              California, Tax Allocation
              Revenue, North Long Beach
              Redevelopment, AMBAC,
              3.00%, 08/01/2004
   2,400,000  San Jose Unified School                                 2,439,456
              District, California, County, Series A,
              FSA, 3.00%, 08/01/2004
   1,000,000  Chino Basin Regional Financing                          1,036,170
              Authority, California, Revenue
              Municipal Water District Sewer
              Systems Project, AMBAC,
              5.40%, 08/01/2004
     200,000  Los Angeles, California, Harbor                           207,398
              Department Revenue, Crossover
              Refunding, Series A, AMBAC,
              5.50%, 08/01/2004
   1,000,000  Sacramento Municipal Utility                            1,017,210
              District, California, Electric
              Revenue, Refunding, Series Q,
              FSA, 3.00%, 08/15/2004
   1,250,000  San Joaquin Hills                                       1,228,913
              Transportation Corridor
              Agency, California, Toll Road
              Revenue, Capital Appreciation
              Refunding, Series A, MBIA,
              0.00%, 01/15/2005
   1,050,000  Alhambra Redevelopment Agency,                          1,081,448
              California, Tax Allocation,
              Refunding Industrial
              Redevelopment Project, FSA,
              3.00%, 05/01/2005
   2,850,000  Beverly Hills Public Financing                          2,989,023
              Authority, California, Lease
              Refunding, Series A, MBIA,
              4.00%, 06/01/2005
   1,000,000  Los Angeles County                                      1,051,200
              Metropolitan Transportation
              Authority, California, Sales
              Tax Revenue, Refunding
              Proposition C-Second Senior,
              Series A, MBIA,
              4.00%, 07/01/2005

*See Note 1, page 38 in Notes to Financial Statements.


8   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,450,000  Los Angeles Community College                        $  2,537,146
              District, California, Refunding,
              Series A, FSA,
              3.00%, 08/01/2005
   1,250,000  Los Angeles, California, Series A,                      1,296,475
              MBIA, 3.00%, 09/01/2005
   1,070,000  San Francisco City & County,                            1,172,677
              California, Airports
              Commission, California
              International Airport,
              Refunding, Second Series-27A,
              MBIA, 5.50%, 05/01/2006
   1,270,000  California Department of Water                          1,420,203
              Resources, Power Supply
              Revenue, Series A, MBIA,
              5.25%, 05/01/2007
     605,000  Hillsborough County School                                680,371
              District, Florida, Sales Tax
              Revenue, AMBAC,
              5.00%, 10/01/2011
   1,025,000  William S. Hart Union High                              1,025,923
              School District, California,
              Certificates of Participation,
              School Facility Bridge Funding
              Program, FSA,
              2.40%, 01/15/2015
   1,000,000  Fontana Public Financing                                1,075,800
              Authority, California, Tax
              Allocation Revenue, North
              Fontana Redevelopment Project,
              Series A, FSA,
              5.25%, 09/01/2020
   1,000,000  San Jose Unified School                                 1,038,250
              District, California, Series A,
              FSA, 5.00%, 08/01/2021
   1,460,000  Northern California Power                               1,497,945
              Agency, Public Power Revenue,
              Hydroelectric Project No. 1,
              Series A, MBIA,
              5.125%, 07/01/2023
   1,300,000  Fremont, California,                                    1,308,671
              Certificates of Participation,
              Refinancing Project, AMBAC,
              1.70%, 08/01/2025
   1,500,000  Rancho Water District                                   1,524,660
              Financing Authority,
              California, Revenue, Refunding,
              Series A, FGIC,
              3.00%, 08/01/2029
   1,310,000  William S. Hart Union High School                       1,311,179
              District, California, Certificates of
              Participation, School Facility Bridge
              Funding Program, FSA,
              2.40%, 01/15/2036
                                                                   -------------
Total Insured (Cost $38,603,381)                                     38,939,057
                                                                   -------------
================================================================================
TAX SUPPORTED:                                                            17.79%
--------------------------------------------------------------------------------
State General Obligations: 3.65%
   1,575,000  California State,                                       1,687,219
              4.75%, 03/01/2006
   1,000,000  California State,                                       1,096,520
              5.50%, 06/01/2006
     125,000  California State,                                         125,821
              5.00%, 11/01/2022
                                                                   -------------
Total State General Obligations
(Cost $2,864,451)                                                     2,909,560
                                                                   -------------
Local General Obligations: 8.17%
   2,400,000  Los Angeles Unified School                              2,418,360
              District, California, Tax &
              Revenue Anticipation Notes,
              Series A, 2.00%, 07/01/2004
   1,000,000  Fremont-Newark Community                                1,016,440
              College District, California,
              Series A, 3.00%, 08/01/2004
   1,000,000  New York, New York, Series G,                           1,031,020
              5.00%, 08/01/2004
   2,000,000  Franklin, Massachusetts, Bond                           2,055,260
              Anticipation Notes,
              3.00%, 04/01/2005
                                                                   -------------
Total Local General Obligations
(Cost $6,488,554)                                                     6,521,080
                                                                   -------------
Tax Lease: 1.39%
   1,000,000  California Public Works Board                           1,004,780
              Lease Revenue, Refunding,
              Department of Corrections,
              Del Norte, Series C,
              4.70%, 12/01/2003
     105,000  Puerto Rico Urban Renewal &                               105,431
              Housing Corp.,
              7.875%, 10/01/2004
                                                                   -------------
Total Tax Lease (Cost $1,108,823)                                     1,110,211
                                                                   -------------
Special Tax: 4.58%
     200,000  Westchester Community                                     200,016
              Development District No. 1,
              Florida, Bond Anticipation Notes,
              5.50%, 01/01/2004
     100,000  Chula Vista Community                                     100,349
              Facilities District,
              California, Special Tax No. 06-1
              Eastlake Woods Area,
              Series A, 2.40%, 09/01/2004
     190,000  Salinas Public Financing                                  192,349
              Authority, California, Revenue,
              Refunding Assessment Districts
              Refinancing Subordinated B,
              4.00%, 09/02/2004


                        Schedule of Investments -- Municipal Bond Portfolios   9

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$    200,000  South Tahoe, California, Joint                       $    200,058
              Powers Financing Authority,
              Bond Anticipation Notes,
              Redevelopment Project 1-B,
              3.00%, 10/01/2004
   1,800,000  Puerto Rico Commonwealth                                1,908,990
              Highways & Transportation,
              Refunding, Series F,
              5.00%, 07/01/2005
     100,000  Chula Vista Community                                     101,264
              Facilities District,
              California, Special Tax No.
              06-1 Eastlake Woods Area,
              Series A, 2.90%, 09/01/2005
     190,000  North Las Vegas, Nevada,                                  190,663
              Special Improvement District
              No. 60 Aliante,
              3.50%, 12/01/2005
     200,000  Fishhawk Community Development                            201,156
              District No. 2, Florida,
              Special Assessment Revenue,
              Series B, 5.00%, 11/01/2007
     200,000  Vizcaya Community Development                             199,910
              District, Florida, Special
              Assessment, Series B,
              5.40%, 11/01/2007
     200,000  Villasol Community Development                            201,708
              District, Florida, Special
              Assessment Revenue, Series B,
              5.375%, 05/01/2008
     160,000  Gateway Services Community                                160,115
              Development District, Florida,
              Special Assessment, Sun City
              Center, Fort Meyers Project,
              Series B, 5.50%, 05/01/2010
                                                                   -------------
Total Special Tax (Cost $3,629,662)                                   3,656,578
                                                                   -------------
Total Tax Supported (Cost $14,091,490)                               14,197,429
                                                                   -------------
================================================================================
REVENUE:                                                                  15.19%
--------------------------------------------------------------------------------
Electric Revenue: 5.38%
   1,000,000  California Department of Water                          1,061,320
              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2005
   1,080,000  California Department of Water                          1,179,630
              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2006
   2,000,000  Sacramento Municipal Utility                            2,050,160
              District, California, Electric
              Revenue, Registered Linked
              Pars and Inflos,
              5.40%, 11/15/2006
                                                                   -------------
Total Electric Revenue (Cost $4,237,205)                              4,291,110
                                                                   -------------
Health Care Revenue: 1.39%
     350,000  Maricopa County Industrial                                355,254
              Development Authority, Arizona,
              Health Facilities Revenue,
              Catholic Healthcare West Project,
              Series A, 4.35%, 07/01/2004
     135,000  Association of Bay Area                                   139,529
              Governments Finance Authority for
              Nonprofit Corp., California, Revenue,
              San Diego Hospital Associates,
              Series A, 6.00%, 08/15/2004
     590,000  California Statewide                                      610,420
              Communities Development
              Authority Revenue, Kaiser
              Permanente, Series C,
              3.70%, 11/01/2029
                                                                   -------------
Total Health Care Revenue (Cost $1,079,719)                           1,105,203
                                                                   -------------
Higher Education Revenue: 1.27%
   1,000,000  CSUCI Financing Authority,                              1,016,430
              California, Revenue Rental
              Housing, 3.375%, 08/01/2031
                                                                   -------------
Total Higher Education Revenue
(Cost $1,000,000)                                                     1,016,430
                                                                   -------------
Tobacco Revenue: 2.03%
     705,000  California County Tobacco                                 668,417
              Securitization Agency, Alameda
              County Tobacco Settlement
              Asset-Backed Bonds,
              4.75%, 06/01/2019
     465,000  Tobacco Securitization                                    464,168
              Authority of Northern
              California Settlement Revenue,
              Asset-Backed Bonds, Series B,
              Sacramento County Tobacco
              Securitization Corp.,
              4.375%, 06/01/2021
     500,000  Golden State Tobacco                                      491,400
              Securitization Corp.,
              California Tobacco Settlement
              Revenue, Series 2003-A-1,
              5.00%, 06/01/2021
                                                                   -------------
Total Tobacco Revenue (Cost $1,635,167)                               1,623,985
                                                                   -------------
Miscellaneous Revenue: 2.53%
     200,000  Meadow Pointe III Community                               201,596
              Development District, Florida,
              Capital Improvement Revenue,
              Series B, 5.25%, 11/01/2007
   1,500,000  Los Angeles County                                      1,689,315
              Metropolitan Transportation Authority,
              California, Sales Tax Revenue,
              Refunding Proposal A First Tier
              Senior, Series A, FSA,
              5.00%, 07/01/2011


10   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$    130,000  Broad Street Community                               $    129,982
              Development Authority,
              Virginia, Revenue,
              7.125%, 06/01/2015
                                                                   -------------
Total Miscellaneous Revenue
(Cost $1,989,637)                                                     2,020,893
                                                                   -------------
Industrial Development/Pollution Control
Revenue: 2.59%
     370,000  Louisa Industrial Development                             392,270
              Authority, Virginia, Pollution
              Control Revenue, Virginia
              Electric & Power Co.,
              5.25%, 12/01/2008
     320,000  Pope County, Arkansas, Revenue,                           327,005
              Refunding Entergy Arkansas,
              Inc. Project, 5.05%, 09/01/2028
     525,000  Matagorda County Navigation                               525,210
              District No. 1, Texas,
              Pollution Control Revenue,
              Refunding Central Power &
              Light Co., Series A,
              3.75%, 05/01/2030
     400,000  Maricopa County Industrial                                408,188
              Development Authority, Arizona,
              Solid Waste Disposal Revenue,
              Waste Management, Inc., Project,
              4.80%, 12/01/2031
     410,000  Brazos River Authority, Texas,                            410,385
              Pollution Control Revenue,
              Refunding TXU Electric Co.
              Project, Series D,
              4.25%, 05/01/2033
                                                                   -------------
Total Industrial Development/Pollution
Control Revenue (Cost $2,027,129)                                     2,063,058
                                                                   -------------
Total Revenue (Cost $11,968,857)                                     12,120,679
                                                                   -------------
================================================================================
ASSET-BACKED SECURITIES:                                                   5.78%
--------------------------------------------------------------------------------
Housing: 5.78%
     665,000  Santa Clara County Housing                                665,831
              Authority, California,
              Multifamily Housing Revenue,
              John Burns Gardens Apartments
              Project B, 3.80%, 08/01/2004
     550,000  East Bay Delta Housing &                                  576,692
              Finance Agency, California,
              Lease Revenue, Passthrough
              Lease Purchase, MBIA,
              4.25%, 06/01/2005
     890,000  San Jose, California,                                     894,130
              Multifamily Housing Revenue,
              El Parador Apartments Project,
              Series C, 4.90%, 01/01/2016
     945,000  California Rural Home Mortgage                          1,007,568
              Finance Authority,
              Single-Family Mortgage
              Revenue, Mortgage-Backed
              Securities Program, Series A,
              GNMA/FNMA,
              6.55%, 06/01/2030
   1,460,000  California Statewide                                    1,471,798
              Communities Development
              Authority, Multifamily Housing
              Revenue, Fountains Seacliff
              Apartments, Series Y,
              2.10%, 10/15/2035
                                                                   -------------
Total Housing (Cost $4,572,828)                                       4,616,019
                                                                   -------------
Total Asset-Backed Securities
(Cost $4,572,828)                                                     4,616,019
                                                                   -------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments
(Cost $81,216,653)                                      102.58%    $ 81,875,354
(Note B, below)
Cash and Other Assets, Less Liabilities                  (2.58)      (2,057,618)
                                                        -------    -------------
Net Assets (Equivalent to $12.67
per share based on 6,300,004
shares of capital stock outstanding)                    100.00%    $ 79,817,736
                                                        =======    =============
================================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                           Contract                 Unrealized
Contracts    Description                    Amount                 Depreciation
--------------------------------------------------------------------------------

8            Interest Rate                 $849,125                $    (48,875)
             Swap 10 Yr. Future
             December 2003
                                                                   -------------
Total Short Futures Contract                                       $    (48,875)
                                                                   -------------

--------------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.
(B) At September 30, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $688,243 and gross unrealized depreciation of investments was $29,542, resulting in net unrealized appreciation of $658,701.

      Explanation of abbreviations:

      AMBAC--American Municipal Bond Assurance Corporation
      FGIC--Financial Guaranty Insurance Company
      FNMA--Federal National Mortgage Association
      FSA--Financial Security Assurance, Inc.
      GNMA--Government National Mortgage Association
      MBIA--Municipal Bond Investors Assurance Corporation

See Notes to Financial Statements.


                        Schedule of Investments -- Municipal Bond Portfolios  11

--------------------------------------------------------------------------------
                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                   Short Duration New York Municipal Portfolio
                               September 30, 2003
--------------------------------------------------------------------------------
Principal Amount        Description                                Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                    17.47%
--------------------------------------------------------------------------------
$  1,050,000  New York State Job Development                       $  1,050,000
              Authority, AMT,
              1.25%, 03/01/2007
     300,000  New York City, New York,                                  300,000
              Subseries E5,
              1.20%, 08/01/2016
   1,485,000  New York City, New York,                                1,485,000
              Subseries A8,
              1.15%, 08/01/2018
   3,500,000  Port Authority of New York &                            3,500,000
              New Jersey, Special Obligation
              Revenue, Series 2,
              1.15%, 05/01/2019
   2,200,000  Port Authority of New York &                            2,200,000
              New Jersey, Special Obligation
              Revenue, Series 3,
              1.20%, 06/01/2020
   2,900,000  New York City Municipal Water                           2,900,000
              Finance Authority, New York,
              Water & Sewer System Revenue,
              Series C, FGIC,
              1.15%, 06/15/2022
   1,600,000  New York City, New York, Series 93B,                    1,600,000
              FGIC, 1.15%, 10/01/2022
   1,600,000  New York City Transitional                              1,600,000
              Finance Authority, New York
              City Recovery, Series 3-Subseries 3E,
              1.20%, 11/01/2022
   1,600,000  New York City Transitional                              1,600,000
              Finance Authority, New York
              City Recovery, Series 3-Subseries 3B,
              1.23%, 11/01/2022
   2,100,000  New York City Housing                                   2,100,000
              Development Corp., New York,
              Mortgage Revenue, Residential
              East 17th St., Series A,
              1.19%, 01/01/2023
   1,800,000  New York City Municipal Water                           1,800,000
              Finance Authority, New York,
              Water & Sewer System Revenue,
              Series G, FGIC,
              1.20%, 06/15/2024
   1,000,000  Long Island Power Authority,                            1,000,000
              New York, Electric System
              General Revenue, Series 1B,
              1.20%, 05/01/2033
                                                                   -------------
Total Tax-Exempt Variable-Rate
Demand Notes (Cost $21,135,000)                                      21,135,000
                                                                   -------------
================================================================================
Principal Amount        Description                                 Market Value
================================================================================
PREREFUNDED/ESCROWED:                                                     11.92%
--------------------------------------------------------------------------------
   3,500,000  Atlanta, Georgia, Water & Sewer                         3,604,755
              Revenue, 5.00%, 01/01/2010,
              Prerefunded 01/01/2004 @ 102
   2,800,000  New York City Transitional                              2,837,436
              Finance Authority, Future Tax
              Secured, Series C,
              5.00%, 02/01/2004,
              Escrowed to Maturity
              (Notes A & B, p. 16)
   1,000,000  New York State Medical Care                             1,099,650
              Facilities Finance Agency,
              Brookdale Hospital Medical
              Center, Series A,
              6.85%, 02/15/2017,
              Prerefunded 02/15/2005 @ 102
   2,545,000  New York City Municipal Water                           2,780,871
              Finance Authority, New York,
              Water & Sewer System Revenue,
              5.875%, 06/15/2025,
              Prerefunded 06/15/2005 @ 101
   1,390,000  New York State Urban                                    1,635,182
              Development Corp.,
              Correctional Facilities
              Service Contract, Series D,
              FSA, 5.75%, 01/01/2015,
              Prerefunded 01/01/2011 @ 100
     585,000  New York State Environmental                              693,962
              Facilities Corp., State Water
              Revolving Fund, New York City
              Municipal Water Refunding,
              Series A, 5.75%, 06/15/2011,
              Escrowed to Maturity
   1,000,000  New York City, New York, Series B,                      1,010,250
              AMBAC, 8.25%, 06/01/2017,
              Escrowed to Maturity
     650,000  Massachusetts State,                                      752,713
              Consolidated Loan, Series B,
              5.50%, 03/01/2018,
              Escrowed to Maturity
                                                                   -------------
Total Prerefunded/Escrowed
(Cost $14,096,772)                                                   14,414,819
                                                                   -------------
================================================================================
INSURED:                                                                  28.50%
--------------------------------------------------------------------------------
   1,209,281  Longwood Central School                                 1,225,739
              District, New York, FGIC,
              4.00%, 03/15/2004
   1,115,000  Suffolk County, New York,                               1,126,362
              Refunding Public Improvement,
              Series A, MBIA,
              3.00%, 04/01/2004
   1,000,000  Long Island Power Authority,                            1,020,030
              New York, Electric Systems,
              MBIA, 5.00%, 04/01/2004

*See Note 1, page 38 in Notes to Financial Statements.


12  Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,100,000  New York State Local                                 $  1,124,739
              Government Assistance Corp.,
              Refunding, Series A, AMBAC,
              5.50%, 04/01/2004
   1,000,000  New York City, New York, Series K,                      1,034,290
              AMBAC, 8.00%, 04/01/2004
   1,000,000  Clarence Central School                                 1,010,970
              District, New York, FSA,
              2.75%, 05/15/2004
   1,240,000  Trumansburg Central School                              1,254,619
              District, New York, FGIC,
              2.625%, 06/15/2004
   1,000,000  Fayetteville-Manlius Central                            1,012,660
              School District, New York,
              FGIC, 2.75%, 06/15/2004
   1,900,000  North Syracuse Central School                           1,927,360
              District, New York, FSA,
              3.00%, 06/15/2004
   1,820,000  Elmira City School District,                            1,849,375
              New York, FGIC,
              3.25%, 06/15/2004
   3,000,000  New York State Dormitory                                3,075,540
              Authority, Revenue, MBIA,
              3.50%, 10/01/2004
   2,000,000  Suffolk County Industrial                               2,043,560
              Development Agency, New York,
              Southwest Sewer System
              Revenue, FGIC,
              4.80%, 02/01/2005
   1,380,000  Erie County, New York,                                  1,422,656
              Industrial Development Agency,
              School Facilities Revenue,
              City of Buffalo Project, FSA,
              3.00%, 05/01/2005
   1,225,000  Trumansburg Central School                              1,264,923
              District, New York, FGIC,
              3.00%, 06/15/2005
   1,450,000  Newark Central School                                   1,503,345
              District, New York, FGIC,
              3.25%, 06/15/2005
   1,000,000  Erie County, New York, FGIC,                            1,073,350
              5.00%, 09/01/2005
   2,000,000  Suffolk County Industrial                               2,044,620
              Development Agency, New York,
              Southwest Sewer System
              Revenue, FGIC,
              4.90%, 02/01/2006
   2,055,000  Nassau County, New York, MBIA,                          2,333,288
              5.35%, 01/15/2009
   1,500,000  New York State Thruway                                  1,711,110
              Authority, Highway & Bridge
              Trust Fund, Series 2002C,
              MBIA, 5.25%, 04/01/2010
     710,000  Utah Transit Authority, Utah,                             795,548
              Sales Tax Revenue, Series A,
              FSA, 5.00%, 06/15/2011
   1,260,000  MTA, New York Transit                                   1,417,576
              Authority, Certificates of
              Participation, Series A, AMBAC,
              5.625%, 01/01/2013
   1,160,000  New York State Thruway                                  1,265,003
              Authority, Highway & Bridge
              Trust Fund, Series B, MBIA,
              5.25%, 04/01/2017
   1,830,000  MTA, New York, FGIC,                                    1,931,291
              5.25%, 11/15/2022
                                                                   -------------
Total Insured (Cost $33,881,643)                                     34,467,954
                                                                   -------------
================================================================================
TAX SUPPORTED:                                                            19.34%
--------------------------------------------------------------------------------
Local General Obligation: 4.41%
   1,500,000  New York City, New York,                                1,546,530
              Series G, 5.00%, 08/01/2004
   1,000,000  New York City, New York,                                1,033,070
              Series B, 5.25%, 08/01/2004
   1,660,000  Suffolk County, New York, Tax                           1,675,421
              Anticipation Notes,
              2.00%, 09/08/2004
   1,000,000  New York City, New York,                                1,078,730
              Series A, 6.00%, 08/01/2005
                                                                   -------------
Total Local General Obligation
(Cost $5,273,105)                                                     5,333,751
                                                                   -------------
Tax Lease: 4.95%
     105,000  Puerto Rico Urban Renewal &                               105,432
              Housing Corp.,
              7.875%, 10/01/2004
   2,000,000  MTA, State Service Contract,                            2,064,400
              4.00%, 01/01/2005
   1,000,000  New York State Dormitory                                1,047,290
              Authority, Mental Health
              Services Facilities, Series C-1,
              5.00%, 02/15/2005
   1,565,000  New York State Thruway                                  1,663,078
              Authority, State Service Contract,
              5.60%, 04/01/2005
   1,000,000  New York State Dormitory                                1,103,430
              Authority, Court Facilities
              Lease Revenue,
              5.25%, 08/01/2013
                                                                   -------------
Total Tax Lease (Cost $5,847,990)                                     5,983,630
                                                                   -------------
Special Tax: 9.98%
     295,000  Westchester Community                                     295,024
              Development District No. 1,
              Florida, Bond Anticipation Notes,
              5.50%, 01/01/2004
   2,960,000  Municipal Assistance Corp.,                             3,070,793
              New York, Refunding, Series J,
              6.00%, 07/01/2004
              (Note B, p. 16)


                        Schedule of Investments -- Municipal Bond Portfolios  13

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$    300,000  South Tahoe Joint Powers                             $    300,087
              Financing Authority,
              California, Bond Anticipation Notes,
              Redevelopment Project 1-B,
              3.00%, 10/01/2004
   2,525,000  New York City Transitional                              2,604,613
              Finance Authority, Series 2003,
              Subseries 3A,
              4.00%, 11/01/2004
     290,000  North Las Vegas, Local Improvement                        291,012
              Special District No. 60, Nevada,
              3.50%, 12/01/2005
   1,675,000  Puerto Rico Commonwealth                                1,824,443
              Highway & Transportation
              Authority, Highway Revenue,
              Series AA, 5.00%, 07/01/2006
   1,000,000  New York City Transitional                              1,098,870
              Finance Authority, Fiscal 2003,
              Series C, 5.00%, 08/01/2006
     300,000  Fishhawk Community Development                            301,734
              District No. 2, Florida,
              Special Assessment Revenue,
              Series B, 5.00%, 11/01/2007
     300,000  Meadow Pointe III Community                               302,394
              Development District, Florida,
              Capital, Series B,
              5.25%, 11/01/2007
     300,000  Vizcaya Community Development                             299,865
              District, Florida, Special
              Assessment, Series B,
              5.40%, 11/01/2007
     300,000  Villasol Community Development                            302,562
              District, Florida, Special
              Assessment Revenue, Series B,
              5.375%, 05/01/2008
     240,000  Gateway Services Community                                240,173
              Development District, Florida,
              Special Sun City Center Fort
              Meyers Project B,
              5.50%, 05/01/2010
   1,000,000  New York City Transitional                              1,132,870
              Finance Authority, Series 2002A,
              5.50%, 11/01/2026
                                                                   -------------
Total Special Tax (Cost $11,883,148)                                 12,064,440
                                                                   -------------
Total Tax Supported (Cost $23,004,243)                               23,381,821
                                                                   -------------
================================================================================
REVENUE:                                                                  22.05%
--------------------------------------------------------------------------------
Electric Revenue: 7.45%
   1,645,000  New York State Power                                    1,741,726
              Authority, Series 1998A,
              5.50%, 02/15/2005
   1,615,000  California Department of Water                          1,714,032
              Resources, Power Supply
              Revenue, Series 2003A,
              5.50%, 05/01/2005
   1,000,000  Long Island Power Authority,                            1,048,010
              New York, Electric Systems
              Revenue, Series 2003A,
              4.50%, 06/01/2005
   1,000,000  Long Island Power Authority,                            1,056,170
              New York, Electric Systems
              Revenue, Series B,
              5.00%, 06/01/2005
   1,325,000  California Department of Water                          1,447,231
              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2006
   2,000,000  New York State Power                                    2,000,000
              Authority, Revenue & General
              Purpose, .90%, 03/01/2020
                                                                   -------------
Total Electric Revenue (Cost $8,906,171)                              9,007,169
                                                                   -------------
Health Care Revenue: 1.37%
   1,165,000  New York State Dormitory                                1,200,265
              Authority, Kateri Residence
              Revenue, 3.00%, 07/01/2005
     435,000  East Rochester Housing                                    460,991
              Authority, New York, Revenue,
              Refunding GNMA North Park
              Nursing Home,
              3.70%, 10/20/2006
                                                                   -------------
Total Health Care Revenue (Cost $1,621,500)                           1,661,256
                                                                   -------------
Tobacco Revenue: 1.48%
     280,000  Tobacco Settlement Financing                              260,845
              Corp., New Jersey, Tobacco
              Settlement Asset-Backed Bonds,
              4.375%, 06/01/2019
     645,000  Northern Tobacco                                          601,140
              Securitization Corp., Alaska,
              Tobacco Settlement
              Asset-Backed Bonds,
              6.20%, 06/01/2022
   1,090,000  Tobacco Settlement Financing                              934,218
              Corp., New Jersey, Tobacco
              Settlement Asset-Backed Bonds,
              5.75%, 06/01/2032
                                                                   -------------
Total Tobacco Revenue (Cost $1,743,688)                               1,796,203
                                                                   -------------
Water/Sewer Revenue: 4.08%
   1,590,000  New York State Environmental                            1,601,830
              Facilities Corp., Clean Water
              & Drinking, 2.00%, 06/15/2004
   1,000,000  New York State Environmental                            1,017,810
              Facilities Corp., Clean Water
              & Drinking, NYC Municipal
              Water Finance Authority,
              3.50%, 06/15/2004
   1,815,000  New York State Environmental                            1,830,119
              Facilities Corp., Clean Water &
              Drinking, 2.00%, 07/15/2004


14  Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$     90,000  New York State Environmental                         $    105,682
              Facilities Corp., New York
              City Municipal Water Refunding,
              Series A, 5.75%, 06/15/2011
      75,000  New York State Environmental                               75,284
              Facilities Corp., State Water
              Pollution Control Revenue,
              Series 1990C,
              7.20%, 03/15/2011
     300,000  New York State Environmental                              301,440
              Facilities Corp., State Water
              Pollution Control, New York
              City Municipal Water Finance
              Authority, Series 90-A,
              7.50%, 06/15/2012
                                                                   -------------
Total Water/Sewer Revenue (Cost $4,915,965)                           4,932,165
                                                                   -------------
Miscellaneous Revenue: 4.20%
   1,270,000  Buffalo, New York, Revenue                              1,288,301
              Anticipation Notes, Series A,
              2.75%, 07/29/2004
   3,475,000  MTA, New York, Revenue, Series B,                       3,592,003
              3.00%, 11/15/2005
     200,000  Broad Street Community                                    199,972
              Development Authority,
              Virginia, Revenue,
              7.125%, 06/01/2015
                                                                   -------------
Total Miscellaneous Revenue
(Cost $5,035,633)                                                     5,080,276
                                                                   -------------
Industrial Development/Pollution Control
Revenue: 3.47%
     715,000  New York City Industrial                                  716,666
              Development Agency, New York,
              Special Facilites Revenue,
              Terminal One Group Association
              Project, AMT, 5.70%, 01/01/2004
     295,000  Louisa Industrial Development                             312,756
              Authority, Virginia, Pollution
              Control Revenue, Virginia
              Electric & Power Co.,
              5.25%, 12/01/2008
     700,000  New York State Environmental                              704,116
              Facilities Corp., Solid Waste
              Disposal Revenue Project,
              Series A, 4.00%, 05/01/2012
     570,000  Pope County, Arkansas, Entergy                            582,477
              Arkansas, Inc., Project
              Revenue, Refunding,
              5.05%, 09/01/2028
     875,000  Matagorda County, Navigation                              875,350
              District No. 1, Texas,
              Pollution Control Revenue,
              Refunding Central Power &
              Light Co., Series A,
              3.75%, 05/01/2030
   1,000,000  Brazos River Authority, Texas,                          1,000,940
              Pollution Control Revenue,
              Refunding TXU Electric Co.
              Project, Series D,
              4.25%, 05/01/2033
                                                                   -------------
Total Industrial Development/Pollution
Control Revenue (Cost $4,163,823)                                     4,192,305
                                                                   -------------
Total Revenue (Cost $26,386,780)                                     26,669,374
                                                                   -------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments
(Cost $118,504,438)                                      99.28%    $120,068,968
(Note C, p. 16)
Cash and Other Assets, Less Liabilities                   0.72          872,129
                                                        -------    -------------
Net Assets (Equivalent to $12.55
per share based on 9,633,497
shares of capital stock outstanding)                    100.00%    $120,941,097
                                                        =======    =============

================================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                           Contract                  Unrealized
Contracts    Description                    Amount                  Depreciation
--------------------------------------------------------------------------------

15          Interest Rate                 $1,592,109               $    (91,641)
             Swap 10 Yr. Future
             December 2003
                                                                   ------------
Total Short Futures Contract                                       $    (91,641)
                                                                   ------------

======================================================================================================
INTEREST RATE SWAPS
------------------------------------------------------------------------------------------------------
 Notional                                  Rate                                            Unrealized
 Amount               Description        Received       Rate Paid    Termination Date      Gain/(Loss)
------------------------------------------------------------------------------------------------------
$1,000,000           BMA Interest          2.62%        Variable*       11/01/2004        $    16,038
                     Rate Swap
 1,000,000           BMA Interest        Variable*        4.03%         11/01/2011            (55,399)
                     Rate Swap
                                                                                          -----------
Total Interest Rate Swaps                                                                 $   (39,361)
                                                                                          -----------

* Variable interest based on the Municipal Swap Index, which fluctuates weekly.


                        Schedule of Investments -- Municipal Bond Portfolios  15

--------------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral for interest rate swaps.
(B) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.
(C) At September 30, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $1,576,151 and gross unrealized depreciation of investments was $11,621 resulting in net unrealized appreciation of $1,564,530.

      Explanation of abbreviations:

      AMBAC--American Municipal Bond Assurance Corporation
      AMT--Subject to Alternative Minimum Tax
      FGIC--Financial Guaranty Insurance Company
      FSA--Financial Security Assurance, Inc.
      GNMA--Government National Mortgage Association
      MBIA--Municipal Bond Investors Assurance Corporation
      MTA--Metropolitan Transportation Authority

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                         Diversified Municipal Portfolio
                               September 30, 2003
--------------------------------------------------------------------------------
Principal Amount        Description                                Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:1.75%
$  4,200,000  Michigan Municipal Bond                             $    4,234,608
              Authority Revenue, Series B-2,
              2.00%, 08/23/2004
  37,665,000  Texas State Tax and Revenue                             37,971,970
              Anticipation Notes,
              2.00%, 08/31/2004
              (Note A, p. 38)
                                                                  --------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $42,200,748)                                                    42,206,578
                                                                  --------------
================================================================================
PREREFUNDED/ESCROWED:                                                      7.73%
--------------------------------------------------------------------------------
   1,015,000  Seattle, Washington, Municipal                           1,038,589
              Light & Power Revenue,
              5.10%, 11/01/2005,
              Prerefunded 11/01/2003 @ 102
   1,260,000  Montgomery County, Ohio,                                 1,268,581
              Hospital Revenue, Grandview
              Hospital & Medical Center,
              5.25%, 12/01/2003,
              Escrowed to Maturity
   3,000,000  Chicago, Illinois, MBIA,                                 3,040,860
              6.50%, 01/01/2004,
              Escrowed to Maturity
   8,150,000  District of Columbia, Series B,                          8,585,291
              6.00%, 06/01/2007,
              Prerefunded 06/01/2004 @ 102
     700,000  Metropolitan Pier & Exposition                             737,296
              Authority, Illinois, Dedicated State
              Tax Revenue, McCormick Place,
              Series A, 5.70%, 06/15/2005,
              Prerefunded 06/15/2004 @ 102
   1,525,000  Cumberland County Municipal                              1,652,215
              Authority, Pennsylvania,
              Revenue, 1st Mortgage Carlisle
              Hospital & Health,
              6.80%, 11/15/2023,
              Prerefunded 11/15/2004 @ 102
   2,330,000  Fulton County Building                                   2,551,164
              Authority, Georgia, Series A,
              8.75%, 01/01/2005,
              Escrowed to Maturity
   1,400,000  Massachusetts Consolidated                               1,528,436
              Loans, Series A, MBIA,
              5.00%, 01/01/2008,
              Prerefunded 01/01/2006 @ 101

*See Note 1, page 38 in Notes to Financial Statements.


16  Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  4,950,000  Ohio State Turnpike Commission,                     $    5,548,158
              Turnpike Revenue, Series A,
              5.70%, 02/15/2013,
              Prerefunded 02/15/2006 @ 102
   1,530,000  New York City, Series I,                                 1,721,265
              5.875%, 03/15/2013,
              Prerefunded 03/15/2006 @ 101.50
   1,035,000  Massachusetts State                                      1,158,900
              Consolidated Loans, Series B,
              FGIC, 5.50%, 06/01/2012,
              Prerefunded 06/01/2006 @ 101
   4,775,000  Chicago, Illinois, Emergency                             5,342,079
              Telephone System, FGIC,
              5.50%, 01/01/2007,
              Escrowed to Maturity
   2,145,000  Nebraska Public Power District                           2,227,411
              Revenue, Power Supply Systems,
              Series C, 4.75%, 01/01/2007,
              Escrowed to Maturity
   1,780,000  Jefferson County, Alabama,                               1,989,506
              Sewer Revenue, Refunding
              Warrants, Series A, FGIC,
              5.375%, 02/01/2027,
              Prerefunded 02/01/2007 @ 100
   1,000,000  Illinois Educational                                     1,152,690
              Facilities Authority Revenue,
              Loyola University, Chicago,
              Series A, 7.00%, 07/01/2007,
              Escrowed to Maturity
   2,030,000  MTA, New York, Commuter                                  2,347,715
              Facilities Revenue, Series C-1,
              FGIC, 6.00%, 07/01/2007,
              Escrowed to Maturity
   1,000,000  Cook County, Illinois MBIA,                              1,132,880
              7.25%, 11/01/2007,
              Escrowed to Maturity
      10,000  Connecticut State,                                          11,425
              5.50%, 12/01/2007,
              Escrowed to Maturity
   1,265,000  Intermountain Power Agency,                              1,516,318
              Utah, Power Supply Revenue,
              Series A, AMBAC,
              6.50%, 07/01/2008,
              Escrowed to Maturity
   2,785,000  Massachusetts Consolidated Loan,                         3,213,639
              Series C, 5.25%, 08/01/2011,
              Prerefunded 08/01/2008 @ 101
   1,000,000  Jefferson County, Alabama,                               1,173,730
              Sewer Revenue, Series A,
              5.75%, 02/01/2038,
              Prerefunded 02/01/2009 @ 101
  11,895,000  Jefferson County, Alabama,                              13,454,434
              Sewer Revenue, Capital
              Improvement Warrants, Series A,
              FGIC, 5.00%, 02/01/2033,
              Prerefunded 02/01/2009 @ 101
   3,495,000  Ohio State Public Facilities                             3,726,928
              Commission, Higher Education
              Capital Facilities, Series A,
              AMBAC, 5.25%, 05/01/2009,
              Escrowed to Maturity
     175,000  District of Columbia,                                      203,249
              Prerefunded 2001, Series B,
              FSA, 5.50%, 06/01/2009,
              Escrowed to Maturity
   1,130,000  Michigan Municipal Bond                                  1,333,106
              Authority Revenue, Clean Water
              Revolving Fund,
              5.625%, 10/01/2011,
              Prerefunded 10/01/2009 @ 101
   3,745,000  Michigan Municipal Bond                                  4,444,042
              Authority Revenue, Clean Water
              Revolving Fund,
              5.75%, 10/01/2014,
              Prerefunded 10/01/2009 @ 101
     235,000  Palm Beach County Solid Waste                              280,092
              Authority, Florida, Revenue,
              Series A, AMBAC,
              6.00%, 10/01/2009,
              Escrowed to Maturity
   1,145,000  Montgomery County, Ohio,                                 1,308,334
              Hospital Revenue, Grandview
              Hospital & Medical Center,
              5.40%, 12/01/2009,
              Escrowed to Maturity
   2,100,000  Montgomery County, Ohio,                                 2,407,860
              Hospital Revenue, Grandview
              Hospital & Medical Center,
              5.50%, 12/01/2010,
              Prerefunded 12/01/2009 @ 100
   1,000,000  Montgomery County, Ohio,                                 1,150,550
              Hospital Revenue, Grandview
              Hospital & Medical Center,
              5.60%, 12/01/2011,
              Prerefunded 12/01/2009 @ 100
   3,475,000  Detroit, Michigan, Water Supply                          4,112,315
              Systems Revenue Senior Lien,
              Series A, FGIC,
              5.875%, 07/01/2022,
              Prerefunded 01/01/2010 @ 101
   2,695,000  Detroit, Michigan, Sewage                                3,208,451
              Disposal Revenue, Series A,
              6.00%, 07/01/2029,
              Prerefunded 01/01/2010 @ 101
   4,000,000  MTA, New York, Dedicated Tax                             4,768,360
              Fund, Series A, FGIC,
              6.00%, 04/01/2030,
              Prerefunded 04/10/2010 @ 100
   3,000,000  Colorado Department of                                   3,595,080
              Transportation, Transportation
              Revenue, AMBAC,
              6.00%, 06/15/2015,
              Prerefunded 06/15/2010 @ 100.50


                        Schedule of Investments -- Municipal Bond Portfolios  17

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,790,000  Massachusetts Consolidated Loan,                    $    3,261,259
              Series C, 5.75%, 10/01/2014,
              Prerefunded 10/01/2010 @ 100
   2,390,000  Illinois State, First Series,                            2,827,513
              MBIA, 5.75%, 12/01/2013,
              Prerefunded 12/01/2010 @ 100
  11,870,000  Massachusetts Consolidated Loan,                        13,738,575
              Series C, 5.375%, 12/01/2018,
              Prerefunded 12/01/2011 @ 100
   7,725,000  Jefferson County, Alabama,                               8,610,517
              Sewer Revenue, Capital
              Improvement Warrants, FGIC,
              5.00%, 02/01/2041,
              Prerefunded 08/01/2012 @ 100
  21,000,000  Jefferson County, Alabama,                              23,775,780
              Sewer Revenue, Capital
              Improvement Warrants, FGIC,
              5.125%, 02/01/2042,
              Prerefunded 08/01/2012 @ 100
   2,755,000  Tarrant County Health                                    3,087,969
              Facilities Development Corp.,
              Texas, Harris Methodist Health
              System, Series A,
              5.125%, 09/01/2012,
              Escrowed to Maturity
   1,075,000  Anchorage, Alaska, School                                1,280,422
              Improvement, Series B, FGIC,
              5.875%, 12/01/2012,
              Escrowed to Maturity
   4,100,000  North Carolina Municipal Power                           4,709,875
              Agency No. 1, Catawba Electric
              Revenue, 5.50%, 01/01/2013,
              Escrowed to Maturity
   2,045,000  Retama Development Corp.,                                2,939,442
              Texas, Special Facilities
              Revenue, Retama Racetrack,
              8.75%, 12/15/2013,
              Escrowed to Maturity
     150,000  Florida State Board of                                     210,512
              Education Capital Outlay,
              9.125%, 06/01/2014,
              Escrowed to Maturity
     950,000  Massachusetts State Water                                1,085,812
              Pollution Abatement, Series B,
              5.25%, 08/01/2014,
              Escrowed to Maturity
   2,690,000  MTA, New York, Dedicated Tax                             3,031,818
              Fund, Series A, FGIC,
              5.00%, 04/01/2023,
              Prerefunded 10/01/2015 @ 100
   4,985,000  Retama Development Corp.,                                7,322,108
              Texas, Special Facilities
              Revenue, Retama Racetrack,
              8.75%, 12/15/2018,
              Escrowed to Maturity
   1,000,000  Bell County Health Facilities                            1,262,960
              Development Corp., Texas,
              Lutheran General Health Care
              System, 6.50%, 07/01/2019,
              Escrowed to Maturity
   4,940,000  Rhode Island Depositors                                  5,856,469
              Economic Protection Corp.,
              Series A, FSA,
              5.75%, 08/01/2019,
              Escrowed to Maturity
   1,500,000  Rhode Island Depositors                                  1,692,705
              Economic Protection Corp.,
              Series A, FSA,
              5.50%, 08/01/2020,
              Escrowed to Maturity
   1,640,000  North Carolina Eastern                                   1,948,353
              Municipal Power Agency, Power
              System Revenue, Series A,
              6.00%, 01/01/2026,
              Prerefunded 01/01/2022 @ 100
   5,780,000  Rhode Island Depositors                                  7,162,807
              Economic Protection Corp.,
              Series A, 6.375%, 08/01/2022,
              Escrowed to Maturity
                                                                  --------------
Total Prerefunded/Escrowed
(Cost $171,262,973)                                                  186,735,845
                                                                  --------------
================================================================================
INFLATION ADJUSTED:                                                        1.10%
--------------------------------------------------------------------------------
   1,760,000  Orlando, Florida, Waste Water                            1,760,000
              System Revenue, Series A,
              Variable Rate CPI Bond,
              3.50%, 10/01/2003
   1,900,000  Orlando, Florida, Waste Water                            1,933,136
              System Revenue, Series A,
              Variable Rate CPI Bond,
              4.58%, 10/01/2004
   2,050,000  Orlando, Florida, Waste Water                            2,106,457
              System Revenue, Series A,
              Variable Rate CPI Bond,
              4.60%, 10/01/2005
   2,165,000  Orlando, Florida, Waste Water                            2,232,526
              System Revenue, Series A,
              Variable Rate CPI Bond,
              4.62%, 10/01/2006
   1,790,000  Orlando, Florida, Waste Water                            1,837,990
              System Revenue, Series A,
              Variable Rate CPI Bond,
              4.64%, 10/01/2007
   5,965,000  Orlando, Florida, Waste Water                            6,124,922
              System Revenue, Series A,
              Variable Rate CPI Bond,
              Mandatory Put 10/01/2007,
              4.64%, 10/01/2015


18   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  5,685,000  Illinois Development Finance                        $    5,678,349
              Authority, Adventist Health
              System, Series B, Variable Rate
              CPI Bond, MBIA,
              4.42%, 01/01/2019
   4,750,000  Delaware Valley Regional                                 4,917,580
              Finance Authority,
              Pennsylvania, Local Government
              Revenue, Series A, Variable
              Rate CPI Bond, AMBAC,
              Mandatory Put 07/01/2007,
              3.975%, 07/01/2027
                                                                  --------------
Total Inflation Adjusted (Cost $25,385,393)                           26,590,960
                                                                  --------------
================================================================================
INSURED:                                                                  44.04%
--------------------------------------------------------------------------------
   3,005,000  New Haven, Connecticut, Series B,                        3,016,209
              FSA, 5.75%, 11/01/2003
   2,300,000  Du Page County, Illinois,                                2,324,058
              Transportation Revenue, FSA,
              5.25%, 01/01/2004
   3,240,000  Plano Independent School                                 3,299,324
              District, Texas, PSF
              Guaranteed, 6.00%, 02/15/2004
   3,590,000  Kansas City, Missouri,                                   3,658,138
              Passenger Facility Charge
              Revenue, AMBAC,
              5.00%, 04/01/2004
   3,190,000  Illinois State, MBIA,                                    3,260,946
              5.50%, 04/01/2004
     810,000  Pennsylvania Economic                                      828,120
              Development Financing
              Authority, Northwestern Human
              Services, Series A, ACA,
              4.60%, 06/01/2004
   1,000,000  District of Columbia, Series B-3,                        1,027,730
              MBIA, 5.20%, 06/01/2004
   1,000,000  Port of Portland, Oregon,                                1,025,050
              Airport Revenue, AMT Refunding
              International Airport 15B,
              FGIC, 4.50%, 07/01/2004
   1,780,000  Louisville and Jefferson                                 1,829,146
              County Regional Airport
              Authority, Kentucky, Airport
              Systems Revenue, Series A, FSA,
              5.00%, 07/01/2004
   1,265,000  Rhode Island State Economic                              1,305,176
              Development Corp., Providence
              Place Mall Senior Note
              Obligation, Asset Guaranty,
              Radian, 5.45%, 07/01/2004
   2,750,000  Maricopa County Unified School                           2,847,020
              District No. 69, Arizona,
              Paradise Valley Project of
              1999, Series A, MBIA,
              5.75%, 07/01/2004
   4,030,000  Regional Transportation                                  4,172,179
              Authority, Illinois, MBIA,
              5.75%, 07/01/2004
   2,000,000  Kentucky State Property &                                2,065,760
              Buildings Commission Refunding
              Project No. 69, Series C, FSA,
              5.00%, 08/01/2004
   4,250,000  Duval County School District,                            4,429,775
              Florida, Refunding, AMBAC,
              6.125%, 08/01/2004
   1,065,000  Bethlehem Area School                                    1,098,718
              District, Pennsylvania, FGIC,
              4.50%, 09/01/2004
   2,945,000  Pittsburgh School District,                              3,064,861
              Pennsylvania, Series A, AMBAC,
              5.50%, 09/01/2004
   2,430,000  Tampa, Florida, Utility Tax &                            2,550,431
              Special Revenue Refunding,
              AMBAC, 6.00%, 10/01/2004
   7,715,000  New Jersey State Turnpike                                8,110,655
              Authority Revenue, Series A,
              MBIA, 5.25%, 01/01/2005
   1,000,000  Chicago, Illinois, Public                                1,054,400
              Building Commission, Revenue,
              Series C, FGIC,
              5.375%, 02/01/2005
   8,870,000  New York City, New York, Series E,                       9,507,664
              AMBAC, 6.50%, 02/15/2005
   1,885,000  Orangeburg, South Carolina,                              1,981,757
              Projects Corporation, Capital
              Projects Sales & Use Tax
              Revenue, MBIA,
              4.50%, 04/01/2005
   1,250,000  Minneapolis, Minnesota, Health                           1,315,625
              Care System Revenue, Fairview
              Health Services, Series B,
              MBIA, 4.50%, 05/15/2005
     800,000  Metropolitan Pier & Exposition                             842,216
              Authority, Illinois, Dedicated
              State Tax Revenue, McCormick
              Place, Series A, MBIA,
              5.70%, 06/15/2005
   1,815,000  New Jersey State                                         1,961,126
              Transportation Trust Fund
              Authority, Transportation
              System, Series B, MBIA,
              6.00%, 06/15/2005
   1,875,000  Washington State Public Power                            2,026,800
              Supply System Revenue, Nuclear
              Project No.1, Series A, AMBAC,
              6.00%, 07/01/2005
   2,395,000  Hawaii State Airports Systems                            2,573,739
              Revenue, Series B, FGIC,
              6.125%, 07/01/2005


                        Schedule of Investments -- Municipal Bond Portfolios  19

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,640,000  New York State Dormitory                            $    1,787,895
              Authority Revenue, City
              University System Consolidated,
              Series C, AMBAC,
              6.25%, 07/01/2005
   2,745,000  Orangeburg, South Carolina,                              2,932,566
              Projects Corporation, Capital
              Projects Sales & Use Tax
              Revenue, MBIA,
              4.50%, 10/01/2005
   2,000,000  Chicago, Illinois, Refunding,                            2,137,400
              Series A, AMBAC,
              4.50%, 01/01/2006
   2,500,000  Hawaii State, Series CA, FSA,                            2,726,225
              5.50%, 01/01/2006
   1,000,000  Allegheny County, Pennsylvania,                          1,081,410
              Airport Revenue, Pittsburgh
              International Airport, Series A-1,
              MBIA, AMT,
              5.75%, 01/01/2006
   1,200,000  Williamson County, Texas, FSA,                           1,300,788
              5.00%, 02/15/2006
   2,385,000  Johnston County, North                                   2,544,986
              Carolina, Public Improvement,
              FSA, 4.00%, 03/01/2006
   1,000,000  Utah State Board of Regents,                             1,091,020
              Student Loan Revenue, Series J,
              AMBAC, AMT,
              6.00%, 05/01/2006
   1,895,000  Minneapolis, Minnesota, Health                           2,034,245
              Care System Revenue, Fairview
              Health Services, Series B,
              MBIA, 4.50%, 05/15/2006
   9,000,000  Michigan State Comprehensive                             9,861,210
              Transportation Revenue,
              Refunding, Series A, FSA,
              5.00%, 05/15/2006
   1,970,000  Clark County, Nevada, Bond                               2,159,475
              Bank, MBIA,
              5.00%, 06/01/2006
   1,340,000  Arlington, Texas, Waterworks &                           1,503,426
              Sewer Revenue, AMBAC,
              6.00%, 06/01/2006
  12,780,000  Clark County School District,                           14,026,817
              Nevada, Series C, MBIA,
              5.00%, 06/15/2006
   6,520,000  Delaware Transportation                                  7,032,994
              Authority, Transportation
              System Revenue Refunding, FSA,
              4.375%, 07/01/2006
   2,095,000  Virginia Port Authority                                  2,346,295
              Facilities Revenue, MBIA, AMT,
              6.00%, 07/01/2006
   3,050,000  Duval County School District,                            3,463,763
              Florida, Refunding, AMBAC,
              6.30%, 08/01/2006
   2,200,000  Clark County Public Utility                              2,455,354
              District No. 1, Washington,
              Electric Revenue, AMBAC,
              5.50%, 01/01/2007
   4,485,000  Cleveland, Ohio, Waterworks                              5,014,589
              Revenue, Series G, MBIA,
              5.50%, 01/01/2007
   6,110,000  Chicago, Illinois, O'Hare                                6,841,122
              International Airport Revenue,
              Second Lien-Series A, AMBAC,
              6.00%, 01/01/2007
   5,015,000  Massachusetts State Refunding,                           5,620,260
              Series A, MBIA,
              5.50%, 02/01/2007
   2,725,000  Garland, Texas, Independent                              2,904,905
              School District, Refunding,
              Series A, PSF-Guaranteed,
              4.00%, 02/15/2007
              (Note B, p. 38)
   1,000,000  Williamson County, Texas,                                1,104,400
              Limited Tax Notes, Series B,
              FSA, 5.00%, 02/15/2007
   1,965,000  Waco Independent School                                  2,186,141
              District, Texas, Refunding, PSF
              Guaranteed, 5.25%, 02/15/2007
   1,000,000  Prince George's County,                                  1,142,760
              Maryland, Consolidated Public
              Improvement, Series A, MBIA,
              6.00%, 03/15/2007
   5,140,000  New York State Thruway                                   5,700,157
              Authority, Highway & Bridge
              Trust Fund, Series B, AMBAC,
              5.00%, 04/01/2007
   2,255,000  New Jersey Economic                                      2,532,816
              Development Authority Revenue
              Transportation Project
              Sublease, Series A, FSA,
              5.50%, 05/01/2007
   2,000,000  Walled Lake Consolidated                                 2,294,260
              School District, Michigan,
              MBIA, 6.00%, 05/01/2007
   1,000,000  Massachusetts State Health &                             1,106,730
              Educational Facilities
              Authority Revenue, New England
              Medical Center Hospital, Series H,
              FGIC, 5.00%, 05/15/2007
   1,000,000  Michigan State Comprehensive                             1,113,770
              Transportation Revenue, Series B,
              FSA, 5.00%, 05/15/2007
   1,715,000  Northeast Hospital Authority,                            1,944,690
              Texas, Northeast Medical Center
              Hospital Revenue, FSA,
              5.75%, 05/15/2007
   9,770,000  District of Columbia Refunding,                         10,978,451
              Series B-1, AMBAC,
              5.50%, 06/01/2007


20   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,500,000  New Jersey State Certificates                       $    2,800,650
              of Participation, Refunding,
              Series A, FSA,
              5.25%, 06/15/2007
   2,525,000  Philadelphia, Pennsylvania,                              2,897,993
              Airport Revenue, Series A,
              FGIC, 6.00%, 06/15/2007
   1,200,000  Philadelphia, Pennsylvania,                              1,358,856
              Airport Revenue, Series B,
              FGIC, AMT, 6.00%, 06/15/2007
   9,475,000  Wisconsin State Transportation                          10,535,158
              Revenue, Series A, MBIA,
              5.00%, 07/01/2007
   1,065,000  Oklahoma City, Oklahoma,                                 1,179,690
              Airport Trust, Junior Lien-27th
              Series-Series B, FSA,
              5.50%, 07/01/2007
   1,105,000  Delaware Transportation                                  1,267,965
              Authority System Revenue,
              AMBAC, 6.00%, 07/01/2007
   2,775,000  Washington State Public Power                            3,146,517
              Supply System Revenue, Nuclear
              Project No.1, Series A, AMBAC,
              6.00%, 07/01/2007
   5,665,000  Washoe County School District,                           6,314,719
              Nevada, Refunding, FSA,
              5.00%, 08/01/2007
   5,975,000  Hawaii State, Series CV, FGIC,                           6,755,873
              5.50%, 08/01/2007
   2,635,000  Orangeburg, South Carolina,                              2,935,469
              Projects Corporation, Capital
              Projects Sales & Use Tax Revenue,
              MBIA, 4.75%, 10/01/2007
   3,420,000  Denver City & County, Colorado,                          3,768,498
              Airport Revenue, Series C, AMT,
              MBIA, 5.375%, 11/15/2007
   2,115,000  Connecticut State Resource                               2,424,171
              Recovery Authority,
              Mid-Connecticut System, Series A,
              MBIA, 5.75%, 11/15/2007
   1,000,000  Palm Beach, Florida, Beach                               1,116,280
              Restoration Project, Series A,
              FSA, 5.00%, 01/01/2008
   1,000,000  District of Columbia                                     1,116,460
              Certificates of Participation,
              AMBAC, 5.25%, 01/01/2008
   2,270,000  Clark County Public Utility                              2,574,838
              District No. 1, Washington,
              Electric Revenue, AMBAC,
              5.50%, 01/01/2008
   1,465,000  Sangamon County School                                   1,622,180
              District No. 186, Illinois,
              FGIC, 5.55%, 01/01/2008
   1,000,000  Berkley City School District,                            1,192,550
              Michigan, FGIC,
              7.00%, 01/01/2008
   5,330,000  Hawaii State Refunding, Series CY,                       6,011,547
              FSA, 5.25%, 02/01/2008
  19,495,000  Massachusetts State Refunding,                          22,144,955
              Series A, MBIA,
              5.50%, 02/01/2008
   2,000,000  Garland, Texas, Independent                              2,135,760
              School District, Refunding,
              Series A, PSF Guaranteed,
              4.00%, 02/15/2008
              (Note B, p. 38)
   5,320,000  Cypress-Fairbanks Independent                            6,099,646
              School District, Texas, PSF
              Guaranteed, 5.75%, 02/15/2008
   1,000,000  Memphis-Shelby County Airport                            1,139,010
              Authority, Tennessee, Revenue,
              Series A, MBIA, AMT,
              6.00%, 02/15/2008
   7,500,000  Houston, Texas, Refunding                                8,374,725
              Public Improvement, Series A,
              FSA, 5.00%, 03/01/2008
   1,000,000  New Jersey Environmental                                 1,120,650
              Infrastructure Trust,
              Wastewater Treatment, AMBAC,
              5.00%, 03/01/2008
   1,875,000  Port of Port Arthur Navigation                           2,172,056
              District, Texas, AMBAC,
              6.00%, 03/01/2008
   4,350,000  New York State Thruway                                   4,878,438
              Authority Highway & Bridge
              Trust Fund, Second General
              Series B, FSA,
              5.00%, 04/01/2008
   3,935,000  Ohio State Building Authority,                           4,405,823
              Workers Compensation
              Facilities, Series A, FGIC,
              5.00%, 04/01/2008
   1,000,000  Massachusetts State Health &                             1,117,590
              Educational Facilities
              Authority Revenue, New England
              Medical Center Hospital, Series H,
              FGIC, 5.00%, 05/15/2008
   8,400,000  District of Columbia,                                    9,561,468
              Refunding, Series B-1, AMBAC,
              5.50%, 06/01/2008
  16,285,000  Texas State Public Finance                              18,255,810
              Authority Revenue,
              Unemployment Compensation
              Assessment, Series A, FSA,
              5.00%, 06/15/2008
   1,095,000  Haverhill, Massachusetts,                                1,253,819
              FGIC, 6.00%, 06/15/2008
   1,000,000  Ivy Tech State College,                                  1,119,230
              Indiana, Student Fee, Series G,
              AMBAC, 5.00%, 07/01/2008


                        Schedule of Investments -- Municipal Bond Portfolios  21

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,810,000  Wayne County Community                              $    2,031,001
              College, Michigan, Community
              College Improvement, FGIC,
              5.00%, 07/01/2008
   6,100,000  Anchorage, Alaska, Refunding,                            6,901,296
              Series B, MBIA,
              5.25%, 07/01/2008
     735,000  Intermountain Power Agency,                                870,064
              Utah, Power Supply Revenue,
              Series A, AMBAC,
              6.50%, 07/01/2008
   3,295,000  Trinity River Authority, Texas,                          3,741,472
              Regional Wastewater Systems
              Revenue, MBIA,
              5.25%, 08/01/2008
   8,405,000  Westmoreland County,                                     9,468,737
              Pennsylvania, Municipal
              Authority, Municipal Service
              Revenue, FGIC,
              5.00%, 08/15/2008
   5,430,000  Ohio State Building Authority,                           6,198,237
              State Facilities
              Administration Building Fund,
              Refunding Project B, FSA,
              5.25%, 10/01/2008
   3,820,000  New York State Dormitory                                 4,403,390
              Authority, School Districts
              Revenue Financing, Series E,
              MBIA, 5.50%, 10/01/2008
   4,140,000  Metropolitan Washington                                  4,385,543
              Airport Authority, Virginia,
              Revenue, Series A, MBIA, AMT,
              5.80%, 10/01/2008
   1,265,000  Emerald Peoples Utility                                  1,572,218
              District, Oregon, FGIC,
              7.35%, 11/01/2008
   2,750,000  Indianapolis, Indiana, Resource                          3,213,760
              Recovery Revenue, Ogden Martin
              System, Inc., Project, AMBAC,
              6.75%, 12/01/2008
  10,655,000  Washington State, Refunding,                            11,661,365
              FGIC, 4.50%, 01/01/2009
  19,700,000  Pennsylvania State, First Series,                       22,186,337
              MBIA, 5.00%, 01/01/2009
   5,000,000  Clark County Public Utility                              5,663,850
              District No. 1, Washington,
              Electric Revenue, AMBAC,
              5.25%, 01/01/2009
   4,310,000  Allegheny County, Pennsylvania,                          4,843,147
              Airport Revenue, Pittsburgh
              International Airport, Series A-1,
              MBIA, AMT, 5.75%, 01/01/2009
   1,675,000  Chicago, Illinois, O'Hare                                1,932,933
              International Airport Revenue,
              Second Lien-Series C, MBIA,
              5.75%, 01/01/2009
   2,070,000  North Carolina Eastern                                   2,356,861
              Municipal Power Agency, Power
              System Revenue, Series B, ACA,
              6.125%, 01/01/2009
   1,300,000  Illinois State, Refunding,                               1,467,557
              First Series, FGIC,
              5.25%, 02/01/2009
   1,940,000  Hoover, Alabama, Board of                                2,126,531
              Education Capital Outlay
              Warrants, Refunding Tax
              Anticipation Notes, MBIA,
              4.50%, 02/15/2009
   1,180,000  Chicago, Illinois, Public                                1,322,697
              Building Commission, Building
              Revenue, Chicago Transit
              Authority, AMBAC,
              5.00%, 03/01/2009
   6,270,000  Houston, Texas, Refunding                                7,192,380
              Public Improvement, Series B,
              FSA, 5.50%, 03/01/2009
   5,835,000  Seattle, Washington, Municipal                           6,706,107
              Light & Power Revenue, FSA,
              5.50%, 03/01/2009
   2,665,000  Hawaii State, Series CN, FGIC,                           3,125,432
              6.00%, 03/01/2009
   1,000,000  Middlesex County Utilities                               1,090,320
              Authority, New Jersey, Sewer
              Revenue, Series A, FGIC,
              5.15%, 03/15/2009
  13,815,000  New York State Thruway                                  15,577,794
              Authority, Highway & Bridge
              Trust Fund, Series A, MBIA,
              5.00%, 04/01/2009
   6,650,000  New York State Thruway                                   7,498,540
              Authority, Highway & Bridge
              Trust Fund, Second General
              Series B, FSA,
              5.00%, 04/01/2009
   1,045,000  Illinois State Refunding, First Series,                  1,186,504
              FSA, 5.25%, 04/01/2009
   2,790,000  Northeast Maryland Waste                                 3,105,800
              Disposal Authority, AMBAC,
              5.25%, 04/01/2009
  32,445,000  California Department of Water                          36,936,037
              Resources, Power Supply
              Revenue, Series A, MBIA,
              5.25%, 05/01/2009
   2,100,000  District of Columbia 2001, Series B,                     2,410,254
              FSA, 5.50%, 06/01/2009
   1,185,000  New Mexico State Highway                                 1,339,417
              Commission Revenue,
              Subordinated Lien-Tax Series B,
              AMBAC, 5.00%, 06/15/2009


22   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  7,000,000  Metropolitan Pier & Exposition                      $    7,960,680
              Authority, Illinois, Dedicated
              State Tax Revenue, McCormick
              Place, Series A, MBIA,
              5.25%, 06/15/2009
   3,790,000  New Jersey Economic                                      4,270,155
              Development Authority, Market
              Transition Facilities Revenue,
              Senior Lien Series A, MBIA,
              5.00%, 07/01/2009
   1,780,000  Massachusetts Port Authority                             2,014,123
              Revenue, Series B, FSA,
              5.50%, 07/01/2009
   2,000,000  Missouri State Regional                                  2,270,040
              Convention & Sports Complex
              Authority, Refunding
              Convention & Sports Facility
              Project, Series A-1, AMBAC,
              5.00%, 08/15/2009
   4,055,000  Westmoreland County,                                     4,585,962
              Pennsylvania, Municipal Authority,
              Municipal Service Revenue,
              FGIC, 5.00%, 08/15/2009
   1,370,000  Mobile, Alabama (Warrants                                1,564,718
              expiring 08/15/2009), AMBAC,
              5.25%, 08/15/2009
   1,530,000  Texas Municipal Power Agency                             1,748,086
              Revenue, MBIA,
              5.25%, 09/01/2009
   6,410,000  Metropolitan Washington Airport                          6,796,459
              Authority, Virginia, Revenue,
              General Airport Series A, MBIA,
              5.90%, 10/01/2009
   1,000,000  Anchorage, Alaska, FGIC,                                 1,183,940
              6.00%, 10/01/2009
   4,070,000  Palm Beach County Solid Waste                            4,803,821
              Authority, Florida, Revenue,
              Series A, AMBAC,
              6.00%, 10/01/2009
   1,370,000  Indiana State Transportation                             1,620,135
              Finance Authority, Airport
              Facilities Lease Revenue,
              Series A, AMBAC,
              6.00%, 11/01/2009
   5,000,000  Connecticut State Resource                               5,622,450
              Recovery Authority, Series A,
              MBIA, 5.375%, 11/15/2009
   1,000,000  Providence Public Building                               1,122,370
              Authority, Rhode Island, Series A,
              FSA, 5.10%, 12/15/2009
   1,890,000  Chicago, Illinois, O'Hare                                2,084,462
              International Airport Revenue,
              Second Lien-Series C, MBIA,
              5.00%, 01/01/2010
   8,885,000  Michigan Public Power Agency                            10,096,559
              Revenue, Refunding Belle River
              Project, Series A, MBIA,
              5.25%, 01/01/2010
   1,400,000  Allegheny County, Pennsylvania,                          1,556,982
              Airport Revenue, Pittsburgh
              International Airport, Series A-1,
              MBIA, AMT, 5.75%, 01/01/2010
   2,000,000  Jefferson County, Alabama,                               2,263,680
              Sewer Revenue, Refunding,
              Series B8, FSA,
              5.25%, 02/01/2010
  15,820,000  Massachusetts State Refunding,                          18,142,218
              Series A, MBIA,
              5.50%, 02/01/2010
   4,630,000  Dallas County, Texas, Utility &                          5,179,951
              Reclamation District, MBIA,
              5.00%, 02/15/2010
   1,000,000  Memphis-Shelby County Airport                            1,159,390
              Authority, Tennessee, Revenue
              Series A, MBIA, AMT,
              6.25%, 02/15/2010
   2,225,000  Richland County, South                                   2,465,567
              Carolina, School District No. 001,
              FSA, SCSDE,
              4.75%, 03/01/2010
   7,635,000  New York State Thruway                                   8,597,163
              Authority, Highway & Bridge
              Trust Fund, Second General
              Series B, FSA,
              5.00%, 04/01/2010
   7,100,000  California Department of Water                           8,152,291
              Resources, Power Supply
              Revenue, Series A, MBIA,
              5.50%, 05/01/2010
   1,065,000  Detroit City School District,                            1,286,690
              Michigan, Series A, AMBAC,
              6.50%, 05/01/2010
   1,420,000  District of Columbia, Series A,                          1,627,306
              MBIA, 5.50%, 06/01/2010
   1,000,000  Maricopa County Unified School                           1,109,320
              District No. 48, Arizona,
              Refunding, Series B, FSA,
              4.75%, 07/01/2010
   1,390,000  Intermountain Power Agency,                              1,558,537
              Utah, Power Supply Revenue
              Refunding, AMBAC,
              5.00%, 07/01/2010
   2,510,000  Detroit, Michigan, Sewage                                2,968,226
              Disposal Revenue, Series B,
              MBIA, 6.00%, 07/01/2010
   3,000,000  Houston, Texas, Hotel Occupancy                          3,456,810
              Tax & Special Revenue,
              Refunding Convention &
              Entertainment, Series A, AMBAC,
              5.50%, 09/01/2010


                        Schedule of Investments -- Municipal Bond Portfolios  23

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,500,000  Brownsville, Texas, Utilities                       $    1,798,050
              System Revenue, AMBAC,
              6.25%, 09/01/2010
   2,065,000  Broward County, Florida,                                 2,272,574
              Airport System Revenue, Series E,
              MBIA, AMT,
              5.25%, 10/01/2010
   4,565,000  Metropolitan Washington                                  4,840,224
              Airport Authority, District of
              Columbia Revenue, Virginia,
              General Airport, Series A,
              MBIA, 5.90%, 10/01/2010
   5,000,000  Connecticut State Resource                               5,622,450
              Recovery Authority, Series A,
              MBIA, 5.375%, 11/15/2010
   4,600,000  Florida State Board of                                   5,211,570
              Education, Series C, MBIA,
              5.25%, 01/01/2011
   1,000,000  Amarillo Junior College                                  1,042,870
              District, Texas, FGIC,
              5.125%, 02/15/2011
   2,000,000  Louisiana State Office                                   2,268,220
              Facilities Corp., Lease
              Revenue, Capitol Complex
              Program, Series A, MBIA,
              5.50%, 03/01/2011
   2,805,000  Ohio State Building Authority,                           3,231,865
              State Facilities Juvenile
              Correctional Series A, MBIA,
              5.50%, 04/01/2011
     995,000  New York State Thruway                                   1,526,370
              Authority Highway & Bridge
              Trust Fund, Rols Railroad II,
              Series R-198, MBIA,
              17.29%, 04/01/2011
              (Note C, p. 38)
   1,335,000  Utah Transit Authority Sales                             1,495,854
              Tax Revenue, Series A, FSA,
              5.00%, 06/15/2011
   3,680,000  New Jersey Economic                                      5,485,702
              Development Authority, Market
              Transition Facilities Revenue,
              Refunding Rols Railroad II,
              Series R-199, MBIA,
              16.29%, 07/01/2011
              (Note C, p. 38)
   1,915,000  Philadelphia Parking                                     2,180,745
              Authority, Pennsylvania,
              Revenue, FSA,
              5.50%, 09/01/2011
   1,275,000  Brownsville, Texas, Utility                              1,532,996
              System Revenue, AMBAC,
              6.25%, 09/01/2011
   1,550,000  Ohio State Building Authority,                           1,799,720
              Refunding, State Adult
              Correction Facilities, Series A,
              FSA, 5.50%, 10/01/2011
   2,100,000  Grand Rapids, Michigan, Water                            2,408,595
              Supply Systems Revenue, FGIC,
              5.75%, 01/01/2012
   4,000,000  Richmond, Virginia, FSA,                                 4,568,960
              5.50%, 01/15/2012
   1,025,000  Goose Creek Independent School                           1,080,504
              District, Texas, PSF
              Guaranteed, 5.00%, 02/15/2012
   1,000,000  Amarillo Junior College                                  1,041,620
              District, Texas, FGIC,
              5.125%, 02/15/2012
   2,295,000  Los Angeles, California,                                 2,604,435
              Unified School District, Series A,
              MBIA, 5.25%, 07/01/2012
   3,865,000  Kentucky State Turnpike                                  4,452,209
              Authority, Economic
              Development Road Revenue,
              Refunding Revitalization
              Project, Series A, AMBAC,
              5.50%, 07/01/2012
   8,060,000  Dade County, Florida, School                             8,964,493
              District, MBIA,
              5.00%, 08/01/2012
  15,000,000  Massachusetts State Water                               17,002,350
              Resources Authority, Series J,
              FSA, 5.25%, 08/01/2012
   2,000,000  Municipal Electric Authority                             2,271,800
              of Georgia, Combustion Turbine
              Project, Series A, MBIA,
              5.25%, 11/01/2012
   4,645,000  Weld County School District                              5,206,209
              No. 6 (Greeley), Colorado,
              Refunding, FSA,
              5.00%, 12/01/2012
   3,455,000  Hamilton County, Ohio, Sales                             3,962,298
              Tax Subordinated, Series B,
              AMBAC, 5.75%, 12/01/2012
   3,500,000  Northern Colorado Conservancy                            4,035,185
              District, Municipal
              Sub-District Revenue, Series F,
              AMBAC, 6.50%, 12/01/2012
   2,475,000  Chicago Public Building                                  2,736,137
              Commission, Illinois, Revenue,
              Chicago Park District, Series A,
              FGIC, 5.375%, 01/01/2013
   2,905,000  Manchester Housing &                                     3,308,040
              Redevelopment Authority, New
              Hampshire, Revenue Series A,
              ACA, 6.75%, 01/01/2013
   2,085,000  New York State Dormitory                                 2,283,409
              Authority, Mental Health Facilities
              Improvement Project, Series 1,
              FSA, 5.125%, 01/15/2013


24   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,195,000  New York State Dormitory                            $    1,316,484
              Authority, Mental Health
              Services Facilities
              Improvement, Series D, MBIA,
              5.25%, 02/15/2013
   2,000,000  Walled Lake Consolidated                                 2,323,460
              School District, Michigan,
              Q-SBLF, 5.75%, 05/01/2013
  13,430,000  MTA, New York, Service Contract,                        15,546,702
              Series B, MBIA,
              5.50%, 07/01/2013
   1,035,000  Sacramento Municipal Utility                             1,253,706
              District, California, Series G,
              MBIA, 6.50%, 09/01/2013
   2,445,000  Sunrise, Florida, Utility                                2,838,743
              System Revenue, AMBAC,
              5.50%, 10/01/2013
   3,410,000  St. Clair County, Illinois,                              3,868,065
              FGIC, 5.625%, 10/01/2013
   3,000,000  Hamilton County, Ohio, Sales                             3,523,740
              Tax Subordinated, Series B,
              AMBAC, 5.75%, 12/01/2013
   2,235,000  Manchester Housing &                                     2,537,217
              Redevelopment Authority, New
              Hampshire, Revenue, Series A,
              ACA, 6.75%, 01/01/2014
   1,555,000  Washoe County School District,                           1,706,255
              Nevada, FGIC,
              5.25%, 06/01/2014
   5,425,000  Washington State Health Care                             5,944,010
              Facilities Authority,
              Children's Hospital & Regional
              Medical Center, FSA,
              5.25%, 10/01/2014
   1,150,000  Douglas County School District                           1,333,390
              No. 206 (Eastmont), Washington,
              FGIC, 5.75%, 12/01/2014
   1,000,000  Manchester Housing &                                     1,131,700
              Redevelopment Authority, New
              Hampshire Revenue, Series A,
              ACA, 6.75%, 01/01/2015
   3,370,000  Cypress-Fairbanks Independent                            3,616,617
              School District, Texas, PSF
              Guaranteed, 5.25%, 02/15/2016
   3,515,000  Lansing Community College,                               3,973,532
              Michigan, FGIC,
              5.50%, 05/01/2016
  10,745,000  Lower Colorado River                                    12,319,357
              Authority, Texas, Revenue, Series A,
              FSA, 5.875%, 05/15/2016
   1,800,000  Magnolia Independent School                              1,924,272
              District, Texas, PSF Guaranteed,
              5.00%, 08/15/2016
   1,555,000  District of Columbia Water &                             1,896,105
              Sewer Authority, Public
              Utility Revenue, FSA,
              6.00%, 10/01/2016
   3,000,000  Houston, Texas, Water & Sewer                            3,491,760
              Systems Revenue, Refunding,
              Junior Lien Forward Series B,
              AMBAC, 5.75%, 12/01/2016
   6,995,000  Hawaii State, Series CX, FSA,                            7,879,238
              5.50%, 02/01/2017
   2,000,000  Wisconsin State, Series B, FSA,                          2,172,460
              5.25%, 05/01/2017
   1,025,000  Regional Transportation                                  1,186,724
              Authority, Illinois, Refunding, Series B,
              FGIC, 5.50%, 06/01/2017
   1,760,000  Clark County, Nevada, Series A,                          2,215,277
              AMBAC, 6.50%, 06/01/2017
   7,000,000  Energy Northwest Washington                              7,995,820
              Electric Revenue Refunding
              Project 1 A, MBIA,
              5.75%, 07/01/2017
   3,415,000  Tampa, Florida, Occupational                             3,802,261
              License Tax Refunding, Series A,
              FGIC, 5.375%, 10/01/2017
   3,065,000  University of Connecticut                                3,401,322
              Revenue, Refunding, Student Fee
              Series A, FGIC,
              5.25%, 11/15/2017
   2,405,000  Weld County School District                              2,651,152
              No. 6 (Greeley), Colorado,
              FSA, 5.25%, 12/01/2017
   2,000,000  Houston, Texas, Water & Sewer                            2,310,960
              Systems Revenue, Refunding,
              Junior Lien Forward Series B,
              AMBAC, 5.75%, 12/01/2017
   1,575,000  Allen County, Indiana, Juvenile                          1,772,064
              Justice Center, First Mortgage
              Revenue, AMBAC,
              5.50%, 01/01/2018
   3,000,000  Memphis-Shelby County Airport                            3,408,840
              Authority, Tennessee, Revenue,
              Series D, AMBAC,
              6.25%, 03/01/2018
   4,000,000  San Antonio, Texas, Water                                4,445,840
              Revenue, Refunding Systems,
              FSA, 5.50%, 05/15/2018
   6,425,000  Energy Northwest Washington                              6,616,015
              Electric Revenue, Refunding
              Project 3B, Convertible to ARCS,
              MBIA, 5.00%, 07/01/2018
   3,200,000  Florida State Department of                              3,445,184
              Environmental Protection
              Preservation Revenue, Florida,
              Forever Series A, FGIC,
              5.00%, 07/01/2018
   2,455,000  Energy Northwest Washington                              2,792,514
              Electric Revenue, Refunding
              Columbia, Generating Series A,
              MBIA, 5.75%, 07/01/2018


                        Schedule of Investments -- Municipal Bond Portfolios  25

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,865,000  New York State Dormitory                            $    3,494,813
              Authority, New York University,
              Series A, MBIA,
              6.00%, 07/01/2018
   2,310,000  University of Illinois                                   2,561,513
              Certificates of Participation,
              Utilities Infrastructure
              Projects, Series A, AMBAC,
              5.50%, 08/15/2018
   4,695,000  Tampa, Florida, Occupational                             5,193,609
              License Tax Refunding, Series A,
              FGIC, 5.375%, 10/01/2018
   3,400,000  Allegheny County, Pennsylvania,                          3,747,378
              Series C-54, MBIA,
              5.375%, 11/01/2018
   1,110,000  Michigan State Trunk Line, Series A,                     1,241,801
              FSA, 5.50%, 11/01/2018
   2,725,000  University of Colorado                                   2,996,846
              Enterprise Systems Revenue,
              Refunding & Improvement,
              AMBAC, 5.375%, 06/01/2019
   4,745,000  Michigan State Certificates of                           5,183,533
              Participation, New Center
              Development, Inc., MBIA,
              5.375%, 09/01/2019
   1,435,000  Cowlitz County, Washington,                              1,651,441
              Special Sewer Revenue, CSOB
              Wastewater Treatment, FGIC,
              5.50%, 11/01/2019
   5,775,000  South Carolina State Public                              6,111,971
              Service Authority, Revenue
              Refunding, Series D, FSA,
              5.00%, 01/01/2020
   2,360,000  New York City Transitional                               2,545,685
              Finance Authority, New York,
              Future Tax Secured, Series D,
              MBIA, 5.25%, 02/01/2020
   3,255,000  Fresno Unified School                                    3,911,989
              District, California, Refunding,
              Series A, MBIA,
              6.00%, 02/01/2020
   2,170,000  Killeen Independent School                               2,329,235
              District, Texas, Refunding, PSF
              Guaranteed, 5.25%, 02/15/2020
   1,000,000  Texas State University Systems                           1,046,970
              Financing Revenue Refunding,
              FSA, 5.00%, 03/15/2020
   1,375,000  Lower Colorado River                                     1,446,775
              Authority, Texas, Revenue
              Refunding, MBIA,
              5.00%, 05/15/2020
   3,000,000  San Antonio, Texas, Water                                3,295,290
              Revenue, Refunding Systems,
              FSA, 5.50%, 05/15/2020
   1,005,000  Regional Transportation                                  1,380,619
              Authority, Illinois, Series C,
              FGIC, 7.75%, 06/01/2020
   8,140,000  Los Angeles Department of                                8,542,848
              Water & Power, California,
              Power System, Series A,
              Subseries A-2, MBIA,
              5.00%, 07/01/2020
  11,000,000  Metropolitan Atlanta Rapid                              11,642,950
              Transit Authority, Georgia,
              Sales Tax Revenue, Second
              Indenture Series B, MBIA
              5.10%, 07/01/2020
   1,785,000  Los Angeles Unified School                               1,923,141
              District, California, Series A,
              FSA, 5.25%, 07/01/2020
   7,090,000  New Hampshire Health &                                   7,781,488
              Education Facilities Finance
              Authority, University System
              of New Hampshire, AMBAC,
              5.375%, 07/01/2020
   4,000,000  Kentucky State Property &                                4,654,400
              Buildings Commission, Refunding
              Project No. 76, AMBAC,
              5.50%, 08/01/2020
   2,850,000  Mobile, Alabama (Warrants                                3,103,707
              expiring 08/15/2020), AMBAC,
              5.25%, 08/15/2020
   3,135,000  Illinois State Dedicated Tax                             3,876,866
              Revenue, AMBAC,
              6.25%, 12/15/2020
   4,970,000  South Carolina State Public                              5,217,257
              Service Authority, Revenue
              Refunding, Series D, FSA,
              5.00%, 01/01/2021
  10,985,000  Orange County, Florida, Sales                           11,592,361
              Tax Revenue, Refunding, Series A,
              FGIC, 5.125%, 01/01/2021
   2,760,000  New York City Transitional                               2,955,187
              Finance Authority, New York,
              Future Tax Secured, Series E,
              MBIA, 5.25%, 02/01/2021
   2,540,000  Hawaii State, Series CX, FSA,                            2,773,604
              5.50%, 02/01/2021
   3,000,000  Arlington Independent School                             3,099,540
              District, Texas, PSF Guaranteed,
              5.00%, 02/15/2021
   4,000,000  Chicago, Illinois, Public                                4,307,440
              Building Commission Building
              Revenue, Chicago Transit
              Authority, AMBAC,
              5.25%, 03/01/2021
   4,525,000  New York State Thruway                                   4,726,724
              Authority Highway & Bridge
              Trust Fund, Series A, MBIA,
              5.00%, 04/01/2021
   3,965,000  Florida State Board of                                   4,150,364
              Education, Refunding Public
              Education, Series B, MBIA,
              5.00%, 06/01/2021


26   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  7,000,000  MTA, New York, Service Contract                     $    7,291,340
              Refunding, Series A, FGIC,
              5.00%, 07/01/2021
  14,565,000  Puerto Rico Commonwealth,                               16,364,360
              Refunding Public Improvement,
              Series C, FSA,
              5.00%, 07/01/2021
   1,000,000  New Jersey Health Care                                   1,070,210
              Facilities Financing Authority
              Revenue, Jersey City Medical
              Center, AMBAC, FHA,
              4.80%, 08/01/2021
   2,580,000  Harris County, Texas, Refunding                          2,774,661
              Toll Road Senior Lien, FSA,
              5.375%, 08/15/2021
   1,705,000  Illinois State, First Series, MBIA,                      1,832,261
              5.25%, 10/01/2021
   2,000,000  Sarasota County, Florida,                                2,138,940
              Utility Systems Revenue,
              Refunding, Series C, FGIC,
              5.25%, 10/01/2021
   3,000,000  Municipal Electric Authority                             3,230,910
              of Georgia, Combustion Turbine
              Project, Series A, MBIA,
              5.25%, 11/01/2021
  15,620,000  Orange County, Florida, Sales                           16,302,594
              Tax Revenue, Refunding, Series A,
              FGIC, 5.125%, 01/01/2022
   3,170,000  King County, Washington, Sewer                           3,363,370
              Revenue, Refunding, Series A,
              FGIC, 5.25%, 01/01/2022
   4,685,000  New York City Transitional                               4,975,657
              Finance Authority, New York,
              Future Tax Secured, Series E,
              MBIA, 5.25%, 02/01/2022
   2,505,000  Massachusetts State                                      2,689,493
              Consolidated Loan, Series D,
              MBIA, 5.375%, 08/01/2022
   3,980,000  McGee-Creek Authority,                                   4,814,566
              Oklahoma, Water Revenue, MBIA,
              6.00%, 01/01/2023
   3,455,000  Seguin Independent School                                3,517,535
              District, Texas, PSF
              Guaranteed, 5.00%, 04/01/2023
   2,770,000  Harris County, Texas, Refunding                          2,939,192
              Toll Road Senior Lien, FSA,
              5.375%, 08/15/2023
   2,000,000  Terrebonne Parish, Louisiana,                            2,113,560
              Waterworks District No. 001,
              Water Revenue, Series A, AMBAC,
              5.25%, 11/01/2023
   2,000,000  Harris County, Texas, Toll Road                          2,025,820
              Senior Lien, MBIA,
              5.00%, 08/15/2024
                                                                  --------------
Total Insured (Cost $1,011,429,695)                                1,063,537,663
                                                                  --------------
================================================================================
TAX SUPPORTED:                                                            21.66%
--------------------------------------------------------------------------------
State General Obligations: 5.46%
   2,950,000  Alabama State, Series A,                                 2,950,000
              5.50%, 10/01/2003
   2,300,000  California State,                                        2,349,565
              7.00%, 03/01/2004
   1,165,000  California State,                                        1,202,443
              7.10%, 05/01/2004
   6,725,000  Illinois State,                                          6,902,204
              5.00%, 06/01/2004
              (Note D, p. 38)
   1,390,000  Georgia State, Series E,                                 1,442,139
              6.00%, 07/01/2004
   1,760,000  Texas State, Series A,                                   1,843,213
              5.80%, 10/01/2004
   4,355,000  Washington State, Motor                                  4,565,390
              Vehicle Fuel, Series D,
              5.00%, 01/01/2005
   3,950,000  Washington State, Various Purpose,                       4,140,825
              Series C, 5.00%, 01/01/2005
   2,800,000  North Carolina State, Series E,                          2,908,584
              4.00%, 02/01/2005
   1,045,000  Florida State Board of Education                         1,102,956
              Capital Outlay, Public Education,
              Series B, 4.50%, 06/01/2005
   1,000,000  Massachusetts State Refunding,                           1,081,190
              Series B, 5.00%, 02/01/2006
   2,540,000  Florida State Board of                                   2,782,189
              Education Capital Outlay,
              Public Education, Series B,
              5.00%, 06/01/2006
   6,850,000  Massachusetts State Federal                              7,476,227
              Highway Grant Anticipation Notes,
              Series A, 5.00%, 06/15/2006
   5,000,000  Pennsylvania State,                                      5,520,750
              5.00%, 02/01/2007
   2,340,000  Ohio State Highway Capital                               2,598,313
              Improvements, Series F,
              5.00%, 05/01/2007
   1,455,000  Florida State Board of                                   1,619,764
              Education Capital Outlay,
              Public Education, Series B,
              5.00%, 06/01/2007
   3,285,000  Florida State Board of                                   3,714,941
              Education Capital Outlay,
              Refunding, Series A,
              5.50%, 06/01/2007
   2,715,000  Delaware State Series A,                                 3,045,958
              5.00%, 01/01/2008
   8,325,000  Maryland State, Refunding                                9,444,796
              State & Local Facilities, 2nd Lien
              Series B, 5.25%, 02/01/2008
   2,600,000  Georgia State, Series A,                                 3,055,572
              6.25%, 04/01/2008
   1,670,000  Georgia State, Series D,                                 2,016,608
              6.70%, 08/01/2008


                        Schedule of Investments -- Municipal Bond Portfolios  27

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  8,740,000  California State,                                   $   10,132,981
              6.10%, 10/01/2008
   4,380,000  Delaware State, Series A,                                4,940,202
              5.00%, 01/01/2009
   1,000,000  South Carolina State, Series A,                          1,069,730
              5.00%, 03/01/2009
   4,800,000  California State,                                        5,268,096
              5.00%, 02/01/2010
   1,110,000  New Jersey State,                                        1,272,937
              5.50%, 02/01/2010
   2,225,000  Massachusetts Bay                                        2,580,800
              Transportation Authority,
              Series A, 5.75%, 03/01/2010
   2,195,000  Ohio State Community Schools,                            2,467,092
              Series A, 5.00%, 03/15/2010
   1,490,000  Georgia State, Series C,                                 1,801,931
              6.25%, 08/01/2010
   1,000,000  California State,                                        1,089,420
              5.00%, 02/01/2011
  15,760,000  California State,                                       18,121,636
              6.00%, 02/01/2011
   1,250,000  California State,                                        1,354,300
              5.00%, 02/01/2012
   3,780,000  Massachusetts Bay                                        4,290,035
              Transportation Authority,
              Series A, 5.50%, 03/01/2012
   1,000,000  Georgia State, Series B,                                 1,193,380
              6.00%, 03/01/2012
     990,000  Florida State Board of                                   1,361,389
              Education Capital Outlay,
              9.125%, 06/01/2014
   2,875,000  Texas State Water,                                       3,039,651
              5.25%, 08/01/2021
                                                                  --------------
Total State General Obligations
(Cost $125,821,446)                                                  131,747,207
                                                                  --------------
Local General Obligations: 7.92%
   2,775,000  Stillwater Independent School                            2,811,658
              District No. 834, Minnesota,
              Refunding, 5.00%, 02/01/2004
   1,265,000  Box Elder County School                                  1,296,157
              District, Utah, Refunding,
              4.50%, 06/15/2004
     765,000  Pennsylvania Convention &                                  791,859
              Exhibition Center Authority
              Revenue, Series A,
              6.25%, 09/01/2004
   2,180,000  Ware County School District,                             2,262,491
              Georgia, 4.00%, 02/01/2005
   1,000,000  Anoka-Hennepin Independent                               1,043,870
              School District No. 11,
              Minnesota, Refunding, Series A,
              4.50%, 02/01/2005
   1,190,000  Huntsville, Alabama, Series A                            1,250,988
              (Warrants expiring 02/01/2005),
              5.00%, 02/01/2005
   2,975,000  New York City, New York, Series D,                       3,173,313
              6.50%, 02/15/2005
  20,830,000  Franklin, Massachusetts, Bond                           21,405,533
              Anticipation Notes,
              3.00%, 04/01/2005
   3,700,000  Anderson County School                                   3,855,807
              District No. 5, South Carolina,
              Series A, 4.00%, 04/01/2005
   6,225,000  Medfield, Massachusetts, Bond                            6,433,786
              Anticipation Notes,
              3.00%, 08/01/2005
   1,130,000  Anoka-Hennepin Independent                               1,211,009
              School District No. 11,
              Minnesota, Refunding, Series A,
              4.50%, 02/01/2006
   2,590,000  Wake County, North Carolina,                             2,779,381
              Series B, 4.50%, 02/01/2006
   6,300,000  Anne Arundel County, Maryland,                           6,862,464
              5.00%, 03/01/2006
   3,660,000  New York City, New York, Series I,                       4,053,853
              6.25%, 04/15/2006
  12,085,000  Fairfax County, Virginia,                               13,030,893
              Series A, 4.25%, 06/01/2006
   2,860,000  Bexar County, Texas,                                     3,130,213
              5.00%, 06/15/2006
   1,455,000  Montgomery County, Maryland,                             1,627,723
              Series A, 5.75%, 07/01/2006
   6,215,000  New York City, New York, Series E,                       6,737,495
              5.00%, 08/01/2006
   6,185,000  New York City, New York, Series G,                       6,704,973
              5.00%, 08/01/2006
   1,175,000  Anoka-Hennepin Independent                               1,298,704
              School District No. 11,
              Minnesota, Refunding, Series A,
              5.00%, 02/01/2007
   6,525,000  Port of Seattle, Washington,                             6,800,746
              AMT, 5.50%, 05/01/2007
   2,000,000  Bexar County, Texas,                                     2,224,240
              5.00%, 06/15/2007
   2,170,000  New York City, New York, Series G,                       2,374,262
              5.00%, 08/01/2007
   3,500,000  Ocean County, New Jersey,                                3,912,405
              Refunding, Series A,
              5.00%, 08/01/2007
   3,205,000  Carrollton, Texas, Refunding &                           3,569,825
              Improvement, 5.00%, 08/15/2007
   2,620,000  Jersey City, New Jersey, Series A,                       3,036,790
              6.00%, 10/01/2007
   2,000,000  McLean County Public Building                            2,409,160
              Commission, Illinois,
              7.25%, 11/01/2007
   2,915,000  Mecklenburg County, North                                3,150,445
              Carolina, Public Improvement,
              Series A, 4.00%, 02/01/2008
   2,050,000  Fairfax County, Virginia,                                2,222,036
              Series B, 4.00%, 06/01/2008


28   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,585,000  Broward County, Florida, Refunding,                 $    2,897,992
              Series B, 5.00%, 01/01/2009
   2,000,000  Charlotte, North Carolina,                               2,206,720
              Refunding, Series B,
              4.50%, 02/01/2009
   1,660,000  Charlotte, North Carolina,                               1,872,812
              Refunding, 5.00%, 02/01/2009
   2,665,000  Dallas, Texas,                                           2,853,469
              4.00%, 02/15/2009
   3,060,000  Horry County School District,                            3,443,204
              South Carolina, Series A,
              SCSDE, 5.00%, 03/01/2009
   6,910,000  Du Page County, Illinois, Water                          7,836,078
              Commission, Refunding,
              5.25%, 03/01/2009
   8,500,000  New York City, New York, Series B,                       9,452,765
              5.25%, 08/01/2009
   1,020,000  Indianapolis Local Public                                1,107,292
              Improvement Bond Bank, Indiana,
              Series B, 5.00%, 02/01/2010
   1,170,000  Austin, Texas, Public                                    1,344,424
              Improvement, 5.75%, 09/01/2010
   1,190,000  Roanoke, Virginia,                                       1,291,209
              5.00%, 02/01/2011
   6,250,000  New York City, New York, Series I,                       6,783,250
              5.875%, 03/15/2013
   2,105,000  Shelby County, Tennessee,                                2,346,022
              Public Improvement, Series A,
              5.625%, 04/01/2014
   1,400,000  Travis County, Texas,                                    1,462,958
              5.00%, 03/01/2015
   2,900,000  Montgomery County, Maryland,                             3,180,546
              Public Improvement, Series A,
              5.00%, 02/01/2016
   1,000,000  Harris County, Texas, Toll                               1,063,090
              Road, 5.125%, 08/15/2017
   5,285,000  Horry County School District,                            5,799,495
              South Carolina, Series A,
              SCSDE, 5.375%, 03/01/2018
   2,375,000  Harris County, Texas,                                    2,589,771
              Refunding, 5.375%, 10/01/2018
   6,735,000  Du Page County, Illinois, Jail                           7,695,276
              Project, 5.60%, 01/01/2021
   1,920,000  Du Page County, Illinois,                                2,193,754
              Stormwater Project,
              5.60%, 01/01/2021
   2,160,000  Beachwood City School                                    2,373,300
              District, Ohio, Refunding &
              Improvement, 5.50%, 12/01/2021
                                                                  --------------
Total Local General Obligations
(Cost $182,535,039)                                                  191,255,506
                                                                  --------------
Tax Lease: 1.50%
   3,380,000  Virginia Public School Authority,                        3,507,020
              Series A, 5.50%, 08/01/2004
   3,340,000  Michigan State Building                                  3,524,769
              Authority Revenue, Series I,
              6.50%, 10/01/2004
   1,315,000  New York State Urban                                     1,391,349
              Development Corp.,
              Correctional Facilities, Series 5,
              6.00%, 01/01/2005
   1,680,000  Virginia College Building                                1,784,966
              Authority, Educational
              Facilities Revenue, 21st
              Century College Program,
              5.875%, 02/01/2005
     885,000  New Jersey State, Certificates                             906,771
              of Participation, Series A,
              6.40%, 04/01/2005
   2,000,000  New York State Dormitory                                 2,131,260
              Authority, State University,
              Series A, 5.50%, 05/15/2005
   1,005,000  New York State Dormitory                                 1,079,551
              Authority, City University,
              Series 2A, 5.70%, 07/01/2005
   1,005,000  New York State Dormitory                                 1,079,551
              Authority, City University,
              Series C, 5.70%, 07/01/2005
   1,000,000  City University of New York                              1,079,270
              Certificates of Participation,
              John Jay College,
              5.75%, 08/15/2005
   1,040,000  Alabama State Public School &                            1,126,684
              College Authority, Capital
              Improvement Pool, Series A,
              5.00%, 02/01/2006
   1,720,000  New York State Medical Care                              1,782,212
              Facilities Financing
              Authority, Mental Health
              Services, Series A,
              5.35%, 02/15/2006
   1,000,000  New York State Dormitory                                 1,123,140
              Authority, State University,
              Series A, 6.50%, 05/15/2006
   1,000,000  New York State Dormitory                                 1,130,350
              Authority, City University,
              Series A, 5.75%, 07/01/2007
   3,950,000  Virginia Public School                                   4,262,248
              Authority, 4.00%, 04/15/2008
   5,215,000  Michigan Municipal Bond                                  5,980,354
              Authority Revenue, Refunding
              School Loan, Series A,
              5.25%, 12/01/2010
   1,280,000  New York State Dormitory                                 1,478,221
              Authority, City University,
              Series A, 5.75%, 07/01/2013
   1,585,000  Virginia College Building                                1,853,039
              Authority, Educational
              Facilities Revenue, Public
              Higher Education, Series A,
              5.75%, 09/01/2013


                        Schedule of Investments -- Municipal Bond Portfolios  29

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,000,000  Sacramento City Finance                             $    1,097,630
              Authority, California, Lease
              Revenue, Series B,
              5.40%, 11/01/2020
                                                                  --------------
Total Tax Lease (Cost $34,431,376)                                    36,318,385
                                                                  --------------
Special Tax: 6.52%
   1,570,000  Michigan State Comprehensive                             1,608,591
              Transportation Revenue, Series A,
              5.00%, 05/15/2004
   1,070,000  Las Vegas Special Improvement                            1,075,190
              District No. 808-Summerlin
              Area, Nevada, Local Improvement
              Bonds, 5.20%, 06/01/2004
   1,310,000  New Mexico State Highway                                 1,344,257
              Commission, Commerce Tax
              Revenue Senior Subordinated
              Lien, 4.75%, 06/15/2004
   2,000,000  New Mexico State Severance Tax,                          2,059,300
              Series B, 5.00%, 07/01/2004
   6,100,000  Municipal Assistance                                     6,328,323
              Corporation, New York, Series J,
              6.00%, 07/01/2004
   4,790,000  South Tahoe, California, Joint                           4,791,389
              Powers Financing Authority,
              Bond Anticipation Notes,
              Redevelopment Project 1-B,
              3.00%, 10/01/2004
   1,850,000  Chicago, Illinois, Tax Increment,                        1,928,255
              Allocation Subordinated Central
              Loop Redevelopment, Series A,
              6.45%, 12/01/2004
     995,000  Heritage Isles Community                                   995,408
              Development District, Florida,
              Special Assessment Revenue,
              Series A, 5.75%, 05/01/2005
     675,000  Sampson Creek Community                                    682,013
              Development District, Florida,
              Capital Improvement Revenue,
              Series B, 6.30%, 05/01/2005
   1,190,000  Las Vegas Special Improvement                            1,203,768
              District No. 808-Summerlin
              Area, Nevada, Local Improvement
              Bonds, 5.375%, 06/01/2005
   9,820,000  Municipal Assistance                                    10,656,075
              Corporation, New York, Series G,
              6.00%, 07/01/2005
   1,585,000  Palm Beach County Solid Waste                            1,688,437
              Authority, Florida, Revenue
              Refunding, Series A,
              5.00%, 10/01/2005
   2,060,000  Chicago, Illinois, Tax                                   2,210,565
              Increment, Allocation
              Subordinated Central Loop
              Redevelopment, Series A,
              6.50%, 12/01/2005
     460,000  Meadow Pointe III Community                                465,626
              Development District, Florida,
              Capital Improvement Revenue,
              Series 2001-1, 5.90%, 01/01/2006
   2,070,000  Harbour Lake Estates Community                           2,109,578
              Development District, Florida,
              Special Assessment,
              6.40%, 02/01/2006
   1,395,000  Capital Region Community                                 1,413,163
              Development District, Florida,
              Revenue Capital Improvement,
              Series B, 5.95%, 05/01/2006
     375,000  Vistancia Community Facilities                             376,545
              District, Arizona,
              4.25%, 07/15/2006
   1,500,000  Connecticut State Special Tax                            1,693,380
              Obligation Revenue, Series B,
              6.00%, 09/01/2006
   2,380,000  Bella Terra Community                                    2,396,541
              Development District, Florida,
              Special Assessment,
              5.65%, 11/01/2006
   3,100,000  Dove Mountain Resort Community                           3,132,519
              Facilities District, Arizona,
              Assessment Lien,
              6.00%, 12/01/2006
   9,000,000  Village Community Development                            9,101,520
              District No. 5, Florida,
              Special Assessment Revenue,
              Series B, 5.40%, 05/01/2007
   1,225,000  Double Branch Community                                  1,246,548
              Development District, Florida,
              Special Assessment, Series B-1,
              5.60%, 05/01/2007
   3,000,000  Vizcaya Community Development                            3,043,200
              District, Florida, Special
              Assessment, 5.90%, 05/01/2007
   3,285,000  University Place Community                               3,337,395
              Development District, Florida,
              Special Assessment, Series B,
              6.10%, 05/01/2007
   1,035,000  Fishhawk Community Development                           1,072,819
              District, Florida, Special
              Assessment, 6.65%, 05/01/2007
     355,000  Lake Powell Residential Golf                               363,559
              Community Development
              District, Florida, Special
              Assessment Revenue, Series C,
              6.70%, 05/01/2007
   1,055,000  Fayetteville Sales & Use Tax                             1,060,001
              Capital Improvement, Arkansas,
              3.20%, 06/01/2007
   1,035,000  Las Vegas Special Improvement                            1,053,775
              District No. 808-Summerlin
              Area, Nevada, Local Improvement
              Bonds, 5.50%, 06/01/2007


30   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$    300,000  Vistancia Community Facilities                      $      301,629
              District, Arizona,
              4.75%, 07/15/2007
   1,095,000  Connecticut State Special Tax                            1,231,295
              Obligation Revenue, Series A,
              5.25%, 09/01/2007
   2,000,000  Meadow Pointe IV Community                               2,013,500
              Development District, Florida,
              Capital Improvement Revenue,
              Series B, 5.125%, 11/01/2007
   1,435,000  Reunion East Community                                   1,458,563
              Development District, Florida,
              Special Assessment, Series B,
              5.90%, 11/01/2007
   1,670,000  North Las Vegas Local                                    1,680,688
              Improvement, Nevada, Special
              Improvement District No. 60
              Aliante, 4.25%, 12/01/2007
   5,055,000  Live Oak, Florida, Community                             5,077,191
              Development District No. 001,
              Special Assessment, Series B,
              5.30%, 05/01/2008
   1,070,000  Stoneybrook Community                                    1,078,934
              Development District, Florida,
              Capital Improvement Revenue,
              Series B, 5.70%, 05/01/2008
   3,820,000  Narcoossee Community                                     3,873,404
              Development District, Florida,
              Special Assessment, Series B,
              5.75%, 05/01/2008
     825,000  Waterchase Community                                       838,819
              Development District, Florida,
              Capital Improvement Revenue,
              Series B, 5.90%, 05/01/2008
   2,700,000  Gateway Services Community                               2,736,936
              Development District, Florida,
              Special Assessment,
              Stoneybrook Project,
              5.50%, 07/01/2008
     400,000  Vistancia Community Facilities                             402,676
              District, Arizona,
              5.00%, 07/15/2008
   3,935,000  Heritage Harbour South                                   3,969,549
              Community Development
              District, Florida, Special
              Assessment Revenue, Capital
              Improvement, Series B,
              5.40%, 11/01/2008
   1,920,000  North Las Vegas Local                                    1,934,784
              Improvement, Nevada, Special
              Improvement District No. 60
              Aliante, 4.65%, 12/01/2008
   2,345,000  Henderson, Nevada, Local                                 2,320,424
              Improvement Districts No.
              T-14, 4.35%, 03/01/2009
   2,730,000  Bonita Springs, Florida, Vasari                          2,790,360
              Community Development District
              Revenue, Capital Improvement,
              Series B, 6.20%, 05/01/2009
   1,390,000  Greyhawk Landing Community,                              1,414,742
              Development District, Florida,
              Special Assessment Revenue,
              Series B, 6.25%, 05/01/2009
   1,020,000  Saddlebrook Community                                    1,048,876
              Development District, Florida,
              Special Assessment, Series B,
              6.25%, 05/01/2009
   1,150,000  Illinois State Sales Tax                                 1,203,406
              Revenue, Series U,
              5.00%, 06/15/2009
     500,000  Vistancia Community Facilities                             503,920
              District, Arizona,
              5.30%, 07/15/2009
   1,000,000  Connecticut State Special Tax                            1,195,750
              Obligation, Series B,
              6.15%, 09/01/2009
   1,000,000  North Las Vegas Local                                    1,008,900
              Improvement, Nevada, Special
              Improvement District No. 60
              Aliante, 5.00%, 12/01/2009
   3,555,000  New York City Transitional                               3,968,375
              Finance Authority, New York,
              Future Tax Secured, Series E,
              5.00%, 02/01/2010
   7,890,000  New York City Transitional                               8,812,657
              Finance Authority, New York,
              Future Tax, Series C,
              5.00%, 02/15/2010
   2,960,000  Harbor Bay Community                                     3,055,963
              Development District, Florida,
              Capital Improvement Revenue,
              Series B, 6.35%, 05/01/2010
     500,000  Vistancia Community Facilities                             504,450
              District, Arizona,
              5.55%, 07/15/2010
     805,000  Lakewood Ranch Community                                   825,367
              Development District 5,
              Florida Special Assessment
              Revenue, Series B,
              6.00%, 05/01/2011
   4,200,000  Venetian Community Development                           4,298,826
              District, Florida, Capital
              Improvement Revenue, Series B,
              5.95%, 05/01/2012
   2,000,000  Bonnet Creek Resort Community                            2,074,420
              Development District, Florida,
              Special Assessment,
              7.125%, 05/01/2012
   2,860,000  Miromar Lakes Community                                  2,964,933
              Development District, Florida,
              Capital Improvement Revenue,
              Series B, 7.25%, 05/01/2012


                        Schedule of Investments -- Municipal Bond Portfolios  31

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  3,225,000  Illinois State Sales Tax                            $    3,806,468
              Revenue, Series Q,
              6.00%, 06/15/2012
   2,845,000  Hot Springs, Arkansas, Sales &                           2,956,126
              Use Tax, Refunding &
              Improvement, 4.125%, 07/01/2012
   1,525,000  Dyer Redevelopment Authority,                            1,739,339
              Indiana, Economic Development
              Lease, 6.875%, 07/15/2014
   2,315,000  Arizona Tourism & Sports                                 2,388,733
              Authority Tax Revenue,
              Baseball Training Facilities
              Project, 5.00%, 07/01/2015
   1,500,000  Arizona Tourism & Sports                                 1,541,835
              Authority Tax Revenue,
              Baseball Training Facilities
              Project, 5.00%, 07/01/2016
   3,600,000  Massachusetts Bay Transportation                         3,863,124
              Authority, Massachusetts, Sales
              Tax Revenue, Series A,
              5.25%, 07/01/2020
   2,695,000  Dyer Redevelopment Authority,                            3,016,082
              Indiana, Economic Development
              Lease, 6.55%, 07/15/2020
   3,695,000  Beacon Tradeport Community                               3,805,333
              Development District, Florida,
              Industrial Project, Series B,
              7.125%, 05/01/2022
   1,140,000  New York City Transitional                               1,254,752
              Finance Authority, New York,
              Revenue Refunding, Future Tax
              Secured Series B,
              5.25%, 02/01/2029
                                                                  --------------
Total Special Tax (Cost $152,566,179)                                157,398,869
                                                                  --------------
Miscellaneous Tax: 0.26%
   5,325,000  Indianapolis Local Public                                6,268,057
              Improvement Bond Bank, Indiana,
              Series B, 6.00%, 01/10/2013
                                                                  --------------
Total Miscellaneous Tax (Cost $5,238,658)                              6,268,057
                                                                  --------------
 Total Tax Supported (Cost $500,592,698)                             522,988,024
                                                                  --------------
================================================================================
REVENUE:                                                                  22.06%
--------------------------------------------------------------------------------
Airport Revenue: 0.03%
     800,000  Denver City & County, Colorado,                            865,472
              Airport Revenue, Series A, AMT,
              7.50%, 11/15/2006
                                                                  --------------
Total Airport Revenue (Cost $813,163)                                    865,472
                                                                  --------------
Electric Revenue: 9.08%
   1,900,000  San Antonio, Texas, Electric &                           1,924,833
              Gas Revenue Refunding Systems,
              5.00%, 02/01/2004
   2,090,000  Omaha Public Power District,                             2,119,030
              Nebraska, Electric Revenue,
              Series A, 5.25%, 02/01/2004
   1,470,000  Energy Northwest, Washington,                            1,493,770
              Wind Project Revenue, Series A,
              4.00%, 07/01/2004
   9,850,000  Salt River Agricultural                                 10,324,573
              Improvement and Power
              District, Arizona, Electric
              Systems Revenue, Refunding
              Salt River Project, Series A,
              5.00%, 01/01/2005
   5,000,000  North Carolina Eastern                                   5,111,300
              Municipal Power Agency, Power
              System Revenue, Series B,
              6.00%, 01/01/2005
   2,145,000  California Department of Water                           2,276,531
              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2005
   1,530,000  Energy Northwest, Washington,                            1,591,338
              Wind Project Revenue, Series A,
              4.30%, 07/01/2005
      55,000  Seattle, Washington, Municipal                              56,269
              Light & Power Revenue,
              5.10%, 11/01/2005
   3,740,000  Salt River Agricultural                                  4,065,642
              Improvement and Power
              District, Arizona Power
              Distribution Electric Systems
              Revenue, Refunding Salt River
              Project, Series A,
              5.25%, 01/01/2006
  19,580,000  Long Island Power Authority,                            21,189,868
              New York, Electric Systems
              Revenue, Series B,
              5.00%, 06/01/2006
   4,240,000  Salt River Agricultural                                  4,675,490
              Improvement and Power
              District, Arizona, Power
              Distribution Electric Systems
              Revenue, Refunding Salt River
              Project, Series D,
              5.00%, 01/01/2007
  15,215,000  California Department of Water                          16,905,386
              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2007
   7,000,000  Long Island Power Authority,                             7,670,110
              New York, Electric Systems
              Revenue, Series A,
              5.00%, 06/01/2007
   3,500,000  Washington State Public Power                            3,926,685
              Supply System Revenue, Nuclear
              Project No. 3, Series B,
              5.60%, 07/01/2007


32   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,000,000  San Antonio, Texas, Electric &                      $    1,124,340
              Gas, Power System Revenue,
              5.25%, 02/01/2008
  27,350,000  San Antonio, Texas, Electric & Gas,                     30,683,965
              Refunding, 5.25%, 02/01/2008
              (Note B, p. 38)
  23,740,000  California Department of Water                          26,670,940
              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2008
   6,080,000  Long Island Power Authority,                             6,722,109
              New York, Electric Systems
              Revenue, Series A,
              5.00%, 06/01/2008
   2,260,000  Salt River Agricultural                                  2,537,189
              Improvement and Power District,
              Arizona, Power Distribution
              Electric Systems Revenue,
              Refunding Salt River Project,
              Series A, 5.00%, 01/01/2009
   3,775,000  North Carolina Eastern                                   4,272,847
              Municipal Power Agency, Power
              System Revenue, Series B,
              6.125%, 01/01/2009
   2,960,000  San Antonio, Texas, Electric &                           3,344,652
              Gas, Refunding Systems,
              5.25%, 02/01/2009
   8,515,000  California Department of Water                           9,642,727
              Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2009
   7,130,000  Salt River Agricultural                                  8,000,930
              Improvement and Power
              District, Arizona, Power
              Distribution Electric Systems
              Revenue, Refunding Salt River
              Project, Series A,
              5.00%, 01/01/2010
   2,875,000  Salt River Agricultural                                  3,226,181
              Improvement and Power
              District, Arizona, Power
              Distribution Electric Systems
              Revenue, Refunding Salt River
              Project, Series C,
              5.00%, 01/01/2010
   2,765,000  North Carolina Eastern                                   2,982,135
              Municipal Power Agency, Power
              System Revenue, Refunding,
              Series C, 5.25%, 01/01/2011
   3,440,000  North Carolina Eastern                                   3,763,773
              Municipal Power Agency, Power
              System Revenue, Refunding,
              Series A, 5.50%, 01/01/2011
  10,000,000  North Carolina Municipal Power                          10,999,700
              Agency No. 1, Catawba Electric
              Revenue, Series A,
              5.50%, 01/01/2012
   2,395,000  Seattle, Washington, Municipal                           2,705,081
              Light & Power Revenue,
              5.625%, 12/01/2012
   3,525,000  North Carolina Municipal Power                           3,864,352
              Agency No. 1, Catawba Electric
              Revenue, Series A,
              5.50%, 01/01/2013
     630,000  North Carolina Eastern                                     710,111
              Municipal Power Agency, Power
              System Revenue, Series D,
              6.45%, 01/01/2014
   2,345,000  Seattle, Washington, Municipal                           2,643,870
              Light & Power Revenue,
              5.625%, 12/01/2014
   1,850,000  Seattle, Washington, Municipal                           2,074,608
              Light & Power Revenue,
              5.625%, 12/01/2016
   1,880,000  North Carolina Eastern                                   2,003,046
              Municipal Power Agency, Power
              System Revenue, Series B,
              5.70%, 01/01/2017
   2,500,000  San Antonio, Texas, Electric &                           2,695,375
              Gas, Power System Revenue,
              5.375%, 02/01/2020
   4,815,000  Orlando Utilities Commission,                            5,189,848
              Florida, Water & Electric
              Revenue, 5.25%, 10/01/2020
                                                                  --------------
Total Electric Revenue (Cost $212,180,728)                           219,188,604
                                                                  --------------
Health Care Revenue: 0.76%
   1,000,000  Iowa Finance Authority                                   1,016,940
              Hospital Facility Revenue,
              Iowa Health System,
              6.25%, 02/15/2004
   1,225,000  Oklahoma Development Finance                             1,155,261
              Authority Revenue, Hillcrest
              Healthcare System, Series A,
              4.70%, 08/15/2005
   1,360,000  Connecticut State Health &                               1,354,179
              Educational Facility Authority
              Revenue, Hospital for Special Care,
              Issue B, 5.125%, 07/01/2007
   1,000,000  Oklahoma Development Finance                               847,390
              Authority Revenue, Hillcrest
              Healthcare System, Series A,
              5.00%, 08/15/2009
   2,750,000  Cuyahoga County, Ohio, Hospital                          3,089,707
              Facilities Revenue, Canton
              Incorporated Project,
              6.75%, 01/01/2010
   3,215,000  Chattanooga Health,                                      3,474,868
              Educational & Housing Facility
              Board, Tennessee, Revenue,
              Catholic Health Initiatives,
              Series A, 5.375%, 12/01/2011


                        Schedule of Investments -- Municipal Bond Portfolios  33

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,240,000  Kentucky Economic Development                       $    1,341,333
              Finance Authority Revenue,
              Catholic Health Initiatives,
              Series A, 5.375%, 12/01/2011
   2,240,000  Oklahoma Development Finance                             1,810,570
              Authority Revenue, Hillcrest
              Healthcare System, Series A,
              5.75%, 08/15/2013
   1,295,000  Chester County Health &                                  1,233,216
              Education Facilities
              Authority, Pennsylvania,
              Hospital Revenue, Chester
              County Hospital, Series A,
              6.75%, 07/01/2021
   3,000,000  Allegheny County Hospital                                2,954,610
              Development Authority,
              Pennsylvania, Revenue, West
              Pennsylvania Health System,
              Series B, 9.25%, 11/15/2022
                                                                  --------------
Total Health Care Revenue (Cost $17,992,576)                          18,278,074
                                                                  --------------
Higher Education Revenue: 0.51%
   2,590,000  Pennsylvania State University                            2,773,605
              Revenue, 5.00%, 08/15/2005
   1,415,000  Virginia Polytechnic Institute                           1,582,465
              & State University Revenue,
              Series A, 5.25%, 06/01/2008
   1,165,000  Vermont Educational & Health                             1,223,110
              Buildings Financing Agency
              Revenue, Norwich University
              Project, 5.50%, 07/01/2018
   1,230,000  University of Texas University                           1,338,794
              Revenue, Financing Systems,
              Series B, 5.375%, 08/15/2019
   2,820,000  Massachusetts Health &                                   3,526,100
              Educational Facilities
              Authority Revenue, Harvard
              University, Series N,
              6.25%, 04/01/2020
   1,920,000  Milledgeville-Baldwin County                             1,957,094
              Development Authority, Georgia,
              Student Housing Revenue,
              Georgia College & State
              University Foundation,
              4.00%, 09/01/2032
                                                                  --------------
Total Higher Education Revenue
(Cost $11,357,966)                                                    12,401,168
                                                                  --------------
Tobacco Revenue: 3.30%
   7,055,000  Tobacco Settlement Financing                             7,709,210
              Corp., New York, Tobacco
              Asset-Backed Bonds, Series A-1,
              5.00%, 06/01/2008
  11,115,000  Tobacco Settlement Financing                            11,696,537
              Corp., New York, Tobacco
              Asset-Backed Bonds, Series A-1,
              5.00%, 06/01/2011
   8,535,000  Tobacco Settlement Financing                             8,999,901
              Corp., New York, Tobacco
              Asset-Backed Bonds, Series A-1,
              5.25%, 06/01/2012
   8,075,000  Tobacco Settlement Revenue                               7,202,658
              Management Authority, South
              Carolina, Tobacco Settlement
              Asset-Backed Bonds, Series B,
              6.00%, 05/15/2022
   5,510,000  Northern Tobacco                                         5,135,320
              Securitization Corp., Alaska,
              Tobacco Settlement
              Asset-Backed Bonds,
              6.20%, 06/01/2022
  13,085,000  Tobacco Settlement Financing                            11,697,467
              Corp., Rhode Island, Tobacco
              Asset-Backed Bonds, Series A,
              6.00%, 06/01/2023
   1,765,000  District of Columbia Tobacco                             1,621,506
              Settlement Financing Corp.,
              Tobacco Settlement
              Asset-Backed Bonds,
              6.25%, 05/15/2024
   9,390,000  Tobacco Settlement Authority,                            8,514,382
              Washington, Tobacco Settlement
              Asset-Backed Bonds,
              6.50%, 06/01/2026
  18,930,000  Badger Tobacco Asset                                    17,126,917
              Securitization Corp.,
              Wisconsin, Tobacco Settlement
              Asset-Backed Bonds,
              6.125%, 06/01/2027
                                                                  --------------
Total Tobacco Revenue (Cost $84,159,159)                              79,703,898
                                                                  --------------
Toll Revenue: 0.85%
  19,485,000  Triborough Bridge & Tunnel                              20,488,867
              Authority, New York, Toll Revenue,
              Series B, 5.00%, 11/15/2020
                                                                  --------------
Total Toll Revenue (Cost $20,325,411)                                 20,488,867
                                                                  --------------
Water/Sewer Revenue: 2.91%
  19,855,000  Logan/Todd Regional Water                               21,232,738
              Commission, Kentucky, Revenue
              Refunding, 4.00%, 02/01/2007
   1,500,000  Florida Water Pollution                                  1,675,950
              Control Financing Corp.
              Revenue, Water Pollution
              Control, 5.00%, 01/15/2008
   4,165,000  Florida Water Pollution                                  4,672,797
              Control Financing Corp.
              Revenue, Water Pollution
              Control, 5.00%, 01/15/2009


34   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,500,000  Abilene, Texas, Waterworks &                        $    2,501,100
              Sewer Systems Certificates,
              Obligation B, 3.61%, 02/15/2009
   1,940,000  Massachusetts Water Pollution                            2,196,953
              Abatement Trust, Pool Program
              Bonds, Series 7,
              5.25%, 02/01/2010
   2,230,000  Texas State Water Development                            2,448,473
              Board Revenue, Revolving
              Senior Lien Series A,
              5.50%, 07/15/2010
   1,525,000  Arizona Water Infrastructure                             1,782,740
              Finance Authority Revenue,
              Water Quality, Series A,
              5.75%, 10/01/2011
   3,620,000  Dallas, Texas, Waterworks &                              3,943,990
              Sewer System Revenue,
              5.00%, 10/01/2013
      55,000  Massachusetts Water Pollution                               63,128
              Abatement Trust, Series B,
              5.25%, 08/01/2014
   3,460,000  Massachusetts Water Pollution                            3,750,917
              Abatement Trust, New Bedford
              Program, Series A,
              5.125%, 02/01/2016
   3,450,000  Ohio State Water Development                             3,789,377
              Authority Pollution Control
              Revenue, 5.25%, 06/01/2017
   6,850,000  Ohio State Water Development                             7,523,835
              Authority Pollution Control
              Revenue, 5.25%, 12/01/2017
   3,460,000  Michigan Municipal Bond                                  3,792,229
              Authority Revenue, Drinking
              Water Revolving Fund,
              5.25%, 10/01/2018
   1,160,000  Tampa, Florida, Water & Sewer                            1,266,001
              Revenue Refunding, Series A,
              5.25%, 10/01/2018
   4,500,000  Michigan Municipal Bond                                  4,893,075
              Authority Revenue, Clean Water
              State Revolving Fund,
              5.25%, 10/01/2019
   4,325,000  Michigan Municipal Bond                                  4,682,202
              Authority Revenue, Clean Water
              State Revolving Fund,
              5.375%, 10/01/2021
                                                                  --------------
Total Water/Sewer Revenue
(Cost $68,036,268)                                                    70,215,505
                                                                  --------------
Miscellaneous Revenue: 1.30%
   4,385,000  Broward County, Florida,                                 4,408,197
              Resource Recovery Revenue,
              Wheelabrator Florida, Series A,
              5.00%, 12/01/2003
  10,635,000  Broward County, Florida,                                11,152,605
              Resource Recovery Revenue,
              Wheelabrator Florida, Series A,
              5.00%, 12/01/2004
   1,540,000  Broward County, Florida,                                 1,674,380
              Resource Recovery Revenue,
              Refunding Wheelabrator South,
              Series A, 5.00%, 12/01/2006
   4,000,000  Michigan Municipal Bond                                  3,958,920
              Authority Revenue, Public
              School Detroit Academy A,
              7.50%, 10/01/2012
   1,780,000  Chicago, Illinois, Park                                  2,095,683
              District Harbor Facilities
              Revenue, 5.875%, 01/01/2013
   1,920,000  Chicago, Illinois, Park                                  2,260,512
              District Harbor Facilities
              Revenue, 5.875%, 01/01/2014
   2,035,000  Chicago, Illinois, Park                                  2,395,907
              District Harbor Facilities
              Revenue, 5.875%, 01/01/2015
   3,510,000  Broad Street Community                                   3,509,509
              Development Authority,
              Virginia, Revenue,
              7.125%, 06/01/2015
                                                                  --------------
Total Miscellaneous Revenue
(Cost $30,189,008)                                                    31,455,713
                                                                  --------------
Industrial Development/Pollution Control
Revenue: 3.32%
   1,825,000  Pittsylvania County Industrial                           1,833,030
              Development Authority,
              Virginia, Revenue, Series A,
              AMT, 7.30%, 01/01/2004
   1,000,000  Richland County, South Carolina,                         1,047,110
              Environmental Improvement
              Revenue, International Paper Co.
              Projects, Series A,
              4.25%, 10/01/2007
   6,100,000  Springfield Airport Authority,                           6,520,717
              Illinois, Garrett Aviation
              Services Project,
              4.40%, 02/01/2008
   3,600,000  Chesapeake, Virginia,                                    3,829,248
              Industrial Development
              Authority Revenue, Pollution
              Control Project,
              5.25%, 02/01/2008
   1,700,000  Mashantucket Western Pequot                              1,873,757
              Tribe, Connecticut, Special
              Revenue, Sub 144A Series B,
              5.55%, 09/01/2008
   4,280,000  Midland County, Michigan,                                4,362,219
              Economic Development
              Sublimited Obligation Series A,
              AMT, 6.875%, 07/23/2009


                        Schedule of Investments -- Municipal Bond Portfolios  35

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,710,000  New York State Environmental                        $    2,725,935
              Facilities Corp., Waste
              Management Project, Series A,
              4.00%, 05/01/2012
   4,300,000  New Jersey Economic                                      4,345,623
              Development Authority, Exempt
              Facilities Revenue, Waste
              Management, Inc., Project,
              4.00%, 11/01/2013
   3,950,000  Morehouse Parish, Louisiana,                             4,240,404
              Pollution Control Revenue,
              Refunding International Paper
              Co. Project, Series A, 5.70%, 04/01/2014
   2,070,000  North Carolina Capital                                   2,091,652
              Facilities Finance Agency,
              Exempt Facilities Revenue,
              Waste Management of Carolinas
              Project, 4.00%, 08/01/2014
   4,435,000  Dickinson County Economic                                4,634,442
              Development Corp., Michigan,
              Environmental Improvement
              Revenue, International Paper
              Co. Project, Series A, 5.75%, 06/01/2016
   3,500,000  South Carolina Jobs Economic                             3,540,845
              Development Authority Revenue,
              Waste Management, Inc.,
              Project, 4.10%, 11/01/2016
   1,575,000  Fairfield Industrial Development                         1,695,440
              Board, Alabama, Environmental
              Improvement Revenue,
              USX Project, 5.40%, 11/01/2016
   3,760,000  New Hampshire State Business                             3,874,041
              Finance Authority Pollution
              Control Revenue, Public
              Service Co., Series D,
              6.00%, 05/01/2021
     985,000  Louisiana Local Government                               1,026,262
              Environmental Facilities and
              Community Development
              Authority Revenue, Air Cargo,
              6.65%, 01/01/2025
   9,070,000  Pope County, Arkansas, Revenue,                          9,268,542
              Refunding Entergy Arkansas,
              Inc., Project, 5.05%, 09/01/2028
  10,540,000  Matagorda County Navigation                             10,544,216
              District No. 1, Texas,
              Pollution Control Revenue,
              Refunding Central Power &
              Light Co., Series A,
              3.75%, 05/01/2030
   4,960,000  Brazos River Authority, Texas,                           5,002,706
              Pollution Control Revenue, TXU
              Electric Co. Project, Series A,
              4.95%, 10/01/2030
   5,175,000  Brazos River Authority, Texas,                           5,179,864
              Pollution Control Revenue, TXU
              Electric Co. Project, Series D,
              4.25%, 05/01/2033
   2,430,000  Ohio State Water Development                             2,439,331
              Authority Pollution Control
              Facilities Revenue, Refunding
              Edison Co., Series B, AMT,
              4.40%, 06/01/2033
                                                                  --------------
Total Industrial Development/Pollution
Control Revenue (Cost $77,752,382)                                    80,075,384
                                                                  --------------
Total Revenue (Cost $522,806,661)                                    532,672,685
                                                                  --------------
================================================================================
ASSET-BACKED SECURITIES:                                                   1.38%
--------------------------------------------------------------------------------
Higher Education Revenue: 0.07%
   1,550,000  New Mexico Educational                                   1,664,622
              Assistance Foundation, Student
              Loan Education, Loan Senior
              Series A3, 4.95%, 03/01/2009
                                                                  --------------
Total Higher Education Revenue
(Cost $1,641,837)                                                      1,664,622
                                                                  --------------
Housing: 1.31%
   2,535,000  Vermont Housing Finance Agency                           2,562,201
              Single-Family Revenue, Series 15C,
              AMT, 4.00%, 03/01/2004
   5,900,000  Rhode Island Housing & Mortgage                          6,138,124
              Finance Corp. Homeownership
              Opportunity Note, Series 39C,
              4.00%, 03/24/2005
   1,225,000  Rhode Island Housing &                                   1,264,666
              Mortgage Finance Corp.
              Homeownership Opportunity Note,
              Series 41C, 3.375%, 11/01/2005
   2,200,000  Minneapolis, Minnesota,                                  2,208,008
              Multifamily Revenue, Sumner
              Field Phase II LP Project, AIG,
              AMT, 2.60%, 08/20/2008
   1,045,000  West Virginia Housing                                    1,046,014
              Development Fund, Series D,
              AMT, 3.25%, 11/01/2015
   2,150,000  Maricopa County Industrial                               2,205,814
              Development Authority, Arizona,
              Multifamily Housing Revenue,
              Steeplechase Apartments
              Project, Series B, AMT,
              6.25%, 12/01/2020
   2,195,000  Sedgwick & Shawnee Counties,                             2,340,638
              Kansas, Single-Family Revenue,
              GNMA Mortgage-Backed
              Securities Program, Series A-1,
              AMT, 6.50%, 12/01/2022


36   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,210,000  Jefferson Parish, Louisiana,                        $    1,215,917
              Home Mortgage Revenue, FNMA &
              GNMA Mortgage-Backed
              Securities, Series C-1, AMT,
              5.40%, 12/01/2024
   2,275,000  Muni Mae Trust, Certificate                              2,385,656
              Class A-5, FHLMC,
              4.80%, 07/14/2026
   1,155,000  District of Columbia Housing                             1,176,113
              Finance Agency, Single-Family
              FNMA & GNMA Mortgage Revenue,
              Series A, AMT,
              6.25%, 12/01/2028
     560,000  Oklahoma Housing Finance                                   576,010
              Agency, Single-Family
              Redevelopment, Mortgage
              Homeownership Loan, Series B-2,
              AMT, 6.55%, 03/01/2029
   1,350,000  Missouri State Housing                                   1,411,060
              Development Commission, FNMA &
              GNMA Mortgage Revenue,
              Single-Family, Series B-2, AMT,
              6.40%, 09/01/2029
     445,000  Chicago, Illinois, Single-Family                           471,611
              Mortgage Revenue, Series A,
              FNMA, GNMA,
              6.35%, 10/01/2030
     230,000  Wyoming Community Development                              242,402
              Authority, Housing Revenue,
              Series 1, AMT,
              6.20%, 12/01/2030
   2,925,000  Multifamily Housing Revenue                              2,906,573
              Bond Passthrough Certificates,
              Kansas, Beneficial Ownership
              Series 2000-6,
              5.95%, 11/01/2033
   3,465,000  Multifamily Housing Revenue                              3,439,220
              Bond Passthrough Certificates,
              Washington, Beneficial
              Ownership Series 2000-7,
              6.00%, 11/01/2033
                                                                  --------------
Total Housing (Cost $31,282,460)                                      31,590,027
                                                                  --------------
Total Asset-Backed Securities
(Cost $32,924,297)                                                    33,254,649
                                                                  --------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments
(Cost $2,306,602,465)                                    99.72%   $2,407,986,404
(Note E, p. 38)
Cash and Other Assets,
Less Liabilities                                          0.28         6,763,115
                                                        -------   --------------
Net Assets                                              100.00%   $2,414,749,519
                                                        =======   ==============

================================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                             Contract                Unrealized
Contracts    Description                      Amount                Depreciation
--------------------------------------------------------------------------------
409          Interest Rate                 $43,411,518            $  (2,498,732)
             Swap 10 Yr. Future
             December 2003
                                                                  --------------
Total Short Futures Contract                                      $  (2,498,732)
                                                                  --------------

===============================================================================================
INTEREST RATE SWAPS
-----------------------------------------------------------------------------------------------
 Notional                            Rate                                           Unrealized
 Amount            Description     Received       Rate Paid     Termination Date    Gain/(Loss)
-----------------------------------------------------------------------------------------------
$  15,000,000     BMA Interest       2.89%        Variable*     08/01/2008          $ 210,393
                  Rate Swap
   15,785,000     BMA Interest       3.13         Variable*     08/01/2008            379,322
                  Rate Swap
   21,000,000     BMA Interest       2.75         Variable*     11/01/2008            105,367
                  Rate Swap
   21,000,000     BMA Interest     Variable*        3.43        08/01/2012           (153,701)
                  Rate Swap
   15,000,000     BMA Interest     Variable*        3.63        08/01/2012           (351,601)
                  Rate Swap
   15,785,000     BMA Interest     Variable*        3.82        08/01/2012           (578,193)
                  Rate Swap
                                                                                    ----------
Total Interest Rate Swaps                                                           $(388,413)
                                                                                    ----------

* Variable interest based on the Municipal Swap Index, which fluctuates weekly.


                        Schedule of Investments -- Municipal Bond Portfolios  37

--------------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral forinterest rate swap.
(B)   When-issued security
(C) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(D) Represents entire or partial position segregated as collateral forinitial margin requirement on open futures contract.
(E) At September 30, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $107,009,314 and gross unrealized depreciation of investments was $5,625,375, resulting in net unrealized appreciation of $101,383,939.

      Explanation of abbreviations:

      ACA--American Capital Access
      AMBAC--American Municipal Bond Assurance Corporation
      AMT--Subject to Alternative Minimum Tax
      ARCS--Auction Rate Certificate
      CPI--Consumer Price Index
      CSOB--Cowlitz Sewer Operating Board
      FGIC--Financial Guaranty Insurance Company
      FHA--Federal Housing Administration
      FHLMC--Federal Home Loan Mortgage Corp.
      FNMA--Federal National Mortgage Association
      FSA--Financial Security Assurance, Inc.
      GNMA--Government National Mortgage Association
      MBIA--Municipal Bond Investors Assurance Corporation
      MTA--Metropolitan Transportation Authority
      PSF Guaranteed--(Texas) Permanent Schools Funds
      Q-SBLF--Qualified School Bond Loan Fund
      Radian--Radian Group Inc.
      SCSDE--South Carolina State Department of Education

--------------------------------------------------------------------------------
      Allocation of Portfolio net assets at September 30, 2003:
      Alabama                                                              2.70%
      Alaska                                                               0.60
      Arizona                                                              2.07
      Arkansas                                                             0.55
      California                                                           6.80
      Colorado                                                             0.96
      Connecticut                                                          1.14
      Delaware                                                             0.67
      Florida                                                              8.84
      Georgia                                                              1.38
      Hawaii                                                               1.32
      Illinois                                                             5.38
      Indiana                                                              0.82
      Iowa                                                                 0.04
      Kansas                                                               0.32
      Kentucky                                                             1.47
      Louisiana                                                            0.45
      Maryland                                                             1.05
      Massachusetts                                                        6.28
      Michigan                                                             4.17
      Minnesota                                                            0.49
      Missouri                                                             0.30
      Nebraska                                                             0.18
      Nevada                                                               1.52
      New Hampshire                                                        0.77
      New Jersey                                                           1.74
      New Mexico                                                           0.27
      New York                                                            11.85
      North Carolina                                                       2.50
      Ohio                                                                 2.81
      Oklahoma                                                             0.43
      Oregon                                                               0.11
      Pennsylvania                                                         3.26
      Rhode Island                                                         1.50
      South Carolina                                                       1.97
      Tennessee                                                            0.48
      Texas                                                               11.43
      Utah                                                                 0.32
      Vermont                                                              0.16
      Virginia                                                             1.89
      Washington                                                           4.29
      West Virginia                                                        0.04
      Wisconsin                                                            1.24
      Wyoming                                                              0.01
      District of Columbia                                                 2.33
      Puerto Rico                                                          0.68
      Tax-Exempt Private Municipal Trust                                   0.14
      Cash and Other Assets, Less Liabilities                              0.28
                                                                         -------
Total                                                                    100.00%
                                                                         =======

See Notes to Financial Statements.


38   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                         California Municipal Portfolio
                               September 30, 2003
--------------------------------------------------------------------------------
Principal Amount        Description                                Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                     9.04%
--------------------------------------------------------------------------------
$ 22,020,000  California Department of Water                      $   22,020,000
              Resources, Power Supply
              Revenue, Series B-1,
              1.20%, 05/01/2022
   9,050,000  Irvine, California, Improvement                          9,050,000
              Bond Act 1915, Assessment
              District No. 87-8,
              1.20%, 09/02/2024
   5,850,000  California Health Facilities                             5,850,000
              Financing Authority Revenue,
              Hospital Adventist Health
              Systems, Series A,
              1.20%, 09/01/2025
   1,900,000  Irvine Ranch, Water District                             1,900,000
              Nos. 140-240-105-250,
              California, 1.20%, 04/01/2033
   5,800,000  California State, Series A-2,                            5,800,000
              1.15%, 05/01/2033
   7,550,000  Los Angeles, California,                                 7,550,000
              Department of  Water & Power
              Revenue Subseries B-3,
              1.18%, 07/01/2034
   7,900,000  Los Angeles, California,                                 7,900,000
              Department of Water & Power,
              Waterworks Revenue, Subseries B-2,
              SPA, 1.20%, 07/01/2035
  14,900,000  Irvine, Unified School                                  14,900,000
              District, Community Facilities
              District No. 01-1, California,
              1.20%, 09/01/2038
                                                                  --------------
Total Tax-Exempt Variable-Rate
Demand Notes (Cost $74,970,000)                                       74,970,000
                                                                  --------------
================================================================================
PREREFUNDED/ESCROWED:                                                      3.31%
--------------------------------------------------------------------------------
   4,675,000  Sacramento Municipal Utility                             4,826,283
              District, California, Electric
              Revenue, Series I, MBIA,
              6.00%, 01/01/2024,
              Prerefunded 01/01/2004 @ 102
     400,000  Pomona Public Financing                                    413,912
              Authority, California,
              5.50%, 02/01/2008,
              Prerefunded 02/01/2004 @ 102

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
     480,000  Pomona Public Financing                                    496,694
              Authority, California,
              Southwest Pomona Revenue,
              Series L, 5.50%, 02/01/2008,
              Prerefunded 02/01/2004 @ 102
   1,000,000  Washington Suburban Sanitation                           1,037,470
              District, Maryland,
              6.60%, 06/01/2015,
              Prerefunded 06/01/2004 @ 100
   2,000,000  Los Angeles, California,                                 2,080,420
              Department of Water & Power,
              California Electric Plant Revenue,
              FSA, 5.25%, 06/15/2013,
              Prerefunded 06/15/2004 @ 101
   3,955,000  Imperial Irrigation District,                            4,246,919
              California, Certificates of
              Participation, Electric System Project,
              MBIA, 6.00%, 11/01/2015,
              Prerefunded 11/01/2004 @ 102
     590,000  Burbank Redevelopment Agency,                              620,822
              California, 9.25%, 12/01/2005,
              Escrowed to Maturity
   1,520,000  Corona, California,                                      1,763,702
              Certificates of Participation,
              8.00%, 03/01/2015,
              Prerefunded 03/01/2006 @ 100
     920,000  Northern California Power                                1,090,678
              Agency Public Power Revenue,
              Series A, AMBAC,
              5.80%, 07/01/2009,
              Escrowed to Maturity
   1,000,000  Kern High School District,                               1,282,480
              California, 7.10%, 08/01/2011,
              Escrowed to Maturity
   5,300,000  Massachusetts State, Series B,                           6,137,506
              FSA, 5.50%, 03/01/2018,
              Prerefunded 03/01/2012 @ 100
   1,000,000  Pittsburg Redevelopment                                  1,529,850
              Agency, California, Residential
              Mortgage Revenue,
              9.60%, 06/01/2016,
              Escrowed to Maturity
   1,615,000  Metropolitan Water District of                           1,901,113
              Southern California,
              Waterworks Revenue, Series A,
              5.75%, 07/01/2021,
              Escrowed to Maturity
                                                                  --------------
Total Prerefunded/Escrowed
(Cost $25,630,179)                                                    27,427,849
                                                                  --------------
================================================================================
INSURED:                                                                  50.44%
--------------------------------------------------------------------------------
   1,475,000  King County, Washington, Sewer                           1,489,529
              Revenue, Refunding, FGIC,
              5.00%, 01/01/2004

*See Note 1, page 38 in Notes to Financial Statements.


                        Schedule of Investments -- Municipal Bond Portfolios  39

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,000,000  Iowa State School                                   $    1,013,520
              Infrastructure Special Fund,
              FSA, 4.00%, 03/15/2004
   5,000,000  San Jose Redevelopment Agency,                           5,082,200
              California, Tax Allocation,
              Merged Area Redevelopment Project,
              MBIA, 3.00%, 08/01/2004
              (Note A, p. 48)
   1,015,000  Covina Valley Unified School                             1,044,201
              District, California, Series A,
              FSA, 4.50%, 08/01/2004
   1,365,000  Rancho, California, Water                                1,409,881
              District Financing Authority,
              Revenue, Series A, FSA,
              5.00%, 08/01/2004
   1,835,000  Los Angeles, California, Harbor                          1,902,877
              Department Revenue, AMBAC,
              5.50%, 08/01/2004
   1,960,000  Gateway Economic Development                             2,032,206
              Corp., Greater Cleveland, Ohio,
              Excise Tax Revenue, FSA,
              5.125%, 09/01/2004
   1,600,000  Irvine Public Facilities &                               1,629,024
              Infrastructure Authority,
              California, Assessment Revenue,
              Series B, AMBAC,
              3.00%, 09/02/2004
   1,000,000  Oakland Joint Powers Financing                           1,039,480
              Authority, California, Lease
              Revenue, AMBAC,
              5.00%, 10/01/2004
  11,530,000  San Joaquin Hills                                       11,335,489
              Transportation Corridor
              Agency, California, Toll Road
              Revenue, Capital Appreciation
              Refunding, Series A, MBIA,
              0.00%, 01/15/2005
   3,300,000  Industry Urban Development                               3,504,468
              Agency, California, MBIA,
              5.00%, 05/01/2005
   3,175,000  East Bay Delta Housing &                                 3,329,083
              Finance Agency, California,
              Lease Revenue, MBIA,
              4.25%, 06/01/2005
   1,900,000  Association of Bay Area                                  2,026,768
              Governments, California, Bay
              Area Rapid Transit, Series A,
              AMBAC, 5.00%, 06/15/2005
   1,270,000  Los Angeles, California, Series A,                       1,317,219
              MBIA, 3.00%, 09/01/2005
   8,080,000  Industry Urban Development                               8,850,509
              Agency, California, MBIA,
              5.00%, 05/01/2006
   3,015,000  Puerto Rico Electric Power                               3,433,633
              Authority Power Revenue,
              Refunding, Series Y, MBIA,
              6.50%, 07/01/2006
   1,000,000  Virgin Islands Public Finance                            1,102,930
              Authority Revenue, Federal
              Highway Reimbursement Loan
              Note, FSA, 5.00%, 09/01/2006
   2,030,000  Los Angeles, California,                                 2,251,148
              Certificates of Participation,
              Equipment & Real Estate
              Property Program, Series AU,
              MBIA, 5.00%, 10/01/2006
   1,770,000  Southern California Public                               1,959,496
              Power Authority, Power Project
              Revenue Refunding, San Juan,
              Unit 3, Series A, FSA,
              5.00%, 01/01/2007
   7,320,000  Industry Urban Development                               8,168,461
              Agency, California, MBIA,
              5.00%, 05/01/2007
   8,240,000  East Bay Municipal Utilities                             8,925,074
              District, California, Water
              Systems Revenue, Refunding,
              FSA, 4.00%, 06/01/2007
  13,075,000  Association of Bay Area                                 14,640,600
              Governments, California, Bay
              Area Rapid Transit, Series A,
              AMBAC, 5.00%, 06/15/2007
   3,960,000  San Francisco City & County,                             4,540,338
              California, Refunding, Series 1,
              FGIC, 5.75%, 06/15/2007
   8,590,000  Los Angeles, California,                                 9,166,131
              Convention & Exhibition Center
              Authority, Lease Revenue,
              Series A, AMBAC,
              3.50%, 08/15/2007
   8,800,000  Southern California Public                               9,888,032
              Power Authority, Power Project
              Revenue Refunding, San Juan,
              Unit 3, Series A, FSA,
              5.00%, 01/01/2008
   3,050,000  San Jose, California, Airport                            3,373,239
              Revenue, Refunding, Series B, FSA,
              AMT, 5.00%, 03/01/2008
   2,360,000  San Diego County Regional                                2,688,111
              Transportation Authority,
              California, Sales Tax Revenue,
              Series A, FGIC,
              5.25%, 04/01/2008
   3,885,000  Long Beach, California, Harbor                           4,205,474
              Revenue, MBIA, AMT,
              6.00%, 05/15/2008
   1,000,000  Riverside, California, Sewer                             1,221,240
              Revenue, FGIC,
              7.00%, 08/01/2008
   1,510,000  Castaic Lake Water Agency,                               1,857,391
              California, Certificates of
              Participation, Water System
              Improvement Project, Series A,
              MBIA, 7.25%, 08/01/2008


40   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  9,300,000  Los Angeles, California,                            $   10,596,141
              Certificates of Participation,
              Equipment & Real Estate
              Property Program, Series AU,
              MBIA, 5.00%, 10/01/2008
   9,000,000  Los Angeles County, California,                         10,305,360
              Public Works Financing
              Authority, AMBAC,
              5.50%, 10/01/2008
   4,480,000  University of California                                 5,088,518
              Revenue, Series A, AMBAC,
              5.00%, 05/15/2009
   1,000,000  Redding Joint Powers Financing                           1,199,690
              Authority, California, Electric
              System Revenue, Series A, MBIA,
              6.25%, 06/01/2009
   2,140,000  Florida State Department of                              2,443,152
              Environmental Protection
              Preservation Revenue, Florida,
              Forever Series C, AMBAC,
              5.25%, 07/01/2009
              (Note B, p. 48)
   1,815,000  Northern California Power                                2,138,887
              Agency, Geothermal Project
              No.3, Series A, AMBAC,
              5.80%, 07/01/2009
   1,100,000  South Orange County Public                               1,414,303
              Finance Authority, California,
              Special Tax Revenue, Foothill
              Area, Series C, FGIC,
              8.00%, 08/15/2009
   2,000,000  Los Angeles, California,                                 2,046,900
              Wastewater System Revenue,
              Series D, FGIC,
              5.375%, 11/01/2009
   5,130,000  California State Refunding,                              5,806,339
              FSA, 5.25%, 02/01/2010
     600,000  Los Angeles, California,                                   662,226
              Department of Airports,
              Airport Revenue, FGIC, AMT,
              5.80%, 05/15/2010
   1,405,000  Triborough Bridge & Tunnel                               1,592,483
              Authority, New York, Refunding,
              General Series B, MBIA,
              5.00%, 11/15/2010
   1,000,000  Kern High School District,                               1,200,790
              California, Series A, MBIA,
              6.30%, 02/01/2011
   1,070,000  New York State Thruway                                   1,641,423
              Authority, Highway & Bridge
              Trust Fund, ROLS Railroad II,
              Series R 198, MBIA,
              17.29%, 04/01/2011
              (Note C, p. 48)
   2,145,000  San Francisco City & County,                             2,328,097
              California, Airport Commission,
              International Airport Revenue,
              Second Series 10A, MBIA, AMT,
              5.45%, 05/01/2012
   5,930,000  M S R Public Power Agency,                               6,585,028
              California, San Juan Project,
              Refunding, Series G, MBIA,
              5.30%, 07/01/2012
   1,075,000  Rancho, California, Water                                1,228,951
              District Financing Authority
              Revenue, Series A, FSA,
              5.50%, 08/01/2012
   4,840,000  MTA, New York, Service, Series B,                        5,602,832
              MBIA, 5.50%, 07/01/2013
   2,500,000  Northern Mariana Islands,                                2,758,950
              Commonwealth of, Series A, ACA,
              6.00%, 06/01/2014
   1,195,000  Culver City Redevelopment                                1,387,825
              Finance Authority, California,
              Tax Allocation, AMBAC,
              5.50%, 11/01/2014
   1,000,000  Santa Clara, California,                                 1,036,410
              Redevelopment Agency Tax
              Allocation, Bayshore North
              Project, MBIA,
              5.00%, 06/01/2015
   8,675,000  Los Angeles Unified School                               9,838,925
              District, California, Election
              of 1997, Series E, MBIA,
              5.50%, 07/01/2015
   1,000,000  San Jose Redevelopment Agency,                           1,209,030
              California, Tax Allocation,
              Merged Area Redevelopment
              Project, MBIA,
              6.00%, 08/01/2015
   2,380,000  Antioch Public Finance                                   2,641,943
              Authority, California, Lease
              Revenue, Municipal Facilities
              Project, Series B, MBIA,
              5.50%, 01/01/2016
   1,430,000  San Mateo County                                         1,656,827
              Transportation District,
              California, Series A, MBIA,
              5.50%, 06/01/2016
   5,225,000  California State Public Works                            5,890,508
              Board Lease Revenue,
              Department of Health Services,
              Series A, MBIA,
              5.75%, 11/01/2016
   2,685,000  Northern California Power                                2,826,849
              Agency Public Power Revenue,
              Hydroelectric Project No. 1,
              Series A, MBIA,
              5.00%, 07/01/2017


                        Schedule of Investments -- Municipal Bond Portfolios  41

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,000,000  California Special Districts                        $    1,156,920
              Association Finance Corp.,
              Certificates of Participation,
              Series Z, FSA,
              5.50%, 08/01/2017
   1,460,000  Santa Fe Springs, California,                            1,604,219
              Community Development
              Commission, Refunding, Series A,
              MBIA, 5.375%, 09/01/2017
   3,130,000  Long Beach Bond Finance                                  3,320,648
              Authority, California, Lease
              Revenue, Civic Center Project,
              Series A, MBIA,
              5.00%, 10/01/2017
   7,495,000  San Bernardino County,                                   8,266,835
              California, Certificates of
              Participation, West Valley
              Detention Center, Refunding,
              Series A, MBIA,
              5.25%, 11/01/2017
   1,210,000  Culver City, California,                                 1,356,797
              Redevelopment Agency, Tax
              Allocation Redevelopment
              Project A, MBIA,
              5.50%, 11/01/2017
   6,390,000  Santa Clara County Financing                             6,786,372
              Authority, California, Lease
              Revenue, Series A, AMBAC,
              5.00%, 11/15/2017
   5,930,000  Sacramento City Financing                                6,611,001
              Authority, California, Revenue
              Capital Improvement, Series A,
              AMBAC, 5.50%, 12/01/2017
   2,420,000  San Francisco City & County,                             2,509,056
              California, Airport Commission,
              International Airport Revenue,
              Second Series 15A, FSA, AMT,
              5.00%, 05/01/2018
   2,000,000  Los Angeles, California,                                 2,162,200
              Department of Water & Power,
              Power System, Series A, FSA,
              5.25%, 07/01/2018
   5,000,000  Los Angeles, California,                                 5,481,550
              Department of Water & Power,
              Power System, Series A, MBIA,
              5.375%, 07/01/2018
   2,000,000  Los Altos School District,                               2,123,500
              California, Series B, MBIA,
              5.00%, 08/01/2018
   2,075,000  Anaheim Public Financing                                 2,183,191
              Authority, California, Electric
              System Revenue, Distribution
              Facilities, MBIA,
              5.00%, 10/01/2018
   1,500,000  Imperial Irrigation District,                            1,586,070
              California, Electric System
              Revenue, MBIA,
              5.00%, 11/01/2018
   1,000,000  Culver City, California,                                 1,120,620
              Redevelopment Agency, Tax
              Allocation Redevelopment
              Project A, MBIA,
              5.50%, 11/01/2018
   5,000,000  California State Department of                           5,467,150
              Water Resources, Water Systems,
              Series Y, FGIC,
              5.25%, 12/01/2018
   1,440,000  Sacramento City Financing                                1,594,037
              Authority, California, Revenue,
              City Hall and Redevelopment
              Projects, Series A, FSA,
              5.375%, 12/01/2018
   3,765,000  Los Angeles, California,                                 4,043,836
              Sanitation Equipment Charge
              Revenue, Series A, FSA,
              5.25%, 02/01/2019
   5,035,000  Anaheim Union High School                                5,498,371
              District, California, Series A,
              FSA, 5.375%, 08/01/2019
   1,000,000  Antelope Valley Union High                               1,095,120
              School District, California,
              Series A, MBIA,
              5.375%, 08/01/2019
   1,185,000  Tahoe-Truckee Unified School                             1,358,768
              District, California, MBIA,
              5.50%, 08/01/2019
   1,000,000  Long Beach Bond Finance                                  1,080,890
              Authority, California, Lease
              Revenue, Public Safety
              Facilities Projects, AMBAC,
              5.25%, 11/01/2019
   2,815,000  Los Angeles County, California,                          3,167,635
              Certificates of Participation,
              Antelope Valley Courthouse,
              Series A, AMBAC,
              5.75%, 11/01/2019
   2,630,000  California State Public Works                            2,820,465
              Board Lease Revenue,
              Department of Corrections,
              State Prison, Series A, AMBAC,
              5.00%, 12/01/2019
   5,000,000  California State Department of                           5,425,500
              Water Resources, Water Systems,
              Series Y, FGIC,
              5.25%, 12/01/2019
   4,525,000  Los Angeles, California,                                 4,815,867
              Sanitation Equipment Charge
              Revenue, Series A, FSA,
              5.25%, 02/01/2020


42   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,050,000  Pasadena Unified School                             $    2,130,667
              District, California, Series B,
              FGIC, 5.00%, 07/01/2020
   6,185,000  Los Angeles, California,                                 6,694,830
              Department of Water & Power,
              Power System, Series A, MBIA,
              5.375%, 07/01/2020
   3,475,000  Ventura County Community                                 3,648,194
              College District, California,
              Series A, MBIA,
              5.00%, 08/01/2020
   1,900,000  Gilroy Unified School                                    2,048,067
              District, California, FGIC,
              5.25%, 08/01/2020
   6,340,000  University of California                                 6,704,233
              Multi-purpose Projects,
              Revenue, Series E, MBIA,
              5.125%, 09/01/2020
   1,000,000  Fontana Public Financing                                 1,075,800
              Authority, California, Tax
              Allocation Revenue, North
              Fontana Redevelopment Project,
              Series A, FSA, 5.25%, 09/01/2020
   1,000,000  San Mateo County Community                               1,085,010
              College District, California,
              2001 Election, Series A, FGIC,
              5.375%, 09/01/2020
   2,075,000  Walnut, California, Public                               2,264,240
              Financing Tax Allocation
              Revenue, AMBAC,
              5.375%, 09/01/2020
   1,100,000  Mammoth Unified School                                     450,549
              District, California, Capital
              Appreciation, MBIA,
              0.00%, 08/01/2021
   1,800,000  San Francisco City & County,                             1,864,026
              California, Public Utilities
              Commission, Waterworks Revenue
              Series A, FSA, 5.00%, 11/01/2021
   1,050,000  Long Beach Bond Finance                                  1,118,596
              Authority, California, Lease
              Revenue, Public Safety
              Facilities Projects, AMBAC,
              5.25%, 11/01/2021
   1,000,000  Sacramento County Sanitation                             1,140,580
              District Financing Authority,
              California, Revenue, FSA,
              5.50%, 12/01/2021
   1,000,000  Mammoth Unified School                                     382,500
              District, California, Capital
              Appreciation, MBIA,
              0.00%, 08/01/2022
   1,350,000  Anaheim Union High School                                1,391,702
              District, California, Series A,
              FSA, 5.00%, 08/01/2022
   3,050,000  California State University                              3,199,206
              Headquarters Building
              Authority Lease Revenue, Series B,
              MBIA, 5.25%, 09/01/2022
   1,715,000  Long Beach Bond Finance                                  1,813,853
              Authority, California, Lease
              Revenue, Public Safety
              Facilities Projects, AMBAC,
              5.25%, 11/01/2022
   1,560,000  California State Department of                           1,642,352
              Water Resources, Water Revenue,
              Series W, FSA,
              5.25%, 12/01/2022
   1,240,000  San Diego Community College                              1,271,260
              District, California, Election
              of 2002, Series A, FSA,
              5.00%, 05/01/2023
   1,700,000  San Diego Unified School                                 1,743,401
              District, California, Series C,
              FSA, 5.00%, 07/01/2023
   2,000,000  William S. Hart Union High                               2,051,800
              School District, California,
              Series A, MBIA,
              5.00%, 09/01/2023
   7,600,000  California State Department of                           7,792,736
              Water Resources, Central
              Valley Project, Water Systems,
              Series AA, FGIC,
              5.00%, 12/01/2023
   3,450,000  San Francisco City & County,                             3,498,093
              California, Airport Commission,
              International Airport Revenue,
              Second Series 16B, FSA,
              5.00%, 05/01/2024
   2,320,000  Azusa Unified School District,                           2,360,948
              California, FSA,
              5.00%, 07/01/2024
   1,140,000  California State, MBIA,                                  1,152,403
              5.00%, 08/01/2024
   1,230,000  Gateway Unified School                                   1,253,850
              District, California, MBIA,
              5.00%, 08/01/2024
   4,855,000  William S. Hart Union High                               4,859,369
              School District, California,
              Certificates of Participation,
              School Facility Bridge Funding
              Program, FSA,
              2.40%, 01/15/2025
   9,995,000  Los Angeles Community College                           10,130,032
              District, California, Series A,
              MBIA, 5.00%, 06/01/2026
  20,000,000  Puerto Rico Commonwealth                                22,425,000
              Highway & Transportation
              Authority, Highway Revenue,
              Refunding, Series AA, FSA,
              5.00%, 07/01/2026


                        Schedule of Investments -- Municipal Bond Portfolios  43

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  7,525,000  Long Beach, California, Harbor                      $    7,666,169
              Revenue, Series A, MBIA,
              4.00%, 05/15/2027
   4,125,000  Long Beach, California, Harbor                           4,202,055
              Revenue, Series B, MBIA,
              4.00%, 05/15/2027
     575,000  California Housing Finance                                 575,023
              Agency, Home Mortgage Revenue,
              Series I, MBIA, AMT,
              4.95%, 08/01/2028
   4,410,000  California Housing Finance                               1,293,233
              Agency, Home Mortgage Revenue,
              Series B, MBIA, AMT
              0.00%, 08/01/2029
   6,540,000  William S. Hart Union High                               6,545,886
              School District, California,
              Certificates of Participation,
              School Facility Bridge Funding
              Program, FSA,
              2.40%, 01/15/2036
   2,245,000  San Jose Financing Authority,                            2,450,103
              California, Lease Revenue,
              Civic Center Project, Series C,
              AMBAC, 5.00%, 06/01/2039
                                                                  --------------
Total Insured
(Cost $397,370,750)                                                  418,118,523
                                                                  --------------
================================================================================
TAX SUPPORTED:                                                            12.46%
--------------------------------------------------------------------------------
State General Obligations: 4.67%
   2,100,000  Illinois State, Series 1,                                2,115,267
              5.50%, 12/01/2003
   2,890,000  California State,                                        3,006,583
              6.10%, 09/01/2004
   2,500,000  California State,                                        2,715,550
              6.20%, 09/01/2005
   5,400,000  California State,                                        5,953,068
              5.00%, 02/01/2009
   1,675,000  California State,                                        1,838,346
              5.00%, 02/01/2010
   4,200,000  Puerto Rico Commonwealth,                                4,603,746
              Refunding Public Improvement,
              Series C,
              5.00%, 07/01/2018
   1,870,000  California State,                                        1,958,096
              5.25%, 09/01/2018
   2,045,000  California State,                                        2,110,624
              5.25%, 09/01/2020
  10,060,000  California State,                                       10,461,997
              5.25%, 10/01/2020
   3,965,000  California State,                                        3,950,092
              5.00%, 10/01/2023
                                                                  --------------
Total State General Obligations
(Cost $37,933,808)                                                    38,713,369
                                                                  --------------
Local General Obligations: 1.89%
   1,000,000  Mecklenburg County, North                                1,010,010
              Carolina, Public Improvement
              Series D, 4.00%, 02/01/2004
   1,000,000  Los Angeles Unified School                               1,126,210
              District, California, Series A,
              MBIA, 5.00%, 07/01/2011
   1,900,000  Los Angeles Unified School                               2,156,177
              District, California, Series A,
              MBIA, 5.25%, 07/01/2012
   1,145,000  Los Gatos-Saratoga Joint Union                           1,275,736
              High School District,
              California, Election of 1998,
              Series B, 5.75%, 12/01/2019
   1,440,000  Los Angeles Unified School                               1,551,442
              District, California, Series A,
              FSA, 5.25%, 07/01/2020
   2,210,000  Salinas Union High School                                2,384,700
              District, California, Series A,
              FGIC, 5.25%, 10/01/2020
   1,325,000  Los Gatos-Saratoga Joint Union                           1,471,929
              High School District,
              California, Election of 1998,
              Series B, 5.75%, 12/01/2020
   2,420,000  Salinas Union High School                                2,590,949
              District, California, Series A,
              FGIC, 5.25%, 10/01/2021
   2,000,000  San Diego Unified School                                 2,094,240
              District, California, Capital
              Appreciation, Election of 1998,
              Series D, FGIC,
              5.25%, 07/01/2025
                                                                  --------------
Total Local General Obligations
(Cost $15,313,085)                                                    15,661,393
                                                                  --------------
Tax Lease: 1.43%
   1,230,000  Los Angeles County, California,                          1,233,038
              Capital Asset Leasing Corp.,
              Lease Revenue, Series A,
              3.00%, 12/01/2003
   1,000,000  California State Public Works                            1,004,780
              Department of Corrections, Del
              Norte Board Lease Revenue,
              Series C, 4.70%, 12/01/2003
   3,360,000  Los Angeles County, California,                          3,389,871
              Capital Asset Leasing Corp.,
              Lease Revenue, Series A,
              3.00%, 06/01/2004
     310,000  Puerto Rico Urban Renewal &                                311,274
              Housing Corp.,
              7.875%, 10/01/2004
     860,000  Gilroy Unified School                                      885,000
              District, California,
              Certificates of Participation,
              5.85%, 07/01/2008


44   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,590,000  Taft Public Financing                               $    2,835,247
              Authority, California, Lease
              Revenue, Community
              Correctional Facility Project A,
              5.95%, 01/01/2011
   2,000,000  Sacramento Finance Authority,                            2,195,260
              California, Lease Revenue,
              Series B, 5.40%, 11/01/2020
                                                                  --------------
Total Tax Lease (Cost $11,191,924)                                    11,854,470
                                                                  --------------
Special Tax: 4.47%
   1,800,000  Westchester Community                                    1,800,144
              Development District No. 1,
              Florida, Bond Anticipation Notes,
              5.50%, 01/01/2004
   3,080,000  Orange County Local                                      3,113,572
              Transportation Authority,
              California, Sales Tax Revenue,
              Refunding, First Senior Measure
              M Series A, 4.00%, 02/15/2004
   1,150,000  New Jersey State                                         1,184,235
              Transportation Trust Fund
              Authority, Transportation
              Systems, Series A,
              5.25%, 06/15/2004
     365,000  Vacaville, California,                                     366,464
              Improvement Bond Act 1915,
              Refunding & Improvement
              Consolidated Reassessment,
              Series A, 3.40%, 09/02/2004
     200,000  Chula Vista, California,                                   202,528
              Community Facilities District
              Special Tax, No. 06-1 Eastlake
              Woods Area, Series A,
              2.90%, 09/01/2005
     645,000  Vacaville, California,                                     658,235
              Improvement Bond Act 1915,
              Refunding & Improvement
              Consolidated Reassessment,
              Series A, 3.95%, 09/02/2005
     515,000  Contra Costa County,                                       539,262
              California, Improvement Bond
              Act 1915, 5.45%, 09/02/2005
   1,760,000  South Tahoe, California, Joint                           1,767,075
              Powers Financing Authority
              Bond Anticipation Notes,
              Redevelopment Project 1-B,
              3.50%, 10/01/2005
     200,000  Etiwanda School District,                                  203,966
              California, Refunding Community
              Facilities District No. 3,
              3.90%, 08/01/2006
   4,270,000  Santa Clara County Financing                             4,659,808
              Authority, California, Special
              Obligation Measure B,
              Transportation Improvement
              Program, 5.00%, 08/01/2006
     500,000  Chula Vista, California,                                   505,370
              Community Facilities District
              Special Tax, No. 06-1 Eastlake
              Woods Area, Series A,
              3.60%, 09/01/2006
     665,000  Vacaville, California,                                     680,541
              Improvement Bond Act 1915,
              Refunding & Improvement
              Consolidated Reassessment,
              Series A, 4.25%, 09/02/2006
     275,000  Salinas Public Financing                                   284,716
              Authority, California, Revenue
              Refunding Assessment
              Districts, Refinancing
              Subordinated, Series B,
              4.75%, 09/02/2006
   1,665,000  North Las Vegas, Nevada,                                 1,673,308
              Special Improvement District
              No. 60 Aliante,
              3.90%, 12/01/2006
   1,815,000  Henderson, Nevada, Local                                 1,802,331
              Improvement Districts No.
              T-14, 3.75%, 03/01/2007
     350,000  Etiwanda School District,                                  358,936
              California, Refunding Community
              Facilities District No. 3,
              4.25%, 08/01/2007
   1,500,000  Fishhawk Community Development                           1,508,670
              District No. 2, Florida,
              Special Assessment Revenue,
              Series B, 5.00%, 11/01/2007
   1,000,000  Vizcaya Community Development                              999,550
              District, Florida, Special
              Assessment Series B,
              5.40%, 11/01/2007
   1,075,000  Pomona Public Financing                                  1,110,368
              Authority, California, Revenue,
              Southwest Pomona Redevelopment,
              Series L, 5.50%, 02/01/2008
   1,000,000  Villasol Community Development                           1,008,540
              District, Florida, Special
              Assessment Revenue, Series B,
              5.375%, 05/01/2008
     480,000  Etiwanda School District,                                  492,326
              California, Refunding Community
              Facilities District No. 3,
              4.50%, 08/01/2008
     565,000  Chula Vista, California,                                   570,972
              Community Facilities District
              Special Tax, No. 06-1 Eastlake
              Woods Area, Series A,
              4.25%, 09/01/2008
     375,000  Salinas Public Financing                                   386,914
              Authority, California Revenue,
              Refunding Assessment Districts,
              Refinancing Subordinated,
              Series B, 4.75%, 09/02/2008


                        Schedule of Investments -- Municipal Bond Portfolios  45

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,250,000  Seven Oaks Community                                $    2,265,120
              Development District No. 2,
              Florida, Special Assessment
              Revenue, Series B,
              5.30%, 11/01/2008
     495,000  Etiwanda School District,                                  504,821
              California, Refunding Community
              Facilities District No. 3,
              4.70%, 08/01/2009
     680,000  Chula Vista, California,                                   687,337
              Community Facilities District
              Special Tax, No. 06-1 Eastlake
              Woods Area, Series A,
              4.60%, 09/01/2009
     300,000  Salinas Public Financing                                   309,114
              Authority, California, Revenue,
              Refunding Assessment
              Districts, Refinancing
              Subordinated, Series B,
              5.00%, 09/02/2009
   1,500,000  Gateway Services Community                               1,501,080
              Development District, Florida,
              Special Assessment, Sun City
              Center, Fort Meyers Project,
              Series B, 5.50%, 05/01/2010
     470,000  Etiwanda School District,                                  478,888
              California, Refunding Community
              Facilities District No. 3,
              4.80%, 08/01/2010
     310,000  Salinas Public Financing                                   319,709
              Authority, California, Revenue,
              Refunding Assessment
              Districts, Refinancing
              Subordinated, Series B,
              5.25%, 09/02/2011
   2,235,000  Venetian Community Development                           2,287,590
              District, Florida, Capital
              Improvement Revenue, Series B,
              5.95%, 05/01/2012
   1,600,000  Fiddlers Creek Community                                 1,599,920
              Development District No. 2,
              Florida Special Assessment
              Revenue, Series B,
              5.75%, 05/01/2013
   1,175,000  Beacon Tradeport Community                               1,210,085
              Development District, Florida,
              Industrial Project, Series B,
              7.125%, 05/01/2022
                                                                  --------------
Total Special Tax (Cost $36,672,881)                                  37,041,495
                                                                  --------------
Total Tax Supported (Cost $101,111,698)                              103,270,727
                                                                  --------------
================================================================================
REVENUE:                                                                  20.52%
--------------------------------------------------------------------------------
Airport Revenue: 0.07%
$    500,000  Denver City & County, Colorado,                     $      612,370
              Airport Revenue, Series D, AMT,
              7.75%, 11/15/2013
                                                                  --------------
Total Airport Revenue (Cost $489,739)                                    612,370
                                                                  --------------
Electric Revenue: 9.23%
  17,400,000  Los Angeles, California,                                19,093,368
              Department of Water & Power
              Revenue, Power Systems, Series
              A, Subseries A-1,
              4.50%, 07/01/2007
  19,000,000  California State Department of                          21,516,360
              Water Resources, Power Supply
              Revenue, Series A,
              5.50%, 05/01/2009
  13,425,000  Los Angeles, California,                                15,171,727
              Department of Water & Power
              Revenue, Power Systems, Series
              A, Subseries A-1,
              5.00%, 07/01/2009
  14,915,000  California State Department of                          16,904,363
              Water Resources, Power Supply
              Revenue, Series A,
              5.25%, 05/01/2010
   3,580,000  North Carolina Eastern                                   3,808,332
              Municipal Power Agency, Power
              Systems Revenue, Refunding,
              Series C, 5.30%, 01/01/2015
                                                                  --------------
Total Electric Revenue (Cost $74,177,847)                             76,494,150
                                                                  --------------
Health Care Revenue: 0.83%
   1,185,000  Association of Bay Area                                  1,224,757
              Governments Finance Authority
              for Nonprofit Corp.,
              California, Revenue, San Diego
              Hospital Associates, Series A,
              6.00%, 08/15/2004
   2,025,000  California Statewide                                     2,095,085
              Communities Development
              Authority Revenue, Kaiser
              Permanente, Series C,
              3.70%, 11/01/2029
   3,420,000  California Statewide                                     3,571,882
              Communities Development
              Authority Revenue, Kaiser
              Permanente, Series C,
              3.85%, 08/01/2031
                                                                  --------------
Total Health Care Revenue (Cost $6,640,982)                            6,891,724
                                                                  --------------


46   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
Higher Education Revenue: 1.21%
$  2,105,000  California Educational                              $    2,295,250
              Facilities Authority Revenue,
              University of the Pacific,
              5.50%, 11/01/2018
   7,575,000  CSUCI Financing Authority                                7,699,457
              Revenue, California, Rental
              Housing, 3.375%, 08/01/2031
                                                                  --------------
Total Higher Education Revenue
(Cost $9,754,313)                                                      9,994,707
                                                                  --------------
Tobacco Revenue: 1.74%
      65,000  Children's Trust Fund, Puerto                               73,549
              Rico, Tobacco Settlement
              Revenue, 5.75%, 07/01/2020
   1,840,000  Tobacco Securitization                                   1,836,706
              Authority of Northern
              California, Tobacco Settlement
              Asset-Backed Bonds, Series B,
              Sacramento County Tobacco
              Securitization Corp.,
              4.375%, 06/01/2021
   3,060,000  California Counties, Tobacco                             2,902,961
              Securitization Agency, Fresno
              County Tobacco Funding Corp.,
              5.625%, 06/01/2023
   7,660,000  Tobacco Securitization                                   7,157,964
              Authority of Southern
              California, Tobacco Settlement
              Asset-Backed Bonds, Series A,
              San Diego County Tobacco
              Securitization Corp.,
              5.25%, 06/01/2027
   2,720,000  Badger Tobacco Asset                                     2,460,920
              Securitization Corp.,
              Wisconsin, Tobacco Settlement
              Asset-Backed Bonds,
              6.125%, 06/01/2027
                                                                  --------------
Total Tobacco Revenue (Cost $15,097,115)                              14,432,100
                                                                  --------------
Water/Sewer Revenue: 1.85%
   2,420,000  Los Angeles County Sanitation                            2,468,400
              District Financing Authority,
              California, Series A,
              5.25%, 10/01/2008
   2,460,000  San Francisco City & County                              2,625,952
              Public Utilities Commission,
              California, Waterworks Revenue,
              Series A,
              5.00%, 11/01/2012
   2,285,000  California State Department of                           2,409,167
              Water Resources, Water System
              Revenue, Series O,
              5.00%, 12/01/2015
   5,000,000  Sacramento County Sanitation                             5,426,950
              District Financing Authority,
              California, Revenue, Series A,
              5.60%, 12/01/2016
   2,045,000  Metropolitan Water District of                           2,376,903
              Southern California,
              Waterworks Revenue, Series A,
              5.75%, 07/01/2021
                                                                  --------------
Total Water/Sewer Revenue
(Cost $14,142,156)                                                    15,307,372
                                                                  --------------
Miscellaneous Revenue: 3.00%
   1,850,000  Ohio State Revenue, Major New                            1,901,597
              State Infrastructure-1,
              5.00%, 06/15/2004
   6,485,000  Los Angeles, California, Harbor                          7,182,981
              Department Revenue, Series B,
              AMT, 5.75%, 08/01/2009
   8,975,000  Los Angeles County Public                               10,109,350
              Works Financing Authority,
              California, Refunding Flood
              Control District, Series A,
              5.00%, 03/01/2010
   2,170,000  Los Angeles County                                       2,450,082
              Metropolitan Transportation
              Authority, California, Sales
              Tax Revenue, Refunding
              Proposition C, Second Senior
              Series A, MBIA,
              5.00%, 07/01/2010
   1,190,000  Broad Street Community                                   1,189,833
              Development Authority,
              Virginia, Revenue,
              7.125%, 06/01/2015
   2,000,000  Oakland Joint Powers Financing                           2,031,720
              Authority, California, Revenue,
              California Fruitvale Transit
              Village, Series A,
              3.125%, 07/01/2033
                                                                  --------------
Total Miscellaneous Revenue
(Cost $23,910,664)                                                    24,865,563
                                                                  --------------
Industrial Development/Pollution Control
Revenue: 2.59%
   3,245,000  Louisa Industrial Development                            3,440,317
              Authority, Virginia, Pollution
              Control Revenue, Virginia
              Electric & Power Co.,
              5.25%, 12/01/2008
   2,750,000  California Statewide                                     2,776,263
              Communities Development
              Authority, Solid Waste
              Revenue, 4.95%, 04/01/2011


                        Schedule of Investments -- Municipal Bond Portfolios  47

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
   2,500,000  California Statewide                                $    2,512,650
              Communities Development
              Authority, Solid Waste
              Facilities Revenue, Series A,
              AMT, 4.95%, 12/01/2012
   3,050,000  Pope County, Arkansas, Revenue,                          3,116,764
              Refunding Entergy Arkansas,
              Inc., Project, 5.05%, 09/01/2028
   3,595,000  Matagorda County Navigation                              3,596,438
              District No. 1, Texas,
              Pollution Control Revenue,
              Refunding Central Power &
              Light Co., Series A,
              3.75%, 05/01/2030
   1,000,000  Maricopa County Industrial                               1,020,470
              Development Authority, Arizona,
              Solid Waste Disposal Revenue,
              Waste Management, Inc.,
              Project, 4.80%, 12/01/2031
   5,000,000  Brazos River Authority, Texas,                           5,004,700
              Pollution Control Revenue,
              Refunding TXU Electric Co.
              Project, Series D,
              4.25%, 05/01/2033
                                                                  --------------
Total Industrial Development/Pollution
Control Revenue (Cost $21,177,281)                                    21,467,602
                                                                  --------------
Total Revenue (Cost $165,390,097)                                    170,065,588
                                                                  --------------
================================================================================
ASSET-BACKED SECURITIES:                                                   2.79%
--------------------------------------------------------------------------------
Housing: 2.79%
   1,050,000  San Jose, California,                                    1,054,872
              Multifamily Housing Revenue,
              El Parador Apartments Project,
              Series C, AMT,
              4.90%, 01/01/2016
   3,325,000  Munimae Trust, Series 2001-1,                            3,446,662
              Class A, 4.35%, 10/26/2016
   3,875,000  Munimae Trust, Series 2001-2,                            4,016,786
              Class A, 4.35%, 10/26/2016
   1,165,000  California Rural Home Mortgage                           1,242,134
              Finance Authority,
              Single-Family Mortgage
              Revenue, Mortgage-Backed
              Securities Program, Series A,
              GNMA/FNMA,
              6.55%, 06/01/2030
  13,235,000  California Statewide                                    13,341,939
              Communities Development
              Authority, Fountains Seacliff
              Apartments, 2.10%, 10/15/2035
                                                                  --------------
Total Housing (Cost $22,726,989)                                      23,102,393
                                                                  --------------
Total Asset-Backed Securities
(Cost $22,726,989)                                                    23,102,393
                                                                  --------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $787,199,713)                     98.56%    $816,955,080
(Note D, below)
Cash and Other Assets, Less Liabilities                    1.44       11,960,850
                                                         -------    ------------
                                                         100.00%    $828,915,930
                                                         =======    ============

================================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                           Contract                  Unrealized
Contracts    Description                    Amount                  Depreciation
--------------------------------------------------------------------------------
135          Interest Rate              $14,328,985                 $  (824,765)
             Swap 10 Yr. Future
             December 2003
                                                                    -----------
Total Short Futures Contract                                        $  (824,765)
                                                                    -----------

--------------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.
(B)   When-issued security.
(C) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(D) At September 30, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $30,929,615 and gross unrealized depreciation of investments was $1,174,248, resulting in net unrealized appreciation of $29,755,367.

      Explanation of abbreviations:

      ACA--American Capital Access
      AMBAC--American Municipal Bond Assurance Corporation
      AMT--Subject to Alternative Minimum Tax
      FGIC--Financial Guaranty Insurance Company
      FNMA--Federal National Mortgage Association
      FSA--Financial Security Assurance, Inc.
      GNMA--Government National Mortgage Association
      MBIA--Municipal Bond Investors Assurance Corporation

See Notes to Financial Statements.


48   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                          New York Municipal Portfolio
                               September 30, 2003
--------------------------------------------------------------------------------
Principal Amount        Description                                Market Value*
================================================================================
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:                                     1.04%
--------------------------------------------------------------------------------
$  2,000,000  New York City, New York, Series                     $    2,000,000
              1994, Subseries E5,
              1.20%, 08/01/2016
     500,000  New York City, New York, Series                            500,000
              1994, Subseries E4,
              1.19%, 08/01/2021
   1,700,000  New York City Transitional                               1,700,000
              Finance Authority, New York
              City Recovery, Series
              3-Subseries 3E,
              1.20%, 11/01/2022
   3,950,000  New York City Transitional                               3,950,000
              Finance Authority, New York
              Recovery, Series 1-Subseries 1D,
              1.20%, 11/01/2022
   2,100,000  New York City Housing                                    2,100,000
              Development Corp., Residential
              Revenue, East 17th St., Series
              1993 A, 1.19%, 01/01/2023
   2,000,000  Port Authority of New York &                             2,000,000
              New Jersey, Special Obligation
              Revenue, Series 5,
              1.20%, 08/01/2024
     300,000  Long Island Power Authority,                               300,000
              New York, Electric System
              Revenue, Series 2, Subseries 2B,
              1.20%, 05/01/2033
                                                                  --------------
Total Tax-Exempt Variable-Rate Demand Notes
(Cost $12,550,000)                                                    12,550,000
                                                                  --------------
================================================================================
PREREFUNDED/ESCROWED:                                                     12.26%
--------------------------------------------------------------------------------
   1,095,000  Clifton Park Water Authority,                            1,116,900
              New York, FGIC,
              5.00%, 10/01/2014,
              Prerefunded 10/01/2003 @ 102
   7,025,000  New York City Transitional                               7,118,924
              Finance Authority, Future Tax
              Secured, Series C,
              5.00%, 02/01/2004,
              Escrowed to Maturity
     125,000  New York State Medical Care                                129,875
              Facilities Finance Agency,
              Hospital & Nursing Home
              Insured Mortgage, FHA,
              6.125%, 02/15/2014,
              Prerefunded 02/15/2004 @ 102
   1,740,000  New York State Local                                     1,804,310
              Government Assistance Corp.,
              Series D, 5.375%, 04/01/2014,
              Prerefunded 04/01/2004 @ 101.50,
              (Note A, p. 63)
   3,000,000  New York City Municipal Water                            3,085,590
              Finance Authority, Water &
              Sewer System Revenue, Series B,
              5.00%, 06/15/2004,
              Escrowed to Maturity
     885,000  New York State Environmental                               932,463
              Facilities Corp., Pollution
              Control Revenue, State
              Revolving Fund, New York City
              Municipal Water Finance
              Authority, Prerefunded Series 94-A,
              5.75%, 06/15/2007,
              Prerefunded 6/15/2004 @ 102
     100,000  New York State Environmental                               105,363
              Facilities Corp., Pollution
              Control Revenue, State Water
              Revolving Fund,
              5.75%, 06/15/2007,
              Prerefunded 06/15/2004 @ 102
   1,140,000  New York State Environmental                             1,203,008
              Facilities Corp., Pollution
              Control Revenue, State Water
              Revolving Fund, Series E,
              6.70%, 06/15/2010,
              Prerefunded 06/15/2004 @ 101.50
   1,050,000  New York State Medical Care                              1,118,303
              Facilities Finance Authority,
              Mental Health Services, MBIA,
              6.15%, 02/15/2015,
              Prerefunded 08/15/2004 @ 102
   2,935,000  New York State Medical Care                              3,070,215
              Facilities Finance Agency,
              Hospital & Nursing Home
              Insured Mortgage, Series C,
              6.25%, 08/15/2012,
              Prerefunded 08/15/2004
   2,800,000  New York State Thruway                                   3,021,172
              Authority, General Revenue,
              Series C, 5.75%, 01/01/2009,
              Prerefunded 01/01/2005 @ 102
   1,050,000  New York State Medical Care                              1,120,035
              Facilities Finance Authority,
              Hospital & Nursing Home
              Insured Mortgage, FHA,
              5.875%, 02/15/2005,
              Escrowed to Maturity
   1,000,000  New York State Thruway                                   1,083,380
              Authority, Highway & Bridge
              Trust Fund, Series A, MBIA,
              5.25%, 04/01/2009,
              Prerefunded 4/01/2005 @ 102


                        Schedule of Investments -- Municipal Bond Portfolios  49

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,925,000  New York State Local                                $    2,104,025
              Government Assistance Corp.,
              Series A, 5.90%, 04/01/2012,
              Prerefunded 04/01/2005 @ 102
   3,800,000  New York State Environmental                             4,128,206
              Facilities Corp., Pollution
              Control Revenue, State
              Revolving Fund, New York City
              Municipal Water Finance
              Authority, Series 95-B,
              5.50%, 06/15/2010,
              Prerefunded 06/15/2005 @ 101
   1,175,000  New York City Municipal Water                            1,281,431
              Finance Authority, New York,
              Series A, MBIA,
              5.75%, 06/15/2009,
              Prerefunded 6/15/2005 @ 101
   1,560,000  MTA, New York, Transit                                   1,674,410
              Facilities Revenue, Series M,
              AMBAC, 5.20%, 07/01/2005
              Escrowed to Maturity
   1,165,000  MTA, New York, Transit                                   1,252,457
              Facilities Service Contract,
              5.30%, 07/01/2005,
              Escrowed to Maturity
   1,480,000  New York City, New York, Series B,                       1,640,669
              6.30%, 08/15/2008,
              Prerefunded 08/15/2005 @ 101
              (Note B, p. 63)
     725,000  Triborough Bridge & Tunnel                                 798,109
              Authority, New York, Toll
              Revenue, Series Y,
              5.80%, 01/01/2006,
              Escrowed to Maturity
   2,135,000  New York State Environmental                             2,386,546
              Facilities Corp., Pollution
              Control Revenue, Prerefunded
              State Water Revolving Fund,
              Series A, 4.95%, 06/15/2010,
              Prerefunded 06/15/2006 @ 102
     790,000  New York State Environmental                               888,308
              Facilities Corp., Pollution
              Control Revenue, Prerefunded
              State Water Revolving Fund,
              Series A, 5.20%, 12/15/2015,
              Prerefunded 06/15/2006 @ 102
   1,645,000  MTA, New York, Transit                                   1,829,520
              Facilities Service Contract,
              5.40%, 07/01/2006,
              Escrowed to Maturity
   2,495,000  New York State Dormitory                                 2,846,620
              Authority, Revenue,
              Prerefunded City University,
              5.75%, 07/01/2007,
              Prerefunded 07/01/2006 @ 102
   1,640,000  MTA, New York, Transportation                            1,863,663
              Facilities Revenue, Series K,
              MBIA-IBC,
              6.30%, 07/01/2006,
              Escrowed to Maturity
   1,000,000  MTA, New York, Commuter                                  1,156,510
              Facilities, Series A, MBIA,
              6.00%, 07/01/2007,
              Escrowed to Maturity
   1,885,000  New York State Environmental                             2,176,628
              Facilities Corp., Pollution
              Control Revenue, State
              Revolving Fund, New York City
              Municipal Water Finance
              Authority, Series 97-D,
              6.00%, 06/15/2007,
              Escrowed to Maturity
   1,250,000  MTA, New York, Transit                                   1,420,775
              Facilities Service Contract,
              5.45%, 07/01/2007,
              Escrowed to Maturity
   1,100,000  New York State Dormitory                                 1,257,938
              Authority, City University
              Systems Consolidated, Series 1,
              MBIA, 5.125%, 07/01/2027,
              Prerefunded 01/01/2008 @ 102
   2,220,000  New York State Power                                     2,533,531
              Authority, Revenue, Series W,
              6.50%, 01/01/2008,
              Escrowed to Maturity
     315,000  New York City Transitional                                 358,568
              Finance Authority, Prerefunded
              Future Tax Secured, Series C,
              5.00%, 05/01/2026,
              Prerefunded 05/01/2008 @ 101
   4,000,000  MTA, New York, Commuter                                  4,537,400
              Facilities, Series E, AMBAC,
              5.625%, 07/01/2008,
              Escrowed to Maturity
   1,910,000  MTA, New York, Transit                                   2,229,772
              Facilities Service Contract,
              Series O, AMBAC,
              5.75%, 07/01/2008,
              Escrowed to Maturity
     185,000  New York State Environmental                               214,857
              Facilities Corp., Clean Water
              & Drinking Prerefunded
              Revolving Funds, Series D,
              5.15%, 10/15/2019,
              Prerefunded 10/15/2008 @ 102
   2,330,000  New York State Urban                                     2,678,358
              Development Corp.,
              Correctional Facilities, Series B,
              AMBAC, 5.25%, 01/01/2016,
              Prerefunded 01/01/2009 @ 101


50   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,800,000  Onondaga County, New York,                          $    2,106,072
              Economically Defeased,
              5.70%, 04/01/2009,
              Escrowed to Maturity
   1,485,000  New York City Municipal Water                            1,769,897
              Finance Authority, New York,
              Series A, 6.00%, 06/15/2009,
              Escrowed to Maturity
   1,495,000  MTA, New York, Commuter                                  1,791,877
              Facilities, Series A, MBIA,
              6.10%, 07/01/2009,
              Escrowed to Maturity
   2,400,000  MTA, New York, Transit                                   2,801,640
              Facilities, Series K, MBIA,
              6.30%, 07/01/2007,
              Escrowed to Maturity
     440,000  New York State Environmental                               526,447
              Facilities, Corp., State
              Prerefunded Revolving Funds,
              Series B, 5.875%, 07/15/2020,
              Prerefunded 07/15/2009 @ 101
   1,830,000  Onondaga County, New York,                               2,156,728
              5.70%, 04/01/2011,
              Escrowed to Maturity
   1,490,000  New York State Environmental                             1,767,527
              Facilities Corp., Pollution
              Control Revenue, State
              Revolving Fund, New York City
              Municipal Water Finance Authority,
              5.75%, 06/15/2011,
              Escrowed to Maturity
   4,770,000  New York State Environmental                             5,658,460
              Facilities Corp., State Water
              Revolving Fund, New York City
              Municipal Water Refunding,
              5.75%, 06/15/2011,
              Escrowed to Maturity
   1,000,000  MTA, New York, Transit                                   1,127,170
              Facilities Revenue, Series B-1,
              AMBAC, 5.00%, 07/01/2018,
              Prerefunded 01/01/2012 @ 100
  14,460,000  Triborough Bridge & Tunnel                              16,478,038
              Authority, New York, Toll
              Revenue, General Purpose
              Senior Series, 5.50%, 01/01/2012,
              Escrowed to Maturity
   2,740,000  Massachusetts State                                      3,172,975
              Consolidated Loan, Series B,
              5.50%, 03/01/2018,
              Prerefunded 03/01/2012 @ 100
   4,670,000  Niagara Falls Bridge                                     5,740,411
              Commission, New York,
              6.30%, 10/01/2012,
              Escrowed to Maturity
   7,860,000  MTA, New York, Dedicated Tax                             9,036,642
              Fund, Series A, FSA,
              5.25%, 04/01/2015,
              Prerefunded 10/01/2014 @ 100
   1,000,000  New York State Dormitory Authority,                      1,108,630
              North General Hospital, Secured
              Hospital Program, Series G,
              MBIA, 5.20%, 02/15/2016,
              Escrowed to Maturity
   9,370,000  Triborough Bridge & Tunnel                              10,886,722
              Authority, New York, Toll
              Revenue, Series Y,
              5.50%, 01/01/2017,
              Escrowed to Maturity
   2,545,000  New York City Transitional                               2,968,310
              Finance Authority, Future Tax
              Secured, Series B,
              5.50%, 02/01/2017,
              Escrowed to Maturity
   1,600,000  New York City, New York, Series B,                       1,616,400
              AMBAC, 8.25%, 06/01/2017,
              Escrowed to Maturity
   1,060,000  MTA, New York, Transit                                   1,218,428
              Facilities, Series C-1,
              5.25%, 07/01/2017,
              Escrowed to Maturity
   8,165,000  Triborough Bridge & Tunnel                               8,830,692
              Authority, New York, Special
              Obligation Series A, MBIA,
              5.125%, 01/01/2018,
              Escrowed to Maturity
   1,260,000  MTA, New York, Commuter                                  1,325,999
              Facilities, Series B, AMBAC,
              5.00%, 07/01/2020,
              Escrowed to Maturity
                                                                  --------------
Total Prerefunded/Escrowed
(Cost $135,803,517)                                                  148,256,904
                                                                  --------------
================================================================================
INSURED:                                                                  42.35%
--------------------------------------------------------------------------------
   3,000,000  Brookhaven, New York, Public                             3,008,940
              Improvement, FGIC,
              4.75%, 11/01/2003
   1,000,000  New York State Thruway                                   1,026,180
              Authority, Highway & Bridge
              Trust Fund, Series A, AMBAC,
              6.25%, 04/01/2004
   1,000,000  Port Authority of New York &                             1,033,220
              New Jersey, Consolidated 122nd
              Series, FSA, 5.25%, 07/15/2004
   3,140,000  New York City, New York, Series E,                       3,270,373
              FGIC, 6.00%, 08/01/2004
   5,000,000  New York State Urban                                     5,254,300
              Development Corp.,
              Correctional Facilities, Series A,
              AMBAC, 5.30%, 01/01/2005


                        Schedule of Investments -- Municipal Bond Portfolios  51

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,080,000  Suffolk County Industrial                           $    2,125,302
              Development Agency, New York,
              Southwest Sewer System
              Revenue, FGIC,
              4.80%, 02/01/2005
   2,240,000  New York State Thruway                                   2,371,891
              Authority, Highway & Bridge
              Trust Fund, Series B, AMBAC,
              5.00%, 04/01/2005
   1,000,000  Nassau County, New York, Series A,                       1,082,410
              FGIC, 6.50%, 05/01/2005
   1,890,000  Elmira City School District,                             1,959,533
              New York, FGIC,
              3.25%, 06/15/2005
   1,000,000  New York State Environmental                             1,076,180
              Facilities Corp., Pollution
              Control Revenue, Refunding
              State Water Revolving Fund,
              Series E, MBIA,
              5.50%, 06/15/2005
   7,445,000  New York State Dormitory                                 7,988,038
              Authority, City University
              Revenue, Series A, AMBAC,
              5.25%, 07/01/2005
   1,000,000  New York State Dormitory                                 1,090,180
              Authority, City University
              Revenue, Series C, AMBAC,
              6.25%, 07/01/2005
   8,955,000  Port Authority of New York &                             9,577,999
              New Jersey, Consolidated 122nd
              Series, FSA, 5.25%, 07/15/2005
   2,760,000  Port Authority of New York &                             2,983,726
              New Jersey, Special Obligation
              Revenue, MBIA,
              6.00%, 12/01/2005
   4,000,000  Suffolk County Industrial                                4,089,240
              Development Agency, New York,
              Southwest Sewer System
              Revenue, FGIC,
              4.90%, 02/01/2006
   4,970,000  New York State Dormitory                                 5,404,279
              Authority, Brookdale Hospital
              Revenue, Refunding, Series J,
              FSA, 5.125%, 02/15/2006
   1,200,000  Suffolk County, New York,                                1,278,660
              Public Improvement, Series A,
              MBIA, 4.00%, 04/01/2006
  15,795,000  New York State Thruway                                  17,241,190
              Authority, Highway & Bridge
              Trust Fund, Series B, AMBAC,
              5.00%, 04/01/2006
   1,710,000  Suffolk County, New York,                                1,825,750
              Public Improvement, Series A,
              MBIA, 4.00%, 05/01/2006
   1,000,000  Attica Central School                                    1,047,710
              District, New York, Refunding,
              FGIC, 3.125%, 06/15/2006
   1,350,000  Suffolk County, New York,                                1,463,049
              Public Improvement, Series C,
              MBIA, 4.50%, 07/15/2006
   3,615,000  New York State Project Finance                           3,693,409
              Agency, HUD Section 236-Series A,
              FSA, 4.95%, 11/01/2006
   3,550,000  Port Authority of New York &                             3,944,689
              New Jersey, Special Obligation
              Revenue, MBIA,
              6.00%, 12/01/2006
   2,025,000  New York State Urban                                     2,230,295
              Development Corp.,
              Correctional Facilities, Series A,
              AMBAC, 5.00%, 01/01/2007
   2,000,000  Suffolk County, New York,                                2,276,340
              Southwest Sewer District,
              MBIA, 6.00%, 02/01/2007
   1,965,000  Longwood Central School                                  2,147,902
              District, New York, FGIC,
              4.50%, 03/15/2007
  13,420,000  Long Island Power Authority,                            14,882,511
              New York Electric System
              Revenue General, MBIA,
              5.00%, 04/01/2007
   3,500,000  New York State Thruway                                   3,881,430
              Authority, Highway & Bridge
              Trust Fund, Series B, AMBAC,
              5.00%, 04/01/2007
  10,000,000  New York State Thruway                                  11,258,500
              Authority, Highway & Bridge
              Trust Fund, Series C, FGIC,
              5.50%, 04/01/2007
   4,160,000  New York State Local                                     4,747,642
              Government Assistance Corp.,
              Refunding, Series A, AMBAC,
              6.00%, 04/01/2007
   2,090,000  Central Square Central School                            2,235,088
              District, New York, Refunding,
              FGIC, 3.75%, 05/15/2007
   2,000,000  New York State Dormitory                                 2,251,480
              Authority, State University,
              Series B, FGIC,
              5.375%, 05/15/2007
   5,000,000  New York City, New York, Series M,                       5,954,250
              AMBAC, 7.50%, 06/01/2007
   1,350,000  Jordan-Elbridge Central School                           1,457,838
              District, New York, Refunding,
              FGIC, 4.00%, 06/15/2007
   4,000,000  Westchester County Industrial                            4,164,080
              Development Agency, New York,
              Resource Recovery Revenue,
              Series A, AMBAC,
              5.60%, 07/01/2007
   2,305,000  Suffolk County, New York,                                2,568,162
              Public Improvement, Series C,
              MBIA, 5.00%, 07/15/2007


52   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  3,765,000  MTA, New York, Transportation                       $    4,303,997
              Revenue, Refunding, Series E,
              MBIA, 5.50%, 11/15/2007
   1,560,000  New York City Transportation                             1,770,850
              Authority, Certificates of
              Participation, Series A, AMBAC,
              5.50%, 01/01/2008
   1,265,000  New York State Urban                                     1,435,977
              Development Corp.,
              Correctional Facilities, Series A,
              AMBAC, 5.50%, 01/01/2008
   1,345,000  Babylon, New York, Series A,                             1,729,038
              AMBAC, 9.20%, 01/15/2008
   1,750,000  New York State Dormitory                                 1,773,783
              Authority, Sound Shore Medical
              Center, Insured Mortgage, FHA,
              MBIA, 4.35%, 02/01/2008
   1,000,000  New York State Dormitory                                 1,118,910
              Authority, Brookdale Hospital
              Revenue, Refunding, Series J,
              AMBAC, 5.125%, 02/15/2008
   2,060,000  Longwood Central School                                  2,270,820
              District, New York, FGIC,
              4.50%, 03/15/2008
   2,750,000  New York State Thruway                                   3,113,357
              Authority, Highway & Bridge
              Trust Fund, Series A, FSA,
              5.25%, 04/01/2008
   2,030,000  New York State Thruway                                   2,298,224
              Authority, Local Highway &
              Bridge Service Contract
              Revenue, Series A-2, MBIA,
              5.25%, 04/01/2008
  10,100,000  New York State Local                                    11,743,270
              Government Assistance Corp.,
              Refunding, Series A, AMBAC,
              6.00%, 04/01/2008
   1,000,000  Suffolk County Waterworks                                1,130,140
              Authority, New York, MBIA,
              5.10%, 06/01/2008
   4,575,000  New York State, Series B,                                4,974,397
              AMBAC, 5.625%, 08/15/2008
  11,570,000  Port Authority of New York &                            13,118,644
              New Jersey, Consolidated 126th
              Series, FGIC, 5.25%, 11/15/2008
   2,090,000  Port Authority of New York &                             2,385,610
              New Jersey, Special Obligation
              Revenue, MBIA,
              6.25%, 12/01/2008
   7,940,000  MTA, New York, Service Contract,                         8,909,712
              Series B, FGIC,
              5.00%, 01/01/2009
   1,900,000  New York State Dormitory                                 2,123,668
              Authority, Lease Revenue,
              Municipal Health Facilities
              Improvement Program, Series 1,
              FSA, 5.00%, 01/15/2009
   2,690,000  New York State, Series A, FSA,                           2,888,684
              4.00%, 03/15/2009
   1,250,000  New York State Dormitory                                 1,408,275
              Authority, State Personal
              Income Revenue, Tax Education,
              Series A, FGIC,
              5.00%, 03/15/2009
   2,510,000  New York State Thruway                                   2,827,816
              Authority, State Personal
              Income Tax Revenue, Series A,
              FSA, 5.00%, 03/15/2009
   9,280,000  New York State Thruway                                  10,464,128
              Authority, Highway & Bridge
              Trust Fund, Series B, AMBAC,
              5.00%, 04/01/2009
   4,550,000  Long Island Power Authority,                             5,188,638
              New York, Electric System
              Revenue, Series 8, Subseries
              8B-RMK, AMBAC,
              5.25%, 04/01/2009
   1,000,000  New York State Thruway                                   1,140,360
              Authority, Highway & Bridge
              Trust Fund, Series A, AMBAC,
              5.25%, 04/01/2009
   2,345,000  Erie County, Industrial                                  2,648,420
              Development Agency, New York
              School Facility Revenue,
              School District of the City,
              FSA, 5.00%, 05/01/2009
   4,055,000  New York State Dormitory                                 4,688,675
              Authority, State University
              Revenue, Series A, FGIC,
              5.50%, 05/15/2009
   1,065,000  New York State Dormitory                                 1,231,427
              Authority, State University
              Revenue, Educational
              Facilities, Series A, MBIA,
              5.50%, 05/15/2009
   1,005,000  New York State Dormitory                                 1,138,635
              Authority, Jewish Board of
              Family & Children, AMBAC,
              5.00%, 07/01/2009
              (Note C, p. 63)
   8,035,000  New York State Dormitory                                 9,210,199
              Authority, City University
              System Revenue, Consolidated
              4th General Series A, MBIA,
              5.25%, 07/01/2009
   3,630,000  New York State Dormitory                                 4,206,081
              Authority, City University
              Revenue, Series A, AMBAC,
              5.75%, 07/01/2009
   2,000,000  New York State Dormitory                                 2,317,400
              Authority, City University
              Revenue, Series A, FSA,
              5.75%, 07/01/2009


                        Schedule of Investments -- Municipal Bond Portfolios  53

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,550,000  Babylon, New York, Waste Facilities,                $    2,079,155
              FGIC, 9.00%, 08/01/2009
   2,000,000  MTA, New York, Dedicated Tax                             2,269,780
              Fund, Series A, FSA,
              5.00%, 11/15/2009
   6,270,000  Port Authority of New York &                             7,188,806
              New Jersey, Consolidated 126th
              Series, FGIC,
              5.50%, 11/15/2009
   1,090,000  Nassau County, New York, Series G,                       1,240,747
              MBIA, 5.40%, 01/15/2010
   1,285,000  New York City Transitional                               1,443,094
              Finance Authority, New York,
              Future Tax Secured, Series E,
              MBIA-IBC, 5.00%, 02/01/2010
   9,375,000  New York City Health &                                  10,477,031
              Hospital Corp., Health System
              Revenue Refunding, Series A,
              AMBAC, 5.00%, 02/15/2010
   9,160,000  New York State, Series A, FSA,                           9,737,630
              4.00%, 03/15/2010
   3,150,000  New York State Dormitory                                 3,590,527
              Authority, State Personal
              Income Tax Revenue, Education,
              Series A, FGIC,
              5.25%, 03/15/2010
   3,190,000  Long Island Power Authority,                             3,592,004
              New York, AMBAC,
              5.00%, 04/01/2010
   1,000,000  New York State Thruway                                   1,131,910
              Authority, Local Highway &
              Bridge Service Contract, MBIA,
              5.10%, 04/01/2010
   2,220,000  Erie County, Industrial                                  2,495,902
              Development Agency, New York,
              School Facility Revenue,
              School District of the City,
              FSA, 5.00%, 05/01/2010
   1,000,000  New York State Dormitory                                 1,127,110
              Authority, New York University
              Revenue, Series A, MBIA,
              5.00%, 07/01/2010
   6,680,000  MTA, New York Service Contract,                          7,732,234
              Series B, FGIC,
              5.50%, 07/01/2010
   1,120,000  Nassau County, New York,                                 1,288,291
              Combined Sewer Districts,
              Series A, AMBAC,
              5.50%, 07/01/2010
  10,000,000  MTA, New York Transportation                            11,300,100
              Revenue, Refunding, Series E,
              MBIA, 5.00%, 11/15/2010
   2,340,000  Triborough Bridge & Tunnel                               2,652,249
              Authority, New York, Revenues,
              Refunding, General Series B,
              MBIA-IBC, 5.00%, 11/15/2010
  12,530,000  Port Authority of New York &                            14,342,214
              New Jersey, Consolidated 126th
              Series, FGIC,
              5.50%, 11/15/2010
   2,310,000  New York State Urban                                     2,609,145
              Development Corp.,
              Correctional Refunding, Series A,
              XLCA, 5.25%, 01/01/2011
   9,130,000  New York State Local                                    10,185,154
              Government Assistance Corp.,
              Refunding, Subordinated Lien
              Series A-1, FSA,
              5.00%, 04/01/2011
   3,000,000  New York State Thruway                                   3,350,940
              Authority, Highway & Bridge
              Trust Fund, Series B, FSA,
              5.00%, 04/01/2011
   4,085,000  Long Island Power Authority,                             4,495,869
              New York, Electric System
              Revenue, MBIA,
              5.125%, 04/01/2011
     250,000  New York State Thruway                                     383,510
              Authority, Highway & Bridge
              Trust Fund, Rols Railroad II
              R198, MBIA,
              17.29%, 04/01/2011
              (Note D, p. 63)
   1,085,000  New York State Dormitory                                 1,205,142
              Authority, New York, Medical
              College, MBIA,
              5.25%, 07/01/2011
   1,000,000  Nassau County, New York,                                 1,179,390
              Series A, AMBAC,
              6.00%, 07/01/2011
   1,000,000  New York State Dormitory                                 1,150,720
              Authority, Mental Health
              Services Facilities, Series D,
              FSA, 5.75%, 08/15/2011
   2,725,000  New York City, New York,                                 2,820,593
              Educational Construction Fund,
              MBIA, 5.50%, 10/01/2011
   1,000,000  New York State Dormitory                                 1,136,890
              Authority, Mental Health
              Services Facilities, Series D,
              FSA, 5.75%, 02/15/2012
   2,575,000  Los Angeles Unified School                               2,777,472
              District, California, Election
              of 1997, Series F, FSA,
              4.50%, 07/01/2012
   1,540,000  New York State Dormitory                                 1,806,589
              Authority, New York University,
              Series A, MBIA,
              5.75%, 07/01/2012
   1,000,000  Nassau County, New York,                                 1,185,210
              Series A, FGIC,
              6.00%, 07/01/2012


54   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,630,000  Islip Resource Recovery                             $    1,713,766
              Agency, New York, Revenue,
              Series B, AMBAC, AMT,
              6.125%, 07/01/2012
   1,100,000  Albany County, New York, FGIC,                           1,233,595
              5.00%, 10/01/2012
   3,000,000  Municipal Electric Authority                             3,407,700
              of Georgia, Combustion Turbine
              Project, Series A, MBIA,
              5.25%, 11/01/2012
   1,350,000  Pennsylvania State Turnpike                              1,565,730
              Commission, Turnpike Revenue
              Refunding, Series T, FGIC,
              5.50%, 12/01/2012
   8,500,000  New Jersey State                                        10,007,390
              Transportation Trust Fund
              Authority, Transportation
              System, Series C, FSA,
              5.75%, 12/15/2012
   1,850,000  New York State Dormitory                                 2,026,046
              Authority, Municipal Health
              Facilities, Series 1, FSA,
              5.125%, 01/15/2013
   1,110,000  New York State Dormitory                                 1,222,843
              Authority, Mental Health
              Services Facilities, Series D,
              MBIA, 5.25%, 02/15/2013
   2,305,000  New York State Dormitory                                 2,694,683
              Authority, Mental Health
              Services Facilities, Series D,
              FSA, 5.875%, 02/15/2013
   9,000,000  New York City Industrial                                 9,473,130
              Development Agency, New York,
              Civic Facility Revenue, Magen
              David Yeshivah Project, ACA,
              4.99%, 06/15/2013
   1,000,000  New York City Municipal Water                            1,187,520
              Finance Authority, New York,
              Series A, AMBAC,
              5.875%, 06/15/2013
   1,135,000  New York State Dormitory                                 1,310,028
              Authority, City University
              System, Series 1, FSA,
              5.75%, 07/01/2013
   1,000,000  Nassau County, New York, Series A,                       1,192,090
              FGIC, 6.00%, 07/01/2013
   1,140,000  New York State Dormitory                                 1,240,240
              Authority, Brookdale Hospital,
              Secured Hospital Program,
              MBIA, 5.20%, 02/15/2014
   1,000,000  New York State Urban                                     1,091,990
              Development Corp., Community
              Enhancement Facilities, AMBAC,
              5.125%, 04/01/2014
   3,930,000  New York State Dormitory                                 4,265,543
              Authority, Secured Hospital
              Program, Series E, MBIA,
              5.20%, 02/15/2015
   1,355,000  New York State Local                                     1,464,620
              Government Assistance Corp.,
              Series A, FGIC, 5.00%, 04/01/2015
   1,355,000  Port Authority of New York &                             1,468,630
              New Jersey, Consolidated 117th
              Series, FGIC, AMT,
              5.125%, 11/15/2015
   2,610,000  Nassau County Interim Finance                            2,923,696
              Authority, New York, Sales Tax
              Secured, Series A-1, AMBAC,
              5.375%, 11/15/2015
   2,220,000  Long Island Power Authority,                             2,390,785
              New York Electric System
              Revenue, Series A, FSA,
              5.00%, 12/01/2015
   5,820,000  New York State Dormitory                                 6,265,172
              Authority, Revenue, Wyckoff
              Heights, Series H, MBIA,
              5.20%, 02/15/2016
   5,905,000  New York State Dormitory                                 6,896,922
              Authority, State University
              Educational Facilities, Series
              1989 Resources, MBIA,
              6.00%, 05/15/2016
   2,240,000  New York City, New York, Series B,                       2,440,010
              FSA, 5.25%, 08/01/2016
   1,000,000  Nassau County Interim Finance                            1,112,030
              Authority, New York, Sales Tax
              Secured, Series A-1, AMBAC,
              5.375%, 11/15/2016
   1,310,000  New York State Thruway                                   1,380,399
              Authority, Highway & Bridge
              Trust Fund, Series B, FSA,
              5.00%, 04/01/2017
   1,530,000  New York State Dormitory                                 1,713,891
              Authority, Lease Revenue,
              State University, FGIC,
              5.50%, 07/01/2017
   2,045,000  New York State, Series D,                                2,176,698
              AMBAC, 5.00%, 07/15/2017
   4,860,000  New York State Dormitory                                 5,175,025
              Authority, Mental Health
              Services, Series D, MBIA,
              5.00%, 08/15/2017
   1,120,000  New York State Thruway                                   1,190,862
              Authority, Highway & Bridge
              Trust Fund, Series A, FGIC,
              5.00%, 04/01/2018
   1,000,000  New York State Dormitory                                 1,089,140
              Authority, Winthrop University
              Hospital Associates, Series A,
              AMBAC, 5.25%, 07/01/2018


                        Schedule of Investments -- Municipal Bond Portfolios  55

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,000,000  New York State Dormitory                            $    1,219,830
              Authority, New York University,
              Series A, MBIA,
              6.00%, 07/01/2018
   2,720,000  New York State Housing Finance                           2,993,986
              Agency, Service Contract
              Obligation Revenue, Series C,
              MBIA-IBC, 5.50%, 09/15/2018
   5,325,000  MTA, New York, Revenue,                                  5,960,166
              Refunding, Series A, AMBAC,
              5.50%, 11/15/2018
   2,310,000  New York State Environmental                             2,519,979
              Facilities Corp., Personal
              Income Tax Revenue, Series A,
              FGIC, 5.25%, 01/01/2019
   1,780,000  New York State Dormitory                                 1,882,350
              Authority, Mental Health
              Services, Series C, MBIA,
              5.25%, 02/15/2019
   2,500,000  New York State Thruway                                   2,652,625
              Authority, State Personal
              Income Tax Revenue, Series A,
              MBIA, 5.00%, 03/15/2019
   1,325,000  New York State Dormitory                                 1,433,902
              Authority, South Nassau
              Community Hospital, Series B,
              AMBAC, 5.25%, 07/01/2019
   1,415,000  MTA, New York, Dedicated Tax                             1,512,126
              Fund, Series A, FSA,
              5.125%, 11/15/2019
   1,030,000  New York State Environmental                             1,114,542
              Facilities Corp., Personal
              Income Tax Revenue, Series A,
              FGIC, 5.25%, 01/01/2020
   4,175,000  New York State Thruway                                   4,393,269
              Authority, State Personal
              Income Tax Revenue, Series A,
              MBIA, 5.00%, 03/15/2020
   1,000,000  New York State Dormitory                                 1,096,890
              Authority, Lease Revenue,
              State University, FGIC,
              5.50%, 07/01/2020
   3,000,000  New York City Transitional                               3,225,600
              Finance Authority, Future Tax
              Secured, Series C, AMBAC,
              5.25%, 08/01/2020
   2,000,000  New York City Transitional                               2,141,440
              Finance Authority, Future Tax
              Secured, Series E, MBIA,
              5.25%, 02/01/2021
  10,000,000  Puerto Rico Commonwealth,                               11,235,400
              Refunding Public Improvement,
              Series C, FSA,
              5.00%, 07/01/2021
   1,220,000  New York City, New York, Series D,                       1,294,310
              MBIA, 5.25%, 08/01/2021
   1,000,000  New York City Municipal Water                            1,042,050
              Finance Authority, New York,
              Series A, AMBAC,
              5.125%, 06/15/2022
   2,500,000  Long Island Power Authority,                             2,614,175
              New York, Electric System
              Revenue, Series A, FSA,
              5.125%, 12/01/2022
   1,240,000  New York City, New York, Series J,                       1,262,159
              MBIA, 5.00%, 08/01/2023
   5,300,000  Long Island Power Authority,                             5,669,463
              New York, Electric System
              Revenue, Series A, MBIA-IBC,
              5.50%, 12/01/2023
                                                                  --------------
Total Insured
(Cost $485,097,697)                                                  512,010,745
                                                                  --------------
================================================================================
TAX SUPPORTED:                                                            24.02%
--------------------------------------------------------------------------------
Local General Obligations: 6.15%
   4,315,000  New York City, New York, Series B,                       4,366,133
              7.50%, 02/01/2004
   4,700,000  New York City, New York, Series G,                       4,845,794
              5.00%, 08/01/2004
   2,400,000  New York City, New York, Series E,                       2,505,960
              6.60%, 08/01/2004
     455,000  New York City, New York, Series B,                         473,764
              6.00%, 08/15/2004
   1,000,000  Westchester County, New York,                            1,069,980
              7.10%, 12/01/2004
   1,000,000  New York City, New York, Series C,                       1,053,000
              5.60%, 02/01/2005
   1,310,000  New York City, New York, Series G,                       1,426,472
              5.75%, 02/01/2006
   1,000,000  New York City, New York, Series I,                       1,107,610
              6.25%, 04/15/2006
   9,175,000  New York City, New York, Series G,                       9,946,342
              5.00%, 08/01/2006
   1,300,000  Westchester County, New York,                            1,513,330
              Series A, 6.75%, 02/01/2007
   2,170,000  New York City, New York, Series A,                       2,374,262
              5.00%, 08/01/2007
   4,270,000  New York City, New York,                                 4,710,750
              Refunding, Series G,
              5.25%, 08/01/2007
     500,000  New York City, New York, Series F,                         556,150
              5.50%, 08/01/2007
   3,875,000  New York City, New York, Series B,                       4,216,039
              6.30%, 08/15/2008
     800,000  Onondaga County, New York,                                 928,880
              Unrefunded Balance,
              5.70%, 04/01/2009
   1,600,000  New York City, New York, Series A,                       1,779,344
              5.25%, 08/01/2009
  11,430,000  New York City, New York, Series G,                      12,862,293
              5.50%, 08/01/2009


56   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  4,025,000  New York City, New York, Series A,                  $    4,388,659
              5.00%, 08/01/2010
   2,615,000  New York City, New York, Series B,                       2,851,265
              5.00%, 08/01/2010
     770,000  Onondaga County, New York,                                 894,586
              Unrefunded Balance,
              5.70%, 04/01/2011
   3,250,000  New York City, New York, Series F,                       3,436,030
              5.25%, 08/01/2016
   5,705,000  New York City, New York, Series A,                       6,032,182
              5.25%, 08/01/2017
   1,000,000  New York City, New York, Series C,                       1,068,710
              5.50%, 09/15/2019
                                                                  --------------
Total Local General Obligations
(Cost $71,274,273)                                                    74,407,535
                                                                  --------------
Tax Lease: 7.86%
   1,050,000  New York State Certificates of                           1,062,926
              Participation, General
              Services Executive Department,
              4.00%, 03/01/2004
   1,110,000  New York State Dormitory                                 1,129,059
              Authority, Service Contract
              Revenue, Series A,
              4.50%, 04/01/2004
     100,000  Puerto Rico Commonwealth Urban                             100,411
              Renewal & Housing Corp.,
              7.875%, 10/01/2004,
   2,000,000  New York State Urban                                     2,116,120
              Development Corp.,
              Correctional Facilities, Series 5
              6.00%, 01/01/2005
   2,500,000  MTA, New York, Service                                   2,657,650
              Contract, Series B,
              5.00%, 07/01/2005
   1,020,000  New York State Dormitory                                 1,095,664
              Authority, City University, Series A,
              5.70%, 07/01/2005
   1,780,000  New York State Dormitory                                 1,912,040
              Authority, City University,
              Series D, 5.70%, 07/01/2005
   1,000,000  New York State Urban                                     1,029,340
              Development Corp.,
              Correctional Facilities, Series 4,
              5.25%, 01/01/2006
   4,085,000  MTA, New York, Service                                   4,481,368
              Contract, Series B,
              5.25%, 07/01/2006
   4,240,000  New York State Dormitory                                 4,636,143
              Authority, City University
              System Revenue, Consolidated
              5th General Series A,
              5.00%, 01/01/2007
   2,000,000  New York State Dormitory Authority,                      2,186,840
              Mental Health Services Facilities,
              Series D-1, 5.00%, 02/15/2007
  14,600,000  Tobacco Settlement Financing                            15,917,066
              Corp., New York, Tobacco
              Settlement Asset-Backed, Series A-1,
              5.00%, 06/01/2007
   1,015,000  New York State Dormitory                                 1,132,141
              Authority, Revenue, Unrefunded
              Balance, City University, Series 2,
              5.75%, 07/01/2007
   5,440,000  New York State Dormitory                                 6,059,562
              Authority, City University
              System Revenue, Consolidated
              5th General Series A,
              5.25%, 01/01/2008
   3,770,000  New York State Dormitory                                 4,155,859
              Authority, Mental Health
              Services Facilities, Series C-1,
              5.00%, 02/15/2008
   3,775,000  New York State Dormitory                                 4,156,388
              Authority, Mental Health
              Services Facilities, Series C-1,
              5.00%, 02/15/2009
   2,000,000  New York State Dormitory                                 2,202,060
              Authority, Mental Health
              Services Facilities, Series D-1,
              5.00%, 02/15/2009
   1,505,000  New York State Dormitory                                 1,688,775
              Authority, Mental Health
              Services Facilities,
              5.70%, 02/15/2009
   1,505,000  New York State Dormitory                                 1,780,626
              Authority, Mental Health
              Services Facilities
              Improvement, Series B,
              6.50%, 02/15/2009
   1,605,000  New York State Housing Finance                           1,786,590
              Agency, Service Contract
              Revenue, Refunding, Series K,
              5.00%, 03/15/2009
   1,125,000  New York State Dormitory                                 1,300,579
              Authority, City University,
              Series A, 5.75%, 07/01/2009
   2,825,000  New York State Dormitory                                 3,103,743
              Authority, Mental Health
              Services Facilities, Series C-1,
              5.00%, 02/15/2010
   1,490,000  Triborough Bridge & Tunnel                               1,736,818
              Authority, New York,
              Convention Center, Series E,
              6.00%, 01/01/2011
   9,700,000  Tobacco Settlement Financing                            10,207,504
              Corp., New York, Tobacco
              Settlement Asset-Backed, Series A-1,
              5.00%, 06/01/2011
   1,000,000  New York State Dormitory                                 1,100,970
              Authority, Westchester County
              Court Facilities, AMBAC Surety,
              5.125%, 08/01/2012


                        Schedule of Investments -- Municipal Bond Portfolios  57

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  1,115,000  New York State Dormitory                            $    1,230,324
              Authority, Westchester County
              Court Facilities, AMBAC Surety,
              5.25%, 08/01/2013
   5,715,000  Yonkers Industrial Development                           6,037,097
              Agency, New York, Civic
              Facilities Revenue, Community
              Development Properties, Series A,
              6.25%, 02/01/2016
   2,090,000  New York State Dormitory                                 2,277,243
              Authority, Westchester County
              Court Facilities, AMBAC Surety,
              5.25%, 08/01/2017
   1,400,000  New York State Dormitory                                 1,518,188
              Authority, State University
              Dormitory Facilities, Lease
              Revenue, 5.375%, 07/01/2019
   4,750,000  New York State Dormitory                                 5,211,605
              Authority, State University,
              5.25%, 11/15/2023
                                                                  --------------
Total Tax Lease
(Cost $92,229,000)                                                    95,010,699
                                                                  --------------
Special Tax: 10.01%
   2,550,000  Westchester Community,                                   2,550,204
              Development District No. 1,
              Florida, Bond Anticipation Notes,
              5.50%, 01/01/2004
   7,925,000  Municipal Assistance                                     8,221,633
              Corporation, New York, Series E,
              6.00%, 07/01/2004
   5,530,000  Municipal Assistance                                     5,736,988
              Corporation, New York, Series J,
              6.00%, 07/01/2004
   9,855,000  Municipal Assistance                                    10,694,055
              Corporation, New York, Series E,
              6.00%, 07/01/2005
   1,025,000  New York City Transitional                               1,088,027
              Finance Authority, Future Tax
              Secured Revenue, Series A,
              4.50%, 08/15/2005
   1,025,000  New York City Transitional                               1,092,158
              Finance Authority, Unrefunded
              Future Tax Secured Revenue,
              Series A, 4.50%, 08/15/2005
   2,645,000  South Tahoe, Joint Powers                                2,655,633
              Financing Authority,
              California, Bond Anticipation
              Notes, Redevelopment Project 1-B,
              3.50%, 10/01/2005
   1,050,000  Puerto Rico Commonwealth                                 1,143,681
              Highway & Transportation
              Authority, Highway Revenue,
              Series AA, 5.00%, 07/01/2006
   1,000,000  New York City Transitional                               1,105,830
              Finance Authority, Refunding
              Future Tax Secured, Series A,
              5.00%, 11/01/2006
   3,000,000  Fishhawk Community Development                           3,017,340
              District No. 2, Florida,
              Special Assessment Revenue,
              Series B, 5.00%, 11/01/2007
   1,900,000  Meadow Pointe III Community                              1,915,162
              Development District, Florida,
              Capital Improvement, Series B,
              5.25%, 11/01/2007
   1,500,000  Vizcaya Community Development                            1,499,325
              District, Florida, Special
              Assessment, Series B,
              5.40%, 11/01/2007
   3,035,000  New York State Local                                     3,440,203
              Government Assistance Corp.,
              Series A, 6.00%, 04/01/2008
   5,810,000  New York City Transitional                               6,507,200
              Finance Authority, Series C,
              5.00%, 02/15/2009
   1,060,000  North Las Vegas, Nevada,                                 1,069,434
              Special Improvement District
              No. 60-Aliante,
              5.00%, 12/01/2009
   2,100,000  Gateway Services Community                               2,101,512
              Development District, Florida,
              Special Sun City Center Fort
              Meyers Project B,
              5.50%, 05/01/2010
   1,000,000  North Las Vegas, Nevada,                                 1,010,030
              Special Improvement District
              No. 60-Aliante,
              5.25%, 12/01/2010
   4,185,000  New York City Transitional                               4,617,603
              Finance Authority, Series C,
              5.25%, 05/01/2012
   3,350,000  Venetian Community Development                           3,428,826
              District, Florida, Capital
              Improvement Revenue, Series B,
              5.95%, 05/01/2012
   2,400,000  Fiddlers Creek Community                                 2,399,880
              Development District No. 2,
              Florida, Special Assessment
              Revenue, Series B,
              5.75%, 05/01/2013
   1,865,000  New York City Transitional                               2,049,374
              Finance Authority, Series C,
              5.25%, 05/01/2014
   1,890,000  New York City Transitional                               2,065,770
              Finance Authority, Series C,
              5.25%, 05/01/2015
   1,185,000  New York City Transitional                               1,294,055
              Finance Authority, Series B,
              5.125%, 11/01/2015


58   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  8,370,000  New York City Transitional                          $    9,335,730
              Finance Authority, Series B,
              5.50%, 02/01/2017
   1,000,000  New York City Transitional                               1,087,120
              Finance Authority Revenue,
              Future Tax Secured, Series A,
              5.25%, 05/01/2017
   3,200,000  New York City Transitional                               3,484,928
              Finance Authority, Revenue,
              Future Tax Secured, Series A,
              5.375%, 02/15/2018
   2,615,000  New York State Housing Finance                           2,804,091
              Agency, State Personal Income
              Tax Revenue, Economic
              Development & Housing, Series A,
              5.25%, 03/15/2020
   5,125,000  New York State Dormitory                                 5,503,737
              Authority, State Personal
              Income Tax Revenue, Education,
              Series A, 5.375%, 03/15/2021
   2,825,000  New York State Housing Finance                           2,995,489
              Agency, State Personal Income
              Tax Revenue, Economic
              Development & Housing, Series
              A, 5.25%, 09/15/2021
   6,320,000  New York City Transitional                               6,867,375
              Finance Authority, Future Tax
              Secured, Series A,
              5.375%, 11/15/2021
   1,810,000  Beacon Tradeport Community                               1,864,047
              Development District, Florida,
              Special Assesment Industrial
              Project, Series B,
              7.125%, 05/01/2022
   3,595,000  New York City Transitional                               3,626,923
              Finance Authority, Future Tax
              Secured Revenue, Series C,
              5.00%, 05/01/2026
  11,255,000  New York City Transitional                              12,750,452
              Finance Authority, Future Tax
              Secured Refunding, Series A,
              5.50%, 11/01/2026
                                                                  --------------
Total Special Tax (Cost $115,718,883)                                121,023,815
                                                                  --------------
Total Tax Supported (Cost $279,222,156)                              290,442,049
                                                                  --------------
================================================================================
REVENUE:                                                                  17.88%
--------------------------------------------------------------------------------
Airport Revenue: 0.10%
   1,000,000  Denver City & County, Colorado,                          1,224,740
              Airport Revenue, Series D, AMT,
              7.75%, 11/15/2013
                                                                  --------------
Total Airport Revenue (Cost $979,528)                                  1,224,740
                                                                  --------------
Electric Revenue: 3.71%
   1,270,000  California State Department                              1,426,794
              Water Resources, Power Supply,
              Series A, 5.50%, 05/01/2008
  20,105,000  California State Department                             22,767,706
              Water Resources, Power Supply,
              Series A, 5.50%, 05/01/2009
   7,500,000  Long Island Power Authority,                             8,300,025
              New York, Electric System
              Revenue, Series A,
              5.00%, 06/01/2009
   2,415,000  North Carolina Eastern                                   2,635,731
              Municipal Power Agency, Power
              Systems Refunding, Series D,
              5.375%, 01/01/2010
   2,680,000  New York State Power                                     2,680,000
              Authority, Revenue & General
              Purpose, .90%, 03/01/2016
   2,235,000  North Carolina Eastern                                   2,352,025
              Municipal Power Agency, Power
              Systems Refunding, Series C,
              5.375%, 01/01/2017
   1,875,000  New York State Power                                     1,875,000
              Authority, Revenue & General
              Purpose, .90%, 03/01/2020
   2,680,000  New York State Power                                     2,828,419
              Authority, Revenue, Series A,
              5.00%, 11/15/2020
                                                                  --------------
Total Electric Revenue (Cost $43,116,983)                             44,865,700
                                                                  --------------
Health Care Revenue: 0.24%
   1,305,000  New York State Dormitory                                 1,403,567
              Authority, Kateri Residence,
              4.00%, 07/01/2007
     910,000  Nassau County Industrial                                 1,006,241
              Development Agency, New York,
              North Shore Health System
              Project, Series C,
              5.625%, 11/01/2010
     510,000  New York State Medical Care                                534,383
              Facilities Finance Agency,
              Hospital & Nursing Home
              Insured Mortgage, Series A,
              FHA, 6.125%, 02/15/2014
                                                                  --------------
Total Health Care Revenue (Cost $2,784,191)                            2,944,191
                                                                  --------------
Higher Education Revenue: 0.59%
   1,000,000  New York State Dormitory                                 1,117,070
              Authority, Columbia University,
              5.625%, 07/01/2006
   1,290,000  New York State Dormitory                                 1,478,211
              Authority, Columbia University,
              5.75%, 07/01/2007


                        Schedule of Investments -- Municipal Bond Portfolios  59

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  2,120,000  New York City Industrial                            $    2,037,871
              Development Agency, Civic
              Facilities Revenue,
              Polytechnic University Project,
              5.75%, 11/01/2011
   1,655,000  New York City Industrial                                 1,565,365
              Development Agency, Civic
              Facilities Revenue,
              Polytechnic University Project,
              5.75%, 11/01/2012
   1,045,000  New York City Industrial                                   946,561
              Development Agency, Civic
              Facilities Revenue,
              Polytechnic University Project,
              6.00%, 11/01/2020
                                                                  --------------
Total Higher Education Revenue
(Cost $7,147,312)                                                      7,145,078
                                                                  --------------
Tobacco Revenue: 1.72%
   1,470,000  Erie County, New York, Tobacco                           1,408,422
              Settlement Asset-Backed, Senior
              Class A, 6.00%, 07/15/2020
   1,450,000  New York Counties Tobacco                                1,459,135
              Trust I, 5.80%, 06/01/2023
   9,160,000  Tobacco Settlement Financing                             8,188,674
              Corp., Rhode Island, Tobacco
              Settlement Asset-Backed, Series A,
              6.00%, 06/01/2023
     875,000  Rensselaer Tobacco Asset                                   853,116
              Securitization Corp., New York,
              Tobacco Settlement,
              Asset-Backed, Series A,
              5.20%, 06/01/2025
   9,795,000  Badger Tobacco Asset                                     8,862,026
              Securitization Corp.,
              Wisconsin, Tobacco Settlement
              Asset-Backed,
              6.125%, 06/01/2027
                                                                  --------------
Total Tobacco Revenue
(Cost $22,413,254)                                                    20,771,373
                                                                  --------------
Toll Revenue: 2.95%
  21,700,000  Triborough Bridge & Tunnel                              24,341,975
              Authority, New York, Series B,
              5.00%, 11/15/2007
   4,450,000  New York State Bridge                                    4,772,581
              Authority, Revenue,
              5.00%, 01/01/2017
   5,025,000  Triborough Bridge & Tunnel                               5,476,848
              Authority, New York, Toll
              Revenue, Series A,
              5.25%, 01/01/2017
   1,000,000  Triborough Bridge & Tunnel                               1,047,390
              Authority, New York, Revenue,
              Series A, 5.00%, 01/01/2020
                                                                  --------------
Total Toll Revenue (Cost $34,417,114)                                 35,638,794
                                                                  --------------
Water/Sewer Revenue: 4.93%
   1,255,000  New York State Environmental                             1,271,717
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund, Series 92-B,
              6.25%, 09/15/2005
   1,255,000  New York State Environmental                             1,271,767
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund, Series 92-B,
              6.35%, 09/15/2006
      15,000  New York State Environmental                                15,721
              Facilities Corp., State Water
              Revolving Fund, New York City
              Municipal Water Refunding,
              Series A, 5.75%, 06/15/2007
   2,975,000  New York State Environmental                             3,210,709
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund, Series 95-A,
              5.20%, 05/15/2008
   3,085,000  New York State Environmental                             3,334,330
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund, Series 95-A,
              5.30%, 05/15/2009
   4,600,000  New York State Environmental                             5,220,310
              Facilities Corp., State
              Revolving Funds, Municipal
              Water Project, Series K,
              5.00%, 06/15/2009
     780,000  New York State Environmental                               844,280
              Facilities Corp., Pooled Loan,
              Pollution Control Revenue,
              State Revolving Fund, Series 95-A,
              5.40%, 05/15/2010
   1,730,000  New York State Environmental                             1,893,329
              Facilities Corp., Pollution
              Control Revenue, Unrefunded
              State Water Revolving Fund,
              Series A, 4.95%, 06/15/2010
   1,395,000  New York City Municipal Water                            1,650,020
              Finance Authority, New York,
              Series A, 6.00%, 06/15/2010
   8,280,000  New York State Environmental                             9,301,669
              Facilities Corp., State
              Refunding Revolving Funds,
              Municipal Water Project, Series K,
              5.00%, 06/15/2011
   1,000,000  New York City Municipal Water                            1,131,590
              Finance Authority, Refunding,
              Series A, 5.25%, 06/15/2011
     745,000  New York State Environmental                               874,816
              Facilities Corp., State Water
              Revolving Fund, New York City
              Municipal Water Refunding,
              Series A, 5.75%, 06/15/2011


60   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  5,330,000  New York City Municipal Water                       $    5,916,460
              Finance Authority, New York,
              Water & Sewer System Revenue,
              Series D, 5.00%, 06/15/2012
     100,000  New York State Environmental                               100,480
              Facilities Corp., Pollution
              Control Revenue, State
              Revolving Fund, New York City
              Municipal Water Finance
              Authority, Series 90-A,
              7.50%, 06/15/2012
     225,000  New York State Environmental                               243,113
              Facilities Corp., Pollution
              Control Revenue, Unrefunded
              State Water Revolving Fund,
              Series A, 5.20%, 12/15/2015
   2,320,000  New York City Municipal Water                            2,601,694
              Finance Authority, New York
              Water & Sewer Systems Revenue,
              Refunding, Series D,
              5.50%, 06/15/2017
   1,200,000  New York State Environmental                             1,277,964
              Facilities Corp., Clean Water
              & Drinking Revolving Funds,
              Municipal Water Finance, Series 01-D,
              5.00%, 06/15/2018
   1,485,000  New York State Environmental                             1,637,331
              Facilities Corp., Clean Water
              & Drinking Revolving Funds,
              Pooled Funding Program, Series B,
              5.375%, 11/15/2018
   1,250,000  New York State Environmental                             1,326,962
              Facilities Corp., Clean Water
              & Drinking Revolving Funds,
              Municipal Water Finance, Series 01-D,
              5.00%, 06/15/2019
   2,310,000  New York State Environmental                             2,458,972
              Facilities Corp., State
              Revolving Funds, Municipal
              Water Project, Series J,
              5.00%, 06/15/2019
   5,025,000  New York City Municipal Water                            5,371,826
              Finance Authority, New York,
              Water & Sewer Systems Revenue,
              Refunding, Series 01-D,
              5.125%, 06/15/2019
   1,255,000  New York State Environmental                             1,352,099
              Facilities Corp., Clean Water
              & Drinking Prerefunded
              Revolving Funds, Series D,
              5.15%, 10/15/2019
   1,935,000  New York State Environmental                             2,108,918
              Facilities Corp., Clean Water
              & Drinking Revolving Funds,
              Pooled Funding Program, Series F,
              5.25%, 11/15/2019
   4,560,000  New York State Environmental                             5,167,301
              Facilities Corp., State
              Unrefunded Balance Revolving
              Funds, Series B,
              5.875%, 07/15/2020
                                                                  --------------
Total Water/Sewer Revenue (Cost $56,931,676)                          59,583,378
                                                                  --------------
Miscellaneous Revenue: 1.10%
   3,495,000  Battery Park City Authority,                             3,508,770
              New York, Revenue, Series A,
              6.00%, 11/01/2003
   1,305,000  MTA, New York, Revenue,                                  1,359,523
              Transportation Refunding,
              Series F, 5.00%, 11/15/2004
   3,325,000  MTA, New York Revenue, Series B,                         3,436,953
              3.00%, 11/15/2005
   1,000,000  United Nations Development                               1,001,840
              Corp., New York, Revenue,
              Senior Lien Series B,
              5.00%, 07/01/2006
   1,000,000  MTA, New York, Revenue,                                  1,115,820
              Refunding Transportation,
              Series E, 5.50%, 11/15/2006
   1,000,000  Port Authority of New York &                             1,014,130
              New Jersey, Consolidated 91st
              Series, 5.125%, 11/15/2011
   1,785,000  Broad Street Community                                   1,784,750
              Development Authority, Virginia,
              7.125%, 06/01/2015
                                                                  --------------
Total Miscellaneous Revenue
(Cost $13,108,271)                                                    13,221,786
                                                                  --------------
Industrial Development/Pollution Control
Revenue: 2.54%
   1,495,000  New York City Industrial                                 1,537,443
              Development Agency, Special
              Facilities Revenue, Terminal
              One Group Association Limited
              Partnership Project, AMT,
              6.00%, 01/01/2007
   4,910,000  Louisa Industrial Development                            5,205,533
              Authority, Virginia, Pollution
              Control Revenue, Virginia
              Electric & Power Co.,
              5.25%, 12/01/2008
   4,800,000  New York State Environmental                             4,828,224
              Facilities Corp., Solid Waste
              Disposal Revenue Waste
              Management Project, Series A,
              4.00%, 05/01/2012
   4,750,000  Pope County, Arkansas, Entergy                           4,853,977
              Arkansas, Inc., Project,
              5.05%, 09/01/2028


                        Schedule of Investments -- Municipal Bond Portfolios  61

================================================================================
Principal Amount        Description                                 Market Value
================================================================================
$  5,500,000  Matagorda County Navigation                         $    5,502,200
              District No. 1, Texas,
              Pollution Control Revenue,
              Refunding, Central Power &
              Light Co., Series A,
              3.75%, 05/01/2030
   1,100,000  Maricopa County Industrial                               1,122,517
              Development Authority, Arizona,
              Solid Waste Disposal Revenue,
              Waste Management, Inc., Project,
              4.80%, 12/01/2031
   7,690,000  Brazos River Authority, Texas,                           7,697,229
              Pollution Control Revenue,
              Refunding TXU Electric Co.
              Project, Series D,
              4.25%, 05/01/2033
                                                                  --------------
Total Industrial Development/Pollution
Control Revenue (Cost $30,281,407)                                    30,747,123
                                                                  --------------
Total Revenue (Cost $211,179,736)                                    216,142,163
                                                                  --------------
ASSET-BACKED SECURITIES:                                                   1.01%
--------------------------------------------------------------------------------
Housing: 1.01%
$  7,985,000  New York State Mortgage Agency,                     $    8,380,337
              Revenue, AMT Homeowner
              Mortgage, Series 99,
              4.50%, 04/01/2023
              (Note C, p. 63)
   2,105,000  New York State Dormitory                                 2,109,442
              Authority, Revenue, Highland
              Community Development Corp.,
              Series B, 5.50%, 07/01/2023
   1,635,000  New York State Mortgage                                  1,676,594
              Agency, Revenue, AMT Homeowner
              Mortgage, Series 69,
              5.50%, 10/01/2028
                                                                  --------------
Total Housing
(Cost $11,741,321)                                                    12,166,373
                                                                  --------------
Total Asset-Backed Securities
(Cost $11,741,321)                                                    12,166,373
                                                                  --------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments
(Cost $1,135,594,427)                                    98.56%   $1,191,568,234
(Note E, p. 63)
Cash and Other Assets,
Less Liabilities                                          1.44        17,414,585
                                                        -------   --------------
Net Assets                                              100.00%   $1,208,982,819
                                                        =======   ==============
================================================================================
SHORT FUTURES CONTRACT
--------------------------------------------------------------------------------
                                             Contract                Unrealized
Contracts    Description                      Amount                Depreciation
--------------------------------------------------------------------------------
183          Interest Rate                  $19,423,735           $  (1,118,015)
             Swap 10 Yr. Future
             December 2003
                                                                  --------------
Total Short Futures Contract                                      $  (1,118,015)
                                                                  --------------

=============================================================================================
INTEREST RATE SWAPS
---------------------------------------------------------------------------------------------
 Notional                            Rate                                         Unrealized
 Amount          Description       Received      Rate Paid    Termination Date    Gain/(Loss)
---------------------------------------------------------------------------------------------
$ 7,000,000     BMA Interest         2.62%       Variable*       11/01/2004       $ 112,267
                Rate Swap
  5,000,000     BMA Interest         2.80%       Variable*       10/01/2008          35,382
                Rate Swap
  7,000,000     BMA Interest       Variable*       4.03%         11/01/2011        (387,795)
                Rate Swap
  5,000,000     BMA Interest       Variable*       3.47%         06/15/2012         (60,805)
                Rate Swap
                                                                                  ---------
Total Interest Rate Swaps                                                         $(300,951)
                                                                                  =========

* Variable interest based on the Municipal Swap Index, which fluctuates weekly.


62   Sanford C. Bernstein Fund, Inc. -- 2003 Annual Report

--------------------------------------------------------------------------------
(A) Represents entire or partial position segregated as collateral for interest rate swaps.
(B) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.
(C)   When-issued security.
(D) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(E) At September 30, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $58,241,534 and gross unrealized depreciation of investments was $2,267,727 resulting in net unrealized appreciation of $55,973,807.

      Explanation of abbreviations:

      ACA--American Capital Access
      AMBAC--American Municipal Bond Assurance Corporation
      AMT--Subject to Alternative Minimum Tax
      FGIC--Financial Guaranty Insurance Company
      FHA--Federal Housing Administration
      FSA--Financial Security Assurance, Inc.
      IBC--International Bancshares Corporation
      MBIA--Municipal Bond Investors Assurance Corporation
      MTA--Metropolitan Transportation Authority
      XLCA--XL Capital Assurance, Inc.

See Notes to Financial Statements.


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SCBMFANNMU0903

                       Sanford C. Bernstein Fund II, Inc.

--------------------------------------------------------------------------------
                               September 30, 2003
--------------------------------------------------------------------------------

Schedule of Investments
To the Annual Report
For the Intermediate
Duration Institutional
Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Intermediate Duration Institutional
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Sanford C. Bernstein Fund II, Inc.
                         Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Sanford C. Bernstein Fund II, Inc.

In our opinion, the statement of assets and liabilities included in the accompanying Annual Report, including the schedule of investments contained herein, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Intermediate Duration Institutional Portfolio (hereafter referred to as the "Fund") at September 30, 2003, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended September 30, 2003, and for the period from May 17, 2002, (commencement of operations) to September 30, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


New York, New York
November 25, 2003

--------------------------------------------------------------------------------
                       Sanford C. Bernstein Fund II, Inc.
                             Schedule of Investments
                  Intermediate Duration Institutional Portfolio
                               September 30, 2003
--------------------------------------------------------------------------------
Principal Amount                    Description                    Market Value*
================================================================================
SHORT-TERM INVESTMENTS:                                                  34.42%
--------------------------------------------------------------------------------
U.S. Treasury Bill: 15.35%
 $71,300,000  United States Treasury Bill,                       $   71,286,136
              0.875%, 10/09/2003
                                                                 ---------------
Total U.S. Treasury Bill (Cost $71,286,136)                          71,286,136
                                                                 ---------------
Repurchase Agreement: 19.07%
  88,596,000  State Street Bank & Trust Co.,                         88,596,000
              Repurchase Agreement,
              Dated 09/30/03, 1.00%, maturing
              10/01/03 for $88,598,461
              collateralized by $89,055,000
              FHLBs and FNMAs, 1.50% to
              3.875%, due 03/15/05 to 05/13/05,
              value $90,376,713
                                                                 ---------------
Total Repurchase Agreement
(Cost $88,596,000)                                                   88,596,000
                                                                 ---------------
Total Short-Term Investments
(Cost $159,882,136)                                                 159,882,136
                                                                 ---------------
================================================================================
U.S. TREASURY NOTES:                                                     10.41%
--------------------------------------------------------------------------------
  36,960,000  2.25%, 07/31/2004                                      37,336,844
   1,495,000  1.125%, 06/30/2005                                      1,490,388
   4,285,000  2.625%, 05/15/2008                                      4,275,127
   2,915,000  3.125%, 09/15/2008                                      2,956,449
     350,000  3.625%, 05/15/2013                                        343,643
   1,765,000  4.25%, 08/15/2013                                       1,809,884
     120,000  6.625%, 02/15/2027                                        147,328
                                                                 ---------------
Total U.S. Treasury Notes (Cost $48,270,974)                         48,359,663
                                                                 ---------------
================================================================================
U.S. TREASURY BONDS:                                                      4.76%
--------------------------------------------------------------------------------
   7,905,000  8.75%, 05/15/2017                                      11,364,062
   6,130,000  7.875%, 02/15/2021                                      8,378,226
   2,187,000  5.375%, 02/15/2031                                      2,347,609
                                                                 ---------------
Total U.S. Treasury Bonds (Cost $22,277,562)                         22,089,897
                                                                 ---------------
================================================================================
U.S. GOVERNMENT AGENCY:                                                   1.33%
--------------------------------------------------------------------------------
     315,000  Federal National Mortgage                                 317,366
              Association,
              1.875%, 12/15/2004
     210,000  Federal Home Loan                                         211,502
              Mortgage Corp.,
              1.875%, 01/15/2005
   5,750,000  Federal National Mortgage                               5,631,883
              Association,
              2.50%, 06/15/2008
                                                                 ---------------
Total U.S. Government Agency
(Cost $5,942,917)                                                     6,160,751
                                                                 ---------------
================================================================================
MORTGAGE PASS-THROUGHS:                                                  33.34%
--------------------------------------------------------------------------------
   8,525,000  Federal National Mortgage                               8,399,785
              Association Pool TBA,
              4.00%, 10/25/2018
              (Note A, p. 10)
   6,265,000  Federal National Mortgage                               6,419,670
              Association Pool TBA,
              5.00%, 10/25/2018
              (Note A, p. 10)
  12,610,000  Federal National Mortgage                              13,153,806
              Association Pool TBA,
              6.00%, 10/25/2018
              (Note A, p. 10)
     608,110  Federal National Mortgage                                 636,353
              Association Pool #267733,
              6.50%, 01/01/2024
     258,780  Federal National Mortgage                                 270,488
              Association Pool #313649,
              6.50%, 08/01/2027
     588,367  Federal National Mortgage                                 614,210
              Association Pool #412590,
              6.50%, 02/01/2028
     616,052  Federal National Mortgage                                 643,111
              Association Pool #556484,
              6.50%, 10/01/2028
      80,569  Federal National Mortgage                                  84,108
              Association Pool #414761,
              6.50%, 02/01/2029
      32,259  Federal National Mortgage                                  33,666
              Association Pool #509037,
              6.50%, 08/01/2029
       8,773  Federal National Mortgage                                   9,155
              Association Pool #515259,
              6.50%, 10/01/2029
     174,317  Federal National Mortgage                                 186,125
              Association Pool #535083,
              7.50%, 12/01/2029
     196,265  Federal National Mortgage                                 209,514
              Association Pool #537332,
              7.50%, 06/01/2030
     220,688  Federal National Mortgage                                 235,586
              Association Pool #253355,
              7.50%, 07/01/2030
     133,199  Federal National Mortgage                                 142,191
              Association Pool #535661,
              7.50%, 01/01/2031
     242,574  Federal National Mortgage                                 258,946
              Association Pool #563742,
              7.50%, 01/01/2031

*See Note 1, page 38 in Notes to Financial Statements.


      Schedule of Investments--Intermediate Duration Institutional Portfolio   1

================================================================================
Principal Amount                    Description                     Market Value
================================================================================
$    132,356  Federal National Mortgage                          $      141,292
              Association Pool #535996,
              7.50%, 06/01/2031
     214,804  Federal National Mortgage                                 229,301
              Association Pool #592496,
              7.50%, 07/01/2031
     166,293  Federal National Mortgage                                 177,519
              Association Pool #545304,
              7.50%, 11/01/2031
      22,751  Federal National Mortgage                                  23,723
              Association Pool #631415,
              6.50%, 02/01/2032
   1,023,404  Federal National Mortgage                               1,092,430
              Association Pool #644592,
              7.50%, 05/01/2032
     902,617  Federal National Mortgage                                 941,165
              Association Pool #648060,
              6.50%, 07/01/2032
      71,612  Federal National Mortgage                                  74,670
              Association Pool #653667,
              6.50%, 08/01/2032
   1,288,872  Federal National Mortgage                               1,343,915
              Association Pool #670517,
              6.50%, 11/01/2032
     266,790  Federal National Mortgage                                 284,784
              Association Pool #666935,
              7.50%, 11/01/2032
     170,334  Federal National Mortgage                                 177,609
              Association Pool #701705,
              6.50%, 02/01/2033
     411,775  Federal National Mortgage                                 429,340
              Association Pool #698986,
              6.50%, 04/01/2033
  23,555,000  Federal Home Loan Mortgage                             24,026,100
              Corp. Pool TBA,
              5.50%, 10/15/2033
              (Note A, p. 10)
   8,990,000  Government National Mortgage                            9,217,555
              Association Pool TBA,
              5.50%, 10/15/2033
              (Note A, p. 10)
   6,765,000  Federal Home Loan Mortgage                              6,991,208
              Corp. Pool TBA,
              6.00%, 10/15/2033
              (Note A, p. 10)
   9,990,000  Government National Mortgage                           10,377,112
              Association Pool TBA,
              6.00%, 10/15/2033
              (Note A, p. 10)
   6,135,000  Federal National Mortgage                               6,259,614
              Association Pool TBA,
              5.50%, 10/25/2033
              (Note A, p. 10)
  30,340,000  Federal National Mortgage                              31,316,584
              Association Pool TBA,
              6.00%, 10/25/2033
              (Note A, p. 10)
  29,220,000  Federal National Mortgage                              30,461,850
              Association Pool TBA,
              6.50%, 10/25/2033
              (Note A, p. 10)
                                                                 ---------------
Total Mortgage Pass-Throughs
(Cost $152,824,053)                                                 154,862,485
                                                                 ---------------
================================================================================
AEROSPACE/DEFENSE:                                                        0.20%
--------------------------------------------------------------------------------
     365,000  Boeing Capital Corp., Senior Note,                        379,836
              4.75%, 08/25/2008
     485,000  Northrop Grumman Corp.,                                   567,798
              7.125%, 02/15/2011
                                                                 ---------------
Total Aerospace/Defense (Cost $955,463)                                 947,634
                                                                 ---------------
================================================================================
AUTOMOTIVE:                                                               0.82%
--------------------------------------------------------------------------------
   1,125,000  DaimlerChrysler NA Holding,                             1,151,839
              4.75%, 01/15/2008
      85,000  Dana Corp.,                                                95,413
              10.125%, 03/15/2010,
              Callable 03/15/2006 @ 105.06
      60,000  TRW Automotive,                                            67,800
              Senior Note, Rule 144A,
              9.375%, 02/15/2013,
              Callable 02/15/2008 @ 104.69
              (Note B, p. 10)
      65,000  TRW Automotive,                                            76,050
              Senior Subordinated Note,
              Rule 144A,
              11.00%, 02/15/2013,
              Callable 02/15/2008 @ 105.5
              (Note B, p. 10)
     860,000  Ford Motor Co.,                                           795,328
              7.45%, 07/16/2031
   1,545,000  General Motors Corp.,                                   1,620,002
              8.375%, 07/15/2033
                                                                 ---------------
Total Automotive (Cost $3,622,429)                                    3,806,432
                                                                 ---------------
================================================================================
BANKING:                                                                  5.11%
--------------------------------------------------------------------------------
     420,000  Washington Mutual Finance Corp.,                          460,708
              6.25%, 05/15/2006
     465,000  National City Corp.,                                      464,999
              3.20%, 04/01/2008
   1,255,000  GreenPoint Financial Corp.,                             1,221,804
              Senior Note, Rule 144A,
              3.20%, 06/06/2008
              (Note B, p. 10)
     860,000  Mizuho JGB Investment LLC,                                927,767
              Series A, Rule 144A,
              9.87%, 06/30/2008
              (Note B, p. 10)
     165,000  J.P. Morgan Chase & Co.,                                  189,841
              6.75%, 08/15/2008
     175,000  Citicorp, Subordinated Note,                              197,681
              6.375%, 11/15/2008


2   Sanford C. Bernstein Fund II, Inc.--2003 Annual Report

================================================================================
Principal Amount                    Description                     Market Value
================================================================================
$  2,940,000  Citigroup Inc., Subordinated                       $    3,487,263
              Note, Global Bond,
              7.25%, 10/01/2010
   1,300,000  Unicredito Italiano Capital                             1,653,787
              Trust II, Rule 144A,
              9.20%, 10/05/2010
              (Note B, p. 10)
     820,000  ING Capital Funding Trust III,                          1,003,435
              8.439%, 12/31/2010
   1,390,000  J.P. Morgan Chase & Co.,                                1,599,402
              6.75%, 02/01/2011
     175,000  Washington Mutual Finance Corp.,                          201,069
              6.875%, 05/15/2011
   1,845,000  U.S. Bank NA,                                           2,097,922
              Subordinated Note,
              6.375%, 08/01/2011
     905,000  Barclays Bank plc, Rule 144A,                           1,059,339
              7.375%, 12/15/2011
              (Note B, p. 10)
   1,495,000  Bank of America Corp.,                                  1,675,475
              Senior Note, 6.25%, 04/15/2012
     460,000  M&T Bank Corp.,                                           461,848
              Subordinated Note,
              3.85%, 04/01/2013,
              Callable 04/01/2008 @ 100
     635,000  Capital One Bank,                                         651,080
              Subordinated Note,
              6.50%, 06/13/2013
   1,900,000  RBS Capital Trust I,                                    1,841,951
              4.709%, 07/01/2013
     845,000  UFJ Finance Aruba AEC,                                    886,860
              6.75%, 07/15/2013
     120,000  Royal Bank of Scotland Group plc,                         122,390
              Subordinated Note,
              5.00%, 10/01/2014
   1,990,000  Great Western Financial Trust II,                       2,287,171
              Series A, 8.206%, 02/01/2027,
              Callable 02/01/2007@ 104.1
     490,000  HSBC Capital Funding LP,                                  735,980
              Rule 144A,
              10.176%, 06/30/2030
              (Note B, p. 10)
     400,000  Barclays Bank plc, Rule 144A,                             498,555
              8.55%, 09/29/2049
              (Note B, p. 10)
                                                                 ---------------
Total Banking (Cost $22,565,980)                                     23,726,327
                                                                 ---------------
================================================================================
BROADCASTING/MEDIA:                                                       1.59%
--------------------------------------------------------------------------------
      60,000  American Media Operations Inc.,                            64,425
              Senior Subordinated Note,
              10.25%, 05/01/2009,
              Callable 05/01/2004 @ 105.12,
     110,000  Sinclair Broadcast Group Inc.,                            120,175
              Senior Subordinated Note,
              Class A,
              8.75%, 12/15/2011,
              Callable 12/15/2006 @ 104.38,
   1,310,000  Liberty Media Corp., Senior Note,                       1,310,866
              5.70%, 05/15/2013
   2,070,000  Time Warner Entertainment Co.,                          2,567,280
              Senior Debenture,
              8.375%, 03/15/2023
   1,225,000  AOL Time Warner Inc.,                                   1,411,695
              7.70%, 05/01/2032
   1,015,000  News America Holdings,                                  1,065,539
              Rule 144A, 6.55%, 03/15/2033
              (Note B, p. 10)
     655,000  Time Warner Entertainment Co.,                            833,749
              Senior Note,
              8.375%, 07/15/2033
                                                                 ---------------
Total Broadcasting/Media (Cost $6,920,242)                            7,373,729
                                                                 ---------------
================================================================================
BUILDING/REAL ESTATE:                                                     0.44%
--------------------------------------------------------------------------------
     510,000  Vornado Realty Trust,                                     544,661
              5.625%, 06/15/2007
     145,000  LNR Property Corp.,                                       155,150
              Senior Subordinated Note,
              10.50%, 01/15/2009,
              Callable 01/15/2004 @ 105.38
      65,000  Meritage Corp.,                                            71,500
              9.75%, 06/01/2011,
              Callable 06/01/2006 @ 104.88
     620,000  EOP Operating LP,                                         659,267
              5.875%, 01/15/2013
     215,000  Lennar Corp.,                                             228,019
              5.95%, 03/01/2013
     400,000  ERP Operating LP,                                         409,312
              5.20%, 04/01/2013
                                                                 ---------------
Total Building/Real Estate (Cost $1,975,922)                          2,067,909
                                                                 ---------------
================================================================================
CABLE:                                                                    0.89%
--------------------------------------------------------------------------------
      25,000  EchoStar DBS Corp.,                                        25,156
              Senior Note, Rule 144A,
              5.75%, 10/01/2008
              (Note B, p. 10)
     130,000  EchoStar DBS Corp., Senior Note,                          139,262
              9.375%, 02/01/2009,
              Callable 02/01/2004 @ 104.69
     970,000  British Sky Broadcasting Group plc,                     1,085,834
              6.875%, 02/23/2009
     105,000  Insight Midwest LP, Senior Note,                          106,313
              9.75%, 10/01/2009,
              Callable 10/01/2004 @ 104.88


      Schedule of Investments--Intermediate Duration Institutional Portfolio   3

================================================================================
Principal Amount                    Description                     Market Value
================================================================================
$    245,000  EchoStar DBS Corp.,                                $      246,225
              Senior Note, Rule 144A,
              6.375%, 10/01/2011
              (Note B, p. 10)
     515,000  Cox Communications Inc.,                                  595,722
              7.125%, 10/01/2012
     115,000  CSC Holdings Inc.,                                        120,319
              Senior Subordinated Debenture,
              9.875%, 2/15/2003,
              Callable 11/28/2003 @ 104.8
     100,000  DirecTV Holdings, Senior Note,                            113,250
              8.375%, 03/15/2013,
              Callable 03/15/2008 @ 104.19
     430,000  Rogers Cable Inc.,                                        431,612
              6.25%, 06/15/2013
     605,000  AT&T Broadband Corp.,                                     839,308
              9.455%, 11/15/2022
     405,000  Comcast Corp. Class A,                                    445,609
              7.05%, 03/15/2033
                                                                 ---------------
Total Cable (Cost $3,772,213)                                         4,148,610
                                                                 ---------------
================================================================================
CHEMICALS:                                                                0.22%
--------------------------------------------------------------------------------
      75,000  Georgia Gulf Corp.,                                        79,594
              10.375%, 11/01/2007,
              Callable 11/01/2003 @ 105.19
     470,000  Praxair Inc.,                                             459,032
              2.75%, 06/15/2008
     120,000  Equistar Chemicals LP,                                    119,400
              10.125%, 09/01/2008
     150,000  Huntsman International LLC,                               158,250
              9.875%, 03/01/2009,
              Callable 03/01/2006 @ 104.94
     140,000  Resolution Performance                                    143,500
              Products, Senior Note,
              9.50%, 04/15/2010,
              Callable 04/15/2006 @ 104.75
      55,000  Equistar Chemicals LP,                                     54,725
              Senior Note, Rule 144A,
              10.625%, 05/01/2011,
              Callable 05/01/2007 @ 105.31
              (Note B, p. 10)
                                                                 ---------------
Total Chemicals (Cost $1,017,662)                                     1,014,501
                                                                 ---------------
================================================================================
COMMUNICATIONS:                                                           1.89%
--------------------------------------------------------------------------------
   1,070,000  Sprint Capital Corp.,                                   1,152,500
              6.00%, 01/15/2007
     945,000  Telus Corp.,                                            1,063,662
              7.50%, 06/01/2007
     620,000  Koninklijke (Royal) KPN NV,                               750,637
              Senior Unsubordinated Note,
              8.00%, 10/01/2010
   1,725,000  Sprint Capital Corp.,                                   1,947,808
              7.625%, 01/30/2011
     415,000  AT&T Corp.,                                               480,553
              Senior Note,
              7.30%, 11/15/2011
   1,375,000  Verizon Global Funding Corp.,                           1,624,803
              7.375%, 09/01/2012
     700,000  Deutsche Telekom International                            891,125
              Finance BV,
              8.75%, 06/15/2030
     330,000  France Telecom SA,                                        442,118
              9.75%, 03/01/2031
     340,000  Citizens Communications Co.,                              449,431
              Senior Note,
              9.00%, 08/15/2031
                                                                 ---------------
Total Communications (Cost $8,100,279)                                8,802,637
                                                                 ---------------
================================================================================
COMMUNICATIONS--FIXED:                                                     0.34%
--------------------------------------------------------------------------------
     160,000  Qwest Corp., Rule 144A,                                   178,400
              8.875%, 03/15/2012
              (Note B, p. 10)
   1,070,000  British Telecommunications plc,                         1,407,841
              8.875%, 12/15/2030
                                                                 ---------------
Total Communications--Fixed
(Cost $1,512,192)                                                     1,586,241
                                                                 ---------------
================================================================================
COMMUNICATIONS--MOBILE:                                                    0.84%
--------------------------------------------------------------------------------
   1,055,000  Verizon Wireless Inc.,                                  1,141,625
              5.375%, 12/15/2006
      15,000  AT&T Wireless Services Inc.,                               17,491
              Senior Note,
              7.875%, 03/01/2011
     185,000  ACC Escrow Corp.,                                         199,800
              Senior Note, Rule 144A,
              10.00%, 08/01/2011,
              Callable 08/01/2007 @ 105
              (Note B, p. 10)
      80,000  Triton PCS Inc.,                                           80,200
              8.75%, 11/15/2011,
              Callable 11/15/2006 @ 104.38
     445,000  Nextel Communications Inc.,                               451,675
              Senior Note,
              7.375%, 08/01/2015,
              Callable 08/01/2008 @ 103.69
     430,000  Vodafone Group plc,                                       532,253
              7.875%, 02/15/2030
   1,180,000  AT&T Wireless Services Inc.,                            1,464,656
              Senior Note,
              8.75%, 03/01/2031
                                                                 ---------------
Total Communications--Mobile
(Cost $3,441,351)                                                     3,887,700
                                                                 ---------------


4   Sanford C. Bernstein Fund II, Inc.--2003 Annual Report

================================================================================
Principal Amount                    Description                     Market Value
================================================================================
CONSUMER MANUFACTURING:                                                   0.09%
--------------------------------------------------------------------------------
$     77,000  Applica Inc.,                                      $       81,043
              Senior Subordinated Note,
              10.00%, 07/31/2008,
              Callable 12/01/2003 @ 105
     100,000  Jostens Inc.,                                             116,500
              Senior Subordinated Note Class A,
              12.75%, 05/01/2010,
              Callable 05/01/2005 @ 106.38
     235,000  Broder Brothers,                                          239,112
              Senior Note, Rule 144A,
              11.25%, 10/15/2010,
              Callable 10/15/2007 @ 105.62
              (Note B, p. 10)
                                                                 ---------------
Total Consumer Manufacturing (Cost $424,628)                            436,655
                                                                 ---------------
================================================================================
ELECTRONICS:                                                              0.16%
--------------------------------------------------------------------------------
     695,000  Jabil Circuit Inc., Senior Note,                          722,836
              5.875%, 07/15/2010
                                                                 ---------------
Total Electronics (Cost $689,804)                                       722,836
                                                                 ---------------
================================================================================
ENERGY:                                                                   1.32%
--------------------------------------------------------------------------------
     980,000  Conoco Funding Co.,                                     1,067,407
              5.45%, 10/15/2006
     200,000  Hilcorp Energy I LP, Senior Note,                         213,500
              Rule 144A, 10.50%, 09/01/2010,
              Callable 09/01/2007 @ 105.25
              (Note B, p. 10)
      70,000  CITGO Petroleum Corp.,                                     79,450
              Senior Note, Rule 144A,
              11.375%, 02/01/2011,
              Callable 02/01/2007 @ 105.69
              (Note B, p. 10)
      30,000  Chesapeake Energy Corp.,                                   32,700
              8.125%, 04/01/2011,
              Callable 04/01/2006 @ 104.06
      20,000  Chesapeake Energy Corp.,                                   22,600
              9.00%, 08/15/2012,
              Callable 08/15/2007 @ 104.5
      30,000  Chesapeake Energy Corp.,                                   31,800
              7.75%, 01/15/2015,
              Callable 01/15/2008 @ 103.88
   1,530,000  Conoco Inc., Senior Note,                               1,768,497
              6.95%, 04/15/2029
     340,000  Devon Financing Corp. ULC,                                417,598
              7.875%, 09/30/2031
     660,000  Valero Energy Corp.,                                      737,244
              7.50%, 04/15/2032
   1,430,000  Devon Energy Corp.,                                     1,773,028
              7.95%, 04/15/2032
                                                                 ---------------
Total Energy (Cost $5,658,744)                                        6,143,824
                                                                 ---------------
================================================================================
ENTERTAINMENT/LEISURE:                                                    0.03%
--------------------------------------------------------------------------------
     130,000  Six Flags Inc., Senior Note,                              128,375
              9.75%, 06/15/2007
                                                                 ---------------
Total Entertainment/Leisure (Cost $124,577)                             128,375
                                                                 ---------------
================================================================================
FINANCIAL:                                                                8.33%
--------------------------------------------------------------------------------
     885,000  CIT Group Inc., Senior Note,                              921,082
              4.125%, 02/21/2006
   1,055,000  MBNA America Bank,                                      1,162,240
              6.50%, 06/20/2006
     870,000  John Deere Capital Corp.,                                 918,647
              4.50%, 08/22/2007
     615,000  American General Finance Corp.,                           647,617
              Medium-Term Note Series H,
              4.50%, 11/15/2007
     430,000  CIT Group Inc., Senior Note,                              466,602
              5.50%, 11/30/2007
   1,045,000  Countrywide Home Loans Inc.,                            1,077,987
              Medium-Term Note Series K,
              4.25%, 12/19/2007
   1,890,000  Lehman Brothers Holdings Inc.,                          1,947,721
              4.00%, 01/22/2008
     575,000  The Bear Stearns Cos., Inc.,                              593,036
              4.00%, 01/31/2008
  11,142,450  JPMorgan Hydi, Rule 144A,                              11,365,299
              8.00%, 06/20/2008
              (Note B, p. 10)
     120,000  iStar Financial Inc., Senior Note,                        135,000
              8.75%, 08/15/2008
     970,000  MBNA Corp.,                                             1,021,256
              4.625%, 09/15/2008
   1,455,000  Household Finance Corp.,                                1,653,549
              6.50%, 11/15/2008
   1,105,000  Ford Motor Credit Co.,                                  1,179,265
              7.375%, 10/28/2009
   1,455,000  Ford Motor Credit Co.,                                  1,532,599
              7.375%, 02/01/2011
   2,240,000  General Motors Acceptance Corp.,                        2,328,675
              6.875%, 09/15/2011
     645,000  Lehman Brothers Holdings Inc.,                            734,897
              6.625%, 01/18/2012
     515,000  National Rural Utilities                                  604,891
              Cooperative Finance Corp.,
              Medium-Term Note,
              7.25%, 03/01/2012
     565,000  Household Finance Corp.,                                  652,977
              7.00%, 05/15/2012
   1,060,000  General Electric Capital Corp.                          1,115,453
              Medium-Term Note Series A,
              5.45%, 01/15/2013
     650,000  Goldman Sachs Group Inc.,                                 644,527
              4.75%, 07/15/2013
   1,080,000  Ford Motor Credit Co.,                                  1,088,793
              7.00%, 10/01/2013


      Schedule of Investments--Intermediate Duration Institutional Portfolio   5

================================================================================
Principal Amount                    Description                     Market Value
================================================================================
$  1,190,000  CBA Capital Trust I, Rule 144A,                    $    1,228,738
              5.805%, 06/30/2015
              (Note B, p. 10)
     350,000  General Motors Acceptance Corp.,                          360,532
              8.00%, 11/01/2031
   2,940,000  General Electric Capital Corp.,                         3,328,994
              Medium-Term Note Series A,
              6.75%, 03/15/2032
     735,000  Morgan Stanley,                                           861,404
              7.25%, 04/01/2032
   1,065,000  Goldman Sachs Group Inc.,                               1,085,767
              6.125%, 02/15/2033
      35,000  Markel Capital Trust I, Series B,                          35,875
              8.71%, 01/01/2046,
              Callable 01/01/2007 @ 104.36
              (Note C, p. 10)
                                                                 ---------------
Total Financial (Cost $37,164,653)                                   38,693,423
                                                                 ---------------
================================================================================
FOOD/BEVERAGE:                                                            1.10%
--------------------------------------------------------------------------------
      70,000  Dole Food Co., Inc., Senior Note,                          74,900
              8.625%, 05/01/2009
     185,000  Swift & Co.,                                              205,350
              10.125%, 10/01/2009,
              Callable 10/01/2006 @ 105.06
      20,000  Dole Food Co., Inc., Senior Note,                          21,400
              8.875%, 03/15/2011,
              Callable 03/15/2007 @ 104.44
     940,000  Delhaize America Inc.,                                  1,038,700
              8.125%, 04/15/2011
      45,000  Del Monte Corp., Series B,                                 49,612
              9.25%, 05/15/2011,
              Callable 05/15/2006 @ 104.62
      50,000  Del Monte Corp.,                                           54,875
              Senior Subordinated Note,
              Rule 144A, 8.625%, 12/15/2012,
              Callable 12/15/2007 @ 104.31
              (Note B, p. 10)
   1,080,000  Kraft Foods Inc.,                                       1,098,884
              5.25%, 10/01/2013
   1,240,000  Safeway Inc., Debenture,                                1,404,004
              7.25%, 02/01/2031
   1,125,000  Anheuser-Busch Cos., Inc.,                              1,187,119
              Debenture,
              5.95%, 01/15/2033
                                                                 ---------------
Total Food/Beverage (Cost $4,955,980)                                 5,134,844
                                                                 ---------------
================================================================================
GAMING:                                                                   0.08%
--------------------------------------------------------------------------------
      70,000  Park Place Entertainment Corp.,                            77,525
              Senior Subordinated Note,
              9.375%, 02/15/2007
     105,000  MGM Grand Inc.,                                           119,306
              9.75%, 06/01/2007
      55,000  Park Place Entertainment                                   61,050
              Corp., Senior Subordinated Note,
              8.875%, 09/15/2008
      90,000  Venetian Casino Resort LLC,                               103,050
              11.00%, 06/15/2010,
              Callable 06/15/2006 @ 105.5
                                                                 ---------------
Total Gaming (Cost $332,197)                                            360,931
                                                                 ---------------
================================================================================
HEALTHCARE:                                                               0.67%
--------------------------------------------------------------------------------
     675,000  Bristol-Myers Squibb Co.,                                 720,436
              4.75%, 10/01/2006
      55,000  Triad Hospitals Inc.,                                      60,088
              Senior Note Series B,
              8.75%, 05/01/2009,
              Callable 05/01/2005 @ 104.38
      25,000  Triad Hospitals Inc., Series B,                            27,625
              11.00%, 05/15/2009,
              Callable 05/15/2004 @ 105.5
      90,000  Concentra Operating Corp.,                                100,350
              13.00%, 08/15/2009,
              Callable 11/28/2003 @ 113
     525,000  Health Net Inc., Senior Note,                             634,606
              8.375%, 04/15/2011
     185,000  Alliance Imaging Inc.,                                    193,325
              Senior Subordinated Note,
              10.375%, 04/15/2011,
              Callable 04/15/2006 @ 105.19
     510,000  HCA Inc.,                                                 536,607
              6.75%, 07/15/2013
     770,000  Humana Inc., Senior Note,                                 818,544
              6.30%, 08/01/2018
                                                                 ---------------
Total Healthcare (Cost $2,925,793)                                    3,091,581
                                                                 ---------------
================================================================================
HOTEL/LODGING:                                                            0.05%
--------------------------------------------------------------------------------
      85,000  Host Marriott LP,                                          93,500
              Senior Note Series I,
              9.50%, 01/15/2007
     120,000  Starwood Hotels & Resorts                                 132,000
              Worldwide Inc.,
              7.875%, 05/01/2012
                                                                 ---------------
Total Hotel/Lodging (Cost $203,620)                                     225,500
                                                                 ---------------
================================================================================
INDUSTRIAL:                                                               1.27%
--------------------------------------------------------------------------------
     285,000  Tyco International Group SA,                              299,962
              6.375%, 02/15/2006
     120,000  Service Corp. International,                              120,600
              7.20%, 06/01/2006
     765,000  Bombardier Capital Inc.,                                  808,987
              Medium-Term Note Series A,
              Rule 144A, 6.125%, 06/29/2006
              (Note B, p. 10)
   1,280,000  Tyco International Group SA,                            1,334,400
              5.80%, 08/01/2006
     865,000  Waste Management Inc.,                                    981,346
              6.875%, 05/15/2009


6   Sanford C. Bernstein Fund II, Inc.--2003 Annual Report

================================================================================
Principal Amount                    Description                     Market Value
================================================================================
$    185,000  FastenTech Inc.,                                   $      194,250
              Senior Note, Rule 144A,
              11.50%, 05/01/2011,
              Callable 05/01/2007 @ 105.75
              (Note B, p. 10)
      95,000  TriMas Corp.,                                              96,900
              9.875%, 06/15/2012,
              Callable 06/15/2007 @ 104.94
      40,000  SPX Corp., Senior Note,                                    42,300
              7.50%, 01/01/2013,
              Callable 01/01/2008 @ 103.75
     820,000  General Electric Co.,                                     842,162
              5.00%, 02/01/2013
     890,000  News America Holdings,                                  1,166,343
              9.25%, 02/01/2013
                                                                 ---------------
Total Industrial (Cost $5,735,272)                                    5,887,250
                                                                 ---------------
================================================================================
INSURANCE:                                                                0.86%
--------------------------------------------------------------------------------
     525,000  Anthem Inc.,                                              605,360
              6.80%, 08/01/2012
     480,000  MetLife Inc., Senior Note,                                516,915
              6.50%, 12/15/2032
     940,000  New York Life Insurance Co.,                              943,715
              Rule 144A, 5.875%, 05/15/2033
              (Note B, p. 10)
     960,000  Mangrove Bay Pass-Through                                 954,441
              Trust, Rule 144A,
              6.102%, 07/15/2033,
              Callable 07/15/2013 @ 100
              (Note B, p. 10)
     960,000  Oil Insurance Ltd.,                                       983,136
              Subordinated Debenture, Rule 144A,
              5.15%, 08/15/2033,
              Callable 08/15/2008 @ 100
              (Note B, p. 10)
                                                                 ---------------
Total Insurance (Cost $3,856,552)                                     4,003,567
                                                                 ---------------
================================================================================
METALS/MINING:                                                            0.11%
--------------------------------------------------------------------------------
     225,000  AK Steel Corp.,                                           162,000
              7.875%, 02/15/2009,
              Callable 02/15/2004 @ 103.94
     380,000  Alcan Inc.,                                               374,008
              4.50%, 05/15/2013
                                                                 ---------------
Total Metals/Mining (Cost $588,405)                                     536,008
                                                                 ---------------
================================================================================
NON-AIR TRANSPORTATION:                                                   0.31%
--------------------------------------------------------------------------------
   1,155,000  CSX Corp., Debenture,                                   1,426,132
              7.95%, 05/01/2027
                                                                 ---------------
Total Non-Air Transportation (Cost $1,389,336)                        1,426,132
                                                                 ---------------
================================================================================
PAPER/PACKAGING:                                                          0.94%
--------------------------------------------------------------------------------
     910,000  Abitibi-Consolidated Inc.,                                965,102
              8.30%, 08/01/2005
     225,000  Owens-Brockway Glass                                      240,750
              Container Inc.,
              8.875%, 02/15/2009,
              Callable 02/15/2006 @ 104.44
     800,000  Abitibi-Consolidated Inc.,                                854,343
              7.875%, 08/01/2009
      30,000  Stone Container Corp.,                                     32,850
              Senior Note,
              9.75%, 02/01/2011,
              Callable 02/01/2006 @ 104.88
       5,000  International Paper Co.,                                    5,649
              6.75%, 09/01/2011
      95,000  Smurfit-Stone Container Corp.,                             99,750
              8.25%, 10/01/2012,
              Callable 10/01/2007 @ 104.12
     465,000  Sealed Air Corp., Rule 144A,                              471,930
              5.625%, 07/15/2013
              (Note B, p. 10)
     460,000  Packaging Corp. of America,                               468,064
              Rule 144A, 5.75%, 08/01/2013
              (Note B, p. 10)
     495,000  International Paper Co.,                                  493,524
              5.30%, 04/01/2015
     645,000  Weyerhaeuser Co.,                                         722,307
              7.375%, 03/15/2032
                                                                 ---------------
Total Paper/Packaging (Cost $4,320,393)                               4,354,269
                                                                 ---------------
================================================================================
PETROLEUM PRODUCTS:                                                       0.62%
--------------------------------------------------------------------------------
      20,000  Amerada Hess Corp.,                                        21,941
              6.65%, 08/15/2011
     855,000  Petronas Capital Ltd., Rule 144A,                         980,131
              7.00%, 05/22/2012
              (Note B, p. 10)
   1,635,000  Amerada Hess Corp.,                                     1,866,696
              7.875%, 10/01/2029
                                                                 ---------------
Total Petroleum Products (Cost $2,741,883)                            2,868,768
                                                                 ---------------
================================================================================
PUBLIC UTILITIES--ELECTRIC & GAS:                                          2.03%
--------------------------------------------------------------------------------
      35,000  AES Corp., Rule 144A,                                      36,225
              10.00%, 07/15/2005,
              Callable 12/15/2004 @ 100
              (Note B, p. 10)
   1,595,000  KeySpan Corp.,                                          1,767,509
              7.25%, 11/15/2005
      65,000  KeySpan Corp.,                                             71,340
              6.15%, 06/01/2006
     745,000  CenterPoint Energy Resources                              793,154
              Corp., Debenture,
              6.50%, 02/01/2008
     820,000  Duke Energy Corp.,                                        831,409
              3.75%, 03/05/2008
   1,170,000  CenterPoint Energy Inc.,                                1,178,404
              Rule 144A, 5.875%, 06/01/2008
              (Note B, p. 10)


      Schedule of Investments--Intermediate Duration Institutional Portfolio   7

================================================================================
Principal Amount                    Description                     Market Value
================================================================================
$     55,000  Southern Natural Gas Co.,                          $       59,125
              8.875%, 03/15/2010,
              Callable 03/15/2007 @ 104.44
     590,000  Nisource Finance Corp.,                                   704,379
              7.875%, 11/15/2010
     620,000  Xcel Energy Inc.,                                         702,545
              Senior Note,
              7.00%, 12/01/2010
     610,000  Carolina Power & Light Co.,                               679,297
              6.50%, 07/15/2012
     400,000  Cincinnati Gas & Electric Co.,                            425,806
              5.70%, 09/15/2012
     410,000  MidAmerican Energy Holdings Co.,                          434,350
              Senior Note,
              5.875%, 10/01/2012
     410,000  Public Service Co. of Colorado,                           501,069
              7.875%, 10/01/2012
     145,000  Columbus Southern Power Co.,                              151,323
              Rule 144A, 5.50%, 03/01/2013
              (Note B, p. 10)
     610,000  Dominion Resources Inc.,                                  612,720
              Senior Note,
              5.00%, 03/15/2013
      75,000  Southern Natural Gas Co.,                                  69,375
              7.35%, 02/15/2031
     425,000  FirstEnergy Corp., Series C,                              436,628
              7.375%, 11/15/2031
                                                                 ---------------
Total Public Utilities--Electric & Gas
(Cost $9,066,359)                                                     9,454,658
                                                                 ---------------
================================================================================
PUBLIC UTILITIES--TELEPHONE:                                               0.18%
--------------------------------------------------------------------------------
     755,000  Telefonos de Mexico SA de CV,                             839,938
              Senior Note,
              8.25%, 01/26/2006
                                                                 ---------------
Total Public Utilities--Telephone
(Cost $841,255)                                                         839,938
                                                                 ---------------
================================================================================
PUBLISHING:                                                               0.12%
--------------------------------------------------------------------------------
      30,000  Dex Media East LLC,                                        34,125
              9.875%, 11/15/2009,
              Callable 11/15/2006 @ 104.94
      30,000  Dex Media West LLC,                                        32,775
              Senior Note, Rule 144A,
              8.50%, 08/15/2010,
              Callable 08/15/2007 @ 104.25
              (Note B, p. 10)
      15,000  American Media Operations Inc.,                            16,144
              8.875%, 01/15/2011,
              Callable 01/15/2007 @ 104.44
      80,000  Houghton Mifflin Co.,                                      84,200
              Senior Note, 8.25%, 02/01/2011,
              Callable 02/01/2007 @ 104.12
      70,000  Dex Media East LLC,                                        84,875
              12.125%, 11/15/2012,
              Callable 11/15/2007 @ 106.06
     110,000  R.H. Donnelley Corp.,                                     130,350
              Senior Subordinated Note,
              Rule 144A, 10.875%, 12/15/2012,
              Callable 12/15/2007 @ 105.44
              (Note B, p. 10)
      25,000  Houghton Mifflin Co.,                                      26,625
              Senior Subordinated Note,
              9.875%, 02/01/2013,
              Callable 02/01/2008 @ 104.94
     140,000  Dex Media West LLC,                                       158,900
              Senior Subordinated Note,
              Rule 144A, 9.875%, 08/15/2013,
              Callable 08/15/2008 @ 104.94
              (Note B, p. 10)
                                                                 ---------------
Total Publishing (Cost $502,131)                                        567,994
                                                                 ---------------
================================================================================
RETAIL:                                                                   0.44%
--------------------------------------------------------------------------------
     520,000  Target Corp.,                                             574,698
              5.875%, 03/01/2012
     315,000  Toys "R" Us Inc.,                                         345,057
              7.875%, 04/15/2013
     220,000  Toys "R" Us Inc.,                                         226,233
              7.375%, 10/15/2018
     490,000  Sears Roebuck Acceptance Corp.,                           539,716
              7.00%, 06/01/2032
     315,000  Limited Brands, Debenture,                                348,360
              6.95%, 03/01/2033
                                                                 ---------------
Total Retail (Cost $1,895,562)                                        2,034,064
                                                                 ---------------
================================================================================
SERVICE:                                                                  0.06%
--------------------------------------------------------------------------------
      45,000  United Rentals Inc.,                                       50,062
              Senior Note, Rule 144A,
              10.75%, 04/15/2008,
              Callable 04/15/2005 @ 105.38
              (Note B, p. 10)
      70,000  United Rentals Inc., Series B,                             77,875
              10.75%, 04/15/2008,
              Callable 04/15/2005 @ 105.38
      40,000  Allied Waste North America Inc.,                           43,400
              Senior Note,
              8.50%, 12/01/2008
      90,000  Allied Waste North America Inc.,                           97,988
              Series B,
              10.00%, 08/01/2009,
              Callable 08/01/2004 @ 105
                                                                 ---------------
Total Service (Cost $242,149)                                           269,325
                                                                 ---------------
================================================================================
SUPERMARKET/DRUG:                                                         0.07%
--------------------------------------------------------------------------------
     135,000  Rite Aid Corp.,                                           153,225
              9.50%, 02/15/2011,
              Callable 02/15/2007 @ 104.38


8   Sanford C. Bernstein Fund II, Inc.--2003 Annual Report

================================================================================
Principal Amount                    Description                     Market Value
================================================================================
$    185,000  Roundy's Inc., Series B,                           $      194,250
              8.875%, 06/15/2012,
              Callable 06/15/2007 @ 104.44
                                                                 ---------------
Total Supermarket/Drug (Cost $330,915)                                  347,475
                                                                 ---------------
================================================================================
TECHNOLOGY:                                                               0.28%
--------------------------------------------------------------------------------
     605,000  Hewlett-Packard Co.,                                      658,831
              7.15%, 06/15/2005
     115,000  ON Semiconductor Corp.,                                   135,413
              12.00%, 03/15/2010,
              Callable 03/15/2007 @ 106
     165,000  Flextronics International Ltd.,                           164,587
              Senior Subordinated Note,
              Rule 144A, 6.50%, 05/15/2013,
              Callable 05/15/2008 @ 103.25
              (Note B, p. 10)
     345,000  Electronic Data Systems Corp.,                            332,335
              Rule 144A, 6.00%, 08/01/2013
              (Note B, p. 10)
                                                                 ---------------
Total Technology (Cost $1,273,541)                                    1,291,166
                                                                 ---------------
================================================================================
ASSET-BACKED SECURITIES:                                                  3.51%
--------------------------------------------------------------------------------
   2,145,000  Discover Card Master Trust I,                           2,349,456
              Series 2000-9 Class A,
              6.35%, 07/15/2008
      25,000  MBNA Credit Card Master Note                               27,328
              Trust, Series 2001-A1 Class A1,
              5.75%, 10/15/2008
     245,000  Fleet Credit Card Master Trust II,                        265,060
              Series 2001-B Class A,
              5.60%, 12/15/2008
   4,095,000  Citibank Credit Card Issuance                           4,095,805
              Trust, Series 2003-A3 Class A3,
              3.10%, 03/10/2010
   1,860,000  Citibank Credit Card Issuance                           1,754,926
              Trust, Series 2003-A7 Class A7,
              4.15%, 07/07/2017
   1,300,000  Residential Funding Mortgage                            1,300,000
              Securities, Series 2003-HS3
              Class AI1,
              1.25%, 07/25/2018
   1,271,009  Countrywide Asset-Backed                                1,270,806
              Certificates, Series 2003-4
              Class A1,
              1.25%, 10/25/2019
   1,125,000  Master Asset Backed Securities                          1,125,000
              Trust, Series 2003-WMC2
              Class A3A,
              1.27%, 03/25/2020
   1,169,471  Chase Funding Mortgage Loan,                            1,171,026
              Series 2003-4 Class 2A1,
              1.24%, 02/25/2021
   1,589,505  Structured Asset Investment                             1,589,505
              Loan Trust, Series 2003-BC7
              Class 1A1,
              1.25%, 07/25/2033
   1,362,152  Countrywide Home Loans,                                 1,361,730
              Series 2003-49 Class A1,
              1.642%, 12/19/2033
                                                                 ---------------
Total Asset-Backed Securities
(Cost $16,230,115)                                                   16,310,642
                                                                 ---------------
================================================================================
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                    5.03%
--------------------------------------------------------------------------------
   1,300,000  Chase Funding Mortgage Loan,                            1,300,000
              Series 2003-5 Class 2A1,
              1.24%, 02/25/2021
   3,545,000  LB-UBS Commercial Mortgage                              3,553,862
              Trust, Series 2003-C5 Class A2,
              3.478%, 07/15/2027
   3,060,000  LB-UBS Commercial Mortgage                              3,509,038
              Trust, Series 2001-C2 Class A2,
              6.653%, 11/15/2027
   3,680,000  Nomura Asset Securities Corp.,                          4,187,671
              Series 1998-D6 Class A1B,
              6.59%, 03/15/2030
   3,720,000  First Union-Lehman                                      4,217,348
              Brothers-Bank of America,
              Series 1998-C2 Class A2,
              6.56%, 11/18/2035
   2,140,000  GS Mortgage Securities Corp.                            2,169,748
              II, Series 2003-C1 Class A2A,
              3.59%, 01/10/2040
   4,375,000  Morgan Stanley Capital I,                               4,433,275
              Series 2003-T11 Class A4,
              5.15%, 06/13/2041
                                                                 ---------------
Total Commercial Mortgage-Backed Securities
(Cost $22,975,918)                                                   23,370,942
                                                                 ---------------
================================================================================
SOVEREIGN DEBT:                                                           3.61%
--------------------------------------------------------------------------------
   5,165,000  Italy (Republic of),                                    5,240,569
              2.50%, 03/31/2006
     610,873  Ukraine (Republic of),                                    679,291
              11.00%, 03/15/2007
   3,420,000  Russian Federation,                                     3,243,656
              5.00%, 03/31/2030
     350,000  South Africa (Republic of),                               399,000
              7.375%, 04/25/2012
     105,000  Ukraine (Republic of),                                    105,131
              7.65%, 06/11/2013
     420,000  Brazil (Federal Republic of),                             410,550
              10.25%, 06/17/2013
   4,088,281  Brazil (Federal Republic of),                           3,756,313
              8.00%, 04/15/2014
     375,000  Bulgaria (Republic of),                                   426,562
              8.25%, 01/15/2015


      Schedule of Investments--Intermediate Duration Institutional Portfolio   9

================================================================================
Principal Amount                    Description                     Market Value
================================================================================
$    285,000  Peru (Republic of),                                $      329,888
              9.875%, 02/06/2015
     255,000  Uruguay (Republic of),                                    197,625
              7.50%, 03/15/2015
     330,000  Panama (Republic of),                                     392,700
              10.75%, 05/15/2020
     145,000  Panama (Republic of),                                     163,488
              9.375%, 04/01/2029
   1,125,000  Quebec (Province of),                                   1,432,665
              Debenture,
              7.50%, 09/15/2029
                                                                 ---------------
Total Sovereign Debt (Cost $16,574,453)                              16,777,438
                                                                 ---------------
================================================================================
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments ($584,125,610)                 127.87%          $ 593,994,257
(Note D, below)
Cash and Other Assets, Less Liabilities          (27.87)          (129,476,984)
                                                 -------          -------------
Net Assets (Equivalent to $15.74
per share based on 29,505,702
shares of capital stock outstanding)             100.00%          $ 464,517,273
                                                 =======          =============

--------------------------------------------------------------------------------
(A)   When-issued security
(B) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the aggregate market value of these securities amounted to $29,231,516 or 6.29% of net assets.
(C)   Illiquid security valued at fair value.
(D) At September 30, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $10,678,697 and gross unrealized depreciation of investments was $1,198,069, resulting in net unrealized appreciation of $9,480,628.

      Explanation of abbreviations:

      FHLB--Federal Home Loan Bank
      FNMA--Federal National Mortgage Association
      TBA--To Be Announced

See Notes to Financial Statements.


                                                                  SCBMFANNIN0903


10   Sanford C. Bernstein Fund II, Inc.--2003 Annual Report

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

          EXHIBIT NO.    DESCRIPTION OF EXHIBIT
          -----------    ----------------------

          10(a)(1)       Code of ethics that is subject to the disclosure of
                         Item 2 hereof

          10(b)(1) Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

          10(b)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

          10(c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant): Sanford C. Bernstein Fund II, Inc.

By:     /s/ Marc O. Mayer
        ------------------------------
        Marc O. Mayer
        President

Date:  November 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Marc O. Mayer
        ------------------------------
        Marc O. Mayer
        President

Date:   November 25, 2003

By:     /s/ Mark D. Gersten
        ------------------------------
        Mark D. Gersten
        Treasurer and Chief Financial Officer

Date:   November 25, 2003


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